File No. 333-182249

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

[X]	Registration Under the Securities Act of 1933

[ ]	Pre-Effective Amendment Number

[X]	Post-Effective Amendment Number 16

And/or

[X]	Registration Statement Under the Investment Company Act of 1940

[X]	Amendment No. 17

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde
Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, DC 20006-1238

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on May 1, 2021 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on (Date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

ONcore Xtra (sold on or after October 1, 2012)

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way ● Montgomery, Ohio 45242 ●888.925.6446

This prospectus describes ONcore Xtra (sold on or after October 1, 2012), an individual, flexible premium deferred variable annuity contract issued by The Ohio National Life Insurance Company ("Ohio National Life") through a separate account, Ohio National Variable Account A ("VAA"). The contract has not been offered for new sales since 2018. This prospectus describes the features, benefits and risks applicable to existing contract owners. This contract was not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You may direct the allocation of your purchase payments to one or more investment options of VAA and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. See Appendix A for the list of available Funds.

You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contract is not insured by the FDIC or any other agency. It is not a deposit or obligation of any bank and is not bank guaranteed.

This contract includes an extra credit to your contract each time you make a purchase payment. The expenses for this contract may be higher than expenses for a contract without an extra credit feature and the amount of the extra credit may be more than offset by the additional fees and charges associated with this contract. The extra credit may be recaptured upon death or certain withdrawals.

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contract that you should know before investing.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Ohio National Life. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Ohio National Life electronically by visiting ohionational.com, logging into your account and electing e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform Ohio National Life that you wish to continue receiving paper copies of your shareholder reports by contacting us at 888.925.6446. Your election to receive reports in paper will apply to all Funds available under your contract.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2021

Form 6802	1

Form 6802	2

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, (ii) net purchase payments less pro-rata withdrawals or (iii) stepped-up Death Benefit amount if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Enhanced DCA Account -- An account available for purchase payments, subject to certain limitations, that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio.

Free Look — A period of ten (10) or more days after receipt of the contract during which you have the right to cancel your contract and receive a refund without incurring surrender charges. The amount of the refund may equal either the amount of purchase payments or the Contract Value as of the date of cancellation, depending on applicable state law requirements. Upon such refund, the contract shall be void.

Fund — A mutual fund in which subaccount assets may be invested. See “The Funds” and Appendix A later in this prospectus.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Combo Death Benefit, Premium Protection, Premium Protection Plus, and 5% GMDBR80 Plus are the GMDB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Rate Sheet Supplement – A prospectus supplement to disclose certain rates associated with the GLWB Preferred I.S. riders.

Form 6802	3

Required Minimum Distribution or RMD – The minimum amount that you must withdraw each year from your qualified retirement plans starting in the calendar year following the year in which you reach the required beginning age as defined by the Internal Revenue Code (the “Code”).

RMD treatment – RMD treatment means that you may take your Required Minimum Distribution, even if it exceeds what would otherwise be the allowable annual withdrawal amount, without it being treated as an excess withdrawal under your rider. Certain conditions apply in order to receive RMD treatment. Please see "Optional Death Benefit Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders" for more information.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to The Ohio National Life Insurance Company.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner(s) of the contract or the last surviving owner’s estate if all owners are deceased.

Form 6802	4

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

1	As a percentage of average Contract Value in the separate account.
2	As a percentage of average Fund net assets.
3

The minimum fee reflects the current charge for the least expensive optional benefit, the GEB, calculated as an annualized percentage of the Contract Value on a contract anniversary. The maximum fee reflects the current charge for the most expensive optional benefit, the Income Opportunity GLWB (Joint Life), calculated as an annualized percentage of the amount that is guaranteed under the optional benefit.

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal

If you withdraw money from your contract within 8 years following your last purchase payment, you will be assessed a surrender charge. The maximum surrender charge is 9% of total purchase payment, minus all previous withdrawals, during the first year, declining down to 0% over the 8 years. For example, if you make an early withdrawal within the first year, you could pay a withdrawal charge of up to $9,000 on a $100,000 investment. During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge.

Extra credits may be recaptured upon certain withdrawals.

Deductions and Expenses –Surrender Charge
Transaction Charges

In addition to surrender charges, you may also may be charged for other transactions, such as when you transfer Contract value between investment options more than 12 times per contract year, take more than 14 withdrawals in a contract year or for special requests (such as wire transfers or overnight mail).

Deductions and Expenses –Withdrawal Fee and Transfer Fee
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Deductions and Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	1.40%[1]	1.40% [1]
	2. Investment options (Fund fees and expenses)	0.34%[2]	4.14%[2]
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.50%[3]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST ESTIMATE: $1,539	HIGHEST ANNUAL COST ESTIMATE: $6,630

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of contract classes and Fund fees and expenses

• No optional benefits

• No sales charges

• No additional purchase payments, transfers or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of contract classes, optional benefits, and Fund fees and expenses

• No sales charges

• No additional purchase payments, transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for 8 years following your last purchase payment. They will reduce the value of your contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

Each investment option (including the Fixed Accumulation Account and the Enhanced DCA Account) has its own unique risks.

You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks

Any obligations (including under the Fixed Accumulation Account), guarantees, and benefits of the contract are subject to the claims-paying ability of Ohio National Life. More information about Ohio National Life, including our financial strength ratings, is available upon request by calling us at 888.925.6446.

Principal Risks of Investing in the Contract
RESTRICTIONS
Investments

We reserve the right to charge $10 for each transfer when you transfer money between subaccounts in excess of 12 times in a contract year.

We reserve the right to limit transfers in circumstances of frequent or large transfers.

We reserve the right to remove, close or substitute Funds as investment options that are available under the contract.

Investment Options – The Funds; Deductions and Expenses – Transfer Fee; and Accumulation Period – Transfers Among Subacccounts

Optional Benefits

Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change the investment restrictions in the future, including limiting the investment options available with the optional benefit.

Certain optional benefits could limit subsequent purchase payments.

Certain benefits may limit withdrawals or other rights under the contract. Under certain benefits, withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value of or even terminate the benefit.

Death Benefit – Optional Death Benefit Riders and Optional Living Benefit Riders
TAXES
Tax Implications

Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this contract.

If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Federal Tax Status
CONFLICTS OF INTEREST
Investment Professional Compensation

Although the contracts are no longer offered for new sales, firms and their registered representatives that sold the contracts may still be paid for those sales. Your investment professional may receive compensation for having sold this contract to you in the form of commissions, service fees, additional cash benefits (e.g. bonuses), and non-cash compensation. Accordingly, investment professionals may have had a financial incentive to offer or recommend this contract over another investment.

Ohio National Life
Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing contract.

N/A

Overview of the Contract

Purpose

The ONcore Xtra (sold on or after October 1, 2012) contract is intended to help you save for retirement or another long-term investment purpose through investments in a variety of investment options during the Accumulation Period. The contract also offers death benefits designed to protect your designated beneficiaries. The contract also has certain optional living benefits which can provide you the opportunity to take income. Through the annuitization feature, the contract can supplement your retirement income by providing a stream of income payments. This contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Funds.

Phases of the Contract

Your contract has two phases:

• the Accumulation Period, when you make purchase payments to us, and

• the Annuity Period, when we make income payments to you.

Accumulation Period

During the Accumulation Period, to help you accumulate assets, you can allocate your purchase payment to:

• a variety of subaccounts. Each subaccount invests in a corresponding Fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns;

• the Fixed Accumulation Account, which offers a guaranteed fixed interest rate for one year periods. The Fixed Accumulation Account is not available with certain optional benefit riders; and

• the Enhanced DCA account (available for purchase payments), which offers a fixed interest rate.

A list of Funds in which the subaccounts currently invest is provided in Appendix A: Funds Available Under the Contract.

Annuity Period

You can elect to annuitize your contract and turn your Contract Value into a stream of fixed and/or variable income payments from us. Variable payments depend on the performance of the subaccounts. Currently, we offer income options that provide payments for (1) life; (2) for life with a certain minimum number of payments; or (3) for life with a certain amount of payments. Depending on the annuity option you elect, any remaining amounts guaranteed (such as certain period payments or a death benefit) under the annuity option you selected will be paid to your beneficiary. We may offer other options, at our discretion, where permitted by state law.

Please note that if you annuitize, your Contract Value will be converted to income payments and you may no longer withdraw money at will from your contract. All benefits (including guaranteed minimum death benefits and living benefits) terminate when you annuitize.

Primary Contract Features and Options

Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time. Withdrawals will reduce your Contract Value and may be subject to surrender charges, withdrawal fees, income taxes and, if you are younger than 59 ½, a tax penalty. Withdrawals may also reduce (possibly by more than the amount withdrawn) or terminate any guaranteed benefits. Please see “Death Benefit” and “Optional Living Benefit Riders” for more information.

Tax treatment. Your purchase payments generally accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your contract, such as when (1) you make a withdrawal; (2) you receive an income payment from the contract; or (3) upon payment of death benefit proceeds.

Death benefits. Your Contract includes a basic Death Benefit that is the greatest of: (i) the total Contract Value, (ii) net purchase payments less pro-rata withdrawals or (iii) the stepped-up Death Benefit (which is set to the Contract Value, if higher, on each 8 year anniversary, adjusted for purchase payments and withdrawals). Please note that Death Benefit is used solely to calculate the Death Benefit Adjustment and is not the amount paid to your designated beneficiaries after the death of the annuitant. You may have also purchased optional riders under the contract that provide additional death benefits for an additional fee. These riders may increase the amount of money payable to your designated beneficiaries upon your death.

Optional benefits that occur during your lifetime. For an additional fee, you may have purchased optional living benefit riders that offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income.

Nursing Facility Confinement Benefit. At no additional charge, the Contract includes a Nursing Facility Confinement Rider with all Contracts (subject to applicable issue state and age limitations). This benefit increases the amount that can be withdrawn from your Contract without a surrender charge when certain qualifying events occur.

Automatic portfolio rebalancing and dollar cost averaging. At no additional charge, you may select automatic portfolio rebalancing, which automatically rebalances your value in the subaccounts to maintain your chosen percentage allocation. Alternately, at no additional charge, you may select a Dollar Cost Averaging program, which automatically transfers a specific amount of money from the Fixed Accumulation Account or subaccounts to any other subaccount at set intervals, subject to limitations of certain optional living or death benefit riders you may have elected. For additional purchase payments of $3,600 or more, you may select the Enhanced DCA Account, at no additional charge, which transfers amounts automatically to the subaccounts you choose in specified monthly increments and pays you interest on amounts remaining in the account.

Electronic Delivery. You may elect to receive electronic delivery of current prospectuses related to this contract, as well as certain other contract related documents.

Extra Credit. This contract includes an extra credit to your contract each time you make a purchase payment. The expenses for this contract may be higher than expenses for a contract without an extra credit feature and the amount of the extra credit may be more than offset by the additional fees and charges associated with this contract. The extra credit may be recaptured upon death or certain withdrawals. Please see “Extra Credit” for more information.

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and making partial or total withdrawals from the contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, make a partial or total withdrawal from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Deferred Sales Load (or Surrender Charge) (as a percentage of your total purchase payments minus all previous withdrawals)

Payment year	1	2	3	4	5	6	7	8	9+
Charge	9%	8%	7%	6%	5%	4%	2%	1%	0%

Transfer Fee (for transfers in excess of 12 per year; currently no charge)	$10
Premium Tax (charged upon annuitization, surrender or when assessed) (Percentage of each purchase payment)	0% - 5% (depending on state law)
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Expenses (no fee if your Contract Value exceeds $50,000)	$30
Base Contract Charges (% of average account value in the separate account)	1.40%

Optional Benefit Expenses	Maximum Charge	Current Charge
Annual Stepped-Up Death Benefit (% of the optional death benefit amount)	0.25%	0.25%
5% GMDBR80 Plus (% of the optional death benefit amount)	0.45%	0.45%
Combo Death Benefit (% of the optional death benefit amount) (assessed quarterly)	1.50%	0.65%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70 (% of the optional death benefit amount)	0.10%	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75 (% of the optional death benefit amount)	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (% of the optional death benefit amount)	0.90%	0.45%
GEB at issue ages through 70 (% of your Contract Value on the contract anniversary)	0.15%	0.15%
GEB at issue ages 71-75 (% of your Contract Value on the contract anniversary)	0.30%	0.30%
GEB “Plus” at issue ages through 70 (% of your Contract Value on the contract anniversary)	0.30%	0.30%
GEB “Plus” at issue ages 71-75 (% of your Contract Value on the contract anniversary)	0.60%	0.60%
Income Opportunity GLWB (Single Life) (% of the GLWB Base)	2.50%	1.20%

Optional Benefit Expenses	Maximum Charge	Current Charge
Income Opportunity GLWB (Joint Life) (% of the GLWB Base)	3.00%	1.50%
GLWB Plus (applied for on or after May 1, 2013) (% of the GLWB Base)	2.00%	1.05%
GLWB Plus (applied for prior to May 1, 2013) (% of the GLWB Base)	2.00%	0.95%
Joint GLWB Plus (applied for on or after May 1, 2013) (% of the GLWB Base)	2.50%	1.35%
Joint GLWB Plus (applied for prior to May 1, 2013) (% of the GLWB Base)	2.50%	1.25%
GPP (2012) (applied for on or after November 16, 2015) (% of your average guaranteed principal amount at beginning and end of contract year)	1.30%	0.65%
GPP (2012) (applied for prior to November 16, 2015) (% of your average guaranteed principal amount at beginning and end of contract year)	0.90%	0.45%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses

	Minimum	Maximum
Total Annual Fund Operating Expenses (Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2020.)	0.34%	4.14%

Example

The Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity policies. These costs include transaction expenses, annual contract expenses and annual Fund expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you surrender your contract at the end of the applicable time period				If you annuitize or do not surrender your contract at the end of the applicable time period
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$17,075	$34,353	$52,213	$107,999	$8,940	$27,968	$48,608	$107,999

Principal Risks of Investing in the Contract

This section is intended to summarize the principal risks of investing in the contract. Additional risks and details regarding various risk and benefits of investing in the contract are described in relevant sections of the prospectus. The contract may be subject to additional risks other than those identified and described in the prospectus.

Risks Associated with Variable Investment Options

You bear the risk of any decline in your Contract Value resulting from the performance of Funds you have chosen. The Contract Value could decline significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Fund. This risk could have a significant negative impact on certain benefits and guarantees under the contract. For more information about the risks of investing in a particular Fund, see that Fund’s prospectus. You should review the Fund prospectuses before making an investment decision.

Not a Short-Term Savings Vehicle

The contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to take withdrawals or surrender the contract for short-term needs, it may not be the right contract for you. Charges may be assessed on withdrawals and surrenders, which could be substantial. Early or excess withdrawals could substantially reduce or even terminate some of the benefits available under the contract. Please discuss your insurance needs and financial objectives with your financial professional.

Insurance Company Risk

No company other than Ohio National Life has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any guaranteed benefits (including any fixed account) under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability. We are subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases, utility failures, terrorist acts, political and social developments, and military and governmental actions. We are also subject to risks resulting from information systems failures or cyberattack. These events could adversely affect us and our ability to conduct business and process transactions. Although we have business continuity plans, it is possible that the plans may not operate as intended or required and that we may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. Withdrawals from your contract are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to an additional federal 10% tax in addition to ordinary income taxes on any gain. Tax law and rules may change which could affect contracts purchased before the change. Before making purchase payments or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Optional Benefits Risks

You may never need or use certain features provided by the contract. In that case, you may pay for a feature for which you never realize a benefit. Certain benefits are subject to conditions. If those conditions are not met, you may not realize a benefit from the contract. Withdrawals could significantly reduce or terminate your benefit under certain optional riders. Certain benefits also restrict the Funds you may choose. Amounts invested in accordance with those restrictions may earn a return that is less than the return you might have earned on those amounts in other Funds had you not been subject to any investment restrictions.

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and supplement the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders” section later in this prospectus for more information.

Risks Associated with Extra Credits

The amount of any extra credits under this contract may be more than offset by the additional fees and charges associated with this contract. Extra credits may be recaptured if you exercise your free look option and upon death or certain withdrawals. Extra credits may be excluded from certain benefit amounts under this contract. Please see “Extra Credit,” “Optional Death Benefit Riders,” and “Optional Living Benefit Riders” for more information.

Benefits Available Under the Contract

The following tables summarize information about the benefits available under the contract. None of the optional benefits are currently available for purchase.

Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit

Guarantees a Death Benefit at least equal to the greatest of: (i) total Contract Value; (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit (which is set to the Contract Value on each 8-year anniversary, if higher, adjusted for purchase payments and withdrawals)

		No additional charge	Withdrawals could significantly reduce benefit Extra credits may not be included in the death benefit.

OPTIONAL DEATH BENEFITS AVAILABLE FOR A FEE

NAME OF BENEFIT	PURPOSE	ANNUAL FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Annual Stepped-Up Death Benefit	Guarantees a Death Benefit will be the greater of total purchase payments or the highest contract anniversary value	(as a % of benefit base)

• Withdrawals proportionately reduce the benefit, which could significantly reduce the benefit

• Stops accumulating at contract anniversary after annuitant’s 85th birthday

• Extra credits may not be included in the death benefit.

		Maximum	Current
		0.25%	0.25%

NAME OF BENEFIT	PURPOSE	ANNUAL FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
5% GMDBR80 Plus	Guarantees 5% annual rate of return on the Death Benefit	(as a % of benefit base)

• Withdrawals reduce the benefit; those in excess of 5% annually proportionately reduce the benefit, which could significantly reduce or terminate the benefit

• Stops accumulating at contract anniversary after annuitant’s 80th birthday

• Values allocated to a money market portfolio or the Fixed Accumulation Account may earn less than 5%

• Cannot exceed 2 times purchase payments, adjusted for withdrawals

• Extra credits may not be included in the death benefit.

		Maximum	Current
		0.45%	0.45%
Premium Protection (Single Life)	Guarantees a Death Benefit equal to your purchase payments	For issue ages through 70 (as a % of benefit base)

• Withdrawals reduce the benefit, which could significantly reduce or terminate the benefit

• Sold only in conjunction with certain GLWB (Single Life) riders

• We may limit additional purchase payments

• Extra credits are excluded from the death benefit

		Maximum	Current
		0.10%	0.10%
		For issue ages 71-75 (as a % of benefit base)
		Maximum	Current
		0.25%	0.25%
Premium Protection (Joint Life)	Guarantees a Death Benefit equal to your purchase payments	For issue ages through 70 (as a % of benefit base)

• Withdrawals reduce the benefit, which could significantly reduce or terminate the benefit

• Sold only in conjunction with certain GLWB (Joint Life) riders

• We may limit additional purchase payments

• Extra credits are excluded from the death benefit

		Maximum	Current
		0.10%	0.10%
		For issue ages 71-75 (as a % of benefit base)
		Maximum	Current
		0.25%	0.25%
Premium Protection Plus (Single Life)	Guarantees a Death Benefit equal to your purchase payments or the Contract Value on the 7th contract anniversary	(as a % of benefit base)

• Withdrawals in excess of an annual allowable amount reduce the benefit, which could significantly reduce or terminate the benefit

• Sold only in conjunction with certain GLWB (Single Life) riders

• We may limit additional purchase payments

• Extra credits are excluded from the death benefit

		Maximum	Current
		0.90%	0.45%

NAME OF BENEFIT	PURPOSE	ANNUAL FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Premium Protection Plus (Joint Life)	Guarantees a Death Benefit equal to your purchase payments or the Contract Value on the 7th contract anniversary	(as a % of benefit base)

• Withdrawals in excess of an annual allowable amount reduce the benefit, which could significantly reduce or terminate the benefit

• Sold only in conjunction with certain GLWB (Joint Life) riders

• We may limit additional purchase payments

• Extra credits are excluded from the death benefit

		Maximum	Current
		0.90%	0.45%
GEB

Pays an additional amount that is intended to help pay part of the income taxes due at the time of death of the annuitant (up to 25% of the lesser of (a) 2 times purchase payments less withdrawals or (b) Contract Value on date of death minus purchase payments and withdrawals)

		For issue ages through 70 (as a % of Contract Value)

• Withdrawals proportionately reduce the benefit, which could significantly reduce the benefit

• Benefit cannot exceed $1,000,000

• Purchase payments made within 6 months of the date of death will not be included in benefit

		Maximum	Current
		0.15%	0.15%
		For issue ages 71-75 (as a percentage of Contract Value)
		Maximum	Current
		0.30%	0.30%
GEB Plus

Pays an additional amount that is intended to help pay part of the income taxes due at the time of death of the annuitant (up to 40% of the lesser of (a) 2 ½ times purchase payments less withdrawals or (b) Contract Value on date of death minus purchase payments and withdrawals)

		For issue ages through 70 (as a % of Contract Value)

• Withdrawals proportionately reduce the benefit, which could significantly reduce the benefit

• Benefit cannot exceed $1,000,000

• Purchase payments made within 6 months of the date of death will not be included in benefit

		Maximum	Current
		0.30%	0.30%
		For issue ages 71-75 (as a % of Contract Value)
		Maximum	Current
		0.60%	0.60%
Combo Death Benefit	Guarantees a Death Benefit equal to the highest contract anniversary value prior to the annuitant’s 81st birthday or purchase payments earning 6% simple interest annually	(as a % of benefit base; assessed quarterly)

• Withdrawals proportionately reduce the benefit, which could significantly reduce or terminate the benefit

• Stops accumulating at contract anniversary after annuitant’s 80th birthday and when reaches two times purchase payments

• Subject to investment restrictions

• We may limit additional purchase payments

• Extra credits are excluded from the death benefit

		Maximum	Current
		1.50%	0.65%

OPTIONAL LIVING BENEFITS AVAILABLE FOR A FEE

NAME OF BENEFIT	PURPOSE	ANNUAL FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
GPP (2012)	Guarantees return of principal without annuitization on the 10th rider anniversary, with ability to reset the guaranteed amount under certain circumstances	Applied for on or after November 16, 2015 (as a percentage of average annual guaranteed principal amount)

• Withdrawals proportionately reduce the benefit, which could significantly reduce the benefit

• Purchase payments made after the first 6th months of the contract are not included

• We may limit additional purchase payments

• Subject to investment restrictions

		Maximum	Current
		1.30%	0.65%
		Applied for prior to November 16, 2015 (as a percentage of average annual guaranteed principal amount)
		Maximum	Current
		0.90%	0.45%
GLWB Plus	Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant	Applied for on or after May 1, 2013 (as a percentage of benefit base)

• Withdrawals in excess of an annual allowable amount reduce the benefit, which could significantly reduce or terminate the benefit

• Annual credit to benefit base subject to limitations

• We may limit additional purchase payments

• Subject to investment restrictions

• Extra credits are excluded from the benefit

		Maximum	Current
		2.00%	1.05%
		Applied for prior to May 1, 2013 (as a percentage of benefit base)
		Maximum	Current
		2.00%	0.95%
Joint GLWB Plus	Provides a guaranteed level of withdrawals in each contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse	Applied for on or after May 1, 2013 (as a percentage of benefit base)

• Withdrawals in excess of an annual allowable amount reduce the benefit, which could significantly reduce or terminate the benefit

• Annual credit to benefit base subject to limitations

• We may limit additional purchase payments

• Cannot replace a covered spouse

• Subject to investment restrictions

• Extra credits are excluded from the benefit

		Maximum	Current
		2.50%	1.35%
		Applied for prior to May 1, 2013 (as a percentage of benefit base)
		Maximum	Current
		2.50%	1.25%

NAME OF BENEFIT	PURPOSE	ANNUAL FEE		BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Income Opportunity GLWB	Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant	(as a percentage of benefit base)

• Withdrawals in excess of an annual allowable amount reduce the benefit, which could significantly reduce or terminate the benefit

• Annual credit to benefit base subject to limitations

• We may limit additional purchase payments

• Subject to investment restrictions

		Maximum	Current
		2.50%	1.20%
Income Opportunity GLWB (Joint Life)	Provides a guaranteed level of withdrawals in each contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse	(as a percentage of benefit base)

• Withdrawals in excess of an annual allowable amount reduce the benefit, which could significantly reduce or terminate the benefit

• Annual credit to benefit base subject to limitations

• We may limit additional purchase payments

• Cannot replace a covered spouse

• Subject to investment restrictions

		Maximum	Current
		3.00%	1.50%

Certain optional benefits are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP (2012)	Any GLWB or GMDB rider
One of the GMDB riders	Any other GMDB, GEB or GPP rider
Annual stepped-up death benefit	Any GMDB rider
Combo Death Benefit rider	Any other rider
Income Opportunity GLWB or Income Opportunity GLWB (Joint Life)	Any other rider except the annual stepped-up death benefit or Premium Protection
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit or Premium Protection

OTHER OPTIONAL BENEFITS INCLUDED WITH ALL CONTRACTS AT NO ADDITIONAL COST

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Portfolio Rebalancing	Automatically rebalances your Contract Value at specified intervals to maintain the percentage allocated to each of two or more designated Funds at a pre-set level	None	• Cannot be used with a dollar cost averaging program

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Fixed Accumulation Account or the Funds to any of the other subaccounts at set intervals	None

• Only available for contracts with at least $3,600 of Contract Value

• Each transfer must be at least $300

• Must schedule at least 12 transfers if from a Fund and 3 transfers if from the Fixed Accumulation Account

• Cannot be used with portfolio rebalancing

• We may discontinue the program to contracts that are not currently enrolled

• Subject to limitations with certain optional riders

Enhanced DCA Account	Automatically transfers amounts to the Funds you choose in specified monthly increments and pays you interest on amounts remaining in the account	None	• Only available for purchase payments of at least $3,600 • Must be transferred within specified periods of time • We may discontinue providing upon prior written notice
Nursing Facility Confinement Benefit	Allows you to withdraw Contract Value without a surrender charge when certain qualifying events occur	None

• Only available if the contract was issued prior to the annuitant’s 80th birthday (your 80th birthday generally for contracts issued before May 1, 2016)

• Must meet certain conditions to qualify (such as confinement for a certain period of time)

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.2 billion and equity of approximately $2.8 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company owned by Ohio National Financial Services, Inc. (“ONFS”), which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc. (“ONMH”)). Our policyholders are the members of the holding company and it has no stockholders or other owners.

On March 22, 2021, ONMH and ONLH Holdings LP (“ONLH”) entered into a stock purchase agreement for ONLH to acquire ONMH in a sponsored demutualization. Also on March 22, 2021, the Board of Directors of ONMH unanimously approved and adopted a Plan of Conversion under which ONMH will convert from a mutual insurance holding company to a stock company and become wholly-owned by ONLH. ONLH is a Delaware limited partnership formed by Constellation Insurance Holdings, Inc. (“Constellation”), an insurance acquisition joint venture formed to invest in life and property and casualty insurers. Constellation’s founding investors and equal partners are Caisse de dépôt et placement du Québec and Ontario Teachers’ Pension Plan Board, two of the largest long-term institutional investors in North America. Subject to necessary eligible member and regulatory approvals, the sponsored demutualization is targeted to close at the end of the fourth quarter of 2021. The sponsored demutualization will not affect your contract terms.

Eligible members of Ohio National Life will have the right to receive either cash payments or contract or policy benefits in the conversion. Eligible members who, because of certain tax attributes of their contracts, cannot receive cash will receive contract or policy benefits in the conversion. Owners of life insurance policies or annuity contracts issued by Ohio National Life that were in force on the date of adoption of the plan of conversion are generally eligible for consideration in the demutualization.

After the transaction is completed, we will remain a direct wholly-owned subsidiary of ONFS.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds or the Fixed Accumulation Account as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. For any new contract sales that may occur, we reserve the right to not offer the Fixed Accumulation Account to new contracts. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than the minimum rate required by the applicable non-forfeiture law in the state where your contract was issued to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at a rate declared by us for each year compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account, where permissible by applicable state law, and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

Information regarding each Fund, including (i) its name, (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.), (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about it. Read the Fund prospectuses carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 888.925.6446.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Investment Restrictions for Certain Optional Riders

Certain riders available with this contract require you to allocate your purchase payments and Contract Value in accordance with restrictions described in this section. For more information on a particular rider, please see the rider description later in this prospectus. See Appendix A for the investment options available with each rider with investment restrictions.

Income Opportunity GLWB

If you select any Income Opportunity GLWB, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the Income Opportunity GLWB. Your purchase payments and Contract Value must be allocated in compliance with Option (1) or Option (2) specified below:

(1) 100% must be allocated to one of the following portfolios: ON Moderately Conservative Model Portfolio or ON Balanced Model Portfolio.

or

(2) 100% must be allocated to the investment options in the Categories listed in Appendix A and in accordance with the Category and individual investment option minimums and maximums disclosed in Appendix D for previously sold riders and in a Rate Sheet Supplement if the riders are currently available for sale.

GLWB Plus and GPP (2012)

For any GLWB Plus or GPP (2012), your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with any GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 25% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 75% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB Plus or GPP (2012) riders are:

Combo Death Benefit

For the Combo Death Benefit Rider, your purchase payments and Contract Value must be allocated to the investment options in the Categories listed in Appendix A and in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the Combo Death Benefit. Your purchase payments and Contract Value must be allocated in compliance with the following restrictions:

(1) at least 25% must, but no more than 50% may, be allocated to investment options included in Category 1;

(2) no more than 75% may be allocated to investment options included in Category 2;

(3) no more than 25% may be allocated to investment options included in Category 3; and

(4) no more than 10% may be allocated to investment options included in Category 4.

Additional information

You may allocate purchase payments to the Enhanced dollar-cost averaging (“DCA”) account and transfer amounts out of the account in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Rate Sheet Supplement. As applicable, we declare the current requirements for Category and individual investment option minimums and maximums for the Income Opportunity GLWB and GLWB Preferred I.S. riders in a Rate Sheet Supplement to this prospectus. Rate Sheet Supplements disclose the rates applicable to applications signed on or after a specific date. We may declare higher or lower rates in future Rate Sheet Supplements. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide at least 10 business days prior written notice. Please contact us at 888.925.6446 or your registered representative for the current and any proposed Rate Sheet Supplements. You may also obtain them online at Ohionational.com/variableproducts or at the SEC’s website (www.sec.gov) by searching File Number 333-134982.

The rates applicable to a contract at the time of purchase are set forth on your contract specifications page. In order to receive the rates described in a Rate Sheet Supplement, your contract must be applied for within the time period stated in the Rate Sheet Supplement, and we must receive your application in good order within 15 days from the date you apply for the contract. Additionally, we must receive your initial purchase payment within 60 days from the date we receive your application in good order. If these conditions are not met and you wish to proceed with purchasing the contract, we may require additional paperwork to issue the contract with the applicable rates in effect at that time. Under certain circumstances, we may waive these conditions or extend these time periods in a non-discriminatory manner.

Strategies of Certain Funds. As described above and in Appendix A, if you have any GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 888.925.6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the Categories in Appendix A based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any asset allocation Model Portfolio or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Rebalancing. If you are required to or choose to allocate your purchase payments to individual investment options described in this section and Appendix A, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GLWB Plus, your rider will be terminated if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the Income Opportunity GLWB, your rider will be terminated if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, it will also be terminated.

• If you have purchased the Joint GLWB Plus, your rider will be terminated if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the Income Opportunity GLWB (Joint Life), your rider will be terminated if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider, it will also be terminated.

• If you have purchased the GPP (2012), your rider will be terminated if you violate the restrictions.

• If you have purchased the Combo Death Benefit, your rider will be terminated if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you written notice of any contract change and amend this prospectus as applicable. We may enforce our reservation of rights under this contract in response to our experience or determination of risk.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders” section later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.00% of each purchase payment and ONEQ then pays that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s principal business address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. We deduct the surrender charge from the amount paid to you. We will deduct the surrender charge pro-rata from each investment option included in the withdrawal. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	9%
2nd	8%
3rd	7%
4th	6%
5th	5%

6th	4%
7th	2%
8th	1%
9th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If proceeds from surrender charge do not cover the expected costs of distributing the contracts, any amount paid by us for distribution costs may be paid from our general account, which may consist, among other things, of proceeds derived from base contract expenses deducted from the contract.

Annuitization.

We do not assess a surrender charge, under certain circumstances, if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee. We deduct the withdrawal fee from the amount paid to you. We will deduct the withdrawal fee pro-rata from each investment option included in the withdrawal.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value, pro-rata from your values in each Fund and the Fixed Accumulation Account (but not the Enhanced DCA). This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct from your Contract Value allocated to the subaccounts an amount equal to 0.25% on an annual basis of the Contract Value allocated to the subaccounts. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the Contract Value on an annual basis allocated to the subaccounts. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.15%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk.

We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary and will be deducted from your Contract Value. (For contracts issued in Washington and North Carolina, there are limitations on certain rider charges being deducted from the fixed accumulation account.) The charges for optional benefits are to compensate us for the risks of the underlying guarantees provided by the riders. The optional benefits are not currently available, and some were not available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Combo Death Benefit	1.50%
(currently 0.65% annually; assessed 0.1625% quarterly)	(maximum charge)
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus	0.45%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose a GPP rider, the annual charge is the following percentage of your average guaranteed principal amount at the beginning and the end of the contract year as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012) (applied for on or after November 16, 2015)	1.30%
(currently 0.65%)	(maximum charge)
GPP (2012) (applied for before November 16, 2015)	0.90%
(currently 0.45%)	(maximum charge)

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

Income Opportunity GLWB	2.50%
(rate for new sales, if any, shown in Rate Sheet Supplement; rate for previously sold riders shown in Appendix D)	(maximum charge)
Income Opportunity GLWB (Joint Life)	3.00%
(rate for new sales, if any, shown in Rate Sheet Supplement; rate for previously sold riders shown in Appendix D)	(maximum charge)
GLWB Plus*	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus**	2.50%
(currently 1.35%)	(maximum charge)

____________

*	In those states where permitted, charge is 1.05% for contracts applied for on or after May 1, 2013. For other contracts, charge is 0.95%. See your representative for more information.

**	In those states where permitted, charge is 1.35% for contracts applied for on or after May 1, 2013. For other contracts, charge is 1.25%. See your representative for more information.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts for transfers in excess of 12 in a contract year. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We are not currently charging this fee. This charge is to reimburse us for administrative processing expenses associated with a transfer. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. The value of the assets in VAA will indirectly reflect the Funds’ total fees and expenses. The Funds’ total fees and expenses are not part of the contract and may vary from year to year. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund. See Appendix A for a list of the Funds available under the contract, including their annual expenses.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value (minus any extra units credited) as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Fidelity® VIP Government Money Market Portfolio. On the next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Fidelity® VIP Government Money Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Fidelity® VIP Government Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments). (If you purchased your contract in Oregon prior to May 1, 2016, you may not make additional purchase payments.)

We currently limit your total purchase payments to $3,000,000. We reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Combo Death Benefit rider, Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Extra Credit

We credit (from our general account) an extra amount to your contract each time you make a purchase payment. The extra credit equals 4% of each purchase payment. We allocate your extra credits pro rata to the subaccounts of VAA and to the Fixed Accumulation Account in the same ratio as the purchase payments. We are able to pay this extra 4% credit because (a) the contract’s surrender charge is higher than that of other similar contract that do not provide an extra credit, and (b) the sales representative receives a lower commission for selling this contract than for other similar contracts that do not provide an extra credit. Ohio National Life will profit to the extent revenues, if any, from higher surrender charges (paid only by those who surrender or withdraw money from the contract within eight years after their purchase payment) might exceed the amount of extra credits.

Extra credits are not part of the amount you will be paid if you use the free look option. We may not credit extra amounts on purchase payments you make within one year of a free withdrawal to the extent those purchase payments are less than the amount you withdrew. Extra credits within one year of death are not included in amounts payable for death benefits. Extra credits within one year of a stepped-up death benefit are not included in the increased death benefit amount. Extra credits within one year of your confinement remain part of your Contract Value, but they will not be included in amounts we pay under the Nursing Facility Confinement benefit. While extra credits are normally beneficial, you could be slightly worse off for having received an extra credit if the full amount of the credit is recaptured when there is negative investment performance:

• during the period prior to exercise of free look rescission rights; or

• during the period (of no more than one year) between an extra credit and recapture of that credit upon payment of nursing facility confinement or death benefits if, and to the extent that, the loss on such a recapture exceeded prior extra credits and gains thereon

Extra Credits that we recover if you

• exercise your free look option,

• are paid a death benefit (including stepped-up death benefits),

• are paid a Nursing Facility Confinement benefit or

• annuitize your contract within two years of the date your contract is issued (generally for contracts applied for on or after May 1, 2016)

will not exceed the maximum sales load that would apply to a normal surrender on that date.

We do not consider extra credits to be purchase payments or to be “investment in the contract” as described in Federal Tax Status.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value. If you have not provided allocation instructions, we will treat that purchase payment as not in good order until such time as we receive valid instructions.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account. We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). If you take withdrawals via electronic funds transfer, you may withdraw less than $300. You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Certain riders permit you to take withdrawals in an amount less than $500 and for amounts that will reduce your contract below the contract minimum. Please see the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 888.925.6446, or by accessing our web site at ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you have a rider with investment restrictions, a DCA program may be made with transfers from Funds or the Fidelity® VIP Government Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if the annuitant is confined (generally, for contracts applied for prior to May 1, 2016, if you are confined) to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. Extra units credited within one year before your confinement are not included in amounts we will pay under this benefit. This waiver of the surrender charge is not available in New Jersey and Massachusetts, and terms may vary based on application or issue date. Contact us or your registered representative for more information. Generally for contracts applied for on or after May 1, 2016, it only applies when:

• the contract was issued before the annuitant’s 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while the annuitant is confined or within 90 days after discharge from the facility, or if you can show it was not reasonably possible to provide proof within such time, you provide such proof as soon as possible; provided, however, except in the absence of legal capacity you must provide the proof within a year of such time.

For contracts applied for before May 1, 2016, it only applies when:

• the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility, unless otherwise agreed to by us.

Ohio National Life Employee Discount

We and our affiliated companies may offer a benefit in the form of additional premium on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This premium counts as additional income under the contract. If you apply for a contract on or after November 1, 2013, the amount of the benefit equals 2.5% of any purchase payments made. If you applied for a contract before November 1, 2013, the amount of the benefit equals 2.5% of all purchase payments made in the first contract year and 3.9% of purchase payments made in the second through sixth contract years. We allocate amounts in accordance with your current allocations in these amounts at the time the eligible person makes each payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value (ii) net purchase payments less pro-rata withdrawals; or (iii) the stepped-up Death Benefit amount (as described in the paragraph below) if the contract has been in effect for at least 8 years, unless one of the riders added to your contract provides for a higher death benefit.

For the 8-year period beginning on the eighth contract anniversary, the stepped-up Death Benefit will be the greater of (i) the Contract Value as of the eighth anniversary or (ii) net purchase payments less pro-rata withdrawals made on or before the eighth anniversary. For example, if (i) your initial purchase payment was $100,000; (ii) you make no additional purchase payments or take any withdrawals, and (iii) on your eighth contract anniversary, your Contract Value was $115,000, your Death Benefit will be set equal to $115,000.

At the beginning of each later 8-year period, the stepped up Death Benefit will be the greater of (i) the Contract Value on that date or (ii) the death benefit as of the last day of the preceding 8-year period adjusted for any payments or withdrawals. The stepped-up Death Benefit amount is increased by purchase payments and decreased pro-rata by withdrawals made during each 8-year period after the eighth anniversary. Generally, for contracts applied for on or after May 1, 2016, your Death Benefit is not eligible for a step-up under this provision once the annuitant is 85 years old. Therefore, if you purchase this contract when the annuitant is 77 years old or older, your Death Benefit will not be eligible for any step-up under this provision. For contracts applied for before May 1, 2016, your Death Benefit is not eligible for a step-up under this provision once the annuitant is 90 years old. Variations apply based on state of issue and application or issue date. Contact us or your registered representative for more information.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Fidelity® VIP Government Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Fidelity® VIP Government Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 888.925.6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions, and the length of time they are received, must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. For example, if (i) your initial purchase payment was $100,000; (ii) you make no additional purchase payments or take any withdrawals, and (iii) on your first contract anniversary, your Contract Value was $105,000, your Death Benefit will be set equal to $105,000. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. On each anniversary the charge for the rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the Enhanced DCA account. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Combo Death Benefit.

In those states where permitted, we currently offer the Combo Death Benefit rider (“Combo Death Benefit”) when you apply for the contract. In the future we may, at our sole option, offer the Combo Death Benefit to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the Combo Death Benefit if you have any other optional rider. You may not purchase this rider once the annuitant is 76 years old. The Combo Death Benefit rider combines features of both a step-up death benefit and an annual credit death benefit in one death benefit rider.

Death Benefit.

With the Combo Death Benefit rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount with this rider is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GMDB amount is equal to your Contract Value when the rider is added. We reserve the right to limit or not allow additional purchase payments to contracts with the Combo Death Benefit.

After the rider is issued, the GMDB amount with the Combo Death Benefit is the greater of the (a) “Step-Up Death Benefit Amount” or (b) “Annual Credit Death Benefit Amount” described below.

Step-Up Death Benefit Amount.

The initial Step-Up Death Benefit Amount is equal to the initial GMDB amount under this rider. On each contract anniversary until the annuitant’s 81st birthday or unless a step-up is or was declined, the Step-Up Death Benefit Amount will increase, to the then current Contract Value (before deducting any applicable charges) if greater than the existing Step-Up Death Benefit Amount. The Step-Up Death Benefit Amount is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Step-Up Death Benefit Amount on that day on a pro rata basis. That means the Step-Up Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value. For example, if your Contract Value is $110,000, your Step-Up Death Benefit Amount is $100,000 and you withdraw $1,000, your Step-Up Death Benefit Amount will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

Annual Credit Death Benefit Amount.

Until the annuitant’s 81st birthday, your Annual Credit Death Benefit Amount is eligible for an increase each year equal to 6% simple interest of the “Death Benefit Annual Credit Calculation Base.” (The 6% simple interest is referred to as the “Death Benefit Annual Credit Rate.”) The initial Annual Credit Death Benefit Amount is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Annual Credit Death Benefit Amount on that day on a pro rata basis. That means the Annual Credit Death Benefit Amount will be reduced by the same percentage the withdrawal reduces your Contract Value.

On each contract anniversary until the annuitant’s 81st birthday, the Annual Credit Death Benefit Amount will be set equal to:

(a) the existing Annual Credit Death Benefit Amount, plus

(b) an amount equal to the Death Benefit Annual Credit Rate multiplied by the Death Benefit Annual Credit Calculation Base.

The Death Benefit Annual Credit Calculation Base is the amount to which the Death Benefit Annual Credit Rate is applied. The initial Death Benefit Annual Credit Calculation Base is equal to the initial GMDB amount under this rider. It is increased by the amount of each subsequent net purchase payment (excluding any extra credits, if applicable) at the time of payment. Any withdrawal you take will reduce the Death Benefit Annual Credit Calculation Base on that day by the amount of the withdrawal in other words dollar-for-dollar.

We reserve the right to change the Death Benefit Annual Credit Rate for the Combo Death Benefit on new riders issued in the future.

The Annual Credit Death Benefit Amount shall not exceed two times your total net purchase payments, adjusted for any withdrawals from your contract. This means that, unless the Step-Up Death Benefit Amount is higher, the total GMDB amount with this rider will not exceed two times your total net purchase payments. Any withdrawals you take during a contract year will reduce the maximum Annual Credit Death Benefit Amount on a pro rata basis.

Rider Charge.

If you choose the Combo Death Benefit rider, there is an annual charge of 0.65%. The charge is assessed on a quarterly basis, each contract quarter, in an amount equal to 0.1625% times the GMDB amount under this rider. The charge for your Combo Death Benefit rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the Enhanced DCA account.

The charge for the Combo Death Benefit rider ends when the rider terminates. (See “Termination” below.) We may increase the charge for the Combo Death Benefit rider on any contract anniversary once the rider reaches the third anniversary. The new charge will not exceed 1.50% of the GMDB amount under this rider. You may avoid an increase in the charge by declining any and all future increases in the Step-Up Death Benefit Amount due to annual step-ups, but you will then no longer be eligible for any further increases of the GMDB to the Step-Up Death Benefit Amount. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of our notice of the increased rider charge rate.

Investment Restrictions.

In order to have the Combo Death Benefit rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders” and Appendix A. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The Combo Death Benefit rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.”

Termination.

You may cancel the Combo Death Benefit rider at any time by providing Notice to us. Otherwise, this rider will terminate if:

• your contract terminates according to its terms;

• your contract reaches the Annuity Payout Date;

• the funds are allocated in a manner that violate the investment restrictions;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you transfer or assign your contract, except in the following circumstances:

• the new contract owner or assignee assumes full ownership of the contract and is essentially the same person;

• ownership of an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life; or

• the assignment is for the purpose of effectuating a 1035 exchange of the Contract (i.e. the option may continue during the temporary assignment period and not terminate until the Contract is actually surrendered).

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the Combo Death Benefit rider will be continued. Effective the original annuitant’s date of death, the Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount and Annual Credit Calculation Base will be set equal to the greater of (a) Contract Value as of such date of death (after applying any applicable Death Benefit Adjustment) and (b)

the respective Step-Up Death Benefit Amount, Annual Credit Death Benefit Amount or Annual Credit Calculation Base as of the original annuitant’s date of death. If your surviving spouse chooses to continue the contract, the charges for this rider will continue. We will only allow one spousal continuation of the Combo Death Benefit rider.

Premium Protection Riders.

In those states where permitted, we offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other optional living benefit or death benefit rider except the Income Opportunity GLWB, GLWB Plus, or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Rider Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the Enhanced DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

• you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with either the Income Opportunity GLWB (Joint Life) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other optional living benefit or death benefit rider except the Income Opportunity GLWB (Joint Life), Joint GLWB Plus, or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Income Opportunity GLWB (Joint Life) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal under the terms of the rider. Maximum annual withdrawals under the Income Opportunity GLWB (Joint Life) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. (Please see the description of the Income Opportunity GLWB (Joint Life) or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, in the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Rider Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the Enhanced DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

• you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

• you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, in the past we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

5% GMDBR80 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. You cannot purchase this rider once the annuitant is 76 years old.

With the 5% GMDBR80 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80, at an effective annual rate of 5% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio). Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account will accumulate at the lesser of 5% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount. On each anniversary the charge for the rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the Enhanced DCA account.

Gain Enhancement Benefit.

In those states where permitted, we offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). On each anniversary the charge for the rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the Enhanced DCA account. After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Death Benefit Examples.

Please see Appendix B for examples of how the various death benefits work.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. Generally, for contracts applied for on or after May 1, 2016, the contract restricts the annuity payout date to not later than the contract anniversary following the annuitant’s 95th birthday. For contracts applied for before May 1, 2016, the contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. Variations in the annuity payout date apply based on state of issue and application or issue date. Contact us or your registered representative for more information. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election any time before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

Generally, for contracts applied for on or after May 1, 2016, if no election is in effect on the annuity payout date and the contract is a tax-qualified contract, we will apply Contract Value under Option 1(b) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. If no election is in effect on the annuity payout date and the contract is not a tax-qualified contract, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. For contracts applied for before May 1, 2016, if no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Variations apply based on state of issue and application or issue date. Contact us or your registered representative for more information. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we offer the GPP (2012) rider when you apply for the contract. We may, at our sole option, also offer the GPP (2012) rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP (2012) is not available when your contract includes any GLWB rider.

If you continue the GPP (2012) rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP (2012), are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Effective March 3, 2017, in order to have the GPP (2012) rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders” and Appendix A. If you purchased the GPP (2012) rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GPP (2012) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

You may elect to terminate the GPP (2012) rider as of any contract anniversary by notifying us before that anniversary. Termination of the GPP (2012) rider does not affect any other contract features.

The charge for the GPP (2012) rider is made on each contract anniversary at the rate of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.45% for riders applied for before November 16, 2015). On each anniversary the charge for the rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the Enhanced DCA account. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.90% for riders applied for before November 16, 2015). This charge will discontinue if the GPP (2012) rider is terminated.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP (2012) 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP (2012) 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP (2012) rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term. If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

See Appendix C for an example of how the GPP (2012) works.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we offer. Not all of the riders may be available in all states. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

Income Opportunity GLWB

We currently offer the Income Opportunity GLWB rider when you apply for the contract. You may not purchase the Income Opportunity GLWB rider if you have any optional rider, other than the Premium Protection death benefit or annual stepped-up death benefit rider. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old. If the Income Opportunity GLWB is available in your state, you may not purchase the GLWB Plus.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the Income Opportunity GLWB rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the Income Opportunity GLWB rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. The GLWB base is increased dollar for dollar by additional purchase payments when made and decreased for “excess withdrawals” as described below. Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, and the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the Income Opportunity GLWB.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the date it was previously calculated, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, or (c) the “annual credit base” described below. If you opt out of an increase in the rider’s charge as described in “Rider Charge” below, you may no longer be eligible for any resets of the GLWB base to the step-up base.

The GLWB base is used solely for the purpose of calculating benefits under the Income Opportunity GLWB rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the Income Opportunity GLWB, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a simple interest credit to your GLWB base for each year you do not take any withdrawals. The simple interest is referred to as an annual credit. Please see Appendix D for annual credit rates for previously sold Income Opportunity GLWB riders. If the riders are currently available for sale, annual credit rates applicable to new sales will be shown in a Rate Sheet Supplement.

You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the then current Contract Value, after deducting any applicable charges for the contract or any rider you have. If your GLWB base is not set equal to the Contract Value described above, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the date it was last recalculated, plus

(b)  an amount equal to the annual credit rate multiplied by the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount by which a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the Income Opportunity GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

Example of pro-rata reduction with a $1,000 excess withdrawal

Assume the following:

• GLWB base: $100,000 (at the beginning of the contract year)

• MAW Rate: 5% ($5,000 maximum annual withdrawal)

• Withdrawal amount: $6,000

Further assume your Contract Value is $90,000 prior to the withdrawal. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

Example of a dollar for dollar reduction with a $1,000 excess withdrawal

Assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the Income Opportunity GLWB rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the Income Opportunity GLWB rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For Income Opportunity GLWB riders, the maximum amount you may withdraw in a contract year under the Income Opportunity GLWB rider is equal to the withdrawal percentages (known as the “MAW Rate”) multiplied by the GLWB base. MAW Rates are shown in Appendix D for previously sold Income Opportunity GLWB riders. If the riders are currently available for sale, MAW rates applicable to new sales will be shown in a Rate Sheet Supplement.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the then current Contract Value as described under “GLWB base.” If you opt out of an increase in the rider’s charge as described in “Rider Charge” below, you may no longer be eligible for any step-ups of the GLWB base to the Contract Value. In that case, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. Additionally, opting out of an increase in the rider charge may also result in your current maximum annual withdrawal percentage being reduced, up to a maximum of 1.00%.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the Income Opportunity GLWB will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the Income Opportunity GLWB (including maximum annual withdrawals) reduce the death benefit pro-rata. If you have the Premium Protection death benefit, any withdrawals you take under the Income Opportunity GLWB reduce the death benefit dollar for dollar up to the maximum annual withdrawal and pro-rata for amounts in excess of the maximum annual withdrawal. Therefore, you should carefully consider whether these riders are appropriate for you.

Rate Sheet Supplement.

As applicable, we declare the current annual credit rate, MAW Rates, rider charge and investment restrictions Category and individual investment options minimums and maximums in a Rate Sheet Supplement to this prospectus. Rate Sheet Supplements disclose the rates applicable to applications signed on or after a specific date. The rates applicable to a contract at the time of purchase are set forth on your contract specifications page. We may declare higher or lower rates in future Rate Sheet Supplements. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide at least 10 business days prior written notice. Please contact us at 888.925.6446 or your registered representative for the current and any proposed Rate Sheet Supplements. You may also obtain them online at Ohionational.com/variableproducts or at the SEC’s website (www.sec.gov) by searching File Number 333-182249. Prior rates will be disclosed in an appendix to this prospectus or the statement of additional information.

In order to receive the annual credit rate, MAW rates, rider charge and investment restrictions Category and individual investment options minimums and maximums described in a Rate Sheet Supplement, your contract must be applied for within the time period stated in the Rate Sheet Supplement, and we must receive your application in good order within 15 days from the date you apply for the contract. Additionally, we must receive your initial purchase payment within 60 days from the date we receive your application in good order. If these conditions are not met and you wish to proceed with purchasing the contract, we may require additional paperwork to issue the contract with the applicable rates in effect at that time. Under certain circumstances, we may waive these conditions or extend these time periods in a non-discriminatory manner.

Please see Appendix D for rates for previously sold Income Opportunity GLWB riders.

Example.

Please see Appendix E for a detailed example of how the annual credit base and withdrawals work with the Income Opportunity GLWB.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current maximum annual withdrawal amount you may take under the Income Opportunity GLWB rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider which continues if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the Income Opportunity GLWB rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawal for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Example of the effect on the Lifetime Annuity Period of a withdrawal and decline in Contract Value

Assume the following:

• Maximum annual withdrawal: $5,000

• Withdrawal amount: $6,000

• Decline in Contract Value due to the market: $500 (on the day you request the withdrawal)

Further assume your Contract Value is $5,500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Assume the same facts above except your Contract Value is $6,000. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you choose the Income Opportunity GLWB rider, we will deduct from your Contract Value an annual charge. The current charge for the rider is shown in Appendix D for previously sold Income Opportunity GLWB riders. If the riders are currently available for sale, rider charge rates applicable to new sales will be shown in a Rate Sheet Supplement. The charge for the Income Opportunity GLWB rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.)

We may increase the charge for the Income Opportunity GLWB rider on any contract anniversary once your rider reaches the third anniversary. For the Income Opportunity GLWB, we guarantee the charge will not exceed 2.50% of the GLWB base. You may opt-out of an increase in the charge by notifying us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary. If you do opt-out, your rider will continue but one or more of the following may occur: (i) your MAW Rate will be reduced by an amount determined by us, up to a maximum of 1.00%, (ii) you will lose all future annual step-ups, or (iii) you will no longer be eligible for increases in your MAW Rate due to a step-up of the GLWB base to the then current Contract Value. We will specify which will occur in the prior written notice we send you setting forth the new charge rate and effective date of the increase. If you opt-out of the charge increase, your annual rider charge will continue to be assessed at the same rate that is in effect prior to the notice of the increase.

We reserve the right to lower the charge for the Income Opportunity GLWB rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the Enhanced DCA account. We reserve the right to prorate the annual charge for the rider if the rider is terminated for any reason.

Investment Restrictions.

In order to have the Income Opportunity GLWB rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders” and Appendix A and the Category and individual investment options minimums and maximums. The current minimums and maximums are disclosed in Appendix D for previously sold Income Opportunity GLWB riders. If the riders are currently available for sale, minimums and maximums applicable to new sales will be shown in a Rate Sheet Supplement.

You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders” and Appendix A, your Income Opportunity GLWB rider will terminate. If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the Income Opportunity GLWB rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Income Opportunity GLWB.

Termination.

If you choose the Income Opportunity GLWB, it will continue until it is terminated as described in this section.

You may cancel your Income Opportunity GLWB rider by providing notice to us within the first 90 days of any contract year following your contract’s sixth anniversary. The Income Opportunity GLWB will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The Income Opportunity GLWB rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies.

The Income Opportunity GLWB rider will terminate if you change the owner of the contract or you assign the contract, except in the following circumstances: (i) the new owner or assignee assumes full ownership of the contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to the owner's spouse during the owner's lifetime, a change to a court appointed guardian representing the contract owner during the contract owner's lifetime, etc.); (ii) the new owner is the annuitant's spouse in a spousal continuation; (iii) ownership of an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life; or (iv) the assignment is for the purpose of effectuating a 1035 exchange of the contract (i.e. the rider may continue during the temporary assignment period and not terminate until the contract is actually surrendered).

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the Income Opportunity GLWB rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) and (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death and (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any death benefit adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Income Opportunity GLWB (Joint Life)

We also currently offer a Income Opportunity GLWB (Joint Life) rider at the time the contract is issued. The Income Opportunity GLWB (Joint Life) rider is the same as the Income Opportunity GLWB rider except as described below. You may not add the Income Opportunity GLWB (Joint Life) rider if either spouse is younger than 50 years old or once either spouse is 86 years old.

The Income Opportunity GLWB (Joint Life) differs from the Income Opportunity GLWB because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Income Opportunity GLWB (Joint Life) rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Income Opportunity GLWB (Joint Life) rider may help protect you from the risk that you and your spouse might outlive your income. The Income Opportunity GLWB (Joint Life) differs from electing spousal continuation under the Income Opportunity GLWB because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Income Opportunity GLWB (Joint Life). If you elect the Income Opportunity GLWB, instead of the Income Opportunity GLWB (Joint Life), the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Income Opportunity GLWB (Joint Life), however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Income Opportunity GLWB (Joint Life) has a higher charge than the Income Opportunity GLWB.

The maximum amount you may withdraw in a contract year under the Income Opportunity GLWB (Joint Life) rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Income Opportunity GLWB (Joint Life) riders, the maximum amount you may withdraw in a contract year under the Income Opportunity GLWB (Joint Life) rider is equal to the MAW Rates multiplied by the GLWB base. MAW Rates are shown in Appendix D for previously sold Income Opportunity GLWB (Joint Life) riders. If the riders are currently available for sale, MAW rates applicable to new sales will be shown in a Rate Sheet Supplement.

The Income Opportunity GLWB (Joint Life) rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Income Opportunity GLWB (Joint Life) rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

• when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse; or

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Income Opportunity GLWB (Joint Life) rider.

Under the Income Opportunity GLWB (Joint Life) rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Income Opportunity GLWB (Joint Life) rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Income Opportunity GLWB (Joint Life) is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Income Opportunity GLWB (Joint Life) rider, we will deduct from your Contract Value an annual charge. The current charge for the rider is shown in Appendix D for previously sold Income Opportunity GLWB (Joint Life) riders. If the riders are currently available for sale, rider charge rates applicable to new sales will be shown in a Rate Sheet Supplement. We may increase the charge for the rider on any contract anniversary once your rider reaches the third anniversary. For the Income Opportunity GLWB (Joint Life), we guarantee the charge will not exceed 3.00% of the GLWB base.

If we are required by state law, we will allow civil union partners to purchase the Income Opportunity GLWB (Joint Life) rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Income Opportunity GLWB (Joint Life) rider versus the Income Opportunity GLWB rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 888.925.6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current maximum annual withdrawal amount you may take under the Income Opportunity GLWB (Joint Life) rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB Plus

We currently offer the GLWB Plus rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, or the 8-year guaranteed principal protection rider. You may not purchase the rider once the annuitant is 86 years old. The GLWB Plus is not available if the Income Opportunity GLWB is available in your state.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB Plus rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Plus rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 6% simple interest (for riders applied for on or after March 25, 2013) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For riders applied for between December 3, 2012 and March 25, 2013, the annual credit is 7%. For riders applied for before December 3, 2012, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new riders issued in the future.

Deferral Credit Rider.

If you applied for the GLWB Plus before December 3, 2012, we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 70th birthday with the Joint GLWB Plus) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $400,000. If you also make an additional purchase payment in year three of $50,000 and the annuitant is 60 years old or older when the rider is issued, for riders applied for before December 3, 2012, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB Plus rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for before March 25, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix F for a detailed example of how the annual credit base and withdrawals work with the GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider which continue if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawal for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Generally, for riders applied for before May 1, 2016, with the GLWB Plus rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2013). The charge for the GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Plus rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Plus rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Plus, the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Plus offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we will issue a guaranteed principal protection rider at the time the GLWB Plus rider is issued. Effective March 25, 2013, this guaranteed principal protection rider will not be available. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 15 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 15 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Plus.

Termination.

The GLWB Plus rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Plus rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or

(b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB Plus differs from the GLWB Plus because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Plus differs from electing spousal continuation under the GLWB Plus because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Plus. If you elect the GLWB Plus, instead of the Joint GLWB Plus, the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Plus, however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB Plus rider is the same as the GLWB Plus rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Joint GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 74	4.00%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for before March 25, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%

85+	6.50%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

The Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

• when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Plus rider.

Under the Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.25% for riders applied for before May 1, 2013). We may increase the charge for the Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after December 3, 2012.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Plus rider versus the GLWB Plus rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 888.925.6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Other Information

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 888.925.6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life are included in the Statement of Additional Information.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred for natural persons. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

• attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

• from a contract that is a qualified funding asset for purposes of a structured settlement;

• made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution;

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses;

• a qualified birth or adoption distribution; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

The Coronavirus Aid Relief and Economic Security Act of 2020 (CARES Act) expanded distribution rules and favorable tax treatment for up to $100,000 of coronavirus related distributions from IRAs and qualified plans. The CARES act waived the 10% early distribution penalty, and created special rollover rules and repayment provisions for the year 2020 for coronavirus related distributions. Policyowners who took coronavirus related distributions may elect to pay tax on such distributions ratably over a three year period.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments (unless characterized as Roth contributions) to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 72. For participants born prior to July 1, 1949, distributions must begin by April 1 of the year following the year the participant attains age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix G), following.

Appendix A

Funds Available Under the Contract

The following is a list of Funds available under the contract, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. You can find the prospectuses and other information about the Funds online at Ohionational.com/variableproducts. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@ohionational.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/20)
			1 year	5 year	10 year
Allocation	ON Moderately Conservative Model Portfolio Adviser: Ohio National Investments, Inc.	1.00%*	11.43%	N/A	N/A
Allocation	ON Balanced Model Portfolio Adviser: Ohio National Investments, Inc.	1.00%*	13.76%	N/A	N/A
Allocation	ON Moderate Growth Model Portfolio Adviser: Ohio National Investments, Inc.	1.01%	15.74%	N/A	N/A
Allocation	ON Growth Model Portfolio Adviser: Ohio National Investments, Inc.	1.08%	18.68%	N/A	N/A
Corporate Bond	ON Bond Portfolio Adviser: Ohio National Investments, Inc.	0.60%	9.59%	6.90%	4.94%
Allocation	ON BlackRock Balanced Allocation Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.55%	15.65%	11.26%	10.60%
Large Cap Blend Equity	ON S&P 500® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.39%	17.99%	14.76%	13.40%
Foreign Large Cap Blend Equity	ON BlackRock Advantage International Equity Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.91%	6.74%	6.14%	3.28%
Large Cap Growth Equity	ON Janus Henderson Forty Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Janus Capital Management LLC	0.79%	37.87%	20.91%	16.92%

Mid Cap Growth Equity	ON AB Mid Cap Core Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.85%	19.15%	15.25%	12.68%
Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	6.26%	7.72%	6.42%
			4.70%	N/A	N/A
Large Cap Growth Equity	ON BlackRock Advantage Large Cap Value Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.74%	3.66%	7.53%	9.56%
Small Cap Growth Equity	ON AB Small Cap Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.82%	34.04%	16.32%	15.27%
Large Cap Growth Equity	ON Nasdaq-100® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.42%	48.32%	23.71%	20.04%
Large Cap Growth Equity	ON BlackRock Advantage Large Cap Core Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.70%	17.55%	12.62%	12.29%
Small Cap Growth Equity	ON BlackRock Advantage Small Cap Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.86%	34.34%	16.76%	12.10%
Small Cap Growth Equity	ON S&P MidCap 400® Index Portfolio Adviser: Ohio National Investments, Inc. Subadviser: Geode Capital Management, LLC	0.42%	13.33%	9.76%	9.91%
Large Cap Growth Equity	ON BlackRock Advantage Large Cap Growth Portfolio Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.79%	33.97%	17.19%	14.76%

Allocation	ON Risk Managed Balanced Portfolio Adviser: Ohio National Investments, Inc. Subadviser: AllianceBernstein L.P.	0.98%	22.15%	13.11%	N/A
Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	4.86%	5.76%	N/A
			2.45%	5.86%	N/A
Large Cap Value Equity	AB VPS Growth & Income Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	0.87%*	2.47%	9.46%	11.29%
Small Cap Growth Equity	AB VPS Small Cap Growth Portfolio (Class B Shares) Adviser: AllianceBernstein L.P.	1.15%*	53.64%	24.04%	17.27%
Foreign Large Cap Growth Equity	Invesco V.I. International Growth Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.17%	13.74%	8.55%	6.46%
Allocation	Invesco V.I. Balanced-Risk Allocation Fund (Series II Shares) Adviser: Invesco Advisers, Inc.	1.05%*	9.99%	7.62%	6.12%
Large Cap Blend Equity	Appreciation Portfolio (Service Shares) Adviser: BNY Mellon Investment Adviser, Inc.	1.06%	23.38%	16.30%	12.44%
Mid Cap Growth Equity	Federated Hermes Kaufmann Fund II (Service Shares) Adviser: Federated Equity Management Company of Pennsylvania Subadviser: Federated Global Investment Management Corp.	1.75%	28.48%	18.65%	14.47%
Allocation	Federated Hermes Managed Volatility Fund II (Primary Shares) Adviser: Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania	1.21%	0.71%	6.90%	6.73%
Large Cap Growth Equity	Fidelity® VIP Contrafund® Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.86%	30.23%	15.90%	13.23%
Mid Cap Blend Equity	Fidelity® VIP Mid Cap Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.87%	17.87%	10.79%	9.22%

Large Cap Growth Equity	Fidelity® VIP Growth Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.72%	43.55%	21.02%	16.96%
Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	0.28%	0.89%	0.45%
			6.44%	10.41%	9.89%
Real Estate Equity	Fidelity® VIP Real Estate Portfolio (Service Class 2) Adviser: Fidelity SelectCo, LLC	0.91%	-6.79%	3.25%	7.40%
Allocation	Fidelity® VIP Target Volatility Portfolio (Service Class 2) Adviser: Fidelity Management & Research Company	0.88%*	8.99%	8.23%	N/A
Allocation	Franklin VolSmart Allocation VIP Fund (Class 5) Adviser: Franklin Advisers, Inc.	0.92%*	16.78%	9.20%	N/A
Allocation	Franklin Allocation VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	0.82%*	0.58%	6.83%	5.88%
Allocation	Franklin Income VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	0.82%*	0.58%	6.83%	5.88%
Allocation	Franklin DynaTech VIP Fund (Class 4) Adviser: Franklin Advisers, Inc.	1.06%*	44.71%	19.18%	14.25%
Allocation	Templeton Foreign VIP Fund (Class 4) Adviser: Templeton Investment Counsel, LLC	1.21%*	-1.34%	3.20%	2.31%
Large Cap Value Equity	Goldman Sachs Large Cap Value Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.93%*	3.74%	7.72%	8.60%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.77%*	17.32%	13.42%	13.46%
Large Cap Blend Equity	Goldman Sachs Strategic Growth Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.99%*	40.11%	19.92%	16.10%
Allocation	Goldman Sachs Global Trends Allocation Fund (Service Shares) Adviser: Goldman Sachs Asset Management, L.P.	0.96%*	4.11%	5.64%	N/A

Allocation	Ivy VIP Asset Strategy (Class II Shares) Adviser: Ivy Investment Management Company	1.02%	13.88%	8.61%	6.15%
Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	-11.99%	-1.17%	-5.82%
			35.36%	20.80%	17.09%
Large Cap Growth Equity	Janus Henderson Research Portfolio (Service Shares) Adviser: Janus Capital Management LLC	1.09%	32.58%	17.38%	14.38%
Foreign Large Cap Blend Equity	Janus Henderson Overseas Portfolio (Service Shares) Adviser: Janus Capital Management LLC	1.08%	16.02%	8.77%	0.66%
World Large Cap Equity	Janus Henderson Global Research Portfolio (Service Shares) Adviser: Janus Capital Management LLC	1.09%	19.76%	13.06%	9.81%
Allocation	Janus Henderson Balanced Portfolio (Service Shares) Adviser: Janus Capital Management LLC	0.87%	14.03%	11.53%	9.95%
Large Cap Value Equity	Janus Henderson U.S. Low Volatility Portfolio (Service Shares) Adviser: Janus Capital Management LLC Subadviser: Intech Investment Management LLC	0.83%	3.51%	9.88%	N/A
Intermediate Core-Plus Bond	Janus Henderson Flexible Bond Portfolio (Service Shares) Adviser: Janus Capital Management LLC	0.82%*	10.25%	4.67%	4.19%
Mid Cap Value Equity	JPMorgan Insurance Trust Mid Cap Value Portfolio (Class I Shares) Adviser: J.P. Morgan Investment Management Inc.	0.76%	0.37%	7.92%	10.31%
Small Cap Blend Equity	JPMorgan Insurance Trust Small Cap Core Portfolio (Class I Shares) Adviser: J.P. Morgan Investment Management Inc.	0.82%*	13.69%	11.56%	11.27%
Small Cap Blend Equity	Lazard Retirement US Small-Mid Cap Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.15%*	6.76%	9.69%	8.84%
Emerging Markets Equity	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.18%	-1.27%	7.96%	1.00%
Foreign Large Cap Blend Equity	Lazard Retirement International Equity Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	1.17%*	8.24%	5.71%	5.73%

Allocation	Lazard Retirement Global Dynamic Multi-Asset Portfolio (Service Shares) Adviser: Lazard Asset Management LLC	0.90%*	0.81%	6.67%	N/A
Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	7.67%	13.06%	12.04%
			5.25%	9.91%	10.91%
Allocation	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (Class I Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: QS Investors, LLC and Western Asset Management Company, LLC	1.01%	-8.04%	2.43%	N/A
Intermediate Core-Plus Bond	Western Asset Core Plus VIT Portfolio (Class II Shares) Adviser: Legg Mason PartnersFund Advisor, LLC Subadviser: Western Asset Management Company, LLC, Western Asset Management Company Limited in London, Western Asset Management Company Pte Ltd in Singapore Western Asset Management Company Ltd in Japan	0.79%*	9.05%	5.50%	5.56%
Mid Cap Growth Equity	MFS® Mid Cap Growth Series (Service Class) Adviser: Massachusetts Financial Services Company	1.06%	36.12%	20.29%	15.65%
Small Cap Growth Equity	MFS® New Discovery Series (Service Class) Adviser: Massachusetts Financial Services Company	1.12%*	45.58%	22.68%	14.41%
Allocation	MFS® Total Return Series (Service Class) Adviser: Massachusetts Financial Services Company	0.86%	9.52%	8.58%	8.07%
Large Cap Growth Equity	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) Adviser: Massachusetts Financial Services Company	1.04%	22.20%	18.39%	14.71%
Intermediate Core-Plus Bond	Morgan Stanley VIF Core Plus Fixed Income Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	0.95%*	7.55%	5.73%	4.90%

Real Cap Growth Equity	Morgan Stanley VIF U.S. Real Estate Portfolio (Class II Shares) Adviser: Morgan Stanley Investment Management Inc.	1.07%*	-17.10%	-0.15%	4.99%
Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	116.76%	33.77%	23.58%
			-2.83%	5.23%	7.03%
Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	5.90%	6.01%	N/A
Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.74%	5.91%	6.70%	N/A
Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 2 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.74%	5.19%	6.90%	N/A
Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 3 Shares)(1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.85%	5.66%	5.89%	N/A
Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 3 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.84%	5.90%	6.60%	N/A
Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 3 Shares) (1) Adviser: ValMark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.84%	5.18%	6.80%	N/A

Inflation Protected Bond	PIMCO Real Return Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.84%	11.71%	5.25%	3.63%
Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	8.65%	4.75%	3.93%
			10.12%	4.82%	2.72%
Commodities	PIMCO CommodityRealReturn® Strategy Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	1.24%*	1.35%	2.67%	-5.39%
Allocation	PIMCO Global Diversified Allocation Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	1.04%*	4.15%	7.78%	N/A
Ultrashort Bond	PIMCO Short-Term Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.62%	2.24%	2.27%	1.70%
Short Term Bond	PIMCO Low Duration Portfolio (Administrative Share Class) Adviser: Pacific Investment Management Company LLC	0.69%	2.99%	2.01%	1.79%
Large Cap Growth Equity	PSF PGIM Jennison Growth Portfolio (Class II Shares) Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.02%	55.57%	22.37%	18.13%
Large Cap Growth Equity	PSF PGIM Jennison Focused Blend Portfolio (Class II Shares) Adviser: PGIM Investments LLC Subadviser: Jennison Associates LLC	1.26%	30.41%	15.70%	12.34%
Small Cap Value Equity	Royce Small-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.08%*	-7.15%	5.18%	5.56%
Small Cap Blend Equity	Royce Micro-Cap Portfolio (Investment Class Shares) Adviser: Royce & Associates, LLC	1.33%*	23.79%	11.13%	5.05%

Allocation	ON iShares Managed Risk Balanced Portfolio** Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.73%	N/A	N/A	N/A
Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	N/A	N/A	N/A

(1) Class 3 Shares for contracts applied for on or after May 1, 2015. Class 2 Shares for contracts applied for before May 1, 2015.

*Annual expenses reflect temporary fee reductions.

**Available on or about June 25, 2021, or as soon as reasonably practicable after we have obtained a substitution order from the SEC for which the portfolios are replacement portfolios.

Investment Options Available with Certain Optional Riders

Income Opportunity GLWB

Option 1 – Select A Single Option

Allocation: 100%

Investment Options

Ohio National Fund, Inc.

ON Moderately Conservative Portfolio

ON Balanced Model Portfolio

Option 2 – Select Multiple Options

Allocations:

	Minimum	Maximum
Any individual investment option included in any of the Categories	0%	50%
Category 1 Investment Options	20%	50%
Category 2 Investment Options	20%	80%
Category 3 Investment Options	0%	20%
Category 4 Investment Options	0%	10%

Investment Options:

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

ON Federated Core Plus Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON Federated High Income Bond Portfolio

ON Risk Managed Balanced Portfolio

ON BlackRock Advantage International Equity Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON Janus Henderson Forty Portfolio

ON AB Mid Cap Core Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON Nasdaq-100® Index Portfolio

ON S&P MidCap 400® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Growth & Income Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin DynaTech VIP Fund

Franklin Allocation VIP Fund

Franklin Income VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Strategic Growth Fund

Goldman Sachs U.S. Equity Insights Fund

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

CATEGORY 4

Ohio National Fund, Inc.

ON BlackRock Advantage Small Cap Growth Portfolio

ON AB Small Cap Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Overseas Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

GLWB Plus and GPP (2012) Applied for on or after October 1, 2012

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	100%
Any individual investment option included in Category 1	0%	50%
Category 2 Investment Options	0%	75%
Any individual investment option included in Category 2	0%	25%

Investment Options:

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON Balanced Model Portfolio

ON BlackRock Balanced Allocation Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

Combo Death Benefit

Allocations:

	Minimum	Maximum
Category 1 Investment Options	25%	50%
Category 2 Investment Options	0%	75%
Category 3 Investment Options	0%	25%
Category 4 Investment Options	0%	10%

Investment Options:

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

ON Federated Core Plus Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

PIMCO Variable Insurance Trust

PIMCO Total Return Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON BlackRock Advantage Large Cap Value Portfolio

ON AB Mid Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Growth & Income Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

BNY Mellon Variable Investment Fund

Appreciation Portfolio

Federated Hermes Insurance Series

Federated Hermes Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Global Research Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON AB Small Cap Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON Janus Henderson Forty Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin DynaTech VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

The Prudential Series Fund, Inc.

PSF PGIM Jennison Growth Portfolio

PSF PGIM Jennison Focused Blend Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

CATEGORY 4

Ohio National Fund, Inc.

ON BlackRock Advantage International Equity Portfolio

ON Federated High Income Bond Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Janus Aspen Series

Janus Henderson Overseas Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

Appendix B

Death Benefit Examples

The following provide examples of how the various Death Benefits work.

Basic Death Benefit Example

The following is an example of how the basic Death Benefit included with your contract works.

Assume you purchase a contract with an initial purchase payment of $100,000 and your contract comes with a built-in Basic Death Benefit. Further assume (i) in the first 6 years the return is 5% net of fees and each subsequent year’s return is -2% net of fees; (ii) you take a withdrawal of $10,000 on the last day of year 3; and (iii) you don’t take any other withdrawals or add additional premium. The following shows your Contract Value and the Basic Death Benefit at the end of each contract year.

	Contract Value	Basic Death Benefit
Year 1 Starting Value	$100,000	$100,000
Year 1 Ending Value	$105,000	$100,000
Year 2 Ending Value	$110,250	$91,362
Year 3 Ending Value	$105,763	$91,362
Year 4 Ending Value	$111,051	$91,362
Year 5 Ending Value	$116,603	$91,362
Year 6 Ending Value	$122,433	$91,362
Year 7 Ending Value	$119,985	$91,362
Year 8 Ending Value	$117,585	$117,585
Year 9 Ending Value	$115,233	$117,585
Year10 Ending Value	$112,929	$117,585

On every eighth anniversary the Basic Death Benefit steps-up to the Contract Value if it is higher than the existing Basic Death Benefit. In this example, you take a withdrawal of $10,000 in year 3 which reduces the Basic Death Benefit on a pro rata basis. Because the Contract Value is higher than the Basic Death Benefit on the eighth contract anniversary, the Basic Death Benefit is set equal to the Contract Value.

Annual Stepped-Up Death Benefit Example

The following is an example of how the Annual Stepped Up Death Benefit rider works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the Annual Stepped-Up Death Benefit. Further assume (i) in the first 5 years the return is 4% net of fees and each subsequent year’s return is -2% net of fees; (ii) you take a withdrawal of $10,000 on the last day of contract year 7; and (iii) you don’t take any other withdrawals or add additional premium. The following shows your Contract Value and the Annual Stepped-Up Death Benefit value at the end of each contract year.

	Contract Value	Annual Step Up Value
Year 1 Starting Value	$100,000	$100,000
Year 1 Ending Value	$104,000	$104,000
Year 2 Ending Value	$108,160	$108,160
Year 3 Ending Value	$112,486	$112,486
Year 4 Ending Value	$116,986	$116,986
Year 5 Ending Value	$121,665	$121,665
Year 6 Ending Value	$119,232	$121,665
Year 7 Ending Value	$106,847	$111,253
Year 8 Ending Value	$104,710	$111,253
Year 9 Ending Value	$102,616	$111,253
Year10 Ending Value	$100,564	$111,253

On each anniversary prior to the annuitant’s 86th birthday, the Annual Stepped-Up Death Benefit will reset to the Contract Value when the Contract Value is higher than the Annual Stepped-Up Death Benefit value. In this example, in years 1-5 the Contract Value is higher than the prior Annual Stepped-Up Death Benefit value on the anniversary, therefore the Annual Stepped-Up Death Benefit resets to the Contract Value. In year 6, the Annual Stepped-Up Death Benefit value does not change because the Contract Value is lower. In year 7, there is a $10,000 withdrawal that causes a pro rata reduction to the Annual Stepped-Up Death Benefit. In years 8-10, the Annual Stepped-Up Death Benefit value does not change because the Contract Value is lower on each anniversary.

Combo Death Benefit

The following is an example of how the Combo Death Benefit rider works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the Combo Death Benefit rider. Further assume (i) in the first 5 years the return is 6% net of fees and each subsequent year’s return is -2% net of fees and (ii) You take a withdrawal of $5,000 at the end of year 8. The following shows your Contract Value and the Combo Death Benefit rider values at the end of each contract year.

	Contract Value	Death Benefit Annual Credit Calculation Base	Annual Credit Death Benefit Amount	Step-Up Death Benefit Amount
Year 1 Starting Value	$100,000	$100,000	$100,000	$100,000
Year 1 Ending Value	$106,000	$100,000	$106,000	$106,000
Year 2 Ending Value	$112,360	$100,000	$112,000	$112,360
Year 3 Ending Value	$119,102	$100,000	$118,000	$119,102
Year 4 Ending Value	$126,248	$100,000	$124,000	$126,248
Year 5 Ending Value	$133,823	$100,000	$130,000	$133,823
Year 6 Ending Value	$131,146	$100,000	$136,000	$133,823
Year 7 Ending Value	$128,523	$100,000	$142,000	$133,823
Year 8 Ending Value	$120,953	$95,000	$142,063	$128,510
Year 9 Ending Value	$118,534	$95,000	$147,763	$128,510
Year10 Ending Value	$116,163	$95,000	$153,463	$128,510

On each anniversary 6% of the Death Benefit Annual Credit Calculation Base is added to your Annual Credit Death Benefit Amount. The Step-Up Death Benefit Amount is equal to the highest anniversary contract value, adjusted for withdrawals. At the end of year 1 the Contract Value, Annual Credit Death Benefit Amount and Step-Up Death Benefit Amount are all equal because they all earned 6%. In years 2-5 the Contract Value and Step-Up Death Benefit Amount are higher because the Contract Value is compounding at 6% per year. In years 6 and 7 the Annual Credit Death Benefit Amount continues to grow while the Step-Up Death Benefit Amount remains static because the anniversary Contract Value is lower than the Step-Up Death Benefit Amount on the contract anniversary. In year 8 the $5,000 withdrawal reduces the Death Benefit Annual Credit Calculation Base dollar for dollar; both the Annual Credit Death Benefit Amount and Step Up Death Benefit Amount are adjusted pro-rata. Starting in year 9 the Annual Credit Death Benefit Amount is increased by 6% of the new Death Benefit Annual Credit Calculation Base of $95,000.

Premium Protection rider

The following is an example of how the Premium Protection Rider works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the Premium Protection Rider, which can only be purchased in conjunction with a GLWB rider. Further assume (i) in the first year return is -5% net of fees and each subsequent year’s return is 3% net of fees; (ii) your initial GLWB maximum annual withdrawal rate is 5%; (iii) you start withdrawing the maximum amount allowed under the rider ($5,000) in year 1; (iv) you take a withdrawal of $10,000 on the last day of contract year 6; (v) you then continue to take the maximum allowable amount under your GLWB in the following years; and (vi) you don’t take any other withdrawals or add additional premium. The following shows your Contract Value and Premium Protection GMDB amount at the end of each contract year.

	Contract Value	Premium Protection GMDB Amount
Year 1 Starting Value	$100,000	$100,000
Year 1 Ending Value	$90,000	$95,000
Year 2 Ending Value	$87,700	$90,000
Year 3 Ending Value	$85,331	$85,000
Year 4 Ending Value	$82,891	$80,000
Year 5 Ending Value	$80,378	$75,000
Year 6 Ending Value	$72,789	$65,000
Year 7 Ending Value	$70,294	$60,321
Year 8 Ending Value	$67,724	$55,643
Year 9 Ending Value	$65,077	$50,964
Year10 Ending Value	$62,351	$46,286

In each year you take a withdrawal that does not exceed the maximum annual withdrawal under your GLWB, the Premium Protection death benefit will be reduced dollar for dollar. For withdrawals that are in excess of the maximum annual withdrawal under your GLWB, the portion that exceeds the maximum annual withdrawal will reduce your Premium Protection GMDB amount by the greater of dollar for dollar or pro rata. In this example, the excess withdrawal of $5,000 in year 6 reduced the Premium Protection GMDB amount dollar for dollar because the Contract Value was higher than the Premium Protection GMDB amount on the date of the withdrawal. The excess withdrawal also reduces the GLWB Base, which in turn lowers the maximum annual amount available for withdrawal under the GLWB and, therefore, bears on future reductions to the Premium Protection GMDB amount.

Premium Protection Plus Example

The following is an example of how the Premium Protection Plus Rider works.

Assume you purchase a contract with an initial purchase payment of $100,000, the annuitant is under age 76 at the time of purchase, and you select the Premium Protection Plus Rider, which can only be purchased in conjunction with a GLWB rider. Further assume (i) in the first year return is -5% net of fees and each subsequent year’s return is 3% net of fees; (ii) your initial GLWB maximum annual withdrawal rate is 5%; (iii) you start withdrawing the maximum amount allowed under the rider ($5,000) in year 1; (iv) you take a withdrawal of $10,000 on the last day of contract year 6; (v) you then continue to take the maximum allowable amount under your GLWB in the following years; and (vi) you don’t take any other withdrawals or add additional premium. The following shows your Contract Value and Premium Protection Plus GMDB amount at the end of each contract year.

	Contract Value	Premium Protection Plus GMDB Amount
Year 1 Starting Value	$100,000	$100,000
Year 1 Ending Value	$90,000	$100,000
Year 2 Ending Value	$87,700	$100,000
Year 3 Ending Value	$85,331	$100,000
Year 4 Ending Value	$82,891	$100,000
Year 5 Ending Value	$80,378	$100,000
Year 6 Ending Value	$72,789	$93,572
Year 7 Ending Value	$70,294	$93,572
Year 8 Ending Value	$67,724	$93,572
Year 9 Ending Value	$65,077	$93,572
Year10 Ending Value	$62,351	$93,572

In each year you take a withdrawal that does not exceed the maximum annual withdrawal under your GLWB, the Premium Protection Plus death benefit will not be reduced. For withdrawals that are in excess of the maximum annual withdrawal under your GLWB, the portion that exceeds the maximum annual withdrawal will reduce your Premium Protection Plus GMDB amount by the greater of dollar for dollar or pro rata. In this example, the excess withdrawal of $5,000 in year 6 reduced the Premium Protection Plus GMDB amount pro rata because the Contract Value was lower than the Premium Protection GMDB amount on the date of the withdrawal. The excess withdrawal also reduces the GLWB Base, which in turn lowers the maximum annual amount available for withdrawal under the GLWB and, therefore, bears on future reductions to the Premium Protection Plus GMDB amount.

5% GMDBR80 Plus Example

The following is an example of how the 5% GMDBR80 Plus rider works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the 5% GMDBR80 Plus. Further assume (i) a return of 3% annually net of fees; (ii) none of the assets are allocated to the Fixed Accumulation Account or a money market portfolio; (iii) you withdraw the maximum allowed of 5% of the GMDBR anniversary GMDB amount on the last day of each contract year beginning in year 4; and (iv) you don’t take any other withdrawals or add additional premium. The following shows your Contract Value and 5% GMDBR80 Plus GMDB amount at the end of each contract year.

	Contract Value	GMDBR Value
Year 1 Starting Value	$100,000	$100,000
Year 1 Ending Value	$103,000	$105,000
Year 2 Ending Value	$106,090	$110,250
Year 3 Ending Value	$109,273	$115,763
Year 4 Ending Value	$106,763	$115,763
Year 5 Ending Value	$104,178	$115,763
Year 6 Ending Value	$101,515	$115,763

Year 7 Ending Value	$98,772	$115,763
Year 8 Ending Value	$95,947	$115,763
Year 9 Ending Value	$93,037	$115,763
Year10 Ending Value	$90,040	$115,763

In each year you do not take a withdrawal the rider grows at an annual effective rate of 5%. In years that you withdraw the maximum allowed under the rider, the 5% GMDBR80 Plus rider will have the same value at the end of each contract year.

Gain Enhancement Benefit Example

The following is an example of how the Gain Enhancement Benefit rider works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the Gain Enhancement Benefit rider. Further assume (i) for the first 9 years the Contract Value grows by 5% per year net of all fees and that in year 10 the return net of fees is -5%; and (ii) you do not add any additional premium or take any withdrawals. The following shows your Contract Value and Gain Enhancement Benefit value at the end of each contract year.

	Contract Value	Gain Enhancement Benefit Value
Year 1 Starting Value	$100,000	$0
Year 1 Ending Value	$105,000	$1,250
Year 2 Ending Value	$110,250	$2,563
Year 3 Ending Value	$115,763	$3,941
Year 4 Ending Value	$121,551	$5,388
Year 5 Ending Value	$127,628	$6,907
Year 6 Ending Value	$134,010	$8,502
Year 7 Ending Value	$140,710	$10,178
Year 8 Ending Value	$147,746	$11,936
Year 9 Ending Value	$155,133	$13,783
Year10 Ending Value	$147,376	$11,844

The Gain Enhancement Benefit value is equal to 25% of the lesser of (i) two times total net purchase payments less pro rata withdrawals; and (ii) the Contract Value minus total net purchase payments less pro rata withdrawals, but can never exceed $1,000,000. In each of the first 9 years the Gain Enhancement Benefit value grows as the Contract Value increases. In year 10 the Gain Enhancement Benefit values decreases because the Contract Value decreases.

Gain Enhancement Benefit Plus Example

The following is an example of how the Gain Enhancement Benefit Plus rider works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the Gain Enhancement Benefit Plus rider. Further assume (i) for the first 9 years the Contract Value grows by 5% per year net of all fees and that in year 10 the return net of fees is -5%; and (ii) you do not add any additional premium or take any withdrawals. The following shows your Contract Value and Gain Enhancement Benefit Plus value at the end of each contract year.

	Contract Value	Gain Enhancement Benefit Plus value
Year 1 Starting Value	$100,000	$0
Year 1 Ending Value	$105,000	$2,000
Year 2 Ending Value	$110,250	$4,100

	Contract Value	Gain Enhancement Benefit Plus value
Year 3 Ending Value	$115,763	$6,305
Year 4 Ending Value	$121,551	$8,620
Year 5 Ending Value	$127,628	$11,051
Year 6 Ending Value	$134,010	$13,604
Year 7 Ending Value	$140,710	$16,284
Year 8 Ending Value	$147,746	$19,098
Year 9 Ending Value	$155,133	$22,053
Year10 Ending Value	$147,376	$18,950

The Gain Enhancement Benefit Plus value is equal to 40% of the lesser of (i) two and half times total net purchase payments less pro rata withdrawals; and (ii) the Contract Value minus total net purchase payments less pro rata withdrawals. In each of the first 9 years the Gain Enhancement Benefit Plus value grows as the contract value increases. In year 10 the Gain Enhancement Benefit values decreases because the Contract Value decreases.

Appendix C

Guaranteed Principal Protection (2012) Example

The following is an example of how the GPP (2012) rider works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GPP (2012) rider. Further assume (i) that for each of the first 5 years your return net of fees is 4% and that all subsequent year’s returns are -3% net of fees; (ii) you reset the guaranteed principal amount to the contract value at the end of year 5; and (iii) you take a withdrawal of $10,000 at the end of year 6. The following shows your Contract Value, Guaranteed Principal Amount and Eligible Contract Value at the end of each contract year.

	Contract Value	Eligible Contract Value	Guaranteed Principal Amount
Year 1 Starting Value	$100,000	$100,000	$100,000
Year 1 Ending Value	$104,000	$104,000	$100,00)
Year 2 Ending Value	$108,160	$108,160	$100,000
Year 3 Ending Value	$112,486	$112,486	$100,000
Year 4 Ending Value	$116,986	$116,986	$100,000
Year 5 Ending Value	$121,665	$121,665	$121,665
Year 6 Ending Value	$109,232	$109,232	$111,461
Year 7 Ending Value	$107,047	$107,047	$111,461
Year 8 Ending Value	$104,906	$104,906	$111,461
Year 9 Ending Value	$102,808	$102,808	$111,461
Year10 Ending Value	$100,752	$100,752	$111,461
Year11 Ending Value	$98,737	$98,737	$111,461
Year12 Ending Value	$96,762	$96,762	$111,461
Year13 Ending Value	$94,827	$94,827	$111,461
Year14 Ending Value	$92,931	$92,931	$111,461
Year15 Ending Value	$111,461	N/A	N/A

During each year you do not take a withdrawal your Guaranteed Principal Amount (GPA) will remain the same regardless of market performance. The Eligible Contract Value (ECV) is the current value of any premiums made in the first 6 months. After 5 years you may reset the GPA and ECV to the Contract Value on the anniversary. You must wait at least 5 years between resets and you cannot reset once the annuitant has attained age 80. Resets start a new 10-year rider term. All withdrawals, such as the one taken in year 6, reduce the GPA in a pro rata fashion. Upon reaching the 10th anniversary of the later of the issue date and the last rider reset date, the Contract Value will be automatically adjusted by the difference between the GPA and ECV if greater than zero. In the example that adjustment was made at the end of year 15, at which point the rider terminates.

Appendix D

Income Opportunity GLWB Prior Rates

The following rates are for Income Opportunity GLWB riders applied for on or after May 1, 2018.

Annual Credit Rate

The annual credit rates for the Income Opportunity GLWB and Income Opportunity GLWB (Joint Life) are:

Rider	Annual Credit
Income Opportunity GLWB	5.5%
Income Opportunity GLWB (Joint Life)	5.5%

MAW Rates

The MAW Rates for the Income Opportunity GLWB and Income Opportunity GLWB (Joint Life) are:

Income Opportunity GLWB		Income Opportunity GLWB (Joint Life)
Annuitant’s Age	MAW Rate	Youngest Participating Spouse’s Age	MAW Rate
59½ to 64	4.00%	59½ to 64	3.50%
65 to 69	5.10%	65 to 69	4.75%
70 to 74	5.20%	70 to 74	5.00%
75 to 79	5.50%	75 to 79	5.25%
80 to 84	6.00%	80 to 84	5.50%
85+	6.50%	85+	6.00%

Rider Charges

The current charges for the Income Opportunity GLWB and Income Opportunity GLWB (Joint Life) are:

Rider	Current Charge
Income Opportunity GLWB	1.20%
Income Opportunity GLWB (Joint Life)	1.50%

Investment Restriction Allocation Requirements

With the Income Opportunity GLWB and Income Opportunity GLWB (Joint Life), if you choose to allocate your purchase payments and Contract Value in accordance with Option 2, the current required allocations for the Categories and any individual investment option included in Option 2 are:

	Minimum	Maximum
Any individual investment option included in any of the Categories	0%	50%
Category 1 Investment Options	20%	50%
Category 2 Investment Options	20%	80%
Category 3 Investment Options	0%	20%
Category 4 Investment Options	0%	10%

Appendix E

Income Opportunity GLWB Example

The following provides an example of how the Income Opportunity GLWB works.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the Income Opportunity GLWB rider. Further assume (i) the annuitant is age 62 at the time of purchase; (ii) you take a withdrawal of $4,862 (your MAW amount) in year three; one of $40,000 in year eight; and one of $6,317 (your MAW amount) in each of years nine and 10 and take no other withdrawals in the first 10 years, (iii) you make an additional purchase payment of $10,000 in year two, (iv) during year four your Contract Value increases to $140,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, in the other years. The following shows the various values as of the beginning of each of the first 10 contract years under the Income Opportunity GLWB rider with these assumptions:

Contract Year	Age	Contract Value	Annual Credit Calculation Base	Annual Credit GLWB Base	Step-Up GLWB Base	GLWB Base	MAW Rate	MAW Available
1	62	100,000	100,000	100,000	100,000	100,000	4.0%	4,000
2	63	100,000	100,000	105,500	100,000	105,500	4.0%	4,220
3	64	110,000	110,000	121,550	115,500	121,550	4.0%	4,862
4	65	105,138	110,000	0	121,550	121,550	4.0%	4,862
5	66	140,000	140,000	140,000	140,000	140,000	5.10%	7,140
6	67	140,000	140,000	147,700	140,000	147,700	5.10%	7,533
7	68	140,000	140,000	155,400	147,700	155,400	5.10%	7,925
8	69	140,000	140,000	163,100	155,400	163,100	5.10%	8,318
9	70	100,000	123,859	0	123,859	123,859	5.10%	6,317
10	71	93,683	123,859	0	123,859	123,859	5.10%	6,317
11	72	87,366	123,859	0	123,859	123,859	5.10%	6,317

The additional purchase payment in year two increases the various bases by the amount of the purchase payment at the time it is made. Because you took withdrawals in years three, eight, nine and 10, you are not eligible for an annual credit in those years. The initial withdrawal in year three sets your MAW Rate at 4.0%. Due to the increase in Contract Value in year four, all of the bases are reset to the Contract Value at the beginning of year five, and a new 10-year annual credit period begins. Additionally, you are eligible for an increased MAW based on your age at your next withdrawal. The withdrawal in year eight is an excess withdrawal and, therefore, reduces the various bases pro-rata.

Appendix F

GLWB Plus Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Plus.

GLWB Plus applied for on or after May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for between March 25, 2013 and May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $40,577 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $9,423 was $169,577 ($179,000 — $9,423). Upon the excess withdrawal, your GLWB base is set equal to $159,294, i.e. $209,400 x (1 — $40,577/$169,577). Because the GLWB base after adjustment for the excess withdrawal of $159,294 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $159,294.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,558 (6% of $159,294 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $168,852 ($159,294 prior GLWB base + $9,558 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $178,852 ($168,852 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $169,294 ($159,294 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,158 (6% of $169,294 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $189,009 ($168,852 prior GLWB base + $10,000 additional purchase payment + $10,158 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,158 (6% of $169,294 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $199,167 for year nine and $209,325 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,158 (6% of $169,294 Annual Credit Calculation Base) and your GLWB base after year eleven is $219,482 ($209,325 prior GLWB base + $10,158 annual credit).

GLWB Plus applied for between December 3, 2012 and March 25, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $214,300. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,285 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,715 was $168,285 ($179,000 — $10,715). Upon the excess withdrawal, your GLWB base is set equal to $164,273, i.e. $214,300 x (1 — $39,285/$168,285). Because the GLWB base after adjustment for the excess withdrawal of $164,273 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $164,273.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $11,499 (7% of $164,273 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $175,772 ($164,273 prior GLWB base + $11,499 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $185,772 ($175,772 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $174,273 ($164,273 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,199 (7% of $174,273 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $197,971 ($175,772 prior GLWB base + $10,000 additional purchase payment + $12,199 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $12,199 (7% of $174,273 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $210,170 for year nine and $222,370 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $12,199 (7% of $174,273 Annual Credit Calculation Base) and your GLWB base after year eleven is $234,569 ($222,370 prior GLWB base + $12,199 annual credit).

GLWB Plus applied for before December 3, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Appendix G

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Fidelity® VIP Government Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $66,000 in 2021, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $66,000 and $76,000. For married couples filing jointly, the applicable dollar limitation is $105,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $105,000-$125,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $76,000 for individuals and $125,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $6,000 in 2021 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2021. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $6,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $19,500 for 2021.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $58,000 in 2021. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $12,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $12,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

The Coronavirus Aid Relief and Economic Security Act of 2020 (CARES Act) expanded distribution rules and favorable tax treatment for up to $100,000 of coronavirus related distributions from IRAs and qualified plans. The CARES act waived the 10% early distribution penalty, and created special rollover rules and repayment provisions for the year 2020 for coronavirus related distributions. If you took a coronavirus related distribution, you may elect to pay tax on such distribution ratably over a three-year period.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Required Minimum Distributions

Required Minimum Distributions are required to be taken from this contract as of the owner’s Required Beginning Date (“RBD”). The RBD for individuals born on or after July 1, 1949 is April 1 of the year following the year in which the individual attains age 72. For individuals born before July 1, 1949, the RBD is April 1 of the year following the year in which the individual attains age 70 ½.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by your RBD or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary within 10 years of death or applied to purchase an immediate annuity for the beneficiary within one year of death, with the annuity limited in duration to 10 years. If your beneficiary is an eligible designated beneficiary, that individual may “stretch” the IRA, taking annual required minimum distributions over the individual’s life expectancy. An eligible designated beneficiary is defined as (1) your spouse, (2) any beneficiary no more than ten years younger than you, (3) your minor child, but only until the child reaches the age of majority, (4) a disabled individual, or (5) a chronically ill individual. Special rules apply to spousal beneficiaries regarding the date required distributions must begin. Non-natural person beneficiaries must receive their benefit within 5 years of death.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2021, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $208,000 for married individuals filing jointly and less than $140,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $198,000 and $208,000 for married and between $125,000 and $140,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at the owner’s RBD. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $13,500 in 2021 Employees age 50 and older may contribute an additional $3,000 in 2021. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	37	$55,114.94	$2,080.67
2	$2,060.40	$1,040.40	38	$57,237.24	$2,122.28
3	$3,121.61	$1,061.21	39	$59,401.98	$2,164.73
4	$4,204.04	$1,082.43	40	$61,610.02	$2,208.02
5	$5,308.12	$1,104.08	41	$63,862.22	$2,252.18
6	$6,434.28	$1,126.16	42	$66,159.47	$2,297.22
7	$7,582.97	$1,148.68	43	$68,502.66	$2,343.16
8	$8,754.63	$1,171.65	44	$70,892.71	$2,390.02
9	$9,949.72	$1,195.08	45	$73,330.56	$2,437.82
10	$11,168.71	$1,218.98	46	$75,817.18	$2,486.58
11	$12,412.09	$1,243.36	47	$78,353.52	$2,536.31
12	$13,680.33	$1,268.23	48	$80,940.59	$2,587.04
13	$14,973.94	$1,293.59	49	$83,579.40	$2,638.78
14	$16,293.42	$1,319.46	50	$86,270.99	$2,691.56
15	$17,639.28	$1,345.85	51	$89,016.41	$2,745.39
16	$19,012.07	$1,372.77	52	$91,816.74	$2,800.30
17	$20,412.31	$1,400.23	53	$94,673.07	$2,856.31
18	$21,840.56	$1,428.23	54	$97,586.53	$2,913.44
19	$23,297.37	$1,456.79	55	$100,558.26	$2,971.71
20	$24,783.32	$1,485.93	56	$103,589.43	$3,031.14
21	$26,298.98	$1,515.65	57	$106,681.22	$3,091.76
22	$27,844.96	$1,545.96	58	$109,834.84	$3,153.60
23	$29,421.86	$1,576.88	59	$113,051.54	$3,216.67
24	$31,030.30	$1,608.42	60	$116,332.57	$3,281.00
25	$32,670.91	$1,640.59	61	$119,679.22	$3,346.62
26	$34,344.32	$1,673.40	62	$123,092.81	$3,413.55
27	$36,051.21	$1,706.87	63	$126,574.66	$3,481.82
28	$37,792.23	$1,741.01	64	$130,126.16	$3,551.46
29	$39,568.08	$1,775.83	65	$133,748.68	$3,622.49
30	$41,379.44	$1,811.35	66	$137,443.65	$3,694.94
31	$43,227.03	$1,847.58	67	$141,212.53	$3,768.84
32	$45,111.57	$1,884.53	68	$145,056.78	$3,844.22
33	$47,033.80	$1,922.22	69	$148,977.91	$3,921.10
34	$48,994.48	$1,960.66	70	$152,977.47	$3,999.52
35	$50,994.37	$1,999.87	71	$157,057.02	$4,079.51
36	$53,034.25	$2,039.87	72	$161,218.16	$4,161.10

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 8 years after amounts are deposited into the policy as follows: Year 1- 9%, Year 2- 8%, Year 3- 7%, Year 4- 6%, Year 5- 5%, Year 6- 4%, Year 7- 2%, Year 8- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

The Statement of Additional Information (“SAI”) includes additional information. We have incorporated the SAI by reference. It is available upon request and without charge by calling us at 888.925.6446 and is available at Ohionational.com/variableproducts. You may request other information about this contract and make investor inquiries by calling us at 888.925.6446. Reports and other information about VAA are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract ID No.: C000117840

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 888.925.6446

ONcore Xtra (sold on or after October 1, 2012) VA

Statement of Additional Information

May 1, 2021

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2021. To get a free copy of the prospectus for VAA, write or call us at the above address.

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.2 billion and equity of approximately $2.8 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company owned by Ohio National Financial Services, Inc. (“ONFS”), which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc. (“ONMH”)). Our policyholders are the members of the holding company and it has no stockholders or other owners.

On March 22, 2021, ONMH and ONLH Holdings LP (“ONLH”) entered into a stock purchase agreement for ONLH to acquire ONMH in a sponsored demutualization. Also on March 22, 2021, the Board of Directors of ONMH unanimously approved and adopted a Plan of Conversion under which ONMH will convert from a mutual insurance holding company to a stock company and become wholly-owned by ONLH. ONLH is a Delaware limited partnership formed by Constellation Insurance Holdings, Inc. (“Constellation”), an insurance acquisition joint venture formed to invest in life and property and casualty insurers. Constellation’s founding investors and equal partners are Caisse de dépôt et placement du Québec and Ontario Teachers’ Pension Plan Board, two of the largest long-term institutional investors in North America. Subject to necessary eligible member and regulatory approvals, the sponsored demutualization is targeted to close at the end of the fourth quarter of 2021. The sponsored demutualization will not affect your contract terms.

Eligible members of Ohio National Life will have the right to receive either cash payments or contract or policy benefits in the conversion. Eligible members who, because of certain tax attributes of their contracts, cannot receive cash will receive contract or policy benefits in the conversion. Owners of life insurance policies or annuity contracts issued by Ohio National Life that were in force on the date of adoption of the plan of conversion are generally eligible for consideration in the demutualization.

After the transaction is completed, we will remain a direct wholly-owned subsidiary of ONFS.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A as of December 31, 2020 and for each of the periods in the two-year period ended December 31, 2020, and the related financial highlights for each of the periods in the five-year period ended December 31, 2020, and the consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2020 and 2019 and for each of the years in the three-year period ended December 31, 2020 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

The KPMG LLP report dated March 26, 2021 of The Ohio National Life Insurance Company includes explanatory language that states that the financial statements are prepared by Ohio National Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.

The KPMG LLP report dated March 26, 2021 of The Ohio National Life Insurance Company includes an emphasis of matter paragraph that states that Ohio National Life Insurance Company adopted new accounting guidance pursuant to section 21 of the Valuation manual (VM-21), which revised the valuation of variable annuity and other contracts. The opinion was not modified with respect to this matter.

Underwriter

While the contracts are not currently available for sale, we continue to accept additional purchase payments. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions

2

2020	$4,323,934	$962,760
2019	$4,102,686	$982,416
2018	$76,079,579	$18,962,063

3

Financial Statement

4

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

ONFI - Ohio National Fund, Inc.

FIDI - Fidelity® Variable Insurance Products Fund - Initial Class

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASI - Janus Aspen Series - Institutional Shares

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

LEG2 - Legg Mason Partners Variable Income Trust - Class II

WFVT - Wells Fargo Variable Trust

MSVI - Morgan Stanley Variable Insurance Fund, Inc. - Class I

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

PRS2 - The Prudential Series Fund, Inc. - Class II

JPMI - J.P. Morgan Insurance Trust - Class I

ABVB - AB Variable Products Series Fund, Inc. - Class B

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

CALI - Calvert Variable Products, Inc.

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT5 - Franklin Templeton Variable Insurance Products Trust - Class 5

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS – Federated Hermes Insurance Series

IVYV - Ivy Variable Insurance Portfolios

NLV2 - Northern Lights Variable Trust - Class 2

NLV3 - Northern Lights Variable Trust - Class 3

Ohio National Variable Account A

Statements of Assets and Contract Owners' Equity	December 31, 2020

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
ONFI - ON Bond Subaccount	6,206,153	$105,850,704	$129,025,915	$128,901,845	$124,070	$129,025,915
ONFI - ON BlackRock Balanced Allocation Subaccount	12,534,725	408,785,325	493,868,181	493,809,933	58,248	493,868,181
ONFI - ON BlackRock Advantage International Equity Subaccount (a)	9,086,216	112,640,541	149,649,977	149,510,849	139,128	149,649,977
ONFI - ON Janus Henderson Forty Subaccount	1,599,476	30,123,184	56,189,604	56,142,659	46,945	56,189,604
ONFI - ON Janus Henderson Venture Subaccount	1,727,859	47,396,835	76,924,292	76,892,457	31,835	76,924,292
ONFI - ON Janus Henderson Enterprise Subaccount	960,161	27,098,431	54,709,968	54,647,728	62,240	54,709,968
ONFI - ON S&P 500® Index Subaccount	13,367,464	340,910,814	517,588,208	517,351,185	237,023	517,588,208
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2,758,607	41,282,797	52,772,147	52,717,718	54,429	52,772,147
ONFI - ON Federated High Income Bond Subaccount	3,104,403	53,282,673	67,210,325	67,173,205	37,120	67,210,325
ONFI - ON Nasdaq-100® Index Subaccount	7,664,134	124,525,660	215,208,891	215,026,200	182,691	215,208,891
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	5,844,610	162,308,142	225,952,638	225,309,336	643,302	225,952,638
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2,166,430	55,170,873	90,318,484	90,278,528	39,956	90,318,484
ONFI - ON S&P MidCap 400® Index Subaccount	2,436,976	36,222,378	52,882,384	52,857,718	24,666	52,882,384
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	476,789	10,148,742	17,336,057	17,331,644	4,413	17,336,057
ONFI - ON Risk Managed Balanced Subaccount	24,395,016	308,292,527	430,084,124	430,073,601	10,523	430,084,124
ONFI - ON Federated Core Plus Bond Subaccount	5,463	56,989	57,198	57,198	0	57,198
ONFI - ON Moderately Conservative Model Subaccount	23,745,588	256,771,963	300,856,597	300,547,352	309,245	300,856,597
ONFI - ON Balanced Model Subaccount	86,224,548	870,358,248	1,126,092,591	1,125,323,198	769,393	1,126,092,591
ONFI - ON Moderate Growth Model Subaccount	147,490,757	1,501,957,084	1,985,225,591	1,984,731,614	493,977	1,985,225,591
ONFI - ON Growth Model Subaccount	31,202,926	318,947,657	442,145,462	441,999,343	146,119	442,145,462
FIDI - VIP Growth Subaccount	14,383	724,774	1,481,460	1,481,460	0	1,481,460
FIDI - VIP Equity-Income Subaccount	30,772	680,763	735,451	735,451	0	735,451
FIDI - VIP High Income Subaccount	3,354	21,894	17,812	17,812	0	17,812
FIDS - VIP Government Money Market Subaccount	173,166,515	173,166,515	173,166,515	172,901,558	264,957	173,166,515
FID2 - VIP Mid Cap Subaccount	6,432,073	198,766,481	239,852,009	239,679,072	172,937	239,852,009
FID2 - VIP Contrafund® Subaccount	10,166,197	307,832,105	475,066,409	474,887,470	178,939	475,066,409
FID2 - VIP Growth Subaccount	1,214,427	80,127,954	122,147,062	122,093,278	53,784	122,147,062
FID2 - VIP Equity-Income Subaccount	6,327,795	132,942,782	146,678,291	146,645,722	32,569	146,678,291
FID2 - VIP Real Estate Subaccount	1,875,798	32,979,420	32,094,910	32,092,304	2,606	32,094,910
FID2 - VIP Target Volatility Subaccount	19,727,275	229,124,369	256,849,120	256,839,848	9,272	256,849,120
JASI - Janus Henderson Research Subaccount	97,318	3,097,299	4,802,647	4,777,806	24,841	4,802,647
JASI - Janus Henderson Overseas Subaccount	28,222	953,549	1,078,370	1,078,370	0	1,078,370
JASI - Janus Henderson Global Research Subaccount	27,837	1,048,113	1,771,000	1,755,251	15,749	1,771,000
JASI - Janus Henderson Balanced Subaccount	102,388	2,981,465	4,462,052	4,287,793	174,259	4,462,052
JASS - Janus Henderson Research Subaccount	594,026	18,954,661	28,382,571	28,365,934	16,637	28,382,571
JASS - Janus Henderson Global Research Subaccount	520,898	22,295,021	32,295,689	32,281,180	14,509	32,295,689
JASS - Janus Henderson Balanced Subaccount	8,422,298	304,617,748	388,267,947	387,315,582	952,365	388,267,947
JASS - Janus Henderson Overseas Subaccount	3,451,899	112,322,610	126,270,480	126,230,208	40,272	126,270,480
JASS - Janus Henderson U.S. Low Volatility Subaccount	51,435,170	791,680,165	941,263,614	941,143,593	120,021	941,263,614
JASS - Janus Henderson Flexible Bond Subaccount	2,893,985	37,793,374	40,457,917	40,457,917	0	40,457,917
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2,294,585	40,594,014	50,710,329	50,703,711	6,618	50,710,329
LEGI - ClearBridge Variable Large Cap Value Subaccount	4,263,091	83,633,720	84,579,721	84,553,087	26,634	84,579,721
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	85,038,131	1,050,637,080	1,046,819,395	1,046,791,244	28,151	1,046,819,395
LEG2 - Western Asset Core Plus VIT Subaccount	7,704,959	45,311,618	48,001,897	47,999,107	2,790	48,001,897
WFVT - Opportunity Subaccount	141,183	3,142,649	4,183,264	4,183,264	0	4,183,264
WFVT - Discovery Subaccount	106,856	2,430,593	5,207,108	5,074,763	132,345	5,207,108
MSVI - VIF Core Plus Fixed Income Subaccount	47,917	522,860	561,586	460,864	100,722	561,586
MSVI - VIF U.S. Real Estate Subaccount	67,065	1,095,610	1,148,824	1,139,400	9,424	1,148,824
MSV2 - VIF Core Plus Fixed Income Subaccount	6,342,984	68,712,523	74,086,058	74,086,058	0	74,086,058
MSV2 - VIF U.S. Real Estate Subaccount	3,376,337	56,060,041	57,499,015	57,459,430	39,585	57,499,015
MSV2 - VIF Growth Subaccount	2,659,155	97,951,000	173,057,801	172,988,824	68,977	173,057,801
GSVI - Large Cap Value Subaccount	8,310,862	81,232,697	77,041,689	76,929,551	112,138	77,041,689
GSVI - U.S. Equity Insights Subaccount	1,257,318	20,117,625	25,246,951	25,178,803	68,148	25,246,951
GSVI - Strategic Growth Subaccount	800,663	10,224,511	12,354,230	12,307,661	46,569	12,354,230
GSVS - Large Cap Value Subaccount	4,384,042	41,528,157	40,640,068	40,631,673	8,395	40,640,068
GSVS - U.S. Equity Insights Subaccount	760,955	13,945,024	15,378,901	15,378,901	0	15,378,901
GSVS - Strategic Growth Subaccount	1,791,340	24,109,611	27,604,554	27,596,586	7,968	27,604,554
GSVS - Global Trends Allocation Subaccount	10,608,905	122,990,239	133,566,112	133,560,655	5,457	133,566,112

Ohio National Variable Account A

Statements of Assets and Contract Owners' Equity	December 31, 2020

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners' equity
LAZS - Emerging Markets Equity Subaccount	7,084,761	139,870,383	149,700,991	149,649,728	51,263	149,700,991
LAZS - U.S. Small-Mid Cap Equity Subaccount	2,078,532	32,970,851	33,817,722	33,800,888	16,834	33,817,722
LAZS - International Equity Subaccount	9,039,290	96,296,051	95,997,255	95,958,813	38,442	95,997,255
LAZS - Global Dynamic Multi-Asset Subaccount	23,149,590	287,218,387	313,213,947	313,204,693	9,254	313,213,947
PRS2 - Jennison 20/20 Focus Subaccount	1,828,517	32,941,208	86,251,137	86,204,085	47,052	86,251,137
PRS2 - Jennison Subaccount	568,325	33,429,766	68,909,364	68,909,364	0	68,909,364
JPMI - Small Cap Core Subaccount	2,681,022	56,131,537	64,639,429	64,612,023	27,406	64,639,429
JPMI - Mid Cap Value Subaccount	17,406,789	161,990,013	189,559,935	189,480,124	79,811	189,559,935
ABVB - VPS Growth & Income Subaccount	417,789	12,203,487	11,877,729	11,860,671	17,058	11,877,729
ABVB - VPS Small Cap Growth Subaccount	1,348,663	24,356,991	34,202,088	34,202,088	0	34,202,088
ABVB - VPS Dynamic Asset Allocation Subaccount	16,938,263	193,250,993	233,748,034	233,669,799	78,235	233,748,034
ABVB - VPS Global Risk Allocation-Moderate Subaccount	8,006,122	79,287,665	87,586,974	87,577,904	9,070	87,586,974
MFSI - New Discovery Subaccount	1,403,017	24,731,399	33,125,232	33,085,230	40,002	33,125,232
MFSI - Mid Cap Growth Subaccount	6,210,042	53,473,206	71,601,780	71,596,803	4,977	71,601,780
MFSI - Total Return Subaccount	5,924,908	135,097,224	151,085,157	150,975,808	109,349	151,085,157
MFS2 - Massachusetts Investors Growth Stock Subaccount	973,815	18,502,010	24,024,019	23,984,445	39,574	24,024,019
PVIA - Real Return Subaccount	12,391,197	160,233,878	172,485,469	172,192,397	293,072	172,485,469
PVIA - Total Return Subaccount	37,299,693	412,973,080	432,303,438	432,200,143	103,295	432,303,438
PVIA - Global Bond Opportunities Subaccount	4,547,889	55,608,561	55,438,771	55,431,190	7,581	55,438,771
PVIA - CommodityRealReturn® Strategy Subaccount	2,348,637	18,698,805	14,209,253	14,209,170	83	14,209,253
PVIA - Global Diversified Allocation Subaccount	68,983,397	703,143,483	732,603,678	732,570,730	32,948	732,603,678
PVIA - Short-Term Subaccount	7,325,703	75,808,791	76,333,822	76,333,822	0	76,333,822
PVIA - Low Duration Subaccount	3,701,842	37,926,412	38,425,122	38,424,472	650	38,425,122
CALI - VP S&P 500 Index Subaccount	1,077	128,887	178,761	178,761	0	178,761
BNYS - Appreciation Subaccount	563,173	21,731,631	26,243,850	26,236,437	7,413	26,243,850
ROYI - Small-Cap Subaccount	15,024,770	131,814,539	111,333,547	111,183,547	150,000	111,333,547
ROYI - Micro-Cap Subaccount	4,548,730	46,676,162	54,175,378	54,149,884	25,494	54,175,378
AIMI - Invesco V.I. Comstock Series I Subaccount	1,550	24,130	25,000	25,000	0	25,000
AIMI - Invesco V.I. International Growth Series II Subaccount	1,592,923	55,961,872	66,711,612	66,708,183	3,429	66,711,612
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	39,447,403	433,106,682	405,913,780	405,823,513	90,267	405,913,780
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2,076,455	33,839,193	37,417,717	37,403,475	14,242	37,417,717
FRT2 - Franklin Income VIP Subaccount	4,518,059	67,792,256	67,951,611	67,818,399	133,212	67,951,611
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2,110,073	18,014,984	23,041,995	23,011,711	30,284	23,041,995
FRT2 - Templeton Foreign VIP Subaccount	2,934,238	39,891,078	38,966,685	38,953,969	12,716	38,966,685
FRT5 - Franklin VolSmart Allocation VIP Subaccount	13,260,631	144,932,146	192,544,363	192,535,126	9,237	192,544,363
FRT4 - Franklin Income VIP Subaccount	5,204,611	79,410,179	80,411,241	80,366,224	45,017	80,411,241
FRT4 - Franklin Flex Cap Growth VIP Subaccount	3,022,438	23,726,147	31,433,354	31,423,117	10,237	31,433,354
FRT4 - Templeton Foreign VIP Subaccount	5,072,264	69,064,249	68,678,451	68,664,959	13,492	68,678,451
FRT4 - Franklin Allocation VIP Subaccount	5,674,206	36,659,804	31,889,036	31,889,036	0	31,889,036
FEDS - Kaufmann Fund II Service Shares Subaccount (b)	3,169,806	56,490,264	74,965,909	74,965,909	0	74,965,909
FEDS - Managed Volatility Fund II Primary Shares Subaccount (b)	33,846,455	341,580,606	375,357,189	375,356,067	1,122	375,357,189
FEDS - Managed Volatility Fund II Service Shares Subaccount (b)	3,184,887	33,368,232	35,320,397	35,320,397	0	35,320,397
IVYV - VIP Asset Strategy Subaccount	13,197,553	126,690,280	137,814,130	137,616,604	197,526	137,814,130
IVYV - VIP Natural Resources Subaccount	7,182,310	30,193,903	23,704,495	23,702,100	2,395	23,704,495
IVYV - VIP Science and Technology Subaccount	3,227,967	84,667,958	115,794,294	115,765,991	28,303	115,794,294
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	28,802,852	317,948,419	339,873,654	339,859,534	14,120	339,873,654
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	45,215,984	506,369,227	553,895,804	553,807,954	87,850	553,895,804
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	41,722,845	445,342,468	490,660,655	490,492,368	168,287	490,660,655
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	4,378,001	49,731,850	51,879,314	51,878,825	489	51,879,314
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	7,193,371	82,842,976	87,831,059	87,830,561	498	87,831,059
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	4,264,275	48,062,906	49,934,664	49,934,415	249	49,934,664

(a)	Name changes effective on May 1, 2020:

ON BlackRock Advantage International Equity Subaccount formerly known as ON International Equity Subaccount

(b)	Name change effective on April 28, 2020:

FEDS formerly known as Federated Insurance Series

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2020

	Investment activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain on (loss) investments	Net increase (decrease) in contract owners' equity from operations
ONFI - ON Bond Subaccount	$857,931	(1,574,610)	(716,679)	0	6,671,396	3,051,794	9,723,190	$9,006,511
ONFI - ON BlackRock Balanced Allocation Subaccount	897,975	(6,249,268)	(5,351,293)	2,287,605	8,851,996	57,171,680	66,023,676	62,959,988
ONFI - ON BlackRock Advantage International Equity Subaccount	805,480	(1,587,526)	(782,046)	0	3,700,432	10,575,019	14,275,451	13,493,405
ONFI - ON Foreign Subaccount (note 4)	441,564	(185,872)	255,692	0	(1,373,964)	(5,016,431)	(6,390,395)	(6,134,703)
ONFI - ON Janus Henderson Forty Subaccount	0	(656,596)	(656,596)	1,296,827	8,088,714	8,134,137	16,222,851	16,863,082
ONFI - ON Janus Henderson Venture Subaccount	81,349	(827,404)	(746,055)	1,239,398	4,694,210	14,418,530	19,112,740	19,606,083
ONFI - ON Janus Henderson Enterprise Subaccount	39,690	(642,302)	(602,612)	667,277	4,933,910	3,197,343	8,131,253	8,195,918
ONFI - ON S&P 500® Index Subaccount	1,837,097	(5,813,792)	(3,976,695)	5,073,953	26,911,347	46,268,707	73,180,054	74,277,312
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	462,300	(635,294)	(172,994)	310,738	1,235,469	(952,001)	283,468	421,212
ONFI - ON Federated High Income Bond Subaccount	1,034,366	(835,246)	199,120	0	2,624,114	111,682	2,735,796	2,934,916
ONFI - ON Nasdaq-100® Index Subaccount	325,608	(2,509,104)	(2,183,496)	9,402,609	33,204,804	36,906,938	70,111,742	77,330,855
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	398,438	(2,725,691)	(2,327,253)	0	7,336,095	26,051,196	33,387,291	31,060,038
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	0	(983,378)	(983,378)	931,683	5,042,193	18,131,835	23,174,028	23,122,333
ONFI - ON S&P MidCap 400® Index Subaccount	73,460	(587,008)	(513,548)	172,251	2,276,858	4,254,548	6,531,406	6,190,109
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	31,363	(194,231)	(162,868)	210,700	2,166,877	2,037,187	4,204,064	4,251,896
ONFI - ON Risk Managed Balanced Subaccount	1,112,588	(5,152,928)	(4,040,340)	9,189,154	20,953,307	47,225,089	68,178,396	73,327,210
ONFI - ON Federated Core Plus Bond Subaccount	0	(10)	(10)	0	(1)	209	208	198
ONFI - ON Conservative Model Subaccount (note 4)	630,887	(899,219)	(268,332)	111,093	12,153,104	(6,372,601)	5,780,503	5,623,264
ONFI - ON Moderately Conservative Model Subaccount	0	(2,780,374)	(2,780,374)	0	3,854,672	20,221,693	24,076,365	21,295,991
ONFI - ON Balanced Model Subaccount	0	(13,289,692)	(13,289,692)	0	20,073,656	116,124,073	136,197,729	122,908,037
ONFI - ON Moderate Growth Model Subaccount	0	(23,277,300)	(23,277,300)	0	29,079,150	237,382,580	266,461,730	243,184,430
ONFI - ON Growth Model Subaccount	0	(4,938,091)	(4,938,091)	0	9,243,261	60,320,531	69,563,792	64,625,701
FIDI - VIP Growth Subaccount	905	(15,803)	(14,898)	115,304	33,993	306,585	340,578	440,984
FIDI - VIP Equity-Income Subaccount	11,872	(8,344)	3,528	29,201	(80)	4,550	4,470	37,199
FIDI - VIP High Income Subaccount	862	(230)	632	0	(1,031)	620	(411)	221
FIDS - VIP Government Money Market Subaccount	381,343	(1,833,894)	(1,452,551)	0	288,208	0	288,208	(1,164,343)
FID2 - VIP Mid Cap Subaccount	835,748	(2,757,449)	(1,921,701)	0	(2,101,582)	37,892,096	35,790,514	33,868,813
FID2 - VIP Contrafund® Subaccount	357,433	(5,674,600)	(5,317,167)	2,408,100	25,538,885	89,099,111	114,637,996	111,728,929
FID2 - VIP Growth Subaccount	46,302	(1,365,412)	(1,319,110)	10,584,422	8,390,543	21,488,917	29,879,460	39,144,772
FID2 - VIP Equity-Income Subaccount	2,197,562	(1,711,354)	486,208	6,523,158	(718,042)	10,484	(707,558)	6,301,808
FID2 - VIP Real Estate Subaccount	623,216	(408,194)	215,022	1,479,415	(481,720)	(4,201,264)	(4,682,984)	(2,988,547)
FID2 - VIP Target Volatility Subaccount	3,120,918	(3,395,624)	(274,706)	6,180,500	1,976,536	9,659,495	11,636,031	17,541,825
JASI - Janus Henderson Research Subaccount	17,305	(55,292)	(37,987)	344,480	190,935	664,345	855,280	1,161,773
JASI - Janus Henderson Overseas Subaccount	12,627	(11,883)	744	0	(7,553)	148,070	140,517	141,261
JASI - Janus Henderson Global Research Subaccount	11,539	(17,298)	(5,759)	87,002	102,648	90,655	193,303	274,546
JASI - Janus Henderson Balanced Subaccount	76,223	(54,464)	21,759	69,077	174,642	244,309	418,951	509,787
JASS - Janus Henderson Research Subaccount	55,094	(326,135)	(271,041)	2,131,920	1,621,679	3,454,119	5,075,798	6,936,677
JASS - Janus Henderson Global Research Subaccount	161,029	(375,599)	(214,570)	1,643,306	1,501,014	2,106,557	3,607,571	5,036,307
JASS - Janus Henderson Balanced Subaccount	5,373,028	(4,603,302)	769,726	5,408,699	12,025,628	25,532,606	37,558,234	43,736,659
JASS - Janus Henderson Overseas Subaccount	1,366,871	(1,469,145)	(102,274)	0	(2,443,374)	19,091,355	16,647,981	16,545,707
JASS - Janus Henderson U.S. Low Volatility Subaccount	17,809,252	(12,639,058)	5,170,194	66,149,948	27,978,870	(80,234,940)	(52,256,070)	19,064,072
JASS - Janus Henderson Flexible Bond Subaccount	881,557	(452,848)	428,709	0	634,605	1,967,034	2,601,639	3,030,348
LEGI - ClearBridge Variable Dividend Strategy Subaccount	690,872	(587,760)	103,112	429,615	1,303,576	961,699	2,265,275	2,798,002
LEGI - ClearBridge Variable Large Cap Value Subaccount	1,079,980	(963,583)	116,397	8,424,141	(582,856)	(5,502,298)	(6,085,154)	2,455,384
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	20,105,553	(14,218,048)	5,887,505	0	(290,890)	(115,368,328)	(115,659,218)	(109,771,713)
LEG2 - Western Asset Core Plus VIT Subaccount	856,154	(557,501)	298,653	0	302,026	2,506,232	2,808,258	3,106,911
WFVT - Opportunity Subaccount	15,452	(46,404)	(30,952)	267,135	31,381	389,348	420,729	656,912
WFVT - Discovery Subaccount	0	(50,503)	(50,503)	335,139	132,227	1,587,478	1,719,705	2,004,341
MSVI - VIF Core Plus Fixed Income Subaccount	14,978	(11,461)	3,517	5,475	6,464	11,310	17,774	26,766
MSVI - VIF U.S. Real Estate Subaccount	31,412	(13,864)	17,548	31,185	2,452	(283,719)	(281,267)	(232,534)
MSV2 - VIF Core Plus Fixed Income Subaccount	1,870,774	(938,844)	931,930	750,559	1,169,393	1,331,081	2,500,474	4,182,963
MSV2 - VIF U.S. Real Estate Subaccount	1,387,074	(704,263)	682,811	1,546,762	(67,048)	(13,748,454)	(13,815,502)	(11,585,929)
MSV2 - VIF Growth Subaccount	0	(1,705,153)	(1,705,153)	15,256,448	23,410,591	66,210,826	89,621,417	103,172,712
GSVI - Large Cap Value Subaccount	999,600	(933,583)	66,017	1,315,523	(2,742,321)	3,088,209	345,888	1,727,428
GSVI - U.S. Equity Insights Subaccount	195,143	(301,873)	(106,730)	980,362	615,527	1,939,664	2,555,191	3,428,823
GSVI - Strategic Growth Subaccount	9,323	(136,121)	(126,798)	913,809	122,466	2,583,374	2,705,840	3,492,851
GSVS - Large Cap Value Subaccount	434,056	(470,373)	(36,317)	692,670	(1,097,487)	1,452,271	354,784	1,011,137
GSVS - U.S. Equity Insights Subaccount	95,655	(189,242)	(93,587)	642,180	4,632	1,630,402	1,635,034	2,183,627

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2020

	Investment activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain on (loss) investments	Net increase (decrease) in contract owners' equity from operations
GSVS - Strategic Growth Subaccount	0	(324,296)	(324,296)	2,123,103	59,241	6,516,207	6,575,448	8,374,255
GSVS - Global Trends Allocation Subaccount	364,657	(1,749,667)	(1,385,010)	1,887,575	729,936	1,805,668	2,535,604	3,038,169
LAZS - Emerging Markets Equity Subaccount	3,520,484	(1,700,081)	1,820,403	0	(3,662,684)	(4,185,779)	(7,848,463)	(6,028,060)
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	60,174	(405,483)	(345,309)	2,299,782	(755,225)	657,659	(97,566)	1,856,907
LAZS - International Equity Subaccount	1,997,629	(1,114,847)	882,782	2,927,035	(2,884,662)	4,678,982	1,794,320	5,604,137
LAZS - Global Dynamic Multi-Asset Subaccount	1,953,226	(4,226,835)	(2,273,609)	3,391,669	1,644,401	(5,870,800)	(4,226,399)	(3,108,339)
PRS2 - Jennison 20/20 Focus Subaccount	0	(1,017,140)	(1,017,140)	0	11,148,944	10,109,935	21,258,879	20,241,739
PRS2 - Jennison Subaccount	0	(747,353)	(747,353)	0	9,233,751	17,151,011	26,384,762	25,637,409
JPMI - Small Cap Core Subaccount	545,094	(708,782)	(163,688)	3,589,879	(1,612,538)	4,754,321	3,141,783	6,567,974
JPMI - Mid Cap Value Subaccount	2,584,627	(2,257,620)	327,007	10,783,774	1,160,560	(15,187,180)	(14,026,620)	(2,915,839)
ABVB - VPS Growth & Income Subaccount	159,221	(151,356)	7,865	664,371	(1,067,521)	(185,029)	(1,252,550)	(580,314)
ABVB - VPS Small Cap Growth Subaccount	0	(350,125)	(350,125)	2,084,050	1,726,373	9,067,175	10,793,548	12,527,473
ABVB - VPS Dynamic Asset Allocation Subaccount	3,428,813	(3,014,657)	414,156	0	3,887,187	2,516,993	6,404,180	6,818,336
ABVB - VPS Global Risk Allocation-Moderate Subaccount	1,117,028	(1,139,943)	(22,915)	2,745,564	880,491	(2,822,241)	(1,941,750)	780,899
MFSI - New Discovery Subaccount	0	(330,881)	(330,881)	2,959,868	823,357	7,483,887	8,307,244	10,936,231
MFSI - Mid Cap Growth Subaccount	0	(766,240)	(766,240)	4,991,100	2,462,187	12,707,549	15,169,736	19,394,596
MFSI - Total Return Subaccount	3,017,092	(1,886,306)	1,130,786	3,928,984	1,133,686	4,965,782	6,099,468	11,159,238
MFS2 - Massachusetts Investors Growth Stock Subaccount	49,968	(295,986)	(246,018)	2,196,795	1,608,329	647,517	2,255,846	4,206,623
PVIA - Real Return Subaccount	2,318,239	(2,166,833)	151,406	0	964,661	14,610,252	15,574,913	15,726,319
PVIA - Total Return Subaccount	8,601,436	(5,253,203)	3,348,233	4,371,155	3,665,574	15,805,810	19,471,384	27,190,772
PVIA - Global Bond Opportunities Subaccount	1,379,064	(705,142)	673,922	0	(1,332,462)	5,056,334	3,723,872	4,397,794
PVIA - CommodityRealReturn® Strategy Subaccount	836,928	(165,935)	670,993	0	(1,987,424)	1,305,831	(681,593)	(10,600)
PVIA - Global Diversified Allocation Subaccount	22,734,725	(9,515,463)	13,219,262	50,328,652	1,387,789	(47,669,571)	(46,281,782)	17,266,132
PVIA - Short-Term Subaccount	882,393	(884,675)	(2,282)	0	(37,724)	664,173	626,449	624,167
PVIA - Low Duration Subaccount	427,408	(461,214)	(33,806)	0	175,888	469,241	645,129	611,323
CALI - VP S&P 500 Index Subaccount	2,646	(1,891)	755	5,212	4,159	15,817	19,976	25,943
BNYS - Appreciation Subaccount	125,268	(302,845)	(177,577)	1,849,177	424,530	2,798,431	3,222,961	4,894,561
ROYI - Small-Cap Subaccount	1,009,925	(1,263,951)	(254,026)	1,837,855	(8,278,830)	(2,588,590)	(10,867,420)	(9,283,591)
ROYI - Micro-Cap Subaccount	0	(593,139)	(593,139)	712,987	(1,410,791)	11,308,495	9,897,704	10,017,552
AIMI - Invesco V.I. Comstock Series I Subaccount	540	(198)	342	593	(163)	(1,498)	(1,661)	(726)
AIMI - Invesco V.I. International Growth Series II Subaccount	1,256,210	(731,616)	524,594	1,369,313	496,745	5,167,425	5,664,170	7,558,077
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	29,799,379	(5,203,722)	24,595,657	19,906,655	(6,964,535)	(6,770,527)	(13,735,062)	30,767,250
NBAS - AMT Mid Cap Intrinsic Value Subaccount	250,742	(446,629)	(195,887)	0	(766,440)	1,047,939	281,499	85,612
FRT2 - Franklin Income VIP Subaccount	3,901,435	(866,151)	3,035,284	55,262	(875,626)	(3,428,768)	(4,304,394)	(1,213,848)
FRT2 - Franklin Flex Cap Growth VIP Subaccount	0	(242,668)	(242,668)	1,108,956	317,084	5,547,781	5,864,865	6,731,153
FRT2 - Templeton Foreign VIP Subaccount	1,243,262	(473,810)	769,452	0	(1,590,892)	(1,062,765)	(2,653,657)	(1,884,205)
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2,098,380	(2,372,190)	(273,810)	0	7,725,131	17,539,410	25,264,541	24,990,731
FRT4 - Franklin Income VIP Subaccount	4,487,073	(988,922)	3,498,151	64,608	(1,117,372)	(3,669,439)	(4,786,811)	(1,224,052)
FRT4 - Franklin Flex Cap Growth VIP Subaccount	0	(324,956)	(324,956)	1,699,298	848,997	7,519,385	8,368,382	9,742,724
FRT4 - Templeton Foreign VIP Subaccount	2,044,322	(806,726)	1,237,596	0	(1,627,520)	(1,358,728)	(2,986,248)	(1,748,652)
FRT4 - Franklin Allocation VIP Subaccount	413,952	(383,713)	30,239	7,976,447	(843,668)	(4,158,313)	(5,001,981)	3,004,705
FEDS - Kaufmann Fund II Service Shares Subaccount	0	(908,053)	(908,053)	7,025,419	3,669,997	7,518,787	11,188,784	17,306,150
FEDS - Managed Volatility Fund II Primary Shares Subaccount	9,583,778	(4,938,629)	4,645,149	0	2,745,747	(10,798,612)	(8,052,865)	(3,407,716)
FEDS - Managed Volatility Fund II Service Shares Subaccount	739,846	(471,391)	268,455	0	2,100	(684,846)	(682,746)	(414,291)
IVYV - VIP Asset Strategy Subaccount	2,559,278	(1,689,420)	869,858	2,144,291	(783,705)	12,918,981	12,135,276	15,149,425
IVYV - VIP Natural Resources Subaccount	545,105	(291,015)	254,090	0	(2,934,904)	(999,206)	(3,934,110)	(3,680,020)
IVYV - VIP Science and Technology Subaccount	0	(1,297,472)	(1,297,472)	12,409,714	6,908,218	13,402,425	20,310,643	31,422,885
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	7,347,899	(4,301,507)	3,046,392	4,512,118	617,686	5,282,570	5,900,256	13,458,766
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	12,083,230	(7,085,269)	4,997,961	4,549,354	1,861,058	9,994,081	11,855,139	21,402,454
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	9,933,651	(6,347,716)	3,585,935	0	1,130,584	10,545,425	11,676,009	15,261,944
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	1,060,829	(655,571)	405,258	683,012	(169,234)	1,045,008	875,774	1,964,044
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	1,838,859	(1,127,974)	710,885	727,564	(77,305)	2,140,633	2,063,328	3,501,777
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	979,976	(638,890)	341,086	0	(321,591)	1,730,628	1,409,037	1,750,123

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Equity Subaccount (note 4)	ONFI - ON Bond Subaccount	ONFI - ON Bond Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$20,132	$(716,679)	$1,106,915	$(5,351,293)	$282,983
Reinvested capital gains	14,859,169	0	0	2,287,605	20,597,954
Realized gain (loss)	17,954,161	6,671,396	4,489,664	8,851,996	3,467,989
Unrealized gain (loss)	(15,875,730)	3,051,794	9,626,650	57,171,680	23,429,950
Net increase (decrease) in contract owners' equity from operations	16,957,732	9,006,511	15,223,229	62,959,988	47,778,876
Equity transactions:
Contract purchase payments (note 1)	265,666	417,975	256,192	1,253,704	552,889
Extra credit fund deposit (note 1)	1,373	628	938	2,218	382
Transfers (to) and from other subaccounts	(117,795,800)	11,471,546	4,708,001	(18,314,650)	441,923,460
Transfers (to) and from fixed dollar contract	(79,402)	(263,064)	(378,494)	(1,250,699)	(236,935)
Withdrawals and surrenders	(8,037,710)	(7,699,998)	(12,672,737)	(33,446,730)	(17,349,125)
Surrender charges (note 2)	(13,400)	(7,281)	(24,435)	(187,535)	(113,522)
Annual contract charges (note 2)	(750,421)	(1,324,990)	(1,324,185)	(6,098,582)	(2,623,686)
Annuity and death benefit payments	(3,732,189)	(5,341,340)	(5,059,785)	(14,733,544)	(5,944,265)
Net equity transactions	(130,141,883)	(2,746,524)	(14,494,505)	(72,775,818)	416,209,198
Net change in contract owners' equity	(113,184,151)	6,259,987	728,724	(9,815,830)	463,988,074
Contract owners' equity:
Beginning of period	113,184,151	122,765,928	122,037,204	503,684,011	39,695,937
End of period	$0	$129,025,915	$122,765,928	$493,868,181	$503,684,011

Change in units:
Beginning units	7,956,835	5,979,272	6,730,595	23,328,279	2,299,690
Units purchased	69,735	1,795,759	750,779	2,014,986	22,909,257
Units redeemed	(8,026,570)	(1,963,275)	(1,502,102)	(5,330,492)	(1,880,668)
Ending units	0	5,811,756	5,979,272	20,012,773	23,328,279

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON Capital Appreciation Subaccount (note 4)	ONFI - ON Foreign Subaccount (note 4)	ONFI - ON Foreign Subaccount (note 4)
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(782,046)	$442,311	$(63,161)	$255,692	$90,522
Reinvested capital gains	0	0	1,010,553	0	0
Realized gain (loss)	3,700,432	4,577,120	15,921,435	(1,373,964)	1,200,534
Unrealized gain (loss)	10,575,019	15,427,861	(11,544,848)	(5,016,431)	2,432,637
Net increase (decrease) in contract owners' equity from operations	13,493,405	20,447,292	5,323,979	(6,134,703)	3,723,693
Equity transactions:
Contract purchase payments (note 1)	247,850	301,213	136,542	18,569	200,661
Extra credit fund deposit (note 1)	2,620	1,725	530	87	454
Transfers (to) and from other subaccounts	32,276,230	(102,898)	(68,976,151)	(33,461,232)	(1,584,727)
Transfers (to) and from fixed dollar contract	(425,382)	56,383	(8,942)	(4,399)	(31,318)
Withdrawals and surrenders	(5,035,073)	(8,909,175)	(4,862,750)	(596,575)	(4,445,397)
Surrender charges (note 2)	(2,583)	(5,768)	(2,381)	(1,047)	(3,058)
Annual contract charges (note 2)	(1,416,689)	(1,301,011)	(432,137)	(208,663)	(489,451)
Annuity and death benefit payments	(6,639,239)	(6,066,133)	(2,028,752)	(476,127)	(1,599,650)
Net equity transactions	19,007,734	(16,025,664)	(76,174,041)	(34,729,387)	(7,952,486)
Net change in contract owners' equity	32,501,139	4,421,628	(70,850,062)	(40,864,090)	(4,228,793)
Contract owners' equity:
Beginning of period	117,148,838	112,727,210	70,850,062	40,864,090	45,092,883
End of period	$149,649,977	$117,148,838	$0	$0	$40,864,090

Change in units:
Beginning units	9,223,806	10,590,914	2,091,687	2,106,234	2,528,491
Units purchased	4,007,383	533,103	51,209	91,811	141,361
Units redeemed	(2,059,044)	(1,900,211)	(2,142,896)	(2,198,045)	(563,618)
Ending units	11,172,145	9,223,806	0	0	2,106,234

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(656,596)	$(615,621)	$(746,055)	$(850,108)	$(602,612)	$(688,275)
Reinvested capital gains	1,296,827	4,095,300	1,239,398	10,150,907	667,277	2,624,644
Realized gain (loss)	8,088,714	5,007,023	4,694,210	5,084,809	4,933,910	6,070,961
Unrealized gain (loss)	8,134,137	5,680,367	14,418,530	1,822,904	3,197,343	7,632,270
Net increase (decrease) in contract owners' equity from operations	16,863,082	14,167,069	19,606,083	16,208,512	8,195,918	15,639,600
Equity transactions:
Contract purchase payments (note 1)	520,412	603,761	400,544	207,711	187,478	211,261
Extra credit fund deposit (note 1)	2,181	5,138	2,645	49	240	341
Transfers (to) and from other subaccounts	(5,610,584)	988,718	(5,142,172)	838,141	(3,175,762)	(844,807)
Transfers (to) and from fixed dollar contract	(3,069,462)	(1,450,473)	(694,747)	(450,218)	(69,561)	(199,749)
Withdrawals and surrenders	(3,562,845)	(4,351,674)	(5,695,662)	(7,208,474)	(3,309,285)	(6,542,626)
Surrender charges (note 2)	(2,847)	(18,158)	(8,085)	(4,982)	(8,089)	(7,419)
Annual contract charges (note 2)	(509,417)	(482,233)	(608,840)	(614,482)	(451,305)	(478,101)
Annuity and death benefit payments	(1,507,526)	(1,611,165)	(1,778,385)	(2,094,453)	(1,670,387)	(1,889,740)
Net equity transactions	(13,740,088)	(6,316,086)	(13,524,702)	(9,326,708)	(8,496,671)	(9,750,840)
Net change in contract owners' equity	3,122,994	7,850,983	6,081,381	6,881,804	(300,753)	5,888,760
Contract owners' equity:
Beginning of period	53,066,610	45,215,627	70,842,911	63,961,107	55,010,721	49,121,961
End of period	$56,189,604	$53,066,610	$76,924,292	$70,842,911	$54,709,968	$55,010,721

Change in units:
Beginning units	2,454,905	2,774,464	3,149,511	3,608,993	1,484,624	1,788,961
Units purchased	225,400	334,449	320,211	281,122	71,620	74,029
Units redeemed	(785,554)	(654,008)	(878,969)	(740,604)	(303,376)	(378,366)
Ending units	1,894,751	2,454,905	2,590,753	3,149,511	1,252,868	1,484,624

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON S&P 500® Index Subaccount	ONFI - ON S&P 500® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON Federated High Income Bond Subaccount	ONFI - ON Federated High Income Bond Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(3,976,695)	$106,085	$(172,994)	$1,001,616	$199,120	$2,135,723
Reinvested capital gains	5,073,953	39,844,780	310,738	594,276	0	0
Realized gain (loss)	26,911,347	31,890,415	1,235,469	3,412,235	2,624,114	4,536,646
Unrealized gain (loss)	46,268,707	46,977,582	(952,001)	4,818,811	111,682	3,066,853
Net increase (decrease) in contract owners' equity from operations	74,277,312	118,818,862	421,212	9,826,938	2,934,916	9,739,222
Equity transactions:
Contract purchase payments (note 1)	2,966,674	1,761,365	204,599	272,984	204,941	300,237
Extra credit fund deposit (note 1)	6,969	3,203	4,235	98	3,057	4,910
Transfers (to) and from other subaccounts	(13,220,495)	(3,589,070)	(3,083,710)	(835,494)	(2,193,726)	2,413,224
Transfers (to) and from fixed dollar contract	(2,992,431)	(1,252,986)	(215,401)	(698,625)	(1,416,127)	71,337
Withdrawals and surrenders	(21,316,667)	(49,344,793)	(1,752,982)	(6,720,332)	(3,310,158)	(8,957,732)
Surrender charges (note 2)	(97,555)	(33,728)	(1,920)	(6,440)	(11,616)	(11,003)
Annual contract charges (note 2)	(3,863,390)	(3,698,278)	(531,617)	(619,085)	(634,988)	(679,640)
Annuity and death benefit payments	(11,745,089)	(12,393,175)	(2,034,148)	(2,172,464)	(2,812,026)	(3,113,918)
Net equity transactions	(50,261,984)	(68,547,462)	(7,410,944)	(10,779,358)	(10,170,643)	(9,972,585)
Net change in contract owners' equity	24,015,328	50,271,400	(6,989,732)	(952,420)	(7,235,727)	(233,363)
Contract owners' equity:
Beginning of period	493,572,880	443,301,480	59,761,879	60,714,299	74,446,052	74,679,415
End of period	$517,588,208	$493,572,880	$52,772,147	$59,761,879	$67,210,325	$74,446,052

Change in units:
Beginning units	15,658,273	18,221,038	2,769,865	3,315,187	2,784,897	3,180,958
Units purchased	1,831,419	1,521,967	216,176	261,430	243,370	400,062
Units redeemed	(3,399,338)	(4,084,732)	(607,388)	(806,752)	(629,195)	(796,123)
Ending units	14,090,354	15,658,273	2,378,653	2,769,865	2,399,072	2,784,897

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON ClearBridge Small Cap Subaccount (note 4)	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(414,085)	$(2,183,496)	$(1,339,615)	$(2,327,253)	$(215,736)
Reinvested capital gains	3,706,287	9,402,609	24,448,578	0	0
Realized gain (loss)	12,191,322	33,204,804	19,372,744	7,336,095	5,805,334
Unrealized gain (loss)	(8,536,394)	36,906,938	13,260,865	26,051,196	27,778,278
Net increase (decrease) in contract owners' equity from operations	6,947,130	77,330,855	55,742,572	31,060,038	33,367,876
Equity transactions:
Contract purchase payments (note 1)	176,621	2,093,116	1,572,337	510,908	290,913
Extra credit fund deposit (note 1)	4,040	10,284	6,538	9,168	1,900
Transfers (to) and from other subaccounts	(63,105,236)	(31,949,346)	(10,583,780)	(13,418,454)	173,922,727
Transfers (to) and from fixed dollar contract	(35,821)	(1,840,057)	(209,821)	(1,156,313)	(226,377)
Withdrawals and surrenders	(4,804,550)	(12,135,492)	(17,590,774)	(10,896,104)	(8,475,087)
Surrender charges (note 2)	(5,083)	(39,735)	(28,643)	(9,513)	(7,297)
Annual contract charges (note 2)	(425,722)	(1,941,735)	(1,754,655)	(2,070,801)	(1,054,843)
Annuity and death benefit payments	(1,482,089)	(5,863,172)	(5,841,980)	(11,248,457)	(4,913,222)
Net equity transactions	(69,677,840)	(51,666,137)	(34,430,778)	(38,279,566)	159,538,714
Net change in contract owners' equity	(62,730,710)	25,664,718	21,311,794	(7,219,528)	192,906,590
Contract owners' equity:
Beginning of period	62,730,710	189,544,173	168,232,379	233,172,166	40,265,576
End of period	$0	$215,208,891	$189,544,173	$225,952,638	$233,172,166

Change in units:
Beginning units	1,526,310	9,690,367	11,753,536	7,480,457	1,693,445
Units purchased	62,059	1,870,170	1,331,767	171,378	6,695,914
Units redeemed	(1,588,369)	(4,017,769)	(3,394,936)	(1,408,083)	(908,902)
Ending units	0	7,542,768	9,690,367	6,243,752	7,480,457

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON ICON Balanced Subaccount (note 4)	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON S&P MidCap 400® Index Subaccount
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(983,378)	$(521,934)	$1,180,281	$(513,548)	$(198,667)
Reinvested capital gains	931,683	634,559	0	172,251	0
Realized gain (loss)	5,042,193	3,345,280	56,573,818	2,276,858	2,554,050
Unrealized gain (loss)	18,131,835	11,171,385	(15,316,120)	4,254,548	8,244,830
Net increase (decrease) in contract owners' equity from operations	23,122,333	14,629,290	42,437,979	6,190,109	10,600,213
Equity transactions:
Contract purchase payments (note 1)	419,308	73,030	533,532	385,504	80,953
Extra credit fund deposit (note 1)	3,015	396	1,681	2,836	138
Transfers (to) and from other subaccounts	(11,779,829)	56,804,322	(443,938,954)	541,711	3,768,989
Transfers (to) and from fixed dollar contract	(372,475)	(119,421)	(222,763)	(465,142)	(4,965)
Withdrawals and surrenders	(3,660,713)	(3,307,426)	(29,706,088)	(2,426,514)	(6,347,731)
Surrender charges (note 2)	(9,485)	(10,242)	(183,555)	(1,743)	(18,903)
Annual contract charges (note 2)	(814,861)	(483,574)	(3,555,264)	(601,709)	(615,551)
Annuity and death benefit payments	(3,700,013)	(1,864,064)	(7,263,382)	(2,352,230)	(2,392,530)
Net equity transactions	(19,915,053)	51,093,021	(484,334,793)	(4,917,287)	(5,529,600)
Net change in contract owners' equity	3,207,280	65,722,311	(441,896,814)	1,272,822	5,070,613
Contract owners' equity:
Beginning of period	87,111,204	21,388,893	441,896,814	51,609,562	46,538,949
End of period	$90,318,484	$87,111,204	$0	$52,882,384	$51,609,562

Change in units:
Beginning units	3,409,099	1,112,891	26,655,662	2,775,998	3,116,309
Units purchased	163,779	2,871,914	699,410	430,203	393,073
Units redeemed	(909,275)	(575,706)	(27,355,072)	(673,693)	(733,384)
Ending units	2,663,603	3,409,099	0	2,532,508	2,775,998

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Risk Managed Balanced Subaccount	ONFI - ON Federated Core Plus Bond Subaccount
	2020	2019	2020	2019	12-04-2020 - 12-31-2020
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(162,868)	$(124,284)	$(4,040,340)	$(843,031)	$(10)
Reinvested capital gains	210,700	455,507	9,189,154	28,095,731	0
Realized gain (loss)	2,166,877	1,555,968	20,953,307	14,778,493	(1)
Unrealized gain (loss)	2,037,187	2,758,595	47,225,089	35,122,267	209
Net increase (decrease) in contract owners' equity from operations	4,251,896	4,645,786	73,327,210	77,153,460	198
Equity transactions:
Contract purchase payments (note 1)	20,005	50,567	1,077,999	950,770	0
Extra credit fund deposit (note 1)	582	811	4,467	1,091	0
Transfers (to) and from other subaccounts	(292,824)	(1,023,861)	5,359,500	16,167,676	57,000
Transfers (to) and from fixed dollar contract	(177,352)	(18,644)	72,285	218,335	0
Withdrawals and surrenders	(893,785)	(1,458,220)	(26,660,969)	(27,963,910)	0
Surrender charges (note 2)	(406)	(977)	(171,175)	(313,126)	0
Annual contract charges (note 2)	(159,960)	(165,531)	(4,908,284)	(4,547,440)	0
Annuity and death benefit payments	(469,311)	(726,689)	(9,639,104)	(7,300,352)	0
Net equity transactions	(1,973,051)	(3,342,544)	(34,865,281)	(22,786,956)	57,000
Net change in contract owners' equity	2,278,845	1,303,242	38,461,929	54,366,504	57,198
Contract owners' equity:
Beginning of period	15,057,212	13,753,970	391,622,195	337,255,691	0
End of period	$17,336,057	$15,057,212	$430,084,124	$391,622,195	$57,198

Change in units:
Beginning units	601,030	752,037	26,043,977	27,722,497	0
Units purchased	138,994	85,429	3,228,363	3,183,448	5,685
Units redeemed	(216,412)	(236,436)	(5,558,882)	(4,861,968)	0
Ending units	523,612	601,030	23,713,458	26,043,977	5,685

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Conservative Model Subaccount (note 4)	ONFI - ON Conservative Model Subaccount (note 4)	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Moderately Conservative Model Subaccount	ONFI - ON Balanced Model Subaccount	ONFI - ON Balanced Model Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(268,332)	$523,828	$(2,780,374)	$1,074,470	$(13,289,692)	$1,052,257
Reinvested capital gains	111,093	755,831	0	3,524,313	0	24,896,563
Realized gain (loss)	12,153,104	1,784,669	3,854,672	5,111,206	20,073,656	21,673,971
Unrealized gain (loss)	(6,372,601)	5,404,231	20,221,693	22,780,339	116,124,073	138,480,753
Net increase (decrease) in contract owners' equity from operations	5,623,264	8,468,559	21,295,991	32,490,328	122,908,037	186,103,544
Equity transactions:
Contract purchase payments (note 1)	153,436	78,847	244,255	377,967	1,544,306	1,742,974
Extra credit fund deposit (note 1)	881	0	1,546	850	2,053	4,234
Transfers (to) and from other subaccounts	(68,900,257)	6,474,454	84,297,155	3,994,952	15,787,434	(7,132,519)
Transfers (to) and from fixed dollar contract	(1,022,163)	(67,996)	(5,018,038)	407,460	(3,374,597)	(2,589,517)
Withdrawals and surrenders	(5,925,150)	(13,880,366)	(9,958,570)	(36,027,214)	(47,020,163)	(148,604,678)
Surrender charges (note 2)	(5,492)	(2,617)	(7,114)	(18,280)	(41,169)	(115,425)
Annual contract charges (note 2)	(1,037,415)	(1,093,738)	(3,117,701)	(3,257,005)	(15,402,235)	(15,903,049)
Annuity and death benefit payments	(3,578,277)	(4,265,069)	(9,950,776)	(12,001,317)	(56,693,756)	(50,610,004)
Net equity transactions	(80,314,437)	(12,756,485)	56,490,757	(46,522,587)	(105,198,127)	(223,207,984)
Net change in contract owners' equity	(74,691,173)	(4,287,926)	77,786,748	(14,032,259)	17,709,910	(37,104,440)
Contract owners' equity:
Beginning of period	74,691,173	78,979,099	223,069,849	237,102,108	1,108,382,681	1,145,487,121
End of period	$0	$74,691,173	$300,856,597	$223,069,849	$1,126,092,591	$1,108,382,681

Change in units:
Beginning units	6,695,543	7,912,911	19,643,384	24,046,874	96,454,325	117,600,491
Units purchased	1,287,901	1,107,008	7,377,054	1,399,400	3,075,616	1,675,815
Units redeemed	(7,983,444)	(2,324,376)	(2,949,221)	(5,802,890)	(12,327,005)	(22,821,981)
Ending units	0	6,695,543	24,071,217	19,643,384	87,202,936	96,454,325

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Moderate Growth Model Subaccount	ONFI - ON Growth Model Subaccount	ONFI - ON Growth Model Subaccount	FIDI - VIP Growth Subaccount	FIDI - VIP Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(23,277,300)	$(5,257,486)	$(4,938,091)	$(2,266,590)	$(14,898)	$(11,332)
Reinvested capital gains	0	86,209,762	0	15,362,153	115,304	67,769
Realized gain (loss)	29,079,150	37,121,162	9,243,261	9,295,581	33,993	59,625
Unrealized gain (loss)	237,382,580	273,791,143	60,320,531	73,479,277	306,585	184,938
Net increase (decrease) in contract owners' equity from operations	243,184,430	391,864,581	64,625,701	95,870,421	440,984	301,000
Equity transactions:
Contract purchase payments (note 1)	2,586,382	4,986,295	1,500,806	1,902,422	1,678	1,378
Extra credit fund deposit (note 1)	2,933	2,483	1,446	5,264	0	0
Transfers (to) and from other subaccounts	(43,504,106)	(36,706,063)	(18,069,597)	(7,466,527)	264	(142)
Transfers (to) and from fixed dollar contract	(109,391)	(8,031,202)	222,963	(2,537,065)	0	0
Withdrawals and surrenders	(79,667,895)	(234,488,413)	(16,815,614)	(55,152,533)	(51,049)	(133,042)
Surrender charges (note 2)	(69,176)	(87,647)	(71,446)	(14,578)	(48)	(102)
Annual contract charges (note 2)	(27,292,833)	(28,171,462)	(5,453,521)	(5,599,043)	(603)	(607)
Annuity and death benefit payments	(68,804,383)	(74,612,663)	(17,251,377)	(17,268,065)	(25,198)	(21,754)
Net equity transactions	(216,858,469)	(377,108,672)	(55,936,340)	(86,130,125)	(74,956)	(154,269)
Net change in contract owners' equity	26,325,961	14,755,909	8,689,361	9,740,296	366,028	146,731
Contract owners' equity:
Beginning of period	1,958,899,630	1,944,143,721	433,456,101	423,715,805	1,115,432	968,701
End of period	$1,985,225,591	$1,958,899,630	$442,145,462	$433,456,101	$1,481,460	$1,115,432

Change in units:
Beginning units	165,228,625	200,461,126	36,006,071	43,969,073	21,344	24,578
Units purchased	1,422,832	1,568,988	509,294	735,407	43	29
Units redeemed	(20,108,437)	(36,801,489)	(5,192,020)	(8,698,409)	(1,429)	(3,263)
Ending units	146,543,020	165,228,625	31,323,345	36,006,071	19,958	21,344

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FIDI - VIP Equity-Income Subaccount	FIDI - VIP Equity-Income Subaccount	FIDI - VIP High Income Subaccount	FIDI - VIP High Income Subaccount	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$3,528	$4,919	$632	$871	$(1,452,551)	$821,819
Reinvested capital gains	29,201	46,402	0	0	0	0
Realized gain (loss)	(80)	(3,147)	(1,031)	(2,338)	288,208	76,152
Unrealized gain (loss)	4,550	108,864	620	4,626	0	0
Net increase (decrease) in contract owners' equity from operations	37,199	157,038	221	3,159	(1,164,343)	897,971
Equity transactions:
Contract purchase payments (note 1)	2,316	2,316	0	0	10,428,137	12,385,423
Extra credit fund deposit (note 1)	0	0	0	0	6,447	4,610
Transfers (to) and from other subaccounts	0	0	0	0	111,646,303	86,325,088
Transfers (to) and from fixed dollar contract	0	0	0	0	(1,226,839)	1,769,203
Withdrawals and surrenders	(5,207)	(107,428)	(3,440)	(7,601)	(66,616,448)	(92,735,562)
Surrender charges (note 2)	(8)	(36)	0	(11)	(128,473)	(106,390)
Annual contract charges (note 2)	(213)	(269)	(23)	(25)	(1,677,512)	(1,610,177)
Annuity and death benefit payments	(4,113)	(3,950)	(935)	(983)	(10,806,182)	(12,578,837)
Net equity transactions	(7,225)	(109,367)	(4,398)	(8,620)	41,625,433	(6,546,642)
Net change in contract owners' equity	29,974	47,671	(4,177)	(5,461)	40,461,090	(5,648,671)
Contract owners' equity:
Beginning of period	705,477	657,806	21,989	27,450	132,705,425	138,354,096
End of period	$735,451	$705,477	$17,812	$21,989	$173,166,515	$132,705,425

Change in units:
Beginning units	18,523	21,729	1,012	1,435	11,865,260	12,513,322
Units purchased	67	67	0	0	19,733,317	14,513,748
Units redeemed	(255)	(3,273)	(204)	(423)	(15,925,273)	(15,161,810)
Ending units	18,335	18,523	808	1,012	15,673,304	11,865,260

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,921,701)	$(1,550,970)	$(5,317,167)	$(4,524,533)	$(1,319,110)	$(1,193,340)
Reinvested capital gains	0	27,974,381	2,408,100	50,318,126	10,584,422	6,490,222
Realized gain (loss)	(2,101,582)	(2,344,643)	25,538,885	9,728,864	8,390,543	3,113,686
Unrealized gain (loss)	37,892,096	23,912,921	89,099,111	53,673,011	21,488,917	19,355,466
Net increase (decrease) in contract owners' equity from operations	33,868,813	47,991,689	111,728,929	109,195,468	39,144,772	27,766,034
Equity transactions:
Contract purchase payments (note 1)	1,266,166	511,344	999,612	1,033,807	434,817	296,514
Extra credit fund deposit (note 1)	4,054	2,682	12,167	8,136	3,769	3,406
Transfers (to) and from other subaccounts	(14,758,215)	(4,727,466)	(23,719,995)	(6,357,008)	(9,647,364)	(3,275,627)
Transfers (to) and from fixed dollar contract	(1,380,174)	(983,730)	(1,598,849)	(335,440)	(392,658)	63,722
Withdrawals and surrenders	(10,553,213)	(27,970,083)	(25,779,200)	(45,179,942)	(6,593,988)	(11,255,457)
Surrender charges (note 2)	(15,897)	(16,975)	(21,233)	(34,155)	(11,351)	(40,861)
Annual contract charges (note 2)	(2,237,789)	(2,487,518)	(4,700,716)	(4,449,664)	(994,525)	(937,742)
Annuity and death benefit payments	(8,671,372)	(8,820,009)	(18,933,629)	(15,159,947)	(4,007,239)	(3,583,163)
Net equity transactions	(36,346,440)	(44,491,755)	(73,741,843)	(70,474,213)	(21,208,539)	(18,729,208)
Net change in contract owners' equity	(2,477,627)	3,499,934	37,987,086	38,721,255	17,936,233	9,036,826
Contract owners' equity:
Beginning of period	242,329,636	238,829,702	437,079,323	398,358,068	104,210,829	95,174,003
End of period	$239,852,009	$242,329,636	$475,066,409	$437,079,323	$122,147,062	$104,210,829

Change in units:
Beginning units	5,763,099	6,871,779	14,154,526	16,721,749	4,794,873	5,829,959
Units purchased	428,178	324,970	785,254	721,507	637,910	597,798
Units redeemed	(1,297,131)	(1,433,650)	(2,983,792)	(3,288,730)	(1,470,233)	(1,632,884)
Ending units	4,894,146	5,763,099	11,955,988	14,154,526	3,962,550	4,794,873

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	FID2 - VIP Target Volatility Subaccount	FID2 - VIP Target Volatility Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$486,208	$784,929	$215,022	$90,323	$(274,706)	$(55,428)
Reinvested capital gains	6,523,158	10,046,829	1,479,415	820,836	6,180,500	6,820,495
Realized gain (loss)	(718,042)	257,795	(481,720)	837,544	1,976,536	493,044
Unrealized gain (loss)	10,484	22,742,633	(4,201,264)	5,661,514	9,659,495	35,828,769
Net increase (decrease) in contract owners' equity from operations	6,301,808	33,832,186	(2,988,547)	7,410,217	17,541,825	43,086,880
Equity transactions:
Contract purchase payments (note 1)	679,077	164,866	320,619	75,075	760,426	897,679
Extra credit fund deposit (note 1)	1,742	267	4,149	703	503	647
Transfers (to) and from other subaccounts	(591,723)	(1,132,173)	(274,621)	1,817,672	(13,661,781)	(3,369,995)
Transfers (to) and from fixed dollar contract	(190,104)	(38,611)	(216,963)	(36,268)	24,221	621,004
Withdrawals and surrenders	(5,297,629)	(13,363,965)	(1,734,564)	(5,251,716)	(15,641,238)	(19,076,855)
Surrender charges (note 2)	(2,613)	(10,747)	(2,776)	(12,161)	(99,012)	(144,549)
Annual contract charges (note 2)	(1,624,802)	(1,771,789)	(340,801)	(403,343)	(3,322,561)	(3,414,307)
Annuity and death benefit payments	(6,427,952)	(6,649,605)	(1,283,708)	(1,205,987)	(6,069,495)	(6,703,285)
Net equity transactions	(13,454,004)	(22,801,757)	(3,528,665)	(5,016,025)	(38,008,937)	(31,189,661)
Net change in contract owners' equity	(7,152,196)	11,030,429	(6,517,212)	2,394,192	(20,467,112)	11,897,219
Contract owners' equity:
Beginning of period	153,830,487	142,800,058	38,612,122	36,217,930	277,316,232	265,419,013
End of period	$146,678,291	$153,830,487	$32,094,910	$38,612,122	$256,849,120	$277,316,232

Change in units:
Beginning units	5,993,995	6,982,348	2,094,535	2,385,981	18,623,615	20,879,226
Units purchased	410,615	296,933	296,138	309,908	529,942	885,382
Units redeemed	(975,897)	(1,285,286)	(503,293)	(601,354)	(3,115,381)	(3,140,993)
Ending units	5,428,713	5,993,995	1,887,380	2,094,535	16,038,176	18,623,615

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASI - Janus Henderson Research Subaccount	JASI - Janus Henderson Research Subaccount	JASI - Janus Henderson Overseas Subaccount	JASI - Janus Henderson Overseas Subaccount	JASI - Janus Henderson Global Research Subaccount	JASI - Janus Henderson Global Research Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(37,987)	$(31,943)	$744	$5,855	$(5,759)	$(5,209)
Reinvested capital gains	344,480	401,790	0	0	87,002	95,845
Realized gain (loss)	190,935	74,917	(7,553)	(8,928)	102,648	116,462
Unrealized gain (loss)	664,345	671,576	148,070	214,570	90,655	202,440
Net increase (decrease) in contract owners' equity from operations	1,161,773	1,116,340	141,261	211,497	274,546	409,538
Equity transactions:
Contract purchase payments (note 1)	84,205	37,202	0	0	35,848	4,577
Extra credit fund deposit (note 1)	4	3	0	0	0	0
Transfers (to) and from other subaccounts	(109,038)	(7,984)	(16,187)	(27,627)	(33,945)	(125,636)
Transfers (to) and from fixed dollar contract	(26,794)	(3,097)	(21,380)	12,861	(7,429)	(4,459)
Withdrawals and surrenders	(397,149)	(191,206)	(23,228)	(5,818)	(184,894)	(109,068)
Surrender charges (note 2)	(1,501)	(185)	(13)	(15)	(1,576)	(228)
Annual contract charges (note 2)	(6,084)	(5,833)	(4,698)	(4,752)	(2,301)	(2,657)
Annuity and death benefit payments	(174,747)	(66,563)	(9,020)	(11,414)	(31,383)	(67,041)
Net equity transactions	(631,104)	(237,663)	(74,526)	(36,765)	(225,680)	(304,512)
Net change in contract owners' equity	530,669	878,677	66,735	174,732	48,866	105,026
Contract owners' equity:
Beginning of period	4,271,978	3,393,301	1,011,635	836,903	1,722,134	1,617,108
End of period	$4,802,647	$4,271,978	$1,078,370	$1,011,635	$1,771,000	$1,722,134

Change in units:
Beginning units	145,857	155,083	37,739	39,207	84,746	102,227
Units purchased	2,210	2,250	1,237	1,201	1,413	342
Units redeemed	(22,738)	(11,476)	(3,926)	(2,669)	(13,670)	(17,823)
Ending units	125,329	145,857	35,050	37,739	72,489	84,746

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASI - Janus Henderson Balanced Subaccount	JASI - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$21,759	$7,380	$(271,041)	$(241,495)	$(214,570)	$(135,095)
Reinvested capital gains	69,077	120,615	2,131,920	2,593,974	1,643,306	1,844,041
Realized gain (loss)	174,642	209,146	1,621,679	1,224,351	1,501,014	1,598,013
Unrealized gain (loss)	244,309	495,200	3,454,119	3,525,838	2,106,557	3,967,221
Net increase (decrease) in contract owners' equity from operations	509,787	832,341	6,936,677	7,102,668	5,036,307	7,274,180
Equity transactions:
Contract purchase payments (note 1)	37,578	57,734	65,066	32,934	119,560	63,840
Extra credit fund deposit (note 1)	11	8	408	157	149	0
Transfers (to) and from other subaccounts	8,778	(65,427)	(2,076,399)	(198,928)	(1,225,859)	(1,367,154)
Transfers (to) and from fixed dollar contract	(84,399)	(68,421)	(14,917)	(108,936)	(115,044)	60,224
Withdrawals and surrenders	(344,432)	(324,291)	(1,471,575)	(2,397,578)	(1,435,635)	(3,483,246)
Surrender charges (note 2)	(456)	(1,005)	(2,478)	(2,677)	(4,197)	(2,609)
Annual contract charges (note 2)	(5,328)	(5,701)	(269,658)	(254,865)	(293,242)	(304,540)
Annuity and death benefit payments	(155,704)	(242,675)	(971,548)	(995,929)	(995,519)	(913,033)
Net equity transactions	(543,952)	(649,778)	(4,741,101)	(3,925,822)	(3,949,787)	(5,946,518)
Net change in contract owners' equity	(34,165)	182,563	2,195,576	3,176,846	1,086,520	1,327,662
Contract owners' equity:
Beginning of period	4,496,217	4,313,654	26,186,995	23,010,149	31,209,169	29,881,507
End of period	$4,462,052	$4,496,217	$28,382,571	$26,186,995	$32,295,689	$31,209,169

Change in units:
Beginning units	111,243	131,428	1,496,950	1,758,699	2,459,764	3,003,268
Units purchased	603	2,146	82,766	88,002	290,020	130,875
Units redeemed	(15,195)	(22,331)	(338,589)	(349,751)	(608,512)	(674,379)
Ending units	96,651	111,243	1,241,127	1,496,950	2,141,272	2,459,764

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson U.S. Low Volatility Subaccount	JASS - Janus Henderson U.S. Low Volatility Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$769,726	$1,239,199	$(102,274)	$636,581	$5,170,194	$2,899,956
Reinvested capital gains	5,408,699	8,608,163	0	0	66,149,948	40,132,146
Realized gain (loss)	12,025,628	8,021,722	(2,443,374)	(6,814,838)	27,978,870	43,602,221
Unrealized gain (loss)	25,532,606	44,623,729	19,091,355	34,690,874	(80,234,940)	151,420,055
Net increase (decrease) in contract owners' equity from operations	43,736,659	62,492,813	16,545,707	28,512,617	19,064,072	238,054,378
Equity transactions:
Contract purchase payments (note 1)	998,483	1,021,858	282,535	202,603	2,012,975	2,244,322
Extra credit fund deposit (note 1)	4,517	3,151	5,155	2,085	5,188	3,547
Transfers (to) and from other subaccounts	16,735,109	44,972,559	(5,007,423)	(5,211,052)	(12,021,123)	(41,019,454)
Transfers (to) and from fixed dollar contract	(950,268)	1,268,846	(740,732)	(282,746)	(911,461)	(537,335)
Withdrawals and surrenders	(21,721,845)	(35,023,338)	(4,909,888)	(13,528,741)	(60,641,565)	(93,915,605)
Surrender charges (note 2)	(110,805)	(229,225)	(3,875)	(9,367)	(370,973)	(619,352)
Annual contract charges (note 2)	(4,101,760)	(3,700,819)	(1,593,482)	(1,705,964)	(12,328,892)	(12,879,550)
Annuity and death benefit payments	(12,147,241)	(9,659,141)	(6,371,663)	(6,009,091)	(24,776,810)	(22,123,718)
Net equity transactions	(21,293,810)	(1,346,109)	(18,339,373)	(26,542,273)	(109,032,661)	(168,847,145)
Net change in contract owners' equity	22,442,849	61,146,704	(1,793,666)	1,970,344	(89,968,589)	69,207,233
Contract owners' equity:
Beginning of period	365,825,098	304,678,394	128,064,146	126,093,802	1,031,232,203	962,024,970
End of period	$388,267,947	$365,825,098	$126,270,480	$128,064,146	$941,263,614	$1,031,232,203

Change in units:
Beginning units	13,594,398	13,684,140	9,502,033	11,675,138	48,370,425	57,058,389
Units purchased	1,961,827	2,654,851	911,266	839,815	3,441,055	2,753,051
Units redeemed	(2,762,479)	(2,744,593)	(2,240,334)	(3,012,920)	(8,596,871)	(11,441,015)
Ending units	12,793,746	13,594,398	8,172,965	9,502,033	43,214,609	48,370,425

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASS - Janus Henderson Flexible Bond Subaccount	JASS - Janus Henderson Flexible Bond Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$428,709	$547,146	$103,112	$114,217	$116,397	$396,256
Reinvested capital gains	0	0	429,615	3,742,250	8,424,141	5,193,379
Realized gain (loss)	634,605	(35,060)	1,303,576	1,848,930	(582,856)	797,420
Unrealized gain (loss)	1,967,034	1,987,278	961,699	6,801,595	(5,502,298)	13,200,782
Net increase (decrease) in contract owners' equity from operations	3,030,348	2,499,364	2,798,002	12,506,992	2,455,384	19,587,837
Equity transactions:
Contract purchase payments (note 1)	124,432	95,450	268,289	158,320	208,786	248,943
Extra credit fund deposit (note 1)	14	2	3,879	3,631	15	36
Transfers (to) and from other subaccounts	6,591,204	3,878,856	319,636	1,859,718	2,082,041	1,520,344
Transfers (to) and from fixed dollar contract	(20,012)	49,934	(129,957)	(134,143)	(248,858)	56,820
Withdrawals and surrenders	(2,513,012)	(2,750,690)	(2,185,762)	(4,121,988)	(3,564,271)	(5,965,931)
Surrender charges (note 2)	(4,195)	(3,076)	(4,870)	(7,436)	(2,338)	(5,700)
Annual contract charges (note 2)	(381,497)	(317,915)	(474,761)	(473,552)	(771,072)	(814,737)
Annuity and death benefit payments	(1,078,277)	(774,236)	(1,955,901)	(1,780,330)	(2,756,234)	(2,508,546)
Net equity transactions	2,718,657	178,325	(4,159,447)	(4,495,780)	(5,051,931)	(7,468,771)
Net change in contract owners' equity	5,749,005	2,677,689	(1,361,445)	8,011,212	(2,596,547)	12,119,066
Contract owners' equity:
Beginning of period	34,708,912	32,031,223	52,071,774	44,060,562	87,176,268	75,057,202
End of period	$40,457,917	$34,708,912	$50,710,329	$52,071,774	$84,579,721	$87,176,268

Change in units:
Beginning units	3,266,770	3,254,479	1,698,585	1,875,836	2,710,961	2,976,367
Units purchased	1,408,415	574,483	216,644	204,429	293,345	291,029
Units redeemed	(1,177,019)	(562,192)	(362,599)	(381,680)	(474,751)	(556,435)
Ending units	3,498,166	3,266,770	1,552,630	1,698,585	2,529,555	2,710,961

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount	LEG2 - Western Asset Core Plus VIT Subaccount	WFVT - Opportunity Subaccount	WFVT - Opportunity Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$5,887,505	$10,678,455	$298,653	$1,267,175	$(30,952)	$(36,445)
Reinvested capital gains	0	0	0	0	267,135	407,765
Realized gain (loss)	(290,890)	11,618,879	302,026	(95,157)	31,381	34,233
Unrealized gain (loss)	(115,368,328)	138,871,780	2,506,232	2,894,634	389,348	503,708
Net increase (decrease) in contract owners' equity from operations	(109,771,713)	161,169,114	3,106,911	4,066,652	656,912	909,261
Equity transactions:
Contract purchase payments (note 1)	2,386,952	1,876,854	110,365	78,635	0	0
Extra credit fund deposit (note 1)	3,438	3,570	83	88	0	0
Transfers (to) and from other subaccounts	67,433,436	1,683,168	6,303,152	3,256,666	(36,350)	(40,170)
Transfers (to) and from fixed dollar contract	(601,049)	(866,008)	(503,357)	66,760	(758)	(67,027)
Withdrawals and surrenders	(68,369,102)	(103,545,979)	(2,174,680)	(3,883,347)	(221,337)	(84,048)
Surrender charges (note 2)	(374,691)	(651,680)	(2,193)	(4,891)	(9)	(17)
Annual contract charges (note 2)	(14,853,233)	(16,055,504)	(513,002)	(447,585)	(4,064)	(3,903)
Annuity and death benefit payments	(28,972,710)	(28,802,806)	(1,628,756)	(1,124,780)	(27,165)	(23,147)
Net equity transactions	(43,346,959)	(146,358,385)	1,591,612	(2,058,454)	(289,683)	(218,312)
Net change in contract owners' equity	(153,118,672)	14,810,729	4,698,523	2,008,198	367,229	690,949
Contract owners' equity:
Beginning of period	1,199,938,067	1,185,127,338	43,303,374	41,295,176	3,816,035	3,125,086
End of period	$1,046,819,395	$1,199,938,067	$48,001,897	$43,303,374	$4,183,264	$3,816,035

Change in units:
Beginning units	83,430,818	94,229,918	3,905,384	4,111,104	90,850	96,396
Units purchased	8,554,355	3,623,397	1,345,617	731,939	0	0
Units redeemed	(11,771,562)	(14,422,497)	(1,232,057)	(937,659)	(7,632)	(5,546)
Ending units	80,213,611	83,430,818	4,018,944	3,905,384	83,218	90,850

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	WFVT - Discovery Subaccount	WFVT - Discovery Subaccount	MSVI - VIF Core Plus Fixed Income Subaccount	MSVI - VIF Core Plus Fixed Income Subaccount	MSVI - VIF U.S. Real Estate Subaccount	MSVI - VIF U.S. Real Estate Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(50,503)	$(44,919)	$3,517	$9,439	$17,548	$9,092
Reinvested capital gains	335,139	351,141	5,475	0	31,185	54,255
Realized gain (loss)	132,227	244,302	6,464	6,503	2,452	59,018
Unrealized gain (loss)	1,587,478	520,465	11,310	22,383	(283,719)	104,675
Net increase (decrease) in contract owners' equity from operations	2,004,341	1,070,989	26,766	38,325	(232,534)	227,040
Equity transactions:
Contract purchase payments (note 1)	0	0	11,523	38,416	2,821	10,922
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(34,283)	(11,444)	108,946	33,890	74,651	(36,638)
Transfers (to) and from fixed dollar contract	(28,321)	(39,215)	0	(14,340)	(1,481)	(2,704)
Withdrawals and surrenders	(96,674)	(311,326)	(22,627)	(90,268)	(28,245)	(114,098)
Surrender charges (note 2)	(58)	(55)	(15)	(10)	(51)	(87)
Annual contract charges (note 2)	(5,210)	(4,721)	(271)	(457)	(3,211)	(3,810)
Annuity and death benefit payments	(107,891)	(269,052)	(18,433)	(14,842)	(54,365)	(29,702)
Net equity transactions	(272,437)	(635,813)	79,123	(47,611)	(9,881)	(176,117)
Net change in contract owners' equity	1,731,904	435,176	105,889	(9,286)	(242,415)	50,923
Contract owners' equity:
Beginning of period	3,475,204	3,040,028	455,697	464,983	1,391,239	1,340,316
End of period	$5,207,108	$3,475,204	$561,586	$455,697	$1,148,824	$1,391,239

Change in units:
Beginning units	74,322	88,994	17,225	21,169	26,490	30,020
Units purchased	0	0	7,492	2,205	3,035	898
Units redeemed	(5,016)	(14,672)	(3,551)	(6,149)	(2,820)	(4,428)
Ending units	69,306	74,322	21,166	17,225	26,705	26,490

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$931,930	$1,931,644	$682,811	$259,068	$(1,705,153)	$(1,214,028)
Reinvested capital gains	750,559	0	1,546,762	2,877,594	15,256,448	5,529,900
Realized gain (loss)	1,169,393	660,537	(67,048)	5,551,492	23,410,591	1,447,555
Unrealized gain (loss)	1,331,081	3,959,336	(13,748,454)	3,806,870	66,210,826	18,476,469
Net increase (decrease) in contract owners' equity from operations	4,182,963	6,551,517	(11,585,929)	12,495,024	103,172,712	24,239,896
Equity transactions:
Contract purchase payments (note 1)	93,651	85,207	249,210	218,277	857,539	454,890
Extra credit fund deposit (note 1)	324	391	2,023	2,725	10,809	8,023
Transfers (to) and from other subaccounts	2,093,445	8,151,130	5,961,361	(2,899,319)	(14,454,086)	(533,330)
Transfers (to) and from fixed dollar contract	(306,298)	(156,765)	(341,951)	(26,105)	(268,964)	(42,407)
Withdrawals and surrenders	(4,227,823)	(9,190,081)	(3,325,325)	(13,494,780)	(7,057,151)	(10,451,055)
Surrender charges (note 2)	(5,762)	(9,788)	(1,949)	(5,619)	(10,010)	(58,805)
Annual contract charges (note 2)	(972,334)	(962,118)	(638,010)	(779,050)	(1,379,259)	(1,049,798)
Annuity and death benefit payments	(2,709,636)	(2,133,408)	(3,192,615)	(3,172,589)	(4,449,319)	(3,244,985)
Net equity transactions	(6,034,433)	(4,215,432)	(1,287,256)	(20,156,460)	(26,750,441)	(14,917,467)
Net change in contract owners' equity	(1,851,470)	2,336,085	(12,873,185)	(7,661,436)	76,422,271	9,322,429
Contract owners' equity:
Beginning of period	75,937,528	73,601,443	70,372,200	78,033,636	96,635,530	87,313,101
End of period	$74,086,058	$75,937,528	$57,499,015	$70,372,200	$173,057,801	$96,635,530

Change in units:
Beginning units	4,527,306	4,783,145	1,937,506	2,505,402	2,321,552	2,725,690
Units purchased	848,247	860,989	392,383	122,149	637,001	478,176
Units redeemed	(1,216,547)	(1,116,828)	(396,569)	(690,045)	(1,019,207)	(882,314)
Ending units	4,159,006	4,527,306	1,933,320	1,937,506	1,939,346	2,321,552

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	GSVI - Large Cap Value Subaccount	GSVI - Large Cap Value Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$66,017	$117,834	$(106,730)	$(23,839)	$(126,798)	$(99,742)
Reinvested capital gains	1,315,523	2,843,656	980,362	903,789	913,809	1,016,029
Realized gain (loss)	(2,742,321)	(2,420,588)	615,527	581,085	122,466	(128,797)
Unrealized gain (loss)	3,088,209	17,382,095	1,939,664	4,056,162	2,583,374	1,939,023
Net increase (decrease) in contract owners' equity from operations	1,727,428	17,922,997	3,428,823	5,517,197	3,492,851	2,726,513
Equity transactions:
Contract purchase payments (note 1)	77,331	133,740	61,506	17,496	37,027	30,214
Extra credit fund deposit (note 1)	921	291	146	91	602	15
Transfers (to) and from other subaccounts	897,686	(2,716,969)	(1,180,024)	(1,736,998)	(222,857)	207,201
Transfers (to) and from fixed dollar contract	(122,260)	(241,915)	(80,454)	(85,845)	(81,529)	(98,991)
Withdrawals and surrenders	(2,836,434)	(5,115,465)	(874,637)	(1,650,221)	(476,708)	(430,125)
Surrender charges (note 2)	(877)	(5,568)	(570)	(2,254)	(781)	(584)
Annual contract charges (note 2)	(1,045,637)	(1,135,526)	(261,641)	(278,582)	(122,093)	(112,265)
Annuity and death benefit payments	(4,686,687)	(4,758,420)	(1,392,880)	(1,491,774)	(514,316)	(382,659)
Net equity transactions	(7,715,957)	(13,839,832)	(3,728,554)	(5,228,087)	(1,380,655)	(787,194)
Net change in contract owners' equity	(5,988,529)	4,083,165	(299,731)	289,110	2,112,196	1,939,319
Contract owners' equity:
Beginning of period	83,030,218	78,947,053	25,546,682	25,257,572	10,242,034	8,302,715
End of period	$77,041,689	$83,030,218	$25,246,951	$25,546,682	$12,354,230	$10,242,034

Change in units:
Beginning units	4,114,297	4,868,569	912,857	1,117,163	310,652	337,763
Units purchased	309,138	63,536	40,276	25,970	26,294	24,240
Units redeemed	(705,401)	(817,808)	(175,859)	(230,276)	(67,164)	(51,351)
Ending units	3,718,034	4,114,297	777,274	912,857	269,782	310,652

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	GSVS - Large Cap Value Subaccount	GSVS - Large Cap Value Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(36,317)	$(22,196)	$(93,587)	$(62,637)	$(324,296)	$(300,922)
Reinvested capital gains	692,670	1,447,804	642,180	606,796	2,123,103	2,547,228
Realized gain (loss)	(1,097,487)	(1,142,846)	4,632	(706,724)	59,241	(1,173,259)
Unrealized gain (loss)	1,452,271	8,614,938	1,630,402	4,117,316	6,516,207	5,986,677
Net increase (decrease) in contract owners' equity from operations	1,011,137	8,897,700	2,183,627	3,954,751	8,374,255	7,059,724
Equity transactions:
Contract purchase payments (note 1)	84,977	178,515	57,075	25,116	39,028	77,556
Extra credit fund deposit (note 1)	2,745	162	0	0	1,431	2,776
Transfers (to) and from other subaccounts	1,172,124	(565,468)	(2,260,997)	(2,260,288)	(1,997,878)	(1,118,367)
Transfers (to) and from fixed dollar contract	(320,586)	276,975	(20,170)	(191,911)	(529,911)	64,081
Withdrawals and surrenders	(1,704,847)	(4,398,094)	(1,288,634)	(3,257,449)	(2,943,067)	(2,518,378)
Surrender charges (note 2)	(4,689)	(6,831)	(692)	(20,580)	(3,104)	(6,980)
Annual contract charges (note 2)	(379,797)	(418,864)	(131,451)	(176,925)	(283,968)	(258,548)
Annuity and death benefit payments	(1,555,093)	(1,513,096)	(444,109)	(408,368)	(758,508)	(761,013)
Net equity transactions	(2,705,166)	(6,446,701)	(4,088,978)	(6,290,405)	(6,475,977)	(4,518,873)
Net change in contract owners' equity	(1,694,029)	2,450,999	(1,905,351)	(2,335,654)	1,898,278	2,540,851
Contract owners' equity:
Beginning of period	42,334,097	39,883,098	17,284,252	19,619,906	25,706,276	23,165,425
End of period	$40,640,068	$42,334,097	$15,378,901	$17,284,252	$27,604,554	$25,706,276

Change in units:
Beginning units	2,469,124	2,898,634	704,516	996,732	936,155	1,128,107
Units purchased	273,213	108,726	44,684	117,794	60,432	44,852
Units redeemed	(423,030)	(538,236)	(211,438)	(410,010)	(267,552)	(236,804)
Ending units	2,319,307	2,469,124	537,762	704,516	729,035	936,155

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	GSVS - Global Trends Allocation Subaccount	GSVS - Global Trends Allocation Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,385,010)	$139,197	$1,820,403	$(626,964)	$(345,309)	$(447,421)
Reinvested capital gains	1,887,575	6,041,762	0	0	2,299,782	659,409
Realized gain (loss)	729,936	1,630,852	(3,662,684)	129,845	(755,225)	(720,426)
Unrealized gain (loss)	1,805,668	6,632,186	(4,185,779)	26,710,608	657,659	9,190,504
Net increase (decrease) in contract owners' equity from operations	3,038,169	14,443,997	(6,028,060)	26,213,489	1,856,907	8,682,066
Equity transactions:
Contract purchase payments (note 1)	269,652	326,868	661,910	708,704	103,452	35,532
Extra credit fund deposit (note 1)	346	478	2,073	1,650	2,190	389
Transfers (to) and from other subaccounts	(1,569,814)	1,738,281	115,218	(4,479,339)	(975,017)	728,942
Transfers (to) and from fixed dollar contract	(75,069)	317,162	(264,025)	(348,659)	(74,022)	(76,668)
Withdrawals and surrenders	(7,283,335)	(11,606,095)	(6,435,068)	(19,328,014)	(1,683,488)	(4,371,887)
Surrender charges (note 2)	(52,630)	(70,834)	(5,639)	(10,606)	(1,543)	(3,129)
Annual contract charges (note 2)	(1,826,879)	(1,905,847)	(1,674,634)	(1,967,261)	(314,636)	(329,233)
Annuity and death benefit payments	(3,974,370)	(3,191,597)	(5,205,792)	(5,834,827)	(1,256,066)	(1,314,734)
Net equity transactions	(14,512,099)	(14,391,584)	(12,805,957)	(31,258,352)	(4,199,130)	(5,330,788)
Net change in contract owners' equity	(11,473,930)	52,413	(18,834,017)	(5,044,863)	(2,342,223)	3,351,278
Contract owners' equity:
Beginning of period	145,040,042	144,987,629	168,535,008	173,579,871	36,159,945	32,808,667
End of period	$133,566,112	$145,040,042	$149,700,991	$168,535,008	$33,817,722	$36,159,945

Change in units:
Beginning units	11,079,817	12,237,112	5,427,998	6,461,390	952,701	1,105,688
Units purchased	672,876	650,439	786,440	470,783	96,751	55,063
Units redeemed	(1,824,504)	(1,807,734)	(1,304,811)	(1,504,175)	(206,835)	(208,050)
Ending units	9,928,189	11,079,817	4,909,627	5,427,998	842,617	952,701

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	LAZS - U.S. Equity Select Subaccount (note 4)	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount	LAZS - Global Dynamic Multi-Asset Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(66,847)	$882,782	$(941,398)	$(2,273,609)	$(4,592,192)
Reinvested capital gains	23,347	2,927,035	0	3,391,669	479,043
Realized gain (loss)	1,084,452	(2,884,662)	(4,559,152)	1,644,401	1,851,680
Unrealized gain (loss)	392,731	4,678,982	24,106,811	(5,870,800)	55,269,629
Net increase (decrease) in contract owners' equity from operations	1,433,683	5,604,137	18,606,261	(3,108,339)	53,008,160
Equity transactions:
Contract purchase payments (note 1)	913	199,772	233,067	800,027	695,854
Extra credit fund deposit (note 1)	6	604	742	2,293	729
Transfers (to) and from other subaccounts	(6,617,324)	(3,226,816)	(3,938,119)	(8,395,112)	(4,638,714)
Transfers (to) and from fixed dollar contract	(36,563)	(205,208)	(277,201)	(131,891)	557,649
Withdrawals and surrenders	(797,256)	(4,814,006)	(14,166,012)	(16,561,902)	(27,213,915)
Surrender charges (note 2)	(1,150)	(5,133)	(4,556)	(141,443)	(194,880)
Annual contract charges (note 2)	(56,953)	(1,011,485)	(1,161,365)	(4,254,141)	(4,557,587)
Annuity and death benefit payments	(158,567)	(3,237,092)	(3,935,587)	(8,946,615)	(7,087,723)
Net equity transactions	(7,666,894)	(12,299,364)	(23,249,031)	(37,628,784)	(42,438,587)
Net change in contract owners' equity	(6,233,211)	(6,695,227)	(4,642,770)	(40,737,123)	10,569,573
Contract owners' equity:
Beginning of period	6,233,211	102,692,482	107,335,252	353,951,070	343,381,497
End of period	$0	$95,997,255	$102,692,482	$313,213,947	$353,951,070

Change in units:
Beginning units	319,664	6,063,956	7,576,473	22,160,502	25,001,447
Units purchased	4,872	425,512	247,538	1,431,599	1,311,081
Units redeemed	(324,536)	(1,190,467)	(1,760,055)	(3,877,674)	(4,152,026)
Ending units	0	5,299,001	6,063,956	19,714,427	22,160,502

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PRS2 - Jennison 20/20 Focus Subaccount	PRS2 - Jennison 20/20 Focus Subaccount	PRS2 - Jennison Subaccount	PRS2 - Jennison Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Small Cap Core Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,017,140)	$(1,045,880)	$(747,353)	$(659,227)	$(163,688)	$(572,625)
Reinvested capital gains	0	0	0	0	3,589,879	7,511,636
Realized gain (loss)	11,148,944	11,121,064	9,233,751	4,190,043	(1,612,538)	670,454
Unrealized gain (loss)	10,109,935	9,444,243	17,151,011	10,502,846	4,754,321	5,966,330
Net increase (decrease) in contract owners' equity from operations	20,241,739	19,519,427	25,637,409	14,033,662	6,567,974	13,575,795
Equity transactions:
Contract purchase payments (note 1)	316,317	119,350	206,208	105,889	374,947	213,736
Extra credit fund deposit (note 1)	443	781	6,009	776	2,042	591
Transfers (to) and from other subaccounts	(7,329,720)	(8,126,854)	(4,341,870)	(2,252,664)	(3,755,136)	(457,919)
Transfers (to) and from fixed dollar contract	(1,088,873)	(339,664)	34,456	86,354	(108,010)	(195,244)
Withdrawals and surrenders	(3,220,049)	(9,406,800)	(3,337,843)	(5,409,663)	(2,199,942)	(6,791,480)
Surrender charges (note 2)	(2,316)	(3,906)	(10,866)	(23,281)	(2,321)	(3,003)
Annual contract charges (note 2)	(937,844)	(948,310)	(636,260)	(575,661)	(569,633)	(679,761)
Annuity and death benefit payments	(4,023,230)	(3,409,274)	(2,184,109)	(1,875,434)	(1,947,728)	(2,324,887)
Net equity transactions	(16,285,272)	(22,114,677)	(10,264,275)	(9,943,684)	(8,205,781)	(10,237,967)
Net change in contract owners' equity	3,956,467	(2,595,250)	15,373,134	4,089,978	(1,637,807)	3,337,828
Contract owners' equity:
Beginning of period	82,294,670	84,889,920	53,536,230	49,446,252	66,277,236	62,939,408
End of period	$86,251,137	$82,294,670	$68,909,364	$53,536,230	$64,639,429	$66,277,236

Change in units:
Beginning units	2,531,087	3,312,308	2,182,946	2,670,686	2,170,078	2,535,463
Units purchased	72,983	35,779	327,599	194,414	257,845	190,979
Units redeemed	(542,121)	(817,000)	(671,267)	(682,154)	(543,585)	(556,364)
Ending units	2,061,949	2,531,087	1,839,278	2,182,946	1,884,338	2,170,078

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JPMI - Mid Cap Value Subaccount	JPMI - Mid Cap Value Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Growth & Income Subaccount	ABVB - VPS Small Cap Growth Subaccount	ABVB - VPS Small Cap Growth Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$327,007	$677,272	$7,865	$(26,367)	$(350,125)	$(315,562)
Reinvested capital gains	10,783,774	13,817,940	664,371	1,851,175	2,084,050	3,314,329
Realized gain (loss)	1,160,560	7,663,960	(1,067,521)	(256,585)	1,726,373	171,234
Unrealized gain (loss)	(15,187,180)	24,152,228	(185,029)	1,813,535	9,067,175	3,386,189
Net increase (decrease) in contract owners' equity from operations	(2,915,839)	46,311,400	(580,314)	3,381,758	12,527,473	6,556,190
Equity transactions:
Contract purchase payments (note 1)	537,105	318,963	14,472	25,131	211,424	153,713
Extra credit fund deposit (note 1)	2,213	1,966	0	0	6,445	5,277
Transfers (to) and from other subaccounts	(1,498,667)	(4,171,241)	(3,471,982)	495,358	(2,010,870)	3,528,828
Transfers (to) and from fixed dollar contract	(624,480)	(183,679)	(391,276)	(23,062)	(247,085)	(61,860)
Withdrawals and surrenders	(7,524,178)	(16,994,109)	(498,365)	(777,246)	(1,509,200)	(2,569,831)
Surrender charges (note 2)	(8,923)	(11,450)	(305)	(4,348)	(2,512)	(23,213)
Annual contract charges (note 2)	(1,918,606)	(2,194,563)	(145,069)	(183,947)	(300,831)	(281,032)
Annuity and death benefit payments	(7,917,552)	(7,548,739)	(571,138)	(1,308,061)	(739,312)	(733,455)
Net equity transactions	(18,953,088)	(30,782,852)	(5,063,663)	(1,776,175)	(4,591,941)	18,427
Net change in contract owners' equity	(21,868,927)	15,528,548	(5,643,977)	1,605,583	7,935,532	6,574,617
Contract owners' equity:
Beginning of period	211,428,862	195,900,314	17,521,706	15,916,123	26,266,556	19,691,939
End of period	$189,559,935	$211,428,862	$11,877,729	$17,521,706	$34,202,088	$26,266,556

Change in units:
Beginning units	4,480,698	5,191,061	700,813	774,317	637,015	632,831
Units purchased	485,033	233,594	67,336	92,659	206,412	292,955
Units redeemed	(909,658)	(943,957)	(297,603)	(166,163)	(297,112)	(288,771)
Ending units	4,056,073	4,480,698	470,546	700,813	546,315	637,015

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ABVB - VPS Dynamic Asset Allocation Subaccount	ABVB - VPS Dynamic Asset Allocation Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount	ABVB - VPS Global Risk Allocation-Moderate Subaccount	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$414,156	$1,202,427	$(22,915)	$555,227	$(330,881)	$(295,520)
Reinvested capital gains	0	287,949	2,745,564	0	2,959,868	4,542,451
Realized gain (loss)	3,887,187	4,756,876	880,491	1,156,778	823,357	375,322
Unrealized gain (loss)	2,516,993	26,484,218	(2,822,241)	11,615,472	7,483,887	3,330,783
Net increase (decrease) in contract owners' equity from operations	6,818,336	32,731,470	780,899	13,327,477	10,936,231	7,953,036
Equity transactions:
Contract purchase payments (note 1)	433,183	689,198	156,933	179,469	172,301	62,842
Extra credit fund deposit (note 1)	908	1,040	261	319	1,041	31
Transfers (to) and from other subaccounts	(1,842,926)	(1,373,502)	1,827,819	2,301,612	(1,481,578)	(292,641)
Transfers (to) and from fixed dollar contract	(195,059)	284,466	(134,543)	167,704	(193,833)	(91,378)
Withdrawals and surrenders	(13,369,940)	(19,031,139)	(4,618,213)	(6,881,431)	(935,053)	(2,602,603)
Surrender charges (note 2)	(45,715)	(101,496)	(32,245)	(76,285)	(1,421)	(5,944)
Annual contract charges (note 2)	(3,506,097)	(3,692,956)	(1,114,583)	(1,153,186)	(278,774)	(250,401)
Annuity and death benefit payments	(7,058,829)	(7,980,246)	(2,311,484)	(1,910,312)	(1,020,084)	(888,551)
Net equity transactions	(25,584,475)	(31,204,635)	(6,226,055)	(7,372,110)	(3,737,401)	(4,068,645)
Net change in contract owners' equity	(18,766,139)	1,526,835	(5,445,156)	5,955,367	7,198,830	3,884,391
Contract owners' equity:
Beginning of period	252,514,173	250,987,338	93,032,130	87,076,763	25,926,402	22,042,011
End of period	$233,748,034	$252,514,173	$87,586,974	$93,032,130	$33,125,232	$25,926,402

Change in units:
Beginning units	18,407,346	20,818,923	8,085,929	8,765,244	686,222	813,500
Units purchased	423,414	544,550	555,018	617,283	153,303	106,778
Units redeemed	(2,366,679)	(2,956,127)	(1,115,478)	(1,296,598)	(231,264)	(234,056)
Ending units	16,464,081	18,407,346	7,525,469	8,085,929	608,261	686,222

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(766,240)	$(668,306)	$1,130,786	$1,266,149	$(246,018)	$(221,380)
Reinvested capital gains	4,991,100	7,131,427	3,928,984	4,011,595	2,196,795	1,890,985
Realized gain (loss)	2,462,187	1,841,118	1,133,686	677,308	1,608,329	942,308
Unrealized gain (loss)	12,707,549	7,722,985	4,965,782	18,663,985	647,517	4,908,037
Net increase (decrease) in contract owners' equity from operations	19,394,596	16,027,224	11,159,238	24,619,037	4,206,623	7,519,950
Equity transactions:
Contract purchase payments (note 1)	192,222	238,679	589,918	437,310	10,628	28,301
Extra credit fund deposit (note 1)	1,661	4,330	355	1,463	0	247
Transfers (to) and from other subaccounts	1,620,129	937,278	(1,788,336)	16,902,728	(4,719,178)	2,786,003
Transfers (to) and from fixed dollar contract	(90,845)	(91,293)	(801,600)	504,139	(194,466)	(59,595)
Withdrawals and surrenders	(2,650,943)	(5,410,137)	(7,941,412)	(12,068,852)	(2,103,592)	(2,412,740)
Surrender charges (note 2)	(2,365)	(8,480)	(33,262)	(80,268)	(5,695)	(9,807)
Annual contract charges (note 2)	(690,433)	(603,519)	(1,502,906)	(1,463,183)	(203,060)	(207,200)
Annuity and death benefit payments	(2,265,993)	(2,090,893)	(4,173,978)	(4,043,498)	(662,589)	(776,826)
Net equity transactions	(3,886,567)	(7,024,035)	(15,651,221)	189,839	(7,877,952)	(651,617)
Net change in contract owners' equity	15,508,029	9,003,189	(4,491,983)	24,808,876	(3,671,329)	6,868,333
Contract owners' equity:
Beginning of period	56,093,751	47,090,562	155,577,140	130,768,264	27,695,348	20,827,015
End of period	$71,601,780	$56,093,751	$151,085,157	$155,577,140	$24,024,019	$27,695,348

Change in units:
Beginning units	2,201,107	2,525,166	6,882,707	6,859,149	1,569,175	1,627,114
Units purchased	497,968	403,965	544,905	1,223,411	99,762	365,692
Units redeemed	(603,309)	(728,024)	(1,236,538)	(1,199,853)	(542,343)	(423,631)
Ending units	2,095,766	2,201,107	6,191,074	6,882,707	1,126,594	1,569,175

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount	PVIA - Total Return Subaccount	PVIA - Total Return Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$151,406	$628,928	$3,348,233	$7,057,291	$673,922	$746,278
Reinvested capital gains	0	0	4,371,155	0	0	0
Realized gain (loss)	964,661	(2,056,787)	3,665,574	(1,605,416)	(1,332,462)	(1,975,587)
Unrealized gain (loss)	14,610,252	13,522,685	15,805,810	22,648,758	5,056,334	4,169,846
Net increase (decrease) in contract owners' equity from operations	15,726,319	12,094,826	27,190,772	28,100,633	4,397,794	2,940,537
Equity transactions:
Contract purchase payments (note 1)	553,859	243,049	2,066,776	837,740	230,596	163,671
Extra credit fund deposit (note 1)	2,969	2,711	15,589	7,520	980	1,110
Transfers (to) and from other subaccounts	2,566,580	5,311,671	54,905,490	11,697,786	(1,762,863)	6,447,409
Transfers (to) and from fixed dollar contract	(469,459)	(568,865)	(731,214)	68,438	(21,167)	(11,185)
Withdrawals and surrenders	(7,758,534)	(21,060,366)	(26,652,179)	(54,171,371)	(3,983,853)	(9,142,070)
Surrender charges (note 2)	(5,941)	(43,508)	(15,237)	(39,412)	(2,747)	(10,703)
Annual contract charges (note 2)	(2,113,825)	(2,205,728)	(5,338,496)	(5,283,176)	(626,851)	(656,348)
Annuity and death benefit payments	(7,902,642)	(7,297,035)	(19,978,299)	(16,657,770)	(3,041,553)	(3,167,801)
Net equity transactions	(15,126,993)	(25,618,071)	4,272,430	(63,540,245)	(9,207,458)	(6,375,917)
Net change in contract owners' equity	599,326	(13,523,245)	31,463,202	(35,439,612)	(4,809,664)	(3,435,380)
Contract owners' equity:
Beginning of period	171,886,143	185,409,388	400,840,236	436,279,848	60,248,435	63,683,815
End of period	$172,485,469	$171,886,143	$432,303,438	$400,840,236	$55,438,771	$60,248,435

Change in units:
Beginning units	10,296,590	11,821,938	22,434,821	26,013,487	3,480,144	3,860,087
Units purchased	1,625,169	978,463	6,480,868	4,275,708	268,812	605,737
Units redeemed	(2,516,292)	(2,503,811)	(6,365,130)	(7,854,374)	(819,221)	(985,680)
Ending units	9,405,467	10,296,590	22,550,559	22,434,821	2,929,735	3,480,144

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PVIA - CommodityRealReturn® Strategy Subaccount	PVIA - CommodityRealReturn® Strategy Subaccount	PVIA - Global Diversified Allocation Subaccount	PVIA - Global Diversified Allocation Subaccount	PVIA - Short-Term Subaccount	PVIA - Short-Term Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$670,993	$484,362	$13,219,262	$9,846,252	$(2,282)	$855,017
Reinvested capital gains	0	0	50,328,652	0	0	0
Realized gain (loss)	(1,987,424)	(2,600,129)	1,387,789	6,383,858	(37,724)	(99,190)
Unrealized gain (loss)	1,305,831	3,728,334	(47,669,571)	124,259,808	664,173	330,129
Net increase (decrease) in contract owners' equity from operations	(10,600)	1,612,567	17,266,132	140,489,918	624,167	1,085,956
Equity transactions:
Contract purchase payments (note 1)	149,210	38,869	2,156,463	1,540,369	559,087	338,466
Extra credit fund deposit (note 1)	82	243	1,936	2,332	416	880
Transfers (to) and from other subaccounts	336,558	(933,341)	17,673	(1,086,331)	29,503,769	6,533,368
Transfers (to) and from fixed dollar contract	(100,645)	(14,764)	(279,852)	721,537	63,709	575,888
Withdrawals and surrenders	(545,561)	(2,527,589)	(37,870,880)	(60,804,202)	(14,679,039)	(17,978,869)
Surrender charges (note 2)	(664)	(533)	(191,649)	(418,529)	(17,282)	(39,416)
Annual contract charges (note 2)	(172,550)	(197,745)	(9,817,999)	(10,165,942)	(1,055,596)	(946,297)
Annuity and death benefit payments	(630,503)	(588,058)	(20,077,416)	(17,064,450)	(6,185,908)	(2,722,851)
Net equity transactions	(964,073)	(4,222,918)	(66,061,724)	(87,275,216)	8,189,156	(14,238,831)
Net change in contract owners' equity	(974,673)	(2,610,351)	(48,795,592)	53,214,702	8,813,323	(13,152,875)
Contract owners' equity:
Beginning of period	15,183,926	17,794,277	781,399,270	728,184,568	67,520,499	80,673,374
End of period	$14,209,253	$15,183,926	$732,603,678	$781,399,270	$76,333,822	$67,520,499

Change in units:
Beginning units	2,762,523	3,577,629	55,060,040	61,652,401	6,533,588	7,939,590
Units purchased	530,255	262,465	2,780,637	2,981,138	5,365,163	2,364,915
Units redeemed	(708,736)	(1,077,571)	(7,618,819)	(9,573,499)	(4,590,988)	(3,770,917)
Ending units	2,584,042	2,762,523	50,221,858	55,060,040	7,307,763	6,533,588

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PVIA - Low Duration Subaccount	PVIA - Low Duration Subaccount	CALI - VP S&P 500 Index Subaccount	CALI - VP S&P 500 Index Subaccount	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(33,806)	$467,863	$755	$884	$(177,577)	$(87,653)
Reinvested capital gains	0	0	5,212	10,195	1,849,177	2,527,662
Realized gain (loss)	175,888	(111,943)	4,159	5,054	424,530	(188,197)
Unrealized gain (loss)	469,241	481,565	15,817	26,088	2,798,431	4,276,081
Net increase (decrease) in contract owners' equity from operations	611,323	837,485	25,943	42,221	4,894,561	6,527,893
Equity transactions:
Contract purchase payments (note 1)	29,484	26,875	0	0	107,738	64,209
Extra credit fund deposit (note 1)	14	14	0	0	880	274
Transfers (to) and from other subaccounts	13,103,680	8,735,655	(2,639)	0	689,341	(743,914)
Transfers (to) and from fixed dollar contract	(331,623)	591,277	0	0	(253,961)	(282,198)
Withdrawals and surrenders	(3,897,238)	(14,168,808)	(13,552)	(27,931)	(1,007,048)	(3,409,054)
Surrender charges (note 2)	(2,946)	(37,482)	(28)	(40)	(162)	(4,078)
Annual contract charges (note 2)	(376,298)	(312,760)	(179)	(211)	(267,493)	(249,888)
Annuity and death benefit payments	(1,397,459)	(930,091)	(910)	(1,446)	(1,069,976)	(784,379)
Net equity transactions	7,127,614	(6,095,320)	(17,308)	(29,628)	(1,800,681)	(5,409,028)
Net change in contract owners' equity	7,738,937	(5,257,835)	8,635	12,593	3,093,880	1,118,865
Contract owners' equity:
Beginning of period	30,686,185	35,944,020	170,126	157,533	23,149,970	22,031,105
End of period	$38,425,122	$30,686,185	$178,761	$170,126	$26,243,850	$23,149,970

Change in units:
Beginning units	3,047,829	3,672,536	7,742	9,284	708,655	902,801
Units purchased	2,576,821	1,784,203	0	0	133,239	33,095
Units redeemed	(1,872,328)	(2,408,910)	(767)	(1,542)	(182,176)	(227,241)
Ending units	3,752,322	3,047,829	6,975	7,742	659,718	708,655

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount	AIMI - Invesco V.I. Comstock Series I Subaccount	AIMI - Invesco V.I. Comstock Series I Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(254,026)	$(776,828)	$(593,139)	$(675,452)	$342	$278
Reinvested capital gains	1,837,855	14,530,804	712,987	4,735,463	593	3,283
Realized gain (loss)	(8,278,830)	(3,457,809)	(1,410,791)	(886,605)	(163)	99
Unrealized gain (loss)	(2,588,590)	10,111,849	11,308,495	5,607,927	(1,498)	1,718
Net increase (decrease) in contract owners' equity from operations	(9,283,591)	20,408,016	10,017,552	8,781,333	(726)	5,378
Equity transactions:
Contract purchase payments (note 1)	458,971	275,959	96,921	153,375	0	0
Extra credit fund deposit (note 1)	2,293	3,065	1,466	2,343	0	0
Transfers (to) and from other subaccounts	5,905,392	(1,724,492)	(2,993,639)	(948,971)	0	0
Transfers (to) and from fixed dollar contract	(342,411)	(197,908)	(316,960)	(315,282)	0	0
Withdrawals and surrenders	(4,309,325)	(14,805,726)	(2,098,872)	(4,445,553)	0	0
Surrender charges (note 2)	(3,231)	(7,624)	(3,014)	(1,842)	0	0
Annual contract charges (note 2)	(1,109,729)	(1,354,177)	(577,294)	(616,928)	(1)	(1)
Annuity and death benefit payments	(4,516,013)	(4,858,158)	(2,463,137)	(2,060,753)	(1,343)	(772)
Net equity transactions	(3,914,053)	(22,669,061)	(8,354,529)	(8,233,611)	(1,344)	(773)
Net change in contract owners' equity	(13,197,644)	(2,261,045)	1,663,023	547,722	(2,070)	4,605
Contract owners' equity:
Beginning of period	124,531,191	126,792,236	52,512,355	51,964,633	27,070	22,465
End of period	$111,333,547	$124,531,191	$54,175,378	$52,512,355	$25,000	$27,070

Change in units:
Beginning units	3,461,726	4,096,206	1,900,968	2,207,493	834	859
Units purchased	588,954	235,781	152,814	109,698	0	0
Units redeemed	(656,630)	(870,261)	(440,236)	(416,223)	(50)	(25)
Ending units	3,394,050	3,461,726	1,613,546	1,900,968	784	834

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$524,594	$(1,827)	$24,595,657	$(5,760,776)	$(195,887)	$(443,788)
Reinvested capital gains	1,369,313	3,790,589	19,906,655	0	0	4,119,694
Realized gain (loss)	496,745	897,447	(6,964,535)	(9,077,913)	(766,440)	1,371,074
Unrealized gain (loss)	5,167,425	9,583,662	(6,770,527)	69,572,263	1,047,939	991,375
Net increase (decrease) in contract owners' equity from operations	7,558,077	14,269,871	30,767,250	54,733,574	85,612	6,038,355
Equity transactions:
Contract purchase payments (note 1)	104,429	157,710	1,106,969	812,827	21,173	77,456
Extra credit fund deposit (note 1)	308	236	1,675	4,256	148	1,318
Transfers (to) and from other subaccounts	1,777,844	(2,440,824)	(14,439,340)	(562,204)	1,216,231	161,246
Transfers (to) and from fixed dollar contract	(99,983)	(83,458)	(150,318)	329,237	(157,574)	(250,792)
Withdrawals and surrenders	(2,358,414)	(5,926,371)	(21,782,484)	(36,981,892)	(1,611,202)	(3,704,364)
Surrender charges (note 2)	(2,456)	(3,568)	(93,321)	(197,400)	(919)	(2,352)
Annual contract charges (note 2)	(650,266)	(686,546)	(5,765,739)	(6,099,103)	(564,891)	(631,696)
Annuity and death benefit payments	(1,907,952)	(2,034,992)	(12,362,537)	(12,277,781)	(2,418,141)	(2,354,094)
Net equity transactions	(3,136,490)	(11,017,813)	(53,485,095)	(54,972,060)	(3,515,175)	(6,703,278)
Net change in contract owners' equity	4,421,587	3,252,058	(22,717,845)	(238,486)	(3,429,563)	(664,923)
Contract owners' equity:
Beginning of period	62,290,025	59,037,967	428,631,625	428,870,111	40,847,280	41,512,203
End of period	$66,711,612	$62,290,025	$405,913,780	$428,631,625	$37,417,717	$40,847,280

Change in units:
Beginning units	4,590,569	5,523,384	32,233,403	36,566,539	2,256,005	2,640,201
Units purchased	655,183	423,306	1,227,240	1,642,863	623,079	179,407
Units redeemed	(866,319)	(1,356,121)	(5,345,679)	(5,975,999)	(723,637)	(563,603)
Ending units	4,379,433	4,590,569	28,114,964	32,233,403	2,155,447	2,256,005

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$3,035,284	$3,298,765	$(242,668)	$(211,287)	$769,452	$199,013
Reinvested capital gains	55,262	1,309,316	1,108,956	796,614	0	474,503
Realized gain (loss)	(875,626)	420,874	317,084	(327,357)	(1,590,892)	(466,374)
Unrealized gain (loss)	(3,428,768)	5,945,694	5,547,781	3,794,472	(1,062,765)	4,640,004
Net increase (decrease) in contract owners' equity from operations	(1,213,848)	10,974,649	6,731,153	4,052,442	(1,884,205)	4,847,146
Equity transactions:
Contract purchase payments (note 1)	190,886	57,989	89,483	29,570	54,609	60,485
Extra credit fund deposit (note 1)	1,076	206	1,100	8	1,128	307
Transfers (to) and from other subaccounts	219,407	(874,021)	1,907,180	463,690	(672,211)	(343,284)
Transfers (to) and from fixed dollar contract	(565,623)	(237,102)	46,231	(123,818)	(97,656)	(76,339)
Withdrawals and surrenders	(2,845,937)	(5,758,526)	(909,190)	(869,752)	(1,427,841)	(2,697,534)
Surrender charges (note 2)	(1,079)	(2,068)	(427)	(141)	(617)	(710)
Annual contract charges (note 2)	(835,884)	(954,946)	(250,355)	(210,348)	(493,896)	(586,948)
Annuity and death benefit payments	(5,444,944)	(4,766,564)	(1,277,152)	(910,445)	(2,258,714)	(2,519,487)
Net equity transactions	(9,282,098)	(12,535,032)	(393,130)	(1,621,236)	(4,895,198)	(6,163,510)
Net change in contract owners' equity	(10,495,946)	(1,560,383)	6,338,023	2,431,206	(6,779,403)	(1,316,364)
Contract owners' equity:
Beginning of period	78,447,557	80,007,940	16,703,972	14,272,766	45,746,088	47,062,452
End of period	$67,951,611	$78,447,557	$23,041,995	$16,703,972	$38,966,685	$45,746,088

Change in units:
Beginning units	3,888,966	4,538,523	569,006	630,367	3,084,397	3,526,527
Units purchased	173,602	196,532	104,466	40,799	219,734	158,665
Units redeemed	(680,940)	(846,089)	(123,954)	(102,160)	(615,210)	(600,795)
Ending units	3,381,628	3,888,966	549,518	569,006	2,688,921	3,084,397

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT5 - Franklin VolSmart Allocation VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(273,810)	$(2,409,075)	$3,498,151	$3,641,123	$(324,956)	$(303,208)
Reinvested capital gains	0	2,126,870	64,608	1,471,897	1,699,298	1,260,540
Realized gain (loss)	7,725,131	3,395,603	(1,117,372)	866,185	848,997	(497,952)
Unrealized gain (loss)	17,539,410	23,823,771	(3,669,439)	7,008,935	7,519,385	5,911,739
Net increase (decrease) in contract owners' equity from operations	24,990,731	26,937,169	(1,224,052)	12,988,140	9,742,724	6,371,119
Equity transactions:
Contract purchase payments (note 1)	728,724	769,164	273,971	173,202	126,821	117,808
Extra credit fund deposit (note 1)	1,567	668	873	309	1,716	3,061
Transfers (to) and from other subaccounts	1,850,591	4,757,376	2,226,173	(1,733,045)	(1,128,702)	92,110
Transfers (to) and from fixed dollar contract	(54,034)	486,224	(869,610)	(25,018)	101,938	(185,834)
Withdrawals and surrenders	(10,652,521)	(12,841,620)	(6,292,613)	(14,988,338)	(1,519,226)	(3,381,387)
Surrender charges (note 2)	(103,422)	(152,576)	(20,543)	(17,082)	(2,445)	(2,408)
Annual contract charges (note 2)	(2,285,595)	(2,254,329)	(785,959)	(877,616)	(269,425)	(255,856)
Annuity and death benefit payments	(4,273,740)	(3,813,288)	(2,939,823)	(3,000,209)	(882,739)	(829,690)
Net equity transactions	(14,788,430)	(13,048,381)	(8,407,531)	(20,467,797)	(3,572,062)	(4,442,196)
Net change in contract owners' equity	10,202,301	13,888,788	(9,631,583)	(7,479,657)	6,170,662	1,928,923
Contract owners' equity:
Beginning of period	182,342,062	168,453,274	90,042,824	97,522,481	25,262,692	23,333,769
End of period	$192,544,363	$182,342,062	$80,411,241	$90,042,824	$31,433,354	$25,262,692

Change in units:
Beginning units	15,551,097	16,728,105	5,521,825	6,864,394	1,052,753	1,261,609
Units purchased	1,970,782	1,114,846	613,553	334,435	150,363	108,372
Units redeemed	(3,278,264)	(2,291,854)	(1,182,639)	(1,677,004)	(287,653)	(317,228)
Ending units	14,243,615	15,551,097	4,952,739	5,521,825	915,463	1,052,753

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$1,237,596	$153,715	$30,239	$673,613	$(908,053)	$(886,557)
Reinvested capital gains	0	732,540	7,976,447	2,089,957	7,025,419	6,465,559
Realized gain (loss)	(1,627,520)	(949,364)	(843,668)	(292,322)	3,669,997	2,438,281
Unrealized gain (loss)	(1,358,728)	8,538,054	(4,158,313)	3,086,590	7,518,787	10,393,108
Net increase (decrease) in contract owners' equity from operations	(1,748,652)	8,474,945	3,004,705	5,557,838	17,306,150	18,410,391
Equity transactions:
Contract purchase payments (note 1)	299,040	115,416	48,339	69,662	478,310	339,422
Extra credit fund deposit (note 1)	403	1,849	276	2,142	12,807	8,299
Transfers (to) and from other subaccounts	1,245,396	(4,158,036)	(1,365,137)	(416,632)	(7,357,333)	1,217,962
Transfers (to) and from fixed dollar contract	(196,795)	(66,392)	52,056	(148,011)	(47,739)	(67,316)
Withdrawals and surrenders	(2,068,029)	(13,378,667)	(1,169,019)	(3,761,042)	(4,119,508)	(6,944,206)
Surrender charges (note 2)	(3,599)	(9,111)	(1,027)	(2,797)	(4,190)	(10,982)
Annual contract charges (note 2)	(686,223)	(778,115)	(314,206)	(326,859)	(784,444)	(770,749)
Annuity and death benefit payments	(2,096,936)	(2,304,608)	(1,637,468)	(1,181,618)	(2,389,441)	(2,439,026)
Net equity transactions	(3,506,743)	(20,577,664)	(4,386,186)	(5,765,155)	(14,211,538)	(8,666,596)
Net change in contract owners' equity	(5,255,395)	(12,102,719)	(1,381,481)	(207,317)	3,094,612	9,743,795
Contract owners' equity:
Beginning of period	73,933,846	86,036,565	33,270,517	33,477,834	71,871,297	62,127,502
End of period	$68,678,451	$73,933,846	$31,889,036	$33,270,517	$74,965,909	$71,871,297

Change in units:
Beginning units	7,035,074	9,174,444	2,113,323	2,517,483	2,833,039	3,232,354
Units purchased	860,922	627,706	47,438	59,726	353,033	645,669
Units redeemed	(1,213,211)	(2,767,076)	(328,305)	(463,886)	(862,169)	(1,044,984)
Ending units	6,682,785	7,035,074	1,832,456	2,113,323	2,323,903	2,833,039

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FEDS - Managed Volatility Fund II Primary Shares Subaccount	FEDS - Managed Volatility Fund II Primary Shares Subaccount	FEDS - Managed Volatility Fund II Service Shares Subaccount	FEDS - Managed Volatility Fund II Service Shares Subaccount	IVYV - VIP Asset Strategy Subaccount	IVYV - VIP Asset Strategy Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$4,645,149	$3,473,681	$268,455	$276,706	$869,858	$1,052,236
Reinvested capital gains	0	0	0	0	2,144,291	5,543,937
Realized gain (loss)	2,745,747	3,016,407	2,100	(144,846)	(783,705)	(2,197,636)
Unrealized gain (loss)	(10,798,612)	66,092,302	(684,846)	6,558,163	12,918,981	22,433,613
Net increase (decrease) in contract owners' equity from operations	(3,407,716)	72,582,390	(414,291)	6,690,023	15,149,425	26,832,150
Equity transactions:
Contract purchase payments (note 1)	835,659	1,202,712	0	0	504,718	416,396
Extra credit fund deposit (note 1)	1,170	1,500	0	0	2,269	3,017
Transfers (to) and from other subaccounts	(3,750,448)	(12,573,567)	20,203	(1,871,735)	(6,247,540)	(7,135,564)
Transfers (to) and from fixed dollar contract	(317,853)	122,222	(45,104)	(7,035)	(796,439)	(299,742)
Withdrawals and surrenders	(23,110,081)	(40,645,299)	(2,052,953)	(3,340,935)	(5,711,197)	(19,490,486)
Surrender charges (note 2)	(137,995)	(252,721)	(9,093)	(27,647)	(2,921)	(8,696)
Annual contract charges (note 2)	(5,144,511)	(5,550,941)	(495,107)	(527,870)	(1,897,019)	(1,991,334)
Annuity and death benefit payments	(11,355,377)	(11,058,845)	(1,258,663)	(1,237,538)	(5,259,084)	(5,291,911)
Net equity transactions	(42,979,436)	(68,754,939)	(3,840,717)	(7,012,760)	(19,407,213)	(33,798,320)
Net change in contract owners' equity	(46,387,152)	3,827,451	(4,255,008)	(322,737)	(4,257,788)	(6,966,170)
Contract owners' equity:
Beginning of period	421,744,341	417,916,890	39,575,405	39,898,142	142,071,918	149,038,088
End of period	$375,357,189	$421,744,341	$35,320,397	$39,575,405	$137,814,130	$142,071,918

Change in units:
Beginning units	25,427,950	29,916,358	3,695,274	4,407,368	8,316,751	10,485,090
Units purchased	1,311,348	1,130,228	152,998	79,834	286,958	136,042
Units redeemed	(4,020,726)	(5,618,636)	(528,587)	(791,928)	(1,437,341)	(2,304,381)
Ending units	22,718,572	25,427,950	3,319,685	3,695,274	7,166,368	8,316,751

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Science and Technology Subaccount	IVYV - VIP Science and Technology Subaccount	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	NLV2 - TOPS® Managed Risk Balanced ETF Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$254,090	$(87,728)	$(1,297,472)	$(1,203,448)	$3,046,392	$3,199,905
Reinvested capital gains	0	0	12,409,714	8,805,096	4,512,118	10,284,323
Realized gain (loss)	(2,934,904)	(1,936,599)	6,908,218	3,587,988	617,686	1,887,316
Unrealized gain (loss)	(999,206)	4,593,392	13,402,425	25,301,549	5,282,570	30,166,076
Net increase (decrease) in contract owners' equity from operations	(3,680,020)	2,569,065	31,422,885	36,491,185	13,458,766	45,537,620
Equity transactions:
Contract purchase payments (note 1)	74,356	516,780	593,044	522,367	764,827	271,258
Extra credit fund deposit (note 1)	207	8,381	6,029	6,548	891	1,082
Transfers (to) and from other subaccounts	776,018	572,674	(8,770,834)	(4,923,529)	(1,189,832)	1,894,030
Transfers (to) and from fixed dollar contract	(58,795)	(281,447)	(844,192)	(363,286)	(67,054)	17,423
Withdrawals and surrenders	(1,145,262)	(3,687,369)	(4,865,806)	(9,259,559)	(19,733,774)	(37,467,188)
Surrender charges (note 2)	(760)	(4,749)	(6,273)	(24,782)	(40,846)	(96,735)
Annual contract charges (note 2)	(360,703)	(434,555)	(1,084,868)	(1,016,524)	(5,200,250)	(5,548,240)
Annuity and death benefit payments	(1,005,809)	(1,296,773)	(3,155,605)	(3,003,059)	(11,862,368)	(11,784,452)
Net equity transactions	(1,720,748)	(4,607,058)	(18,128,505)	(18,061,824)	(37,328,406)	(52,712,822)
Net change in contract owners' equity	(5,400,768)	(2,037,993)	13,294,380	18,429,361	(23,869,640)	(7,175,202)
Contract owners' equity:
Beginning of period	29,105,263	31,143,256	102,499,914	84,070,553	363,743,294	370,918,496
End of period	$23,704,495	$29,105,263	$115,794,294	$102,499,914	$339,873,654	$363,743,294

Change in units:
Beginning units	4,333,122	5,014,799	2,475,838	2,997,438	28,327,362	32,672,683
Units purchased	886,161	584,382	358,781	289,299	1,103,929	1,228,432
Units redeemed	(1,162,945)	(1,266,059)	(743,850)	(810,899)	(4,108,218)	(5,573,753)
Ending units	4,056,338	4,333,122	2,090,769	2,475,838	25,323,073	28,327,362

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount	NLV2 - TOPS® Managed Risk Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	NLV3 - TOPS® Managed Risk Balanced ETF Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$4,997,961	$4,864,753	$3,585,935	$2,919,875	$405,258	$426,712
Reinvested capital gains	4,549,354	25,082,746	0	33,782,855	683,012	1,514,237
Realized gain (loss)	1,861,058	4,978,719	1,130,584	5,481,514	(169,234)	(5,024)
Unrealized gain (loss)	9,994,081	48,624,139	10,545,425	34,488,681	1,045,008	4,525,266
Net increase (decrease) in contract owners' equity from operations	21,402,454	83,550,357	15,261,944	76,672,925	1,964,044	6,461,191
Equity transactions:
Contract purchase payments (note 1)	926,097	994,174	960,099	1,505,552	85,714	440,722
Extra credit fund deposit (note 1)	1,995	2,775	5,073	3,736	142	160
Transfers (to) and from other subaccounts	(10,393,239)	(12,978,405)	(9,703,951)	(7,612,285)	889,747	2,363,067
Transfers (to) and from fixed dollar contract	(506,679)	191,955	(272,134)	(336,011)	21,862	170,377
Withdrawals and surrenders	(28,948,605)	(53,131,704)	(24,552,602)	(41,490,703)	(2,844,179)	(4,429,564)
Surrender charges (note 2)	(60,767)	(159,488)	(36,120)	(114,838)	(40,081)	(62,144)
Annual contract charges (note 2)	(8,436,054)	(9,021,670)	(7,856,094)	(8,312,844)	(596,226)	(613,546)
Annuity and death benefit payments	(17,398,679)	(18,104,768)	(13,751,692)	(16,532,639)	(1,664,350)	(1,019,952)
Net equity transactions	(64,815,931)	(92,207,131)	(55,207,421)	(72,890,032)	(4,147,371)	(3,150,880)
Net change in contract owners' equity	(43,413,477)	(8,656,774)	(39,945,477)	3,782,893	(2,183,327)	3,310,311
Contract owners' equity:
Beginning of period	597,309,281	605,966,055	530,606,132	526,823,239	54,062,641	50,752,330
End of period	$553,895,804	$597,309,281	$490,660,655	$530,606,132	$51,879,314	$54,062,641

Change in units:
Beginning units	44,527,181	51,865,310	40,202,202	46,135,218	4,917,460	5,221,988
Units purchased	700,982	852,908	968,341	1,063,631	451,292	627,331
Units redeemed	(5,727,924)	(8,191,037)	(5,345,606)	(6,996,647)	(849,230)	(931,859)
Ending units	39,500,239	44,527,181	35,824,937	40,202,202	4,519,522	4,917,460

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount	NLV3 - TOPS® Managed Risk Growth ETF Subaccount
	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$710,885	$710,854	$341,086	$271,301
Reinvested capital gains	727,564	4,083,447	0	3,506,139
Realized gain (loss)	(77,305)	211,244	(321,591)	(148,020)
Unrealized gain (loss)	2,140,633	8,004,468	1,730,628	4,026,946
Net increase (decrease) in contract owners' equity from operations	3,501,777	13,010,013	1,750,123	7,656,366
Equity transactions:
Contract purchase payments (note 1)	246,855	514,535	140,342	243,546
Extra credit fund deposit (note 1)	172	175	91	96
Transfers (to) and from other subaccounts	(2,118,168)	(2,240,576)	(189,361)	(1,238,406)
Transfers (to) and from fixed dollar contract	108,681	258,764	47,402	177,101
Withdrawals and surrenders	(4,795,256)	(7,355,943)	(3,298,106)	(4,089,906)
Surrender charges (note 2)	(73,613)	(117,357)	(44,527)	(68,273)
Annual contract charges (note 2)	(1,073,870)	(1,138,421)	(573,464)	(598,337)
Annuity and death benefit payments	(2,051,441)	(1,778,512)	(1,162,598)	(995,235)
Net equity transactions	(9,756,640)	(11,857,335)	(5,080,221)	(6,569,414)
Net change in contract owners' equity	(6,254,863)	1,152,678	(3,330,098)	1,086,952
Contract owners' equity:
Beginning of period	94,085,922	92,933,244	53,264,762	52,177,810
End of period	$87,831,059	$94,085,922	$49,934,664	$53,264,762

Change in units:
Beginning units	8,510,603	9,648,841	4,852,388	5,492,930
Units purchased	254,523	526,117	263,262	260,722
Units redeemed	(1,164,044)	(1,664,355)	(735,724)	(901,264)
Ending units	7,601,082	8,510,603	4,379,926	4,852,388

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2020

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

The variable annuity contracts were sold by registered representatives of broker-dealers that entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective September 15, 2018, ONLIC no longer markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales. On November 30, 2020, the Company initiated a second phase of the buy-back program for certain variable annuities. This program will extend into 2021.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Bond, ON BlackRock Balanced Allocation, ON BlackRock Advantage International Equity, ON Janus Henderson Forty, ON Janus Henderson Venture, ON Janus Henderson Enterprise, ON S&P 500® Index, ON BlackRock Advantage Large Cap Value, ON Federated High Income Bond, ON Nasdaq-100® Index, ON BlackRock Advantage Large Cap Core, ON BlackRock Advantage Small Cap Growth, ON S&P MidCap 400® Index, ON BlackRock Advantage Large Cap Growth, ON Risk Managed Balanced, ON Federated Core Plus Bond, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Institutional Shares: Janus Henderson Research, Janus Henderson Overseas, Janus Henderson Global Research, and Janus Henderson Balanced

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Wells Fargo Variable Trust: Opportunity and Discovery

Morgan Stanley Variable Insurance Fund, Inc. - Class I: VIF Core Plus Fixed Income and VIF U.S. Real Estate

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Calvert Variable Products, Inc.: VP S&P 500 Index

BNY Mellon Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Hermes Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II Primary Shares, and Managed Volatility Fund II Service Shares

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $43.2 million and $45.2 million from Ohio National Fund, Inc. for the periods ended December 31, 2020 and 2019, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C. Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2020.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has evaluated the impact of the ASU and determined that it has no material impact on the Account's financial statements.

G. Subsequent Events

ONLIC is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance law. On March 22, 2021, the Board of ONMH unanimously approved an agreement to enter into a strategic transaction with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021.

The Company entered into the transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off the Company’s strengths and infrastructure to grow its insurance business going forward.

The transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation has committed a $500 million capital infusion into the Company over a four-year period following the closing of the transaction.

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

The Account has evaluated for possible subsequent events through April 7, 2021, which is the date these financial statements were issued, and there are no other subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts' assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

Purchase Payment Charges
	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35
Transfer Fee – per transfer.
(currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%
Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider:

GMDBR80 Plus (1)

GMDBR85 Plus (1)

5% GMDBR80 Plus (1)

5% GMDBR85 Plus (1)

Annual Reset Death Benefit Rider:

ARDBR (1)

ARDBR II at issue ages through 74 (1)

ARDBR II at issue ages 75 through 78 (1)

ARDBR 2009 (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium

Protection Plus death benefit (1)

	0.10% to 0.25% NA 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% 0.95% to 1.00% 1.10% to 1.15% 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at issue ages through 70

GEB at issue ages 71 through 75

GEB “Plus” at issue ages through 70

GEB “Plus” at issue ages 71 through 75

	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%	0.15% 0.30% 0.30% 0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)

This annual charge is the following percentage of guaranteed income base:

GMIB (1)

GMIB Plus (1)

GMIB Plus with Five Year Reset (1)

GMIB Plus with Annual Reset (1)

GMIB Plus with Five Year Reset II without

investment restrictions (1)

GMIB Plus with Five Year Reset II with

investment restrictions (1)

GMIB Plus with Annual Reset II without

investment restrictions (1)

GMIB Plus with Annual Reset II with

investment restrictions (1)

GMIB Plus with Annual Reset 2009 (1)

	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% 1.25% to 1.55% 0.95% to 1.40% 1.35% to 1.65% 1.05% to 1.50% 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB (1)

Joint GLWB (1)

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S.

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.05% to 2.00% NA NA 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1) GPA with 7% guarantee (1)	0.50% 0.40%	0.50% 0.40%	0.50% 0.40%	0.50% 0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 0.90%	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 1.30%	0.20% to 0.55% 0.45% to 1.30%
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%
Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider:

GMDBR80 Plus (1)

GMDBR85 Plus (1)

5% GMDBR80 Plus (1)

5% GMDBR85 Plus (1)

Annual Reset Death Benefit Rider:

ARDBR (1)

ARDBR II at issue ages through 74 (1)

ARDBR II at issue ages 75 through 78 (1)

ARDBR 2009 (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus death benefit (1)

	0.10% to 0.25% NA 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% 0.95% to 1.00% 1.10% to 1.15% 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% NA 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%	0.10% to 0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 0.60% NA NA 1.00% to 1.40% 0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71

through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)

This annual charge is the following percentage of guaranteed income base:

GMIB (1)

GMIB Plus (1)

GMIB Plus with Five Year Reset (1)

GMIB Plus with Annual Reset (1)

GMIB Plus with Five Year Reset II without investment restrictions (1)

GMIB Plus with Five Year Reset II with investment restrictions (1)

GMIB Plus with Annual Reset II without investment restrictions (1)

GMIB Plus with Annual Reset II with investment restrictions (1)

GMIB Plus with Annual Reset 2009 (1)

	0.45% 0.55% 0.55% 0.70% 1.25% to 1.55% 0.95% to 1.40% 1.35% to 1.65% 1.05% to 1.50% 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50%	0.45% 0.55% 0.55% 0.70% NA NA NA NA 1.15% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB (1)

Joint GLWB (1)

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.05% to 2.00% NA NA 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% NA NA 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1) GPA with 7% guarantee (1)	0.50% 0.40%	0.50% 0.40%	0.50% 0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.20% to 0.55% 0.45% to 0.90%	0.25% to 0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%
Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider:

GMDBR80 Plus (1)

GMDBR85 Plus (1)

5% GMDBR80 Plus (1)

5% GMDBR85 Plus (1)

Annual Reset Death Benefit Rider:

ARDBR 2009 (1)

ARDBR 2008 at issue ages through 74 (1)

ARDBR 2008 at issue ages 75 through 78 (1)

ARDBR (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus death benefit (1)

	0.25% NA 0.25% to 0.30% 0.45% 0.45% 0.70% 1.00% to 1.40% 0.95% to 1.00% 1.10% to 1.15% 0.60% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.65% to 1.50% 0.25% to 0.30% 0.45% 0.45% 0.70% 1.00% to 1.40% 0.95% to 1.00% 1.10% to 1.15% 0.60% 0.10% 0.25% 0.45% to 0.90%	0.25% NA NA NA 0.45% NA NA NA NA NA 0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)

This annual charge is the following percentage of guaranteed income base:

GMIB Plus with Annual Reset 2009 (1)

GMIB Plus with Annual Reset 2008 without investment

restrictions (1)

GMIB Plus with Annual Reset 2008 with investment

restrictions (1)

GMIB Plus with Annual Reset (1)

	1.15% to 1.50% 1.35% to 1.65% 1.05% to 1.50% 0.70%	1.15% to 1.50% 1.35% to 1.65% 1.05% to 1.50% 0.70%	NA NA NA NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) These annual charges are the following percentage of your GLWB base:
GLWB (1) Joint GLWB (1) GLWB 2011 (1) Joint GLWB 2011 (1) GLWB 2012 (1) Joint GLWB 2012 (1) GLWB Plus Joint GLWB Plus GLWB Preferred I.S. Joint GLWB Preferred I.S	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.55% 0.45% to 0.90%	0.55% 0.45% to 1.30%	0.55% 0.45% to 0.90%
(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%
Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider:

5% GMDBR80 Plus (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus

death benefit (1)

	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB (1)

Joint GLWB (1)

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% NA NA NA NA	0.95% to 2.00% 1.05% to 2.00% 0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%
Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10
Sales Charge made from purchase payments	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Guaranteed Minimum Death Benefit Rider

5% GMDBR80 Plus (1)

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

Premium Protection Plus or Joint Premium Protection Plus death benefit (1)

	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%	0.25% 0.65% to 1.50% 0.45% 0.10% 0.25% 0.45% to 0.90%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB 2011 (1)

Joint GLWB 2011 (1)

GLWB 2012 (1)

Joint GLWB 2012 (1)

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	0.95% to 2.00% 1.20% to 2.40% 1.05% to 2.10% 1.35% to 2.70% 0.95% to 2.00% 1.25% to 2.50% 0.95% to 2.00% 1.25% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP (1) GPP 2012	0.55% 0.45% to 1.30%	0.55% 0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Select 7	ONcore Select 4
Mortality and Expense Risk Fees	1.15%	1.15% to 1.55%
Administrative Expenses	0.25%	0.25%
Total expenses	1.40%	1.40% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10
Sales Charge made from purchase payments	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits

These annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-up Death Benefit

Combo Death Benefit

Premium Protection or Joint Premium Protection death benefit:

Issue ages through 70

Issue ages 71 through 75

	0.25% 0.65% to 1.50% 0.10% 0.25%	0.25% 0.65% to 1.50% 0.10% 0.25%
Optional Enhanced Death Benefit (“GEB”)

These annual charges are the following percentages of average variable account value:

GEB at (issue ages through 70) / (issue ages 71 through 75)

GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

	0.15% / 0.30% 0.30% / 0.60%	0.15% / 0.30% 0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)

These annual charges are the following percentage of your GLWB base:

GLWB Plus

Joint GLWB Plus

GLWB Preferred I.S.

Joint GLWB Preferred I.S

Income Opportunity GLWB

Income Opportunity GLWB (Joint Life)

	1.05% to 2.10% 1.35% to 2.70% 1.20% to 2.00% 1.40% to 2.50% 1.20% to 2.50% 1.50% to 3.00%	1.05% to 2.10% 1.35% to 2.70% 1.20% to 2.00% 1.40% to 2.50% 1.20% to 2.50% 1.50% to 3.00%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount: GPP 2012	0.65% to 1.30%	0.65% to 1.30%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

The COVID-19 virus pandemic has continued to significantly impact the global economy and the market environment. Liquidity and performance of the subaccounts may be negatively impacted as a result of ongoing economic uncertainties caused by the pandemic. The values of the subaccounts in future financial statements may differ significantly from those presented for this period end.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the fund shares held in the Account or on capital gains realized by the Account upon redemption of the fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers, Replacements, and Other Significant Transactions

Effective December 4, 2020 the U.S. Small-Mid Cap Equity of the Lazard Retirement Series, Inc. – Service Shares issued a reverse share split (1:2 split ratio).

Effective December 4, 2020, the ON Conservative Model of the Ohio National Fund Inc. merged into the ON Moderately Conservative Model of the Ohio National Fund Inc.

Effective May 29, 2020, the ON Foreign of the Ohio National Fund Inc. merged into the ON BlackRock Advantage International Equity of the Ohio National Fund Inc.

Effective December 27, 2019 the U.S. Equity Select of the Lazard Retirement Series, Inc. – Service Shares liquidated. The value on the day of liquidation was moved to the VIP Government Money Market of the Fidelity® Variable Insurance Products Fund - Service Class.

Effective May 1, 2019, the ON Equity and ON Capital Appreciation of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Large Cap Core of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ClearBridge Small Cap of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Small Cap Growth of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ICON Balanced of the Ohio National Fund Inc. merged into the ON BlackRock Balanced Allocation of the Ohio National Fund Inc.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

	Purchases	Sales
ONFI - ON Bond Subaccount	$38,783,874	$42,247,077
ONFI - ON BlackRock Balanced Allocation Subaccount	45,747,808	121,587,314
ONFI - ON BlackRock Advantage International Equity Subaccount	43,617,437	25,391,749
ONFI - ON Foreign Subaccount	1,861,838	36,335,533
ONFI - ON Janus Henderson Forty Subaccount	6,551,076	19,650,933
ONFI - ON Janus Henderson Venture Subaccount	7,470,361	20,501,720
ONFI - ON Janus Henderson Enterprise Subaccount	2,899,946	11,331,952
ONFI - ON S&P 500® Index Subaccount	60,811,855	109,976,581
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	4,733,555	12,006,755
ONFI - ON Federated High Income Bond Subaccount	7,182,630	17,154,153
ONFI - ON Nasdaq-100® Index Subaccount	49,884,123	94,331,147
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	5,432,304	46,039,123
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	4,339,012	24,305,760
ONFI - ON S&P MidCap 400® Index Subaccount	6,856,239	12,114,823
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	4,025,037	5,950,256
ONFI - ON Risk Managed Balanced Subaccount	63,416,558	93,133,025
ONFI - ON Federated Core Plus Bond Subaccount	57,000	10
ONFI - ON Conservative Model Subaccount	14,976,933	95,448,609
ONFI - ON Moderately Conservative Model Subaccount	90,052,649	36,342,266
ONFI - ON Balanced Model Subaccount	35,824,317	154,312,136
ONFI - ON Moderate Growth Model Subaccount	16,379,703	256,515,472
ONFI - ON Growth Model Subaccount	5,765,669	66,640,100
FIDI - VIP Growth Subaccount	118,715	93,265
FIDI - VIP Equity-Income Subaccount	43,389	17,885
FIDI - VIP High Income Subaccount	862	4,628
FIDS - VIP Government Money Market Subaccount	202,070,581	161,897,699
FID2 - VIP Mid Cap Subaccount	14,809,938	53,078,079
FID2 - VIP Contrafund® Subaccount	28,387,069	105,037,979
FID2 - VIP Growth Subaccount	25,365,168	37,308,395
FID2 - VIP Equity-Income Subaccount	18,068,327	24,512,965
FID2 - VIP Real Estate Subaccount	6,788,330	8,622,558
FID2 - VIP Target Volatility Subaccount	17,042,207	49,145,350
JASI - Janus Henderson Research Subaccount	453,260	777,871
JASI - Janus Henderson Overseas Subaccount	38,085	111,867
JASI - Janus Henderson Global Research Subaccount	137,327	281,764
JASI - Janus Henderson Balanced Subaccount	205,086	658,202
JASS - Janus Henderson Research Subaccount	3,784,291	6,664,513
JASS - Janus Henderson Global Research Subaccount	5,056,771	7,577,822
JASS - Janus Henderson Balanced Subaccount	63,515,646	78,631,031
JASS - Janus Henderson Overseas Subaccount	11,435,067	29,876,714
JASS - Janus Henderson U.S. Low Volatility Subaccount	151,471,590	189,184,109
JASS - Janus Henderson Flexible Bond Subaccount	16,487,527	13,340,161
LEGI - ClearBridge Variable Dividend Strategy Subaccount	7,391,450	11,018,170
LEGI - ClearBridge Variable Large Cap Value Subaccount	18,154,077	14,665,470
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	129,147,242	166,606,696
LEG2 - Western Asset Core Plus VIT Subaccount	16,325,045	14,434,780
WFVT - Opportunity Subaccount	282,587	336,087
WFVT - Discovery Subaccount	335,139	322,940
MSVI - VIF Core Plus Fixed Income Subaccount	185,755	97,640
MSVI - VIF U.S. Real Estate Subaccount	165,595	126,743
MSV2 - VIF Core Plus Fixed Income Subaccount	17,238,290	21,590,234
MSV2 - VIF U.S. Real Estate Subaccount	13,126,862	12,184,545
MSV2 - VIF Growth Subaccount	54,591,789	67,790,935
GSVI - Large Cap Value Subaccount	7,296,450	13,630,867
GSVI - U.S. Equity Insights Subaccount	2,279,298	5,134,220
GSVI - Strategic Growth Subaccount	1,952,461	2,546,105
GSVS - Large Cap Value Subaccount	5,038,022	7,086,835

	Purchases	Sales
GSVS - U.S. Equity Insights Subaccount	$1,810,529	$5,350,914
GSVS - Strategic Growth Subaccount	3,946,583	8,623,753
GSVS - Global Trends Allocation Subaccount	10,638,162	24,647,696
LAZS - Emerging Markets Equity Subaccount	22,563,965	33,549,519
LAZS - U.S. Small-Mid Cap Equity Subaccount	5,200,779	7,445,436
LAZS - International Equity Subaccount	11,158,770	19,648,317
LAZS - Global Dynamic Multi-Asset Subaccount	25,483,172	61,993,896
PRS2 - Jennison 20/20 Focus Subaccount	2,490,861	19,793,273
PRS2 - Jennison Subaccount	9,766,235	20,777,863
JPMI - Small Cap Core Subaccount	10,375,831	15,155,421
JPMI - Mid Cap Value Subaccount	30,650,145	38,492,452
ABVB - VPS Growth & Income Subaccount	2,149,229	6,540,656
ABVB - VPS Small Cap Growth Subaccount	11,545,331	14,403,347
ABVB - VPS Dynamic Asset Allocation Subaccount	8,965,580	34,135,899
ABVB - VPS Global Risk Allocation-Moderate Subaccount	9,793,223	13,296,629
MFSI - New Discovery Subaccount	8,587,967	9,696,381
MFSI - Mid Cap Growth Subaccount	17,815,230	17,476,937
MFSI - Total Return Subaccount	18,657,398	29,248,849
MFS2 - Massachusetts Investors Growth Stock Subaccount	3,984,366	9,911,541
PVIA - Real Return Subaccount	31,188,467	46,164,054
PVIA - Total Return Subaccount	134,461,027	122,469,209
PVIA - Global Bond Opportunities Subaccount	6,084,232	14,617,768
PVIA - CommodityRealReturn® Strategy Subaccount	3,232,854	3,525,934
PVIA - Global Diversified Allocation Subaccount	110,307,250	112,821,060
PVIA - Short-Term Subaccount	56,286,172	48,099,298
PVIA - Low Duration Subaccount	26,564,671	19,470,863
CALI - VP S&P 500 Index Subaccount	7,858	19,199
BNYS - Appreciation Subaccount	6,510,661	6,639,742
ROYI - Small-Cap Subaccount	16,860,110	19,190,334
ROYI - Micro-Cap Subaccount	3,915,314	12,149,995
AIMI - Invesco V.I. Comstock Series I Subaccount	1,133	1,542
AIMI - Invesco V.I. International Growth Series II Subaccount	10,603,449	11,846,032
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	65,534,007	74,516,790
NBAS - AMT Mid Cap Intrinsic Value Subaccount	7,525,077	11,236,139
FRT2 - Franklin Income VIP Subaccount	7,191,066	13,382,618
FRT2 - Franklin Flex Cap Growth VIP Subaccount	4,861,871	4,388,713
FRT2 - Templeton Foreign VIP Subaccount	3,969,165	8,094,911
FRT5 - Franklin VolSmart Allocation VIP Subaccount	26,652,078	41,714,318
FRT4 - Franklin Income VIP Subaccount	13,689,544	18,534,316
FRT4 - Franklin Flex Cap Growth VIP Subaccount	5,913,023	8,110,743
FRT4 - Templeton Foreign VIP Subaccount	9,394,755	11,663,902
FRT4 - Franklin Allocation VIP Subaccount	9,103,112	5,482,612
FEDS - Kaufmann Fund II Service Shares Subaccount	16,505,146	24,599,318
FEDS - Managed Volatility Fund II Primary Shares Subaccount	29,510,940	67,845,227
FEDS - Managed Volatility Fund II Service Shares Subaccount	2,226,835	5,799,097
IVYV - VIP Asset Strategy Subaccount	9,278,297	25,671,361
IVYV - VIP Natural Resources Subaccount	4,922,695	6,389,353
IVYV - VIP Science and Technology Subaccount	27,356,214	34,372,477
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	25,584,213	55,354,109
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	25,715,020	80,983,636
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	21,751,554	73,373,040
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	6,417,838	9,476,939
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	5,240,757	13,558,948
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	3,624,551	8,363,686

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners' equity for contracts in the accumulation period only, and excludes the portion of contract owners' equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owners’ Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Equity Subaccount (note 4)	2018	7,956,835	$11.63 to $16.18	$112,802,345	0.65% to 1.80%	-15.36% to -14.38%	0.00%
ONFI - ON Equity Subaccount (note 4)	2017	9,054,104	$13.59 to $19.11	$150,707,561	0.65% to 1.80%	12.64% to 13.92%	0.00%
ONFI - ON Equity Subaccount (note 4)	2016	37,369,931	$11.93 to $16.97	$527,646,464	0.65% to 1.80%	10.72% to 11.98%	0.00%
ONFI - ON Bond Subaccount	2020	5,811,756	$13.87 to $17.80	$128,901,845	0.65% to 1.70%	7.76% to 8.88%	0.69%
ONFI - ON Bond Subaccount	2019	5,979,272	$12.18 to $16.35	$122,645,696	0.65% to 1.80%	12.70% to 13.99%	2.18%
ONFI - ON Bond Subaccount	2018	6,730,595	$10.81 to $14.34	$121,940,952	0.65% to 1.80%	-4.80% to -3.70%	0.00%
ONFI - ON Bond Subaccount	2017	7,943,054	$11.36 to $14.90	$151,580,255	0.65% to 1.80%	4.30% to 5.48%	0.00%
ONFI - ON Bond Subaccount	2016	7,694,283	$10.89 to $14.12	$140,264,997	0.65% to 1.80%	5.99% to 7.20%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2020	20,012,773	$22.24 to $28.60	$493,809,933	0.65% to 1.80%	13.60% to 14.90%	0.19%
ONFI - ON BlackRock Balanced Allocation Subaccount	2019	23,328,279	$19.58 to $24.89	$503,637,178	0.65% to 1.80%	27.01% to 28.46%	1.46%
ONFI - ON BlackRock Balanced Allocation Subaccount	2018	2,299,690	$15.42 to $19.38	$39,682,933	0.65% to 1.80%	-16.09% to -15.13%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2017	2,447,963	$18.37 to $22.83	$50,385,326	0.65% to 1.80%	18.92% to 20.28%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2016	2,358,202	$18.54 to $18.98	$41,345,070	0.65% to 1.70%	8.39% to 9.52%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2020	11,172,145	$12.57 to $15.12	$149,510,849	0.65% to 1.70%	4.95% to 6.05%	0.65%
ONFI - ON BlackRock Advantage International Equity Subaccount	2019	9,223,806	$10.53 to $11.85	$117,010,787	0.65% to 1.80%	18.58% to 19.94%	1.65%
ONFI - ON BlackRock Advantage International Equity Subaccount	2018	10,590,914	$8.88 to $9.88	$112,618,137	0.65% to 1.80%	-14.87% to -13.89%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2017	11,342,889	$10.43 to $11.48	$140,991,621	0.65% to 1.80%	24.59% to 26.01%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2016	12,735,929	$9.11 to $11.42	$126,287,790	0.65% to 1.70%	-6.47% to -5.49%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2018	2,091,687	$15.48 to $36.82	$70,768,330	0.90% to 1.80%	-15.12% to -14.36%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2017	2,422,796	$18.24 to $75.62	$96,185,705	0.90% to 1.80%	13.77% to 14.78%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2016	4,910,525	$16.03 to $19.72	$165,835,003	0.65% to 1.80%	12.63% to 13.92%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2019	2,106,234	$13.37 to $15.13	$40,851,148	0.65% to 1.70%	8.33% to 9.46%	1.52%
ONFI - ON Foreign Subaccount (note 4)	2018	2,528,491	$9.87 to $12.22	$45,089,244	0.65% to 1.80%	-17.12% to -16.17%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2017	3,105,100	$11.92 to $14.57	$66,482,352	0.65% to 1.80%	17.73% to 19.07%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2016	3,093,223	$10.12 to $12.24	$56,056,974	0.65% to 1.80%	-9.17% to -8.14%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2020	1,894,751	$48.32 to $51.71	$56,142,659	0.65% to 1.70%	35.56% to 36.98%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2019	2,454,905	$28.79 to $37.75	$53,066,610	0.65% to 1.80%	32.50% to 34.01%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2018	2,774,464	$21.73 to $28.17	$45,215,627	0.65% to 1.80%	3.35% to 4.53%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2017	3,028,761	$21.02 to $26.95	$46,990,377	0.65% to 1.80%	25.43% to 26.85%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2016	3,099,352	$16.76 to $21.24	$38,344,098	0.65% to 1.80%	1.62% to 2.78%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2020	2,590,753	$31.74 to $48.09	$76,892,457	0.65% to 1.80%	31.66% to 33.17%	0.12%
ONFI - ON Janus Henderson Venture Subaccount	2019	3,149,511	$24.10 to $36.12	$70,813,656	0.65% to 1.80%	26.33% to 27.78%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2018	3,608,993	$19.08 to $28.26	$63,933,832	0.65% to 1.80%	-8.03% to -6.97%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2017	4,391,117	$20.75 to $30.38	$83,139,273	0.65% to 1.80%	21.79% to 23.18%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2016	12,950,115	$17.03 to $24.67	$196,710,092	0.65% to 1.80%	4.52% to 5.71%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2020	1,252,868	$30.24 to $34.54	$54,647,728	0.65% to 1.70%	17.15% to 18.38%	0.08%
ONFI - ON Janus Henderson Enterprise Subaccount	2019	1,484,624	$25.54 to $29.49	$54,969,775	0.65% to 1.70%	34.29% to 35.69%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2018	1,788,961	$16.86 to $18.83	$49,098,949	0.65% to 1.80%	-4.93% to -3.84%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2017	2,042,775	$17.74 to $19.58	$58,616,552	0.65% to 1.80%	24.86% to 26.28%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2016	2,284,420	$14.21 to $15.50	$52,299,928	0.65% to 1.80%	-0.22% to 0.92%	0.00%
ONFI - ON S&P 500® Index Subaccount	2020	14,090,354	$28.16 to $31.65	$517,351,185	0.65% to 1.80%	15.90% to 17.23%	0.39%
ONFI - ON S&P 500® Index Subaccount	2019	15,658,273	$24.30 to $27.00	$493,359,658	0.65% to 1.80%	28.66% to 30.12%	1.27%
ONFI - ON S&P 500® Index Subaccount	2018	18,221,038	$18.88 to $20.75	$443,087,751	0.65% to 1.80%	-6.47% to -5.40%	0.00%
ONFI - ON S&P 500® Index Subaccount	2017	20,407,923	$20.19 to $21.93	$526,571,444	0.65% to 1.80%	19.24% to 20.60%	0.00%
ONFI - ON S&P 500® Index Subaccount	2016	34,833,524	$16.93 to $18.18	$745,884,048	0.65% to 1.80%	9.49% to 10.74%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2020	2,378,653	$19.35 to $19.61	$52,717,718	0.65% to 1.80%	1.82% to 2.99%	0.93%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2019	2,769,865	$19.00 to $19.04	$59,755,905	0.65% to 1.80%	17.10% to 18.44%	2.92%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2018	3,315,187	$16.08 to $16.23	$60,708,204	0.65% to 1.80%	-10.07% to -9.04%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2017	4,837,144	$17.67 to $18.05	$97,371,977	0.65% to 1.80%	12.60% to 13.88%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2016	25,683,749	$15.52 to $16.03	$458,360,181	0.65% to 1.80%	8.92% to 10.16%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2020	2,399,072	$14.92 to $22.90	$67,173,205	0.65% to 1.80%	4.38% to 5.57%	1.53%
ONFI - ON Federated High Income Bond Subaccount	2019	2,784,897	$14.29 to $21.69	$74,403,619	0.65% to 1.80%	13.25% to 14.54%	4.09%
ONFI - ON Federated High Income Bond Subaccount	2018	3,180,958	$12.62 to $18.94	$74,641,318	0.65% to 1.80%	-4.97% to -3.88%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2017	3,961,396	$13.28 to $19.70	$97,288,621	0.65% to 1.80%	5.08% to 6.27%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2016	12,758,128	$12.64 to $18.54	$291,735,298	0.65% to 1.80%	12.39% to 13.67%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2018	1,526,310	$14.94 to $23.99	$62,730,710	0.65% to 1.80%	-10.82% to -9.80%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2017	1,963,553	$16.76 to $26.59	$90,336,247	0.65% to 1.80%	10.23% to 11.48%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2016	6,330,937	$15.20 to $23.85	$260,437,330	0.65% to 1.80%	25.76% to 27.20%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2020	7,542,768	$49.90 to $73.50	$215,026,200	0.65% to 1.80%	45.70% to 47.36%	0.17%
ONFI - ON Nasdaq-100® Index Subaccount	2019	9,690,367	$34.25 to $49.88	$189,407,444	0.65% to 1.80%	36.40% to 37.96%	0.51%
ONFI - ON Nasdaq-100® Index Subaccount	2018	11,753,536	$25.11 to $36.15	$168,122,868	0.65% to 1.80%	-2.19% to -1.07%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2017	13,109,700	$25.67 to $36.54	$189,411,087	0.65% to 1.80%	30.07% to 31.55%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2016	12,221,502	$19.74 to $27.78	$135,017,949	0.65% to 1.80%	4.81% to 6.01%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2020	6,243,752	$29.93 to $32.49	$225,309,336	0.65% to 1.70%	15.58% to 16.79%	0.19%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2019	7,480,457	$22.50 to $25.63	$232,580,794	0.65% to 1.80%	31.24% to 32.74%	1.07%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2018	1,693,445	$17.15 to $19.31	$40,223,709	0.65% to 1.80%	-19.43% to -18.50%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2017	2,153,434	$21.28 to $23.69	$63,050,935	0.65% to 1.80%	23.60% to 25.00%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2016	8,282,736	$17.22 to $18.95	$194,339,676	0.65% to 1.80%	9.80% to 11.05%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2020	2,663,603	$25.87 to $34.03	$90,278,528	0.65% to 1.80%	31.96% to 33.47%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2019	3,409,099	$19.60 to $25.50	$87,079,030	0.65% to 1.80%	31.70% to 33.20%	0.10%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2018	1,112,891	$19.14 to $19.73	$21,369,177	0.65% to 1.70%	-6.77% to -5.80%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2017	1,367,721	$20.32 to $21.17	$28,032,135	0.65% to 1.70%	19.55% to 20.79%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2016	5,067,518	$13.38 to $16.82	$86,942,128	0.65% to 1.80%	2.69% to 3.87%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2018	26,655,662	$12.47 to $15.61	$441,868,252	0.65% to 1.80%	-12.17% to -11.16%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2017	29,490,153	$14.20 to $17.57	$555,066,632	0.65% to 1.80%	8.97% to 10.21%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2016	52,252,447	$13.03 to $15.94	$921,117,119	0.65% to 1.80%	2.73% to 3.91%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2020	2,532,508	$20.26 to $20.65	$52,857,718	0.65% to 1.80%	11.32% to 12.59%	0.16%
ONFI - ON S&P MidCap 400® Index Subaccount	2019	2,775,998	$18.20 to $18.34	$51,585,721	0.65% to 1.80%	23.36% to 24.76%	0.86%
ONFI - ON S&P MidCap 400® Index Subaccount	2018	3,116,309	$14.70 to $14.75	$46,518,190	0.65% to 1.80%	-13.03% to -12.03%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2017	3,235,640	$16.71 to $16.96	$54,838,634	0.65% to 1.80%	13.44% to 14.73%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON S&P MidCap 400® Index Subaccount	2016	2,870,108	$14.57 to $14.95	$42,538,926	0.65% to 1.80%	7.55% to 8.78%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2020	523,612	$35.75 to $40.49	$17,331,644	0.65% to 1.70%	31.72% to 33.10%	0.21%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2019	601,030	$23.96 to $26.86	$15,053,523	0.65% to 1.80%	36.23% to 37.78%	0.43%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2018	752,037	$17.59 to $19.50	$13,750,634	0.65% to 1.80%	-16.40% to -15.44%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2017	865,290	$21.04 to $23.05	$18,825,228	0.65% to 1.80%	27.42% to 28.87%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2016	6,413,652	$16.51 to $17.89	$110,068,598	0.65% to 1.80%	5.84% to 7.05%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2020	23,713,458	$17.57 to $18.95	$430,073,601	0.65% to 1.80%	19.99% to 21.36%	0.28%
ONFI - ON Risk Managed Balanced Subaccount	2019	26,043,977	$14.64 to $15.62	$391,620,897	0.65% to 1.80%	22.95% to 24.35%	1.09%
ONFI - ON Risk Managed Balanced Subaccount	2018	27,722,497	$11.91 to $12.56	$337,254,864	0.65% to 1.80%	-2.53% to -1.41%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2017	26,903,101	$12.22 to $12.74	$334,097,796	0.65% to 1.80%	15.56% to 16.87%	0.00%
ONFI - ON Risk Managed Balanced Subaccount	2016	24,661,794	$10.57 to $10.90	$263,866,076	0.65% to 1.80%	1.92% to 3.08%	0.00%
ONFI - ON Federated Core Plus Bond Subaccount	2020	5,685	$10.06	$57,198	0.90%	0.61%(c)	0.00%
ONFI - ON Conservative Model Subaccount (note 4)	2019	6,695,543	$10.99 to $11.35	$74,632,628	0.65% to 1.80%	11.18% to 12.45%	1.97%
ONFI - ON Conservative Model Subaccount (note 4)	2018	7,912,911	$9.88 to $10.09	$78,918,149	0.65% to 1.80%	-4.76% to -3.67%	0.00%
ONFI - ON Conservative Model Subaccount (note 4)	2017	9,560,415	$10.38 to $10.47	$99,607,792	0.65% to 1.80%	3.76%(a) to 4.74%(b)	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2020	24,071,217	$12.29 to $12.79	$300,547,352	0.65% to 1.70%	9.57% to 10.71%	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2019	19,643,384	$11.22 to $11.55	$222,976,961	0.65% to 1.70%	14.63% to 15.83%	1.73%
ONFI - ON Moderately Conservative Model Subaccount	2018	24,046,874	$9.78 to $9.97	$237,102,108	0.65% to 1.70%	-7.20% to -6.23%	0.00%
ONFI - ON Moderately Conservative Model Subaccount	2017	30,821,390	$10.54 to $10.63	$326,069,255	0.65% to 1.70%	5.42%(a) to 6.33%(b)	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ONFI - ON Balanced Model Subaccount	2020	87,202,936	$12.65 to $13.22	$1,125,323,198	0.65% to 1.80%	11.75% to 13.03%	0.00%
ONFI - ON Balanced Model Subaccount	2019	96,454,325	$11.32 to $11.69	$1,108,244,683	0.65% to 1.80%	17.35% to 18.69%	1.37%
ONFI - ON Balanced Model Subaccount	2018	117,600,491	$9.65 to $9.85	$1,145,446,314	0.65% to 1.80%	-9.41% to -8.37%	0.00%
ONFI - ON Balanced Model Subaccount	2017	145,873,775	$10.65 to $10.75	$1,560,463,861	0.65% to 1.80%	6.52%(a) to 7.52%(b)	0.00%
ONFI - ON Moderate Growth Model Subaccount	2020	146,543,020	$13.34 to $13.88	$1,984,731,614	0.65% to 1.70%	13.80% to 14.99%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2019	165,228,625	$11.69 to $12.07	$1,958,573,077	0.65% to 1.80%	21.62% to 23.01%	1.02%
ONFI - ON Moderate Growth Model Subaccount	2018	200,461,126	$9.61 to $9.81	$1,944,129,467	0.65% to 1.80%	-11.73% to -10.72%	0.00%
ONFI - ON Moderate Growth Model Subaccount	2017	241,934,489	$10.89 to $10.99	$2,645,167,193	0.65% to 1.80%	8.89%(a) to 9.91%(b)	0.00%
ONFI - ON Growth Model Subaccount	2020	31,323,345	$13.87 to $14.44	$441,999,343	0.65% to 1.70%	16.69% to 17.91%	0.00%
ONFI - ON Growth Model Subaccount	2019	36,006,071	$11.89 to $12.24	$433,456,101	0.65% to 1.70%	24.36% to 25.65%	0.72%
ONFI - ON Growth Model Subaccount	2018	43,969,073	$9.56 to $9.74	$423,715,805	0.65% to 1.70%	-13.06% to -12.14%	0.00%
ONFI - ON Growth Model Subaccount	2017	49,272,055	$10.99 to $11.09	$543,733,572	0.65% to 1.80%	9.87%(a) to 10.91%(b)	0.00%
FIDI - VIP Growth Subaccount	2020	19,958	$74.23	$1,481,460	1.30%	42.04%	0.07%
FIDI - VIP Growth Subaccount	2019	21,344	$52.26	$1,115,432	1.30%	32.59%	0.25%
FIDI - VIP Growth Subaccount	2018	24,578	$39.41	$968,701	1.30%	-1.46%	0.24%
FIDI - VIP Growth Subaccount	2017	26,086	$40.00	$1,043,353	1.30%	33.41%	0.21%
FIDI - VIP Growth Subaccount	2016	27,792	$29.98	$833,239	1.30%	-0.49%	0.04%
FIDI - VIP Equity-Income Subaccount	2020	18,335	$40.11	$735,451	1.30%	5.32%	1.84%
FIDI - VIP Equity-Income Subaccount	2019	18,523	$38.09	$705,477	1.30%	25.81%	2.03%
FIDI - VIP Equity-Income Subaccount	2018	21,729	$30.27	$657,806	1.30%	-9.48%	2.00%
FIDI - VIP Equity-Income Subaccount	2017	26,757	$33.44	$894,789	1.30%	11.45%	1.71%
FIDI - VIP Equity-Income Subaccount	2016	28,035	$30.01	$841,235	1.30%	16.50%	2.33%
FIDI - VIP High Income Subaccount	2020	808	$22.04	$17,812	1.30%	1.42%	4.86%
FIDI - VIP High Income Subaccount	2019	1,012	$21.73	$21,989	1.30%	13.63%	5.11%
FIDI - VIP High Income Subaccount	2018	1,435	$19.12	$27,450	1.30%	-4.53%	4.67%
FIDI - VIP High Income Subaccount	2017	2,303	$20.03	$46,129	1.30%	5.57%	5.24%
FIDI - VIP High Income Subaccount	2016	2,450	$18.98	$46,482	1.30%	13.14%	5.28%
FIDS - VIP Government Money Market Subaccount	2020	15,673,304	$8.81 to $10.26	$172,901,558	0.65% to 1.80%	-1.50% to -0.37%	0.26%
FIDS - VIP Government Money Market Subaccount	2019	11,865,260	$8.94 to $10.30	$132,646,745	0.65% to 1.80%	0.12% to 1.26%	1.89%
FIDS - VIP Government Money Market Subaccount	2018	12,513,322	$8.93 to $10.17	$138,293,008	0.65% to 1.80%	-0.25% to 0.89%	1.53%
FIDS - VIP Government Money Market Subaccount	2017	12,139,555	$8.95 to $10.08	$134,010,562	0.65% to 1.80%	-1.20% to -0.07%	0.56%
FIDS - VIP Government Money Market Subaccount	2016	14,214,571	$9.06 to $10.09	$157,917,206	0.65% to 1.80%	-1.40%(a) to -0.45%(b)	0.12%
FID2 - VIP Mid Cap Subaccount	2020	4,894,146	$19.98 to $28.61	$239,679,072	0.65% to 1.80%	15.78% to 17.10%	0.39%
FID2 - VIP Mid Cap Subaccount	2019	5,763,099	$17.26 to $24.43	$242,158,489	0.65% to 1.80%	20.99% to 22.38%	0.66%
FID2 - VIP Mid Cap Subaccount	2018	6,871,779	$14.26 to $19.97	$238,655,241	0.65% to 1.80%	-16.29% to -15.33%	0.39%
FID2 - VIP Mid Cap Subaccount	2017	8,037,236	$17.04 to $23.58	$333,170,530	0.65% to 1.80%	18.41% to 19.76%	0.50%
FID2 - VIP Mid Cap Subaccount	2016	14,188,140	$14.39 to $19.69	$482,947,309	0.65% to 1.80%	9.94% to 11.20%	0.31%
FID2 - VIP Contrafund® Subaccount	2020	11,955,988	$27.83 to $34.84	$474,887,470	0.65% to 1.80%	27.93% to 29.39%	0.08%
FID2 - VIP Contrafund® Subaccount	2019	14,154,526	$21.76 to $26.93	$436,939,131	0.65% to 1.80%	28.95% to 30.43%	0.21%
FID2 - VIP Contrafund® Subaccount	2018	16,721,749	$16.87 to $20.65	$398,230,150	0.65% to 1.80%	-8.30% to -7.25%	0.43%
FID2 - VIP Contrafund® Subaccount	2017	19,643,273	$18.40 to $22.26	$507,737,950	0.65% to 1.80%	19.44% to 20.80%	0.77%
FID2 - VIP Contrafund® Subaccount	2016	21,434,880	$15.40 to $18.43	$461,906,302	0.65% to 1.80%	5.83% to 7.03%	0.60%
FID2 - VIP Growth Subaccount	2020	3,962,550	$37.74 to $46.85	$122,093,278	0.65% to 1.80%	41.01% to 42.62%	0.04%
FID2 - VIP Growth Subaccount	2019	4,794,873	$26.77 to $32.85	$104,189,358	0.65% to 1.80%	31.61% to 33.11%	0.06%
FID2 - VIP Growth Subaccount	2018	5,829,959	$20.34 to $24.68	$95,146,026	0.65% to 1.80%	-2.20% to -1.08%	0.04%
FID2 - VIP Growth Subaccount	2017	6,396,124	$20.80 to $24.95	$105,336,562	0.65% to 1.80%	32.44% to 33.95%	0.08%
FID2 - VIP Growth Subaccount	2016	5,671,843	$15.70 to $18.62	$70,194,745	0.65% to 1.80%	-1.23% to -0.10%	0.00%
FID2 - VIP Equity-Income Subaccount	2020	5,428,713	$20.35 to $21.20	$146,645,722	0.65% to 1.80%	4.55% to 5.75%	1.63%
FID2 - VIP Equity-Income Subaccount	2019	5,993,995	$19.47 to $20.05	$153,794,232	0.65% to 1.80%	24.86% to 26.29%	1.79%
FID2 - VIP Equity-Income Subaccount	2018	6,982,348	$15.59 to $15.88	$142,780,023	0.65% to 1.80%	-10.16% to -9.13%	1.95%
FID2 - VIP Equity-Income Subaccount	2017	8,379,648	$17.35 to $17.47	$189,551,889	0.65% to 1.80%	10.66% to 11.92%	1.48%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FID2 - VIP Equity-Income Subaccount	2016	8,987,344	$15.61 to $15.68	$182,681,930	0.65% to 1.80%	15.63% to 16.95%	2.39%
FID2 - VIP Real Estate Subaccount	2020	1,887,380	$15.45 to $17.93	$32,092,304	0.65% to 1.80%	-8.44% to -7.39%	1.92%
FID2 - VIP Real Estate Subaccount	2019	2,094,535	$16.88 to $19.36	$38,608,980	0.65% to 1.80%	20.78% to 22.15%	1.49%
FID2 - VIP Real Estate Subaccount	2018	2,385,981	$13.98 to $15.85	$36,214,758	0.65% to 1.80%	-8.12% to -7.06%	2.40%
FID2 - VIP Real Estate Subaccount	2017	3,043,517	$15.21 to $17.06	$49,779,297	0.65% to 1.80%	1.94% to 3.10%	1.54%
FID2 - VIP Real Estate Subaccount	2016	9,259,897	$14.92 to $16.54	$147,960,482	0.65% to 1.80%	3.60% to 4.78%	1.28%
FID2 - VIP Target Volatility Subaccount	2020	16,038,176	$15.46 to $16.90	$256,839,848	0.65% to 1.80%	7.06% to 8.28%	1.23%
FID2 - VIP Target Volatility Subaccount	2019	18,623,615	$14.44 to $15.61	$277,315,905	0.65% to 1.80%	16.55% to 17.88%	1.32%
FID2 - VIP Target Volatility Subaccount	2018	20,879,226	$12.39 to $13.24	$265,419,013	0.65% to 1.80%	-7.66% to -6.60%	1.54%
FID2 - VIP Target Volatility Subaccount	2017	20,602,895	$13.42 to $14.18	$282,319,579	0.65% to 1.80%	14.24% to 15.54%	1.24%
FID2 - VIP Target Volatility Subaccount	2016	17,563,573	$11.74 to $12.27	$209,661,388	0.65% to 1.80%	3.20% to 4.38%	1.18%
JASI - Janus Henderson Research Subaccount	2020	125,329	$31.09 to $38.56	$4,777,806	0.90% to 1.50%	30.98% to 31.77%	0.54%
JASI - Janus Henderson Research Subaccount	2019	145,857	$23.59 to $29.44	$4,256,809	0.90% to 1.50%	33.52% to 34.31%	0.46%
JASI - Janus Henderson Research Subaccount	2018	155,083	$17.57 to $22.05	$3,380,461	0.90% to 1.50%	-4.03% to -3.45%	0.55%
JASI - Janus Henderson Research Subaccount	2017	165,632	$18.19 to $22.97	$3,753,580	0.90% to 1.50%	26.00% to 26.74%	0.38%
JASI - Janus Henderson Research Subaccount	2016	201,361	$14.36 to $18.23	$3,610,851	0.90% to 1.50%	-0.98% to -0.40%	0.53%
JASI - Janus Henderson Overseas Subaccount	2020	35,050	$29.40 to $33.63	$1,078,370	0.90% to 1.50%	14.57% to 15.26%	1.37%
JASI - Janus Henderson Overseas Subaccount	2019	37,739	$25.66 to $29.18	$1,011,635	0.90% to 1.50%	25.14% to 25.88%	1.91%
JASI - Janus Henderson Overseas Subaccount	2018	39,207	$20.50 to $23.18	$836,903	0.90% to 1.50%	-16.21% to -15.71%	1.72%
JASI - Janus Henderson Overseas Subaccount	2017	45,989	$24.47 to $27.50	$1,172,250	0.90% to 1.50%	29.19% to 29.95%	1.65%
JASI - Janus Henderson Overseas Subaccount	2016	53,941	$18.94 to $21.16	$1,061,899	0.90% to 1.50%	-7.84% to -7.29%	4.68%
JASI - Janus Henderson Global Research Subaccount	2020	72,489	$21.95 to $24.91	$1,755,251	0.90% to 1.50%	18.28% to 18.99%	0.81%
JASI - Janus Henderson Global Research Subaccount	2019	84,746	$18.45 to $21.06	$1,717,485	0.90% to 1.50%	27.14% to 27.89%	0.95%
JASI - Janus Henderson Global Research Subaccount	2018	102,227	$14.42 to $16.57	$1,613,162	0.90% to 1.50%	-8.25% to -7.70%	1.12%
JASI - Janus Henderson Global Research Subaccount	2017	110,055	$15.63 to $18.06	$1,890,541	0.90% to 1.50%	25.16% to 25.90%	0.80%
JASI - Janus Henderson Global Research Subaccount	2016	126,176	$12.41 to $14.43	$1,739,707	0.90% to 1.50%	0.56% to 1.15%	1.06%
JASI - Janus Henderson Balanced Subaccount	2020	96,651	$39.59 to $45.99	$4,287,793	0.90% to 1.50%	12.62% to 13.29%	2.42%
JASI - Janus Henderson Balanced Subaccount	2019	111,243	$34.95 to $40.84	$4,354,548	0.90% to 1.50%	20.78% to 21.50%	1.86%
JASI - Janus Henderson Balanced Subaccount	2018	131,428	$28.77 to $33.81	$4,213,380	0.90% to 1.50%	-0.82% to -0.22%	2.15%
JASI - Janus Henderson Balanced Subaccount	2017	148,108	$28.83 to $34.09	$4,803,832	0.90% to 1.50%	16.69% to 17.38%	1.58%
JASI - Janus Henderson Balanced Subaccount	2016	190,919	$24.56 to $29.22	$5,312,875	0.90% to 1.50%	3.06% to 3.67%	2.20%
JASS - Janus Henderson Research Subaccount	2020	1,241,127	$38.35 to $38.88	$28,365,934	0.65% to 1.70%	30.35% to 31.72%	0.35%
JASS - Janus Henderson Research Subaccount	2019	1,496,950	$24.02 to $29.52	$26,155,997	0.65% to 1.80%	32.83% to 34.35%	0.30%
JASS - Janus Henderson Research Subaccount	2018	1,758,699	$18.09 to $21.97	$22,969,746	0.65% to 1.80%	-4.57% to -3.47%	0.36%
JASS - Janus Henderson Research Subaccount	2017	1,966,160	$18.95 to $22.76	$26,911,347	0.65% to 1.80%	25.31% to 26.73%	0.25%
JASS - Janus Henderson Research Subaccount	2016	2,085,212	$15.12 to $17.96	$22,593,390	0.65% to 1.80%	-1.50% to -0.38%	0.38%
JASS - Janus Henderson Global Research Subaccount	2020	2,141,272	$23.59 to $25.87	$32,281,180	0.65% to 1.70%	17.75% to 18.99%	0.65%
JASS - Janus Henderson Global Research Subaccount	2019	2,459,764	$19.82 to $21.97	$31,207,707	0.65% to 1.70%	26.56% to 27.88%	0.84%
JASS - Janus Henderson Global Research Subaccount	2018	3,003,268	$15.50 to $17.36	$29,880,132	0.65% to 1.70%	-8.65% to -7.69%	0.97%
JASS - Janus Henderson Global Research Subaccount	2017	3,258,742	$16.79 to $19.00	$34,853,240	0.65% to 1.70%	24.57% to 25.87%	0.69%
JASS - Janus Henderson Global Research Subaccount	2016	3,404,625	$13.34 to $15.25	$28,795,837	0.65% to 1.70%	0.12% to 1.16%	0.94%
JASS - Janus Henderson Balanced Subaccount	2020	12,793,746	$20.65 to $30.22	$387,315,582	0.65% to 1.80%	12.01% to 13.29%	2.07%
JASS - Janus Henderson Balanced Subaccount	2019	13,594,398	$18.44 to $26.67	$364,957,042	0.65% to 1.80%	20.11% to 21.48%	1.65%
JASS - Janus Henderson Balanced Subaccount	2018	13,684,140	$15.35 to $21.96	$303,918,063	0.65% to 1.80%	-1.35% to -0.22%	1.79%
JASS - Janus Henderson Balanced Subaccount	2017	10,334,850	$15.56 to $22.00	$234,141,172	0.65% to 1.80%	16.05% to 17.37%	1.48%
JASS - Janus Henderson Balanced Subaccount	2016	7,663,303	$13.41 to $18.75	$153,099,976	0.65% to 1.80%	2.48% to 3.65%	1.93%
JASS - Janus Henderson Overseas Subaccount	2020	8,172,965	$11.36 to $14.53	$126,230,208	0.65% to 1.70%	14.08% to 15.27%	1.20%
JASS - Janus Henderson Overseas Subaccount	2019	9,502,033	$9.96 to $12.61	$128,021,935	0.65% to 1.70%	24.59% to 25.89%	1.79%
JASS - Janus Henderson Overseas Subaccount	2018	11,675,138	$7.99 to $10.02	$126,065,552	0.65% to 1.70%	-16.56% to -15.69%	1.64%
JASS - Janus Henderson Overseas Subaccount	2017	12,619,462	$8.10 to $11.88	$163,124,694	0.65% to 1.80%	28.50% to 29.96%	1.58%
JASS - Janus Henderson Overseas Subaccount	2016	14,238,924	$6.31 to $9.14	$142,633,413	0.65% to 1.80%	-8.36% to -7.31%	4.66%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
JASS - Janus Henderson U.S. Low Volatility Subaccount	2020	43,214,609	$20.98 to $23.05	$941,143,593	0.65% to 1.80%	1.67% to 2.84%	1.97%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2019	48,370,425	$20.64 to $22.41	$1,031,118,241	0.65% to 1.80%	25.78% to 27.22%	1.63%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2018	57,058,389	$16.41 to $17.62	$962,003,164	0.65% to 1.80%	-6.28% to -5.20%	1.71%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2017	61,694,945	$17.51 to $18.58	$1,104,729,043	0.65% to 1.80%	13.41% to 14.70%	1.39%
JASS - Janus Henderson U.S. Low Volatility Subaccount	2016	58,730,333	$15.44 to $16.20	$923,065,381	0.65% to 1.80%	7.77% to 9.00%	1.55%
JASS - Janus Henderson Flexible Bond Subaccount	2020	3,498,166	$11.27 to $11.96	$40,457,917	0.65% to 1.70%	8.40% to 9.54%	2.40%
JASS - Janus Henderson Flexible Bond Subaccount	2019	3,266,770	$10.35 to $10.92	$34,708,912	0.65% to 1.80%	7.35% to 8.57%	2.88%
JASS - Janus Henderson Flexible Bond Subaccount	2018	3,254,479	$9.64 to $10.05	$32,031,223	0.65% to 1.80%	-3.04% to -1.93%	2.67%
JASS - Janus Henderson Flexible Bond Subaccount	2017	3,171,436	$9.95 to $10.25	$32,014,838	0.65% to 1.80%	1.53% to 2.69%	2.56%
JASS - Janus Henderson Flexible Bond Subaccount	2016	2,820,278	$9.80 to $9.98	$27,889,934	0.65% to 1.80%	0.41% to 1.56%	2.74%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2020	1,552,630	$24.71 to $27.47	$50,703,711	0.65% to 1.80%	5.76% to 6.97%	1.46%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2019	1,698,585	$23.36 to $25.68	$52,063,720	0.65% to 1.80%	29.26% to 30.74%	1.49%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2018	1,875,836	$18.08 to $19.64	$44,052,911	0.65% to 1.80%	-6.55% to -5.48%	1.48%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2017	2,142,965	$19.34 to $20.78	$53,609,838	0.65% to 1.80%	17.07% to 18.41%	1.45%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2016	2,264,364	$16.52 to $17.55	$48,072,494	0.65% to 1.80%	12.96% to 14.25%	2.14%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2020	2,529,555	$21.90 to $24.50	$84,553,087	0.65% to 1.80%	3.38% to 4.57%	1.41%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2019	2,710,961	$21.18 to $23.43	$87,173,697	0.65% to 1.80%	26.60% to 28.05%	1.73%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2018	2,976,367	$16.73 to $18.30	$75,054,787	0.65% to 1.80%	-10.49% to -9.47%	1.47%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2017	3,317,679	$18.69 to $20.21	$93,275,946	0.65% to 1.80%	12.81% to 14.10%	1.42%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2016	3,141,208	$16.57 to $17.71	$77,894,387	0.65% to 1.80%	11.00% to 12.27%	1.57%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2020	80,213,611	$12.55 to $13.90	$1,046,791,244	0.65% to 1.80%	-9.68% to -8.64%	1.91%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2019	83,430,818	$13.89 to $15.21	$1,199,930,487	0.65% to 1.80%	13.81% to 15.11%	2.23%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2018	94,229,918	$12.21 to $13.21	$1,185,120,871	0.65% to 1.80%	-8.70% to -7.65%	1.74%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	103,035,429	$13.37 to $14.31	$1,412,791,784	0.65% to 1.80%	12.06% to 13.33%	1.47%
LEGI - QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	114,673,244	$11.93 to $12.63	$1,396,815,548	0.65% to 1.80%	-1.97% to -0.85%	1.01%
LEG2 - Western Asset Core Plus VIT Subaccount	2020	4,018,944	$11.59 to $12.37	$47,999,107	0.65% to 1.80%	7.12% to 8.35%	1.94%
LEG2 - Western Asset Core Plus VIT Subaccount	2019	3,905,384	$10.82 to $11.41	$43,300,336	0.65% to 1.80%	9.84% to 11.10%	4.33%
LEG2 - Western Asset Core Plus VIT Subaccount	2018	4,111,104	$9.85 to $10.27	$41,291,997	0.65% to 1.80%	-4.37% to -3.27%	3.33%
LEG2 - Western Asset Core Plus VIT Subaccount	2017	4,353,948	$10.31 to $10.62	$45,487,908	0.65% to 1.80%	3.83% to 5.01%	1.27%
LEG2 - Western Asset Core Plus VIT Subaccount	2016	50,186,900	$9.93 to $10.12	$502,299,640	0.65% to 1.80%	2.33% to 3.50%	2.75%
WFVT - Opportunity Subaccount	2020	83,218	$48.47 to $48.58	$4,183,264	0.90% to 1.50%	19.21% to 19.92%	0.43%
WFVT - Opportunity Subaccount	2019	90,850	$40.42 to $40.75	$3,816,035	0.90% to 1.50%	29.52% to 30.29%	0.28%
WFVT - Opportunity Subaccount	2018	96,396	$31.02 to $31.47	$3,125,086	0.90% to 1.50%	-8.53% to -7.98%	0.19%
WFVT - Opportunity Subaccount	2017	102,847	$33.71 to $34.40	$3,635,380	0.90% to 1.50%	18.66% to 19.37%	0.68%
WFVT - Opportunity Subaccount	2016	108,233	$28.24 to $28.99	$3,216,137	0.90% to 1.50%	10.57% to 11.23%	2.00%
WFVT - Discovery Subaccount	2020	69,306	$50.34 to $74.11	$5,074,763	0.90% to 1.50%	60.24% to 61.20%	0.00%
WFVT - Discovery Subaccount	2019	74,322	$31.23 to $46.25	$3,388,674	0.90% to 1.50%	36.97% to 37.78%	0.00%
WFVT - Discovery Subaccount	2018	88,994	$22.67 to $33.77	$2,973,872	0.90% to 1.50%	-8.44% to -7.90%	0.00%
WFVT - Discovery Subaccount	2017	96,398	$24.61 to $36.88	$3,517,674	0.90% to 1.50%	27.23% to 27.98%	0.00%
WFVT - Discovery Subaccount	2016	110,575	$19.23 to $28.99	$3,166,261	0.90% to 1.50%	6.05% to 6.69%	0.00%
MSVI - VIF Core Plus Fixed Income Subaccount	2020	21,166	$21.42 to $23.96	$460,864	0.90% to 1.40%	6.31% to 6.83%	2.79%
MSVI - VIF Core Plus Fixed Income Subaccount	2019	17,225	$20.15 to $22.43	$356,264	0.90% to 1.40%	9.35% to 9.89%	4.10%
MSVI - VIF Core Plus Fixed Income Subaccount	2018	21,169	$18.43 to $20.41	$398,439	0.90% to 1.40%	-2.03% to -1.54%	2.52%
MSVI - VIF Core Plus Fixed Income Subaccount	2017	33,088	$18.81 to $20.73	$632,145	0.90% to 1.40%	4.78% to 5.30%	3.21%
MSVI - VIF Core Plus Fixed Income Subaccount	2016	42,297	$17.95 to $19.69	$769,219	0.90% to 1.40%	4.65% to 5.16%	2.12%
MSVI - VIF U.S. Real Estate Subaccount	2020	26,705	$38.81 to $44.40	$1,139,400	0.90% to 1.50%	-18.09% to -17.60%	2.84%
MSVI - VIF U.S. Real Estate Subaccount	2019	26,490	$47.38 to $53.88	$1,378,404	0.90% to 1.50%	17.18% to 17.88%	1.89%
MSVI - VIF U.S. Real Estate Subaccount	2018	30,020	$40.43 to $45.71	$1,334,024	0.90% to 1.50%	-9.09% to -8.54%	2.70%
MSVI - VIF U.S. Real Estate Subaccount	2017	39,825	$44.47 to $57.90	$1,943,072	0.90% to 1.50%	1.59% to 2.19%	1.51%
MSVI - VIF U.S. Real Estate Subaccount	2016	41,427	$43.77 to $56.66	$2,002,531	0.90% to 1.50%	5.23% to 5.86%	1.32%
MSV2 - VIF Core Plus Fixed Income Subaccount	2020	4,159,006	$13.81 to $16.27	$74,086,058	0.65% to 1.70%	5.75% to 6.85%	2.55%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
MSV2 - VIF Core Plus Fixed Income Subaccount	2019	4,527,306	$12.35 to $15.23	$75,937,528	0.65% to 1.80%	8.65% to 9.90%	3.86%
MSV2 - VIF Core Plus Fixed Income Subaccount	2018	4,783,145	$11.36 to $13.86	$73,601,443	0.65% to 1.80%	-2.67% to -1.55%	2.30%
MSV2 - VIF Core Plus Fixed Income Subaccount	2017	5,818,659	$11.68 to $14.08	$91,746,748	0.65% to 1.80%	4.03% to 5.21%	2.86%
MSV2 - VIF Core Plus Fixed Income Subaccount	2016	5,541,031	$11.22 to $13.38	$83,744,305	0.65% to 1.80%	3.99% to 5.18%	1.64%
MSV2 - VIF U.S. Real Estate Subaccount	2020	1,933,320	$13.60 to $16.45	$57,459,430	0.65% to 1.70%	-18.49% to -17.64%	2.53%
MSV2 - VIF U.S. Real Estate Subaccount	2019	1,937,506	$16.51 to $20.18	$70,319,124	0.65% to 1.70%	16.69% to 17.91%	1.63%
MSV2 - VIF U.S. Real Estate Subaccount	2018	2,505,402	$14.00 to $17.29	$77,986,910	0.65% to 1.70%	-9.52% to -8.57%	2.47%
MSV2 - VIF U.S. Real Estate Subaccount	2017	2,945,396	$14.57 to $15.31	$101,204,120	0.65% to 1.80%	1.06% to 2.21%	1.28%
MSV2 - VIF U.S. Real Estate Subaccount	2016	3,002,500	$14.42 to $14.98	$101,620,893	0.65% to 1.80%	4.66% to 5.86%	1.08%
MSV2 - VIF Growth Subaccount	2020	1,939,346	$64.65 to $97.11	$172,988,824	0.65% to 1.80%	112.93% to 115.36%	0.00%
MSV2 - VIF Growth Subaccount	2019	2,321,552	$30.36 to $45.09	$96,600,717	0.65% to 1.80%	29.14% to 30.62%	0.00%
MSV2 - VIF Growth Subaccount	2018	2,725,690	$23.51 to $34.52	$87,284,163	0.65% to 1.80%	5.39% to 6.60%	0.00%
MSV2 - VIF Growth Subaccount	2017	2,427,259	$22.31 to $32.38	$73,367,331	0.65% to 1.80%	40.30% to 41.90%	0.00%
MSV2 - VIF Growth Subaccount	2016	1,886,558	$15.90 to $22.82	$40,419,447	0.65% to 1.80%	-3.66% to -2.56%	0.00%
GSVI - Large Cap Value Subaccount	2020	3,718,034	$19.49 to $19.82	$76,929,551	0.65% to 1.50%	2.44% to 3.31%	1.39%
GSVI - Large Cap Value Subaccount	2019	4,114,297	$18.86 to $19.35	$82,906,411	0.65% to 1.50%	24.07% to 25.11%	1.44%
GSVI - Large Cap Value Subaccount	2018	4,868,569	$15.08 to $15.60	$78,886,394	0.65% to 1.50%	-9.82% to -9.05%	1.22%
GSVI - Large Cap Value Subaccount	2017	5,550,062	$16.58 to $17.29	$99,472,839	0.65% to 1.50%	8.24% to 9.15%	1.50%
GSVI - Large Cap Value Subaccount	2016	9,242,741	$15.19 to $15.98	$152,824,701	0.65% to 1.50%	9.93% to 10.86%	1.90%
GSVI - U.S. Equity Insights Subaccount	2020	777,274	$30.99 to $35.45	$25,178,803	0.90% to 1.50%	15.80% to 16.49%	0.83%
GSVI - U.S. Equity Insights Subaccount	2019	912,857	$26.76 to $30.43	$25,481,645	0.90% to 1.50%	23.36% to 24.09%	1.20%
GSVI - U.S. Equity Insights Subaccount	2018	1,117,163	$21.69 to $24.52	$25,198,322	0.90% to 1.50%	-7.59% to -7.04%	1.18%
GSVI - U.S. Equity Insights Subaccount	2017	1,225,255	$23.48 to $26.38	$29,834,231	0.90% to 1.50%	22.24% to 22.96%	1.34%
GSVI - U.S. Equity Insights Subaccount	2016	1,421,582	$19.20 to $21.45	$28,235,605	0.90% to 1.50%	9.10% to 9.74%	1.32%
GSVI - Strategic Growth Subaccount	2020	269,782	$44.06 to $50.41	$12,307,661	0.90% to 1.50%	38.42% to 39.25%	0.09%
GSVI - Strategic Growth Subaccount	2019	310,652	$31.83 to $36.20	$10,208,255	0.90% to 1.50%	33.53% to 34.32%	0.29%
GSVI - Strategic Growth Subaccount	2018	337,763	$23.84 to $26.95	$8,289,965	0.90% to 1.50%	-2.51% to -1.93%	0.42%
GSVI - Strategic Growth Subaccount	2017	401,660	$24.27 to $24.45	$10,069,532	0.65% to 1.50%	28.74% to 29.82%	0.50%
GSVI - Strategic Growth Subaccount	2016	450,884	$16.77 to $18.99	$8,767,927	0.90% to 1.50%	0.48% to 1.07%	0.63%
GSVS - Large Cap Value Subaccount	2020	2,319,307	$18.17 to $18.55	$40,631,673	0.65% to 1.80%	1.90% to 3.07%	1.16%
GSVS - Large Cap Value Subaccount	2019	2,469,124	$17.63 to $18.20	$42,325,338	0.65% to 1.80%	23.39% to 24.80%	1.21%
GSVS - Large Cap Value Subaccount	2018	2,898,634	$14.13 to $14.75	$39,874,460	0.65% to 1.80%	-10.34% to -9.31%	0.98%
GSVS - Large Cap Value Subaccount	2017	3,462,667	$15.58 to $16.45	$52,530,562	0.65% to 1.80%	7.63% to 8.85%	0.84%
GSVS - Large Cap Value Subaccount	2016	16,017,687	$14.31 to $15.28	$224,804,275	0.65% to 1.80%	9.32% to 10.56%	1.44%
GSVS - U.S. Equity Insights Subaccount	2020	537,762	$29.29 to $35.70	$15,378,901	0.65% to 1.70%	15.35% to 16.56%	0.62%
GSVS - U.S. Equity Insights Subaccount	2019	704,516	$25.13 to $30.95	$17,284,252	0.65% to 1.70%	22.84% to 24.12%	0.92%
GSVS - U.S. Equity Insights Subaccount	2018	996,732	$20.24 to $25.19	$19,619,906	0.65% to 1.70%	-7.93% to -6.96%	0.85%
GSVS - U.S. Equity Insights Subaccount	2017	1,104,677	$21.76 to $27.36	$23,118,973	0.65% to 1.70%	21.74% to 23.01%	1.40%
GSVS - U.S. Equity Insights Subaccount	2016	810,995	$17.69 to $22.48	$13,938,477	0.65% to 1.70%	8.62% to 9.76%	0.99%
GSVS - Strategic Growth Subaccount	2020	729,035	$39.87 to $44.66	$27,596,586	0.65% to 1.70%	37.76% to 39.20%	0.00%
GSVS - Strategic Growth Subaccount	2019	936,155	$28.64 to $32.42	$25,699,640	0.65% to 1.70%	33.06% to 34.45%	0.05%
GSVS - Strategic Growth Subaccount	2018	1,128,107	$21.30 to $24.37	$23,159,777	0.65% to 1.70%	-2.98% to -1.97%	0.00%
GSVS - Strategic Growth Subaccount	2017	1,208,165	$21.73 to $25.12	$25,596,131	0.65% to 1.70%	28.19% to 29.52%	0.28%
GSVS - Strategic Growth Subaccount	2016	1,148,929	$16.78 to $19.59	$18,966,305	0.65% to 1.70%	-0.01% to 1.03%	0.39%
GSVS - Global Trends Allocation Subaccount	2020	9,928,189	$12.92 to $14.26	$133,560,655	0.65% to 1.80%	2.27% to 3.44%	0.28%
GSVS - Global Trends Allocation Subaccount	2019	11,079,817	$12.64 to $13.79	$145,039,857	0.65% to 1.80%	9.96% to 11.21%	1.42%
GSVS - Global Trends Allocation Subaccount	2018	12,237,112	$11.49 to $12.40	$144,987,629	0.65% to 1.80%	-6.04% to -4.96%	0.64%
GSVS - Global Trends Allocation Subaccount	2017	12,899,308	$12.23 to $13.04	$161,855,033	0.65% to 1.80%	11.12% to 12.38%	0.31%
GSVS - Global Trends Allocation Subaccount	2016	12,686,875	$11.01 to $11.61	$142,555,732	0.65% to 1.80%	2.49% to 3.66%	0.25%
LAZS - Emerging Markets Equity Subaccount	2020	4,909,627	$9.38 to $15.70	$149,649,728	0.65% to 1.80%	-3.03% to -1.91%	2.62%
LAZS - Emerging Markets Equity Subaccount	2019	5,427,998	$9.68 to $16.01	$168,468,987	0.65% to 1.80%	16.05% to 17.38%	0.88%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
LAZS - Emerging Markets Equity Subaccount	2018	6,461,390	$8.34 to $13.64	$173,520,953	0.65% to 1.80%	-20.01% to -19.09%	1.82%
LAZS - Emerging Markets Equity Subaccount	2017	6,771,096	$10.42 to $16.86	$229,016,575	0.65% to 1.80%	25.57% to 27.00%	1.52%
LAZS - Emerging Markets Equity Subaccount	2016	13,583,849	$8.30 to $13.27	$349,477,689	0.65% to 1.80%	18.64% to 20.00%	1.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2020	842,617	$24.61 to $25.00	$33,800,888	0.65% to 1.70%	4.97% to 6.07%	0.19%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2019	952,701	$17.77 to $23.57	$36,145,975	0.65% to 1.80%	27.63% to 29.09%	0.00%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2018	1,105,688	$13.92 to $18.26	$32,796,880	0.65% to 1.80%	-14.78% to -13.80%	0.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2017	1,239,384	$21.18 to $21.51	$43,118,167	0.65% to 1.70%	12.05% to 13.21%	0.35%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2016	1,436,732	$18.71 to $19.20	$44,528,756	0.65% to 1.70%	13.85% to 15.04%	0.00%
LAZS - U.S. Equity Select Subaccount (note 4)	2018	319,664	$16.73 to $20.56	$6,233,211	0.90% to 1.80%	-5.04% to -4.18%	0.79%
LAZS - U.S. Equity Select Subaccount (note 4)	2017	306,783	$17.61 to $21.46	$6,285,437	0.90% to 1.80%	16.02% to 17.05%	1.62%
LAZS - U.S. Equity Select Subaccount (note 4)	2016	309,971	$15.18 to $17.70	$5,450,456	0.90% to 1.80%	7.49% to 8.45%	0.10%
LAZS - International Equity Subaccount	2020	5,299,001	$13.91 to $15.16	$95,958,813	0.65% to 1.80%	6.32% to 7.54%	2.23%
LAZS - International Equity Subaccount	2019	6,063,956	$13.08 to $14.10	$102,652,696	0.65% to 1.80%	18.87% to 20.22%	0.34%
LAZS - International Equity Subaccount	2018	7,576,473	$11.01 to $11.73	$107,307,036	0.65% to 1.80%	-15.44% to -14.47%	1.50%
LAZS - International Equity Subaccount	2017	8,388,376	$13.02 to $13.71	$139,856,439	0.65% to 1.80%	20.18% to 21.55%	1.45%
LAZS - International Equity Subaccount	2016	42,375,023	$10.83 to $11.28	$586,184,813	0.65% to 1.80%	-5.98% to -4.91%	1.34%
LAZS - Global Dynamic Multi-Asset Subaccount	2020	19,714,427	$15.29 to $16.87	$313,204,693	0.65% to 1.80%	-0.98% to 0.16%	0.62%
LAZS - Global Dynamic Multi-Asset Subaccount	2019	22,160,502	$15.44 to $16.84	$353,950,745	0.65% to 1.80%	15.70% to 17.03%	0.05%
LAZS - Global Dynamic Multi-Asset Subaccount	2018	25,001,447	$13.34 to $14.39	$343,381,497	0.65% to 1.80%	-8.23% to -7.17%	1.34%
LAZS - Global Dynamic Multi-Asset Subaccount	2017	22,984,125	$14.54 to $15.50	$342,278,964	0.65% to 1.80%	18.40% to 19.75%	0.00%
LAZS - Global Dynamic Multi-Asset Subaccount	2016	20,627,395	$12.28 to $12.95	$258,365,619	0.65% to 1.80%	1.48% to 2.63%	0.29%
PRS2 - Jennison 20/20 Focus Subaccount	2020	2,061,949	$33.01 to $34.49	$86,204,085	0.65% to 1.70%	28.23% to 29.57%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2019	2,531,087	$25.75 to $26.62	$82,254,756	0.65% to 1.70%	26.25% to 27.57%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2018	3,312,308	$20.39 to $20.87	$84,863,882	0.65% to 1.70%	-7.31% to -6.34%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2017	4,230,296	$17.09 to $22.28	$116,542,831	0.65% to 1.80%	27.46% to 28.91%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2016	5,030,547	$13.41 to $17.28	$108,584,174	0.65% to 1.80%	-0.56% to 0.58%	0.00%
PRS2 - Jennison Subaccount	2020	1,839,278	$54.72 to $55.14	$68,909,364	0.65% to 1.70%	52.96% to 54.56%	0.00%
PRS2 - Jennison Subaccount	2019	2,182,946	$27.63 to $35.68	$53,536,230	0.65% to 1.80%	30.47% to 31.96%	0.00%
PRS2 - Jennison Subaccount	2018	2,670,686	$21.18 to $27.04	$49,446,252	0.65% to 1.80%	-2.94% to -1.82%	0.00%
PRS2 - Jennison Subaccount	2017	2,520,332	$21.82 to $27.54	$48,156,892	0.65% to 1.80%	33.73% to 35.25%	0.00%
PRS2 - Jennison Subaccount	2016	2,179,833	$16.32 to $20.36	$31,395,964	0.65% to 1.80%	-3.04% to -1.93%	0.00%
JPMI - Small Cap Core Subaccount	2020	1,884,338	$27.80 to $30.82	$64,612,023	0.65% to 1.70%	11.78% to 12.95%	0.99%
JPMI - Small Cap Core Subaccount	2019	2,170,078	$20.60 to $24.61	$66,250,068	0.65% to 1.80%	22.37% to 23.77%	0.40%
JPMI - Small Cap Core Subaccount	2018	2,535,463	$16.83 to $19.89	$62,914,993	0.65% to 1.80%	-13.50% to -12.50%	0.38%
JPMI - Small Cap Core Subaccount	2017	2,900,964	$19.46 to $22.73	$82,805,582	0.65% to 1.80%	13.20% to 14.48%	0.32%
JPMI - Small Cap Core Subaccount	2016	2,604,101	$17.19 to $19.85	$65,335,514	0.65% to 1.80%	18.09% to 19.44%	0.52%
JPMI - Mid Cap Value Subaccount	2020	4,056,073	$21.06 to $27.06	$189,480,124	0.65% to 1.80%	-1.41% to -0.28%	1.47%
JPMI - Mid Cap Value Subaccount	2019	4,480,698	$21.36 to $27.13	$211,373,870	0.65% to 1.80%	24.52% to 25.94%	1.60%
JPMI - Mid Cap Value Subaccount	2018	5,191,061	$17.15 to $21.54	$195,857,405	0.65% to 1.80%	-13.40% to -12.41%	0.98%
JPMI - Mid Cap Value Subaccount	2017	6,124,959	$19.81 to $24.60	$266,730,746	0.65% to 1.80%	11.76% to 13.03%	0.81%
JPMI - Mid Cap Value Subaccount	2016	6,567,762	$17.73 to $21.76	$256,240,385	0.65% to 1.80%	12.67% to 13.95%	0.86%
ABVB - VPS Growth & Income Subaccount	2020	470,546	$14.36 to $28.59	$11,860,671	0.90% to 1.70%	0.75% to 1.56%	1.24%
ABVB - VPS Growth & Income Subaccount	2019	700,813	$14.20 to $28.15	$17,502,937	0.90% to 1.80%	21.43% to 22.51%	1.03%
ABVB - VPS Growth & Income Subaccount	2018	774,317	$11.70 to $22.98	$15,916,123	0.90% to 1.80%	-7.52% to -6.69%	0.79%
ABVB - VPS Growth & Income Subaccount	2017	220,199	$12.67 to $24.63	$4,760,014	0.90% to 1.70%	16.62% to 17.54%	1.26%
ABVB - VPS Growth & Income Subaccount	2016	64,836	$10.86 to $20.95	$1,173,466	0.90% to 1.70%	8.63%(a) to 10.08%	0.88%
ABVB - VPS Small Cap Growth Subaccount	2020	546,315	$28.54 to $29.96	$34,202,088	0.65% to 1.70%	51.07% to 52.65%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2019	637,015	$18.83 to $19.63	$26,266,556	0.65% to 1.80%	33.60% to 35.13%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2018	632,831	$14.09 to $14.52	$19,691,939	0.65% to 1.80%	-2.87% to -1.75%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2017	221,913	$14.51 to $14.78	$7,354,394	0.65% to 1.80%	31.42% to 32.92%	0.00%
ABVB - VPS Small Cap Growth Subaccount	2016	41,134	$11.04 to $28.99	$963,472	0.90% to 1.80%	5.27% to 10.38%(b)	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
ABVB - VPS Dynamic Asset Allocation Subaccount	2020	16,464,081	$13.57 to $15.12	$233,669,799	0.65% to 1.80%	3.00% to 4.18%	1.50%
ABVB - VPS Dynamic Asset Allocation Subaccount	2019	18,407,346	$13.18 to $14.52	$252,441,157	0.65% to 1.80%	13.20% to 14.50%	1.79%
ABVB - VPS Dynamic Asset Allocation Subaccount	2018	20,818,923	$11.64 to $12.68	$250,987,338	0.65% to 1.80%	-9.00% to -7.95%	1.61%
ABVB - VPS Dynamic Asset Allocation Subaccount	2017	22,372,054	$12.79 to $13.77	$294,935,902	0.65% to 1.80%	12.31% to 13.59%	1.77%
ABVB - VPS Dynamic Asset Allocation Subaccount	2016	23,724,622	$11.39 to $12.13	$277,121,400	0.65% to 1.80%	1.54% to 2.70%	0.57%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2020	7,525,469	$11.34 to $12.09	$87,577,904	0.65% to 1.80%	0.64% to 1.79%	1.31%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2019	8,085,929	$11.27 to $11.88	$93,031,807	0.65% to 1.80%	15.25% to 16.56%	1.95%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2018	8,765,244	$9.78 to $10.19	$87,076,763	0.65% to 1.80%	-6.53% to -5.46%	0.00%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2017	9,145,508	$10.46 to $10.78	$96,765,187	0.65% to 1.80%	9.54% to 10.79%	0.35%
ABVB - VPS Global Risk Allocation-Moderate Subaccount	2016	8,054,414	$9.55 to $9.73	$77,472,722	0.65% to 1.80%	2.40% to 3.57%	0.30%
MFSI - New Discovery Subaccount	2020	608,261	$42.68 to $50.40	$33,085,230	0.65% to 1.70%	43.15% to 44.64%	0.00%
MFSI - New Discovery Subaccount	2019	686,222	$20.67 to $34.84	$25,896,341	0.65% to 1.80%	38.78% to 40.36%	0.00%
MFSI - New Discovery Subaccount	2018	813,500	$14.89 to $24.83	$22,018,758	0.65% to 1.80%	-3.47% to -2.36%	0.00%
MFSI - New Discovery Subaccount	2017	763,736	$22.21 to $25.42	$21,279,760	0.65% to 1.70%	24.23% to 25.52%	0.00%
MFSI - New Discovery Subaccount	2016	811,565	$12.43 to $23.87	$18,106,047	0.90% to 1.80%	6.87% to 7.83%	0.00%
MFSI - Mid Cap Growth Subaccount	2020	2,095,766	$39.72 to $46.31	$71,596,803	0.65% to 1.70%	33.84% to 35.24%	0.00%
MFSI - Mid Cap Growth Subaccount	2019	2,201,107	$25.74 to $29.37	$56,089,537	0.65% to 1.80%	35.83% to 37.39%	0.00%
MFSI - Mid Cap Growth Subaccount	2018	2,525,166	$18.95 to $21.38	$47,090,562	0.65% to 1.80%	-0.84% to 0.30%	0.00%
MFSI - Mid Cap Growth Subaccount	2017	3,006,436	$19.11 to $21.31	$55,841,811	0.65% to 1.80%	24.44% to 25.86%	0.00%
MFSI - Mid Cap Growth Subaccount	2016	3,040,977	$15.36 to $16.93	$45,095,165	0.65% to 1.80%	2.77% to 3.94%	0.00%
MFSI - Total Return Subaccount	2020	6,191,074	$17.56 to $21.30	$150,975,808	0.65% to 1.80%	7.57% to 8.81%	2.07%
MFSI - Total Return Subaccount	2019	6,882,707	$16.33 to $19.57	$155,577,140	0.65% to 1.80%	17.99% to 19.34%	2.14%
MFSI - Total Return Subaccount	2018	6,859,149	$13.84 to $16.40	$130,768,264	0.65% to 1.80%	-7.55% to -6.48%	2.06%
MFSI - Total Return Subaccount	2017	6,490,673	$14.97 to $17.54	$134,099,022	0.65% to 1.80%	10.05% to 11.30%	2.40%
MFSI - Total Return Subaccount	2016	3,653,143	$13.60 to $15.76	$69,963,057	0.65% to 1.80%	6.89% to 8.11%	2.73%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2020	1,126,594	$20.64 to $22.04	$23,984,445	0.65% to 1.80%	20.03% to 21.41%	0.21%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2019	1,569,175	$17.20 to $18.15	$27,659,193	0.65% to 1.80%	37.12% to 38.68%	0.34%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2018	1,627,114	$12.54 to $13.09	$20,798,364	0.65% to 1.80%	-1.21% to -0.08%	0.34%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2017	1,944,428	$12.70 to $13.10	$25,033,966	0.65% to 1.80%	25.84% to 27.28%	0.43%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2016	1,850,444	$10.09 to $10.29	$18,833,045	0.65% to 1.80%	3.97% to 5.16%	0.39%
PVIA - Real Return Subaccount	2020	9,405,467	$11.47 to $16.98	$172,192,397	0.65% to 1.80%	9.74% to 10.99%	1.41%
PVIA - Real Return Subaccount	2019	10,296,590	$10.45 to $15.29	$171,748,357	0.65% to 1.80%	6.52% to 7.74%	1.65%
PVIA - Real Return Subaccount	2018	11,821,938	$9.81 to $14.20	$185,269,515	0.65% to 1.80%	-3.95% to -2.84%	2.46%
PVIA - Real Return Subaccount	2017	14,210,237	$10.21 to $14.61	$232,018,425	0.65% to 1.80%	1.82% to 2.98%	2.13%
PVIA - Real Return Subaccount	2016	29,963,166	$10.03 to $14.19	$476,840,176	0.65% to 1.80%	3.34% to 4.52%	2.24%
PVIA - Total Return Subaccount	2020	22,550,559	$12.03 to $18.91	$432,200,143	0.65% to 1.80%	6.73% to 7.96%	2.12%
PVIA - Total Return Subaccount	2019	22,434,821	$11.27 to $17.52	$400,738,215	0.65% to 1.80%	6.45% to 7.66%	3.01%
PVIA - Total Return Subaccount	2018	26,013,487	$10.59 to $16.27	$436,213,515	0.65% to 1.80%	-2.30% to -1.18%	2.53%
PVIA - Total Return Subaccount	2017	29,784,272	$10.83 to $16.47	$511,210,315	0.65% to 1.80%	3.08% to 4.26%	2.00%
PVIA - Total Return Subaccount	2016	45,717,954	$10.51 to $15.79	$758,376,663	0.65% to 1.80%	0.87% to 2.02%	2.09%
PVIA - Global Bond Opportunities Subaccount	2020	2,929,735	$11.96 to $17.00	$55,431,190	0.65% to 1.70%	8.28% to 9.41%	2.48%
PVIA - Global Bond Opportunities Subaccount	2019	3,480,144	$9.69 to $15.54	$60,240,537	0.65% to 1.80%	4.25% to 5.44%	2.45%
PVIA - Global Bond Opportunities Subaccount	2018	3,860,087	$9.29 to $14.74	$63,676,309	0.65% to 1.80%	-5.90% to -4.82%	6.29%
PVIA - Global Bond Opportunities Subaccount	2017	4,330,234	$9.88 to $15.48	$75,937,597	0.65% to 1.80%	6.71% to 7.93%	1.97%
PVIA - Global Bond Opportunities Subaccount	2016	4,575,404	$9.26 to $14.35	$75,175,742	0.65% to 1.80%	2.20% to 3.37%	1.51%
PVIA - CommodityRealReturn® Strategy Subaccount	2020	2,584,042	$5.86 to $6.45	$14,209,170	0.65% to 1.70%	-0.35% to 0.69%	6.44%
PVIA - CommodityRealReturn® Strategy Subaccount	2019	2,762,523	$4.57 to $5.82	$15,183,797	0.65% to 1.80%	9.46% to 10.71%	4.42%
PVIA - CommodityRealReturn® Strategy Subaccount	2018	3,577,629	$4.17 to $5.26	$17,794,117	0.65% to 1.80%	-15.66% to -14.69%	2.08%
PVIA - CommodityRealReturn® Strategy Subaccount	2017	4,036,737	$4.95 to $6.16	$23,670,281	0.65% to 1.80%	0.35% to 1.49%	11.13%
PVIA - CommodityRealReturn® Strategy Subaccount	2016	4,299,332	$4.93 to $6.07	$24,987,818	0.65% to 1.80%	13.12% to 14.41%	1.13%
PVIA - Global Diversified Allocation Subaccount	2020	50,221,858	$14.03 to $15.48	$732,570,730	0.65% to 1.80%	2.30% to 3.47%	3.20%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
PVIA - Global Diversified Allocation Subaccount	2019	55,060,040	$13.71 to $14.96	$781,396,456	0.65% to 1.80%	19.56% to 20.93%	2.61%
PVIA - Global Diversified Allocation Subaccount	2018	61,652,401	$11.47 to $12.37	$728,183,074	0.65% to 1.80%	-10.56% to -9.53%	1.91%
PVIA - Global Diversified Allocation Subaccount	2017	61,650,517	$12.82 to $13.68	$810,369,654	0.65% to 1.80%	14.81% to 16.12%	3.03%
PVIA - Global Diversified Allocation Subaccount	2016	54,536,935	$11.17 to $11.78	$621,308,428	0.65% to 1.80%	5.90% to 7.11%	1.80%
PVIA - Short-Term Subaccount	2020	7,307,763	$10.03 to $10.89	$76,333,822	0.65% to 1.80%	0.43% to 1.58%	1.23%
PVIA - Short-Term Subaccount	2019	6,533,588	$9.99 to $10.72	$67,520,499	0.65% to 1.80%	0.98% to 2.13%	2.47%
PVIA - Short-Term Subaccount	2018	7,939,590	$9.89 to $10.49	$80,673,374	0.65% to 1.80%	-0.27% to 0.87%	2.21%
PVIA - Short-Term Subaccount	2017	4,938,829	$9.92 to $10.40	$50,106,590	0.65% to 1.80%	0.60% to 1.74%	1.70%
PVIA - Short-Term Subaccount	2016	4,991,679	$9.86 to $10.22	$50,077,905	0.65% to 1.80%	0.56% to 1.71%	1.59%
PVIA - Low Duration Subaccount	2020	3,752,322	$9.93 to $10.59	$38,424,472	0.65% to 1.80%	1.17% to 2.32%	1.16%
PVIA - Low Duration Subaccount	2019	3,047,829	$9.82 to $10.35	$30,685,436	0.65% to 1.80%	2.19% to 3.36%	2.76%
PVIA - Low Duration Subaccount	2018	3,672,536	$9.61 to $10.02	$35,943,178	0.65% to 1.80%	-1.45% to -0.32%	1.98%
PVIA - Low Duration Subaccount	2017	2,438,860	$9.75 to $10.05	$24,106,830	0.65% to 1.80%	-0.41% to 0.72%	1.36%
PVIA - Low Duration Subaccount	2016	13,049,140	$9.79 to $9.98	$128,834,919	0.65% to 1.80%	-0.39% to 0.75%	1.50%
CALI - VP S&P 500 Index Subaccount	2020	6,975	$24.35 to $26.59	$178,761	0.90% to 1.40%	16.47% to 17.04%	1.66%
CALI - VP S&P 500 Index Subaccount	2019	7,742	$20.91 to $22.72	$170,126	0.90% to 1.40%	29.34% to 29.98%	1.74%
CALI - VP S&P 500 Index Subaccount	2018	9,284	$16.17 to $17.48	$157,533	0.90% to 1.40%	-6.06% to -5.59%	1.92%
CALI - VP S&P 500 Index Subaccount	2017	9,723	$17.21 to $18.51	$175,335	0.90% to 1.40%	19.79% to 20.38%	1.47%
CALI - VP S&P 500 Index Subaccount	2016	9,829	$14.37 to $15.38	$147,691	0.90% to 1.40%	10.04% to 10.58%	1.27%
BNYS - Appreciation Subaccount	2020	659,718	$33.09 to $43.55	$26,236,437	0.90% to 1.70%	21.31% to 22.28%	0.54%
BNYS - Appreciation Subaccount	2019	708,655	$20.90 to $35.61	$23,142,959	0.90% to 1.80%	33.38% to 34.57%	0.91%
BNYS - Appreciation Subaccount	2018	902,801	$15.67 to $26.47	$22,031,105	0.90% to 1.80%	-8.75% to -7.94%	1.00%
BNYS - Appreciation Subaccount	2017	1,117,055	$17.17 to $21.26	$29,700,082	0.65% to 1.80%	24.77% to 26.19%	1.09%
BNYS - Appreciation Subaccount	2016	1,330,624	$13.76 to $16.85	$28,334,859	0.65% to 1.80%	5.73% to 6.94%	1.40%
ROYI - Small-Cap Subaccount	2020	3,394,050	$17.27 to $19.21	$111,183,547	0.65% to 1.70%	-8.71% to -7.75%	1.04%
ROYI - Small-Cap Subaccount	2019	3,461,726	$18.91 to $20.83	$124,424,381	0.65% to 1.70%	16.68% to 17.90%	0.65%
ROYI - Small-Cap Subaccount	2018	4,096,206	$16.21 to $17.66	$126,701,034	0.65% to 1.70%	-9.88% to -8.94%	0.70%
ROYI - Small-Cap Subaccount	2017	4,915,936	$14.48 to $19.40	$168,869,577	0.65% to 1.80%	3.52% to 4.70%	0.93%
ROYI - Small-Cap Subaccount	2016	5,426,132	$13.99 to $18.53	$178,922,660	0.65% to 1.80%	18.82% to 20.18%	1.29%
ROYI - Micro-Cap Subaccount	2020	1,613,546	$18.03 to $19.38	$54,149,884	0.65% to 1.70%	21.72% to 22.99%	0.00%
ROYI - Micro-Cap Subaccount	2019	1,900,968	$14.81 to $15.76	$52,489,623	0.65% to 1.70%	17.55% to 18.78%	0.00%
ROYI - Micro-Cap Subaccount	2018	2,207,493	$12.60 to $13.27	$51,943,710	0.65% to 1.70%	-10.57% to -9.64%	0.00%
ROYI - Micro-Cap Subaccount	2017	2,626,373	$14.09 to $14.68	$69,451,723	0.65% to 1.70%	3.43% to 4.51%	0.65%
ROYI - Micro-Cap Subaccount	2016	2,954,562	$13.62 to $14.05	$75,618,830	0.65% to 1.70%	17.71% to 18.94%	0.64%
AIMI - Invesco V.I. Comstock Series I Subaccount	2020	784	$28.53 to $31.92	$25,000	0.90% to 1.40%	-2.23% to -1.74%	2.45%
AIMI - Invesco V.I. Comstock Series I Subaccount	2019	834	$29.18 to $32.48	$27,070	0.90% to 1.40%	23.57% to 24.18%	2.00%
AIMI - Invesco V.I. Comstock Series I Subaccount	2018	859	$23.61 to $26.16	$22,465	0.90% to 1.40%	-13.38% to -12.95%	1.69%
AIMI - Invesco V.I. Comstock Series I Subaccount	2017	924	$27.26 to $30.05	$27,755	0.90% to 1.40%	16.23% to 16.80%	2.02%
AIMI - Invesco V.I. Comstock Series I Subaccount	2016	1,239	$23.45 to $25.72	$31,873	0.90% to 1.40%	15.68% to 16.25%	1.49%
AIMI - Invesco V.I. International Growth Series II Subaccount	2020	4,379,433	$14.86 to $16.18	$66,708,183	0.65% to 1.80%	11.72% to 13.00%	2.15%
AIMI - Invesco V.I. International Growth Series II Subaccount	2019	4,590,569	$13.30 to $14.32	$62,286,566	0.65% to 1.80%	25.97% to 27.41%	1.25%
AIMI - Invesco V.I. International Growth Series II Subaccount	2018	5,523,384	$10.56 to $11.24	$59,037,967	0.65% to 1.80%	-16.71% to -15.76%	1.82%
AIMI - Invesco V.I. International Growth Series II Subaccount	2017	6,138,952	$12.67 to $13.34	$77,942,709	0.65% to 1.80%	20.56% to 21.94%	1.27%
AIMI - Invesco V.I. International Growth Series II Subaccount	2016	5,821,432	$10.51 to $10.94	$60,897,660	0.65% to 1.80%	-2.45% to -1.34%	1.17%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2020	28,114,964	$13.85 to $15.34	$405,823,513	0.65% to 1.80%	8.04% to 9.28%	7.59%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2019	32,233,403	$12.82 to $14.04	$428,621,082	0.65% to 1.80%	12.85% to 14.14%	0.00%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	36,566,539	$11.36 to $12.30	$428,858,960	0.65% to 1.80%	-8.37% to -7.32%	1.28%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	39,941,205	$12.39 to $13.27	$508,833,378	0.65% to 1.80%	7.90% to 9.12%	3.87%
AIMI - Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	39,632,067	$11.49 to $12.16	$465,725,710	0.65% to 1.80%	9.54% to 10.79%	0.19%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2020	2,155,447	$19.73 to $21.23	$37,403,475	0.65% to 1.70%	-4.46% to -3.46%	0.72%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2019	2,256,005	$20.44 to $22.22	$40,830,419	0.65% to 1.70%	14.49% to 15.68%	0.22%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2018	2,640,201	$17.67 to $19.41	$41,512,203	0.65% to 1.70%	-16.90% to -16.03%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2017	2,916,305	$17.36 to $21.04	$54,951,260	0.65% to 1.80%	14.30% to 15.60%	0.49%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2016	3,231,491	$15.19 to $18.20	$52,938,917	0.65% to 1.80%	13.93% to 15.23%	0.24%
FRT2 - Franklin Income VIP Subaccount	2020	3,381,628	$19.52 to $20.73	$67,818,399	0.90% to 1.50%	-0.80% to -0.21%	5.83%
FRT2 - Franklin Income VIP Subaccount	2019	3,888,966	$19.67 to $20.77	$78,446,360	0.90% to 1.50%	14.34% to 15.02%	5.39%
FRT2 - Franklin Income VIP Subaccount	2018	4,538,523	$17.21 to $18.06	$80,006,808	0.90% to 1.50%	-5.73% to -5.16%	4.81%
FRT2 - Franklin Income VIP Subaccount	2017	5,181,433	$18.25 to $19.04	$96,658,695	0.90% to 1.50%	8.06% to 8.70%	4.18%
FRT2 - Franklin Income VIP Subaccount	2016	5,841,926	$16.89 to $17.52	$100,631,953	0.90% to 1.50%	12.34% to 13.01%	4.99%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2020	549,518	$40.93 to $40.95	$23,011,711	0.65% to 1.50%	42.74% to 43.95%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2019	569,006	$28.45 to $28.68	$16,679,686	0.65% to 1.50%	29.23% to 30.32%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2018	630,367	$21.83 to $22.19	$14,271,581	0.65% to 1.50%	1.60% to 2.47%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2017	712,571	$21.84 to $23.54	$15,837,312	0.90% to 1.50%	25.07% to 25.81%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2016	815,822	$17.46 to $18.71	$14,464,130	0.90% to 1.50%	-4.32% to -3.75%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2020	2,688,921	$12.53 to $14.09	$38,953,969	0.65% to 1.50%	-2.62% to -1.80%	3.39%
FRT2 - Templeton Foreign VIP Subaccount	2019	3,084,397	$12.76 to $14.47	$45,734,304	0.65% to 1.50%	10.87% to 11.80%	1.73%
FRT2 - Templeton Foreign VIP Subaccount	2018	3,526,527	$11.41 to $13.05	$47,050,672	0.65% to 1.50%	-16.70% to -15.99%	2.63%
FRT2 - Templeton Foreign VIP Subaccount	2017	3,777,707	$13.59 to $15.67	$60,371,621	0.65% to 1.50%	14.97% to 15.94%	1.96%
FRT2 - Templeton Foreign VIP Subaccount	2016	11,133,928	$11.72 to $13.63	$154,658,645	0.65% to 1.50%	5.59% to 6.48%	1.96%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2020	14,243,615	$13.17 to $14.05	$192,535,126	0.65% to 1.80%	14.71% to 16.02%	1.18%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2019	15,551,097	$11.48 to $12.11	$182,341,737	0.65% to 1.80%	15.86% to 17.19%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2018	16,728,105	$9.91 to $10.33	$168,453,274	0.65% to 1.80%	-8.51% to -7.45%	0.49%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2017	16,887,391	$10.83 to $11.16	$185,043,607	0.65% to 1.80%	13.65% to 14.95%	0.00%
FRT5 - Franklin VolSmart Allocation VIP Subaccount	2016	12,769,563	$9.53 to $9.71	$122,565,284	0.65% to 1.80%	2.74% to 3.92%	0.41%
FRT4 - Franklin Income VIP Subaccount	2020	4,952,739	$14.03 to $17.31	$80,366,224	0.65% to 1.80%	-1.21% to -0.07%	5.66%
FRT4 - Franklin Income VIP Subaccount	2019	5,521,825	$14.20 to $17.33	$90,028,644	0.65% to 1.80%	14.00% to 15.30%	5.14%
FRT4 - Franklin Income VIP Subaccount	2018	6,864,394	$12.45 to $15.03	$97,508,036	0.65% to 1.80%	-6.12% to -5.04%	4.60%
FRT4 - Franklin Income VIP Subaccount	2017	8,616,924	$13.26 to $15.82	$129,445,706	0.65% to 1.80%	7.62% to 8.84%	3.95%
FRT4 - Franklin Income VIP Subaccount	2016	8,840,762	$12.33 to $14.54	$122,669,583	0.65% to 1.80%	11.86% to 13.13%	4.75%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2020	915,463	$36.12 to $39.55	$31,423,117	0.65% to 1.70%	42.29% to 43.77%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2019	1,052,753	$21.54 to $25.12	$25,255,035	0.65% to 1.80%	28.71% to 30.18%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2018	1,261,609	$16.73 to $19.30	$23,326,530	0.65% to 1.80%	1.26% to 2.43%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2017	1,321,771	$16.52 to $18.84	$23,925,806	0.65% to 1.80%	24.55% to 25.97%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2016	1,465,197	$13.27 to $14.96	$21,106,474	0.65% to 1.80%	-4.70% to -3.61%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2020	6,682,785	$10.73 to $12.97	$68,664,959	0.65% to 1.70%	-2.99% to -1.98%	3.26%
FRT4 - Templeton Foreign VIP Subaccount	2019	7,035,074	$10.20 to $10.95	$73,928,203	0.65% to 1.80%	10.51% to 11.77%	1.48%
FRT4 - Templeton Foreign VIP Subaccount	2018	9,174,444	$9.23 to $9.80	$86,030,485	0.65% to 1.80%	-17.04% to -16.09%	2.35%
FRT4 - Templeton Foreign VIP Subaccount	2017	9,959,048	$11.12 to $11.67	$111,560,042	0.65% to 1.80%	14.56% to 15.87%	1.03%
FRT4 - Templeton Foreign VIP Subaccount	2016	44,350,488	$9.71 to $10.08	$435,604,003	0.65% to 1.80%	5.20% to 6.40%	1.84%
FRT4 - Franklin Allocation VIP Subaccount	2020	1,832,456	$18.11 to $19.97	$31,889,036	0.65% to 1.70%	9.88% to 11.03%	1.35%
FRT4 - Franklin Allocation VIP Subaccount	2019	2,113,323	$16.31 to $18.18	$33,270,517	0.65% to 1.70%	17.56% to 18.79%	3.28%
FRT4 - Franklin Allocation VIP Subaccount	2018	2,517,483	$12.57 to $13.73	$33,477,834	0.65% to 1.80%	-11.19% to -10.17%	2.87%
FRT4 - Franklin Allocation VIP Subaccount	2017	2,980,985	$14.15 to $15.29	$44,177,625	0.65% to 1.80%	9.81% to 11.06%	2.54%
FRT4 - Franklin Allocation VIP Subaccount	2016	3,130,944	$12.89 to $13.77	$41,864,043	0.65% to 1.80%	10.93% to 12.19%	3.65%
FEDS - Kaufmann Fund II Service Shares Subaccount	2020	2,323,903	$31.54 to $34.23	$74,965,909	0.65% to 1.80%	26.21% to 27.65%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2019	2,833,039	$24.99 to $26.82	$71,871,297	0.65% to 1.80%	30.57% to 32.06%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2018	3,232,354	$19.05 to $20.21	$62,127,502	0.65% to 1.80%	1.73% to 2.90%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2017	3,074,530	$18.73 to $19.64	$57,765,553	0.65% to 1.80%	25.72% to 27.15%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2016	3,164,397	$14.90 to $15.45	$47,052,287	0.65% to 1.80%	1.59% to 2.75%	0.00%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2020	22,718,572	$15.85 to $17.56	$375,356,067	0.65% to 1.80%	-0.86% to 0.28%	2.57%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2019	25,427,950	$15.99 to $17.51	$421,743,120	0.65% to 1.80%	18.10% to 19.45%	2.15%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2018	29,916,358	$13.54 to $14.66	$417,915,776	0.65% to 1.80%	-10.12% to -9.09%	2.88%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2017	31,065,195	$15.06 to $16.12	$480,250,290	0.65% to 1.80%	16.03% to 17.35%	3.87%
FEDS - Managed Volatility Fund II Primary Shares Subaccount	2016	32,798,678	$12.98 to $13.74	$434,931,531	0.65% to 1.80%	5.79% to 6.99%	5.06%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2020	3,319,685	$10.56 to $10.82	$35,320,397	0.65% to 1.70%	-0.98% to 0.05%	2.13%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2019	3,695,274	$10.66 to $10.81	$39,575,405	0.65% to 1.70%	17.91% to 19.14%	2.06%
FEDS - Managed Volatility Fund II Service Shares Subaccount	2018	4,407,368	$9.04 to $9.08	$39,898,142	0.65% to 1.80%	-9.62%(a) to -9.23%(b)	0.00%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount	2017	5,522,132	$9.23 to $9.68	$51,853,725	0.65% to 1.80%	8.72% to 9.96%	1.41%
FEDS - Managed Tail Risk Fund II Service Shares Subaccount	2016	6,766,146	$8.49 to $8.80	$58,179,671	0.65% to 1.80%	-5.99% to -4.91%	1.46%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount	2017	2,396,070	$9.37 to $9.59	$22,710,846	0.90% to 1.80%	8.99% to 9.96%	1.60%
FEDS - Managed Tail Risk Fund II Primary Shares Subaccount	2016	2,327,966	$8.59 to $8.72	$20,148,924	0.90% to 1.80%	-5.71% to -4.87%	1.42%
IVYV - VIP Asset Strategy Subaccount	2020	7,166,368	$17.82 to $20.82	$137,616,604	0.65% to 1.70%	11.97% to 13.14%	1.97%
IVYV - VIP Asset Strategy Subaccount	2019	8,316,751	$12.88 to $18.40	$142,056,000	0.65% to 1.80%	19.62% to 20.99%	2.02%
IVYV - VIP Asset Strategy Subaccount	2018	10,485,090	$10.77 to $15.21	$149,022,711	0.65% to 1.80%	-7.12% to -6.05%	1.72%
IVYV - VIP Asset Strategy Subaccount	2017	13,095,137	$11.59 to $16.19	$199,461,749	0.65% to 1.80%	16.19% to 17.51%	1.52%
IVYV - VIP Asset Strategy Subaccount	2016	16,162,783	$9.98 to $13.78	$210,832,844	0.65% to 1.80%	-4.29% to -3.20%	0.59%
IVYV - VIP Natural Resources Subaccount	2020	4,056,338	$6.25 to $6.44	$23,702,100	0.65% to 1.70%	-13.47% to -12.56%	2.38%
IVYV - VIP Natural Resources Subaccount	2019	4,333,122	$7.15 to $7.45	$29,105,263	0.65% to 1.70%	7.63% to 8.75%	0.97%
IVYV - VIP Natural Resources Subaccount	2018	5,014,799	$6.57 to $6.92	$31,143,256	0.65% to 1.70%	-24.52% to -23.73%	0.30%
IVYV - VIP Natural Resources Subaccount	2017	6,026,437	$6.26 to $8.62	$49,327,220	0.65% to 1.80%	1.15% to 2.31%	0.13%
IVYV - VIP Natural Resources Subaccount	2016	6,441,680	$6.19 to $8.42	$51,845,201	0.65% to 1.80%	21.62% to 23.01%	0.69%
IVYV - VIP Science and Technology Subaccount	2020	2,090,769	$37.51 to $59.84	$115,765,991	0.65% to 1.80%	32.96% to 34.49%	0.00%
IVYV - VIP Science and Technology Subaccount	2019	2,475,838	$28.21 to $44.49	$102,494,850	0.65% to 1.80%	46.84% to 48.52%	0.00%
IVYV - VIP Science and Technology Subaccount	2018	2,997,438	$19.21 to $29.96	$84,066,525	0.65% to 1.80%	-6.92% to -5.85%	0.00%
IVYV - VIP Science and Technology Subaccount	2017	3,475,416	$20.64 to $31.82	$104,173,944	0.65% to 1.80%	29.79% to 31.27%	0.00%
IVYV - VIP Science and Technology Subaccount	2016	3,541,073	$15.90 to $24.24	$81,392,310	0.65% to 1.80%	-0.25% to 0.89%	0.00%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2020	25,323,073	$12.93 to $14.28	$339,859,534	0.65% to 1.70%	4.12% to 5.21%	2.21%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2019	28,327,362	$12.42 to $13.57	$363,743,294	0.65% to 1.70%	12.64% to 13.81%	2.16%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2018	32,672,683	$10.94 to $11.92	$370,918,496	0.65% to 1.80%	-7.71% to -6.65%	1.62%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2017	37,484,039	$11.86 to $12.77	$458,541,460	0.65% to 1.80%	8.63% to 9.87%	1.50%
NLV2 - TOPS® Managed Risk Balanced ETF Subaccount	2016	40,895,505	$10.92 to $11.62	$458,150,270	0.65% to 1.80%	4.35% to 5.54%	1.29%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2020	39,500,239	$13.53 to $14.94	$553,807,954	0.65% to 1.70%	4.13% to 5.22%	2.24%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	44,527,181	$12.99 to $14.20	$597,307,680	0.65% to 1.70%	14.36% to 15.55%	2.12%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	51,865,310	$11.28 to $12.29	$605,964,560	0.65% to 1.80%	-8.87% to -7.82%	1.59%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	57,988,180	$12.38 to $13.33	$739,820,419	0.65% to 1.80%	11.84% to 13.11%	1.58%
NLV2 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	64,372,005	$11.07 to $11.78	$730,788,110	0.65% to 1.80%	4.43% to 5.63%	1.48%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2020	35,824,937	$13.24 to $14.62	$490,492,368	0.65% to 1.70%	3.42% to 4.51%	2.09%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2019	40,202,202	$12.80 to $13.99	$530,437,585	0.65% to 1.70%	15.12% to 16.32%	1.89%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2018	46,135,218	$11.04 to $12.03	$526,823,239	0.65% to 1.80%	-10.35% to -9.32%	1.49%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2017	50,223,992	$12.31 to $13.26	$636,961,491	0.65% to 1.80%	15.58% to 16.90%	1.56%
NLV2 - TOPS® Managed Risk Growth ETF Subaccount	2016	56,567,751	$10.65 to $11.35	$617,803,913	0.65% to 1.80%	3.70% to 4.89%	1.63%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2020	4,519,522	$11.16 to $11.90	$51,878,825	0.65% to 1.80%	3.79% to 4.98%	2.11%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2019	4,917,460	$10.75 to $11.34	$54,062,138	0.65% to 1.80%	12.46% to 13.74%	2.13%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2018	5,221,988	$9.56 to $9.97	$50,752,330	0.65% to 1.80%	-7.82% to -6.76%	1.64%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2017	4,959,789	$10.37 to $10.69	$52,058,201	0.65% to 1.80%	8.63% to 9.87%	1.54%
NLV3 - TOPS® Managed Risk Balanced ETF Subaccount	2016	4,160,177	$9.55 to $9.73	$40,010,640	0.65% to 1.80%	4.15% to 5.34%	1.54%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2020	7,601,082	$11.25 to $12.00	$87,830,561	0.65% to 1.80%	4.02% to 5.21%	2.15%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2019	8,510,603	$10.82 to $11.41	$94,085,410	0.65% to 1.80%	14.11% to 15.41%	2.08%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	9,648,841	$9.48 to $9.88	$92,933,244	0.65% to 1.80%	-9.02% to -7.98%	1.61%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	8,946,748	$10.42 to $10.74	$94,302,704	0.65% to 1.80%	11.83% to 13.10%	1.62%
NLV3 - TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	7,424,602	$9.32 to $9.50	$69,677,428	0.65% to 1.80%	4.27% to 5.46%	1.73%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2020	4,379,926	$11.09 to $11.83	$49,934,415	0.65% to 1.80%	3.31% to 4.50%	2.01%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2019	4,852,388	$10.73 to $11.32	$53,264,505	0.65% to 1.80%	14.87% to 16.18%	1.83%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2018	5,492,930	$9.34 to $9.74	$52,177,810	0.65% to 1.80%	-10.46% to -9.43%	1.54%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2017	4,535,310	$10.43 to $10.75	$47,876,327	0.65% to 1.80%	15.38% to 16.70%	1.62%
NLV3 - TOPS® Managed Risk Growth ETF Subaccount	2016	3,420,042	$9.04 to $9.22	$31,153,475	0.65% to 1.80%	3.64% to 4.83%	1.76%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Ohio National Life Insurance Company
and Contract Owners of Ohio National Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Ohio National Variable Account A (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in Note 6. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio
April 7, 2021

Appendix

Statements of assets and contract owners’ equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

VPS Dynamic Asset Allocation Subaccount

VPS Global Risk Allocation-Moderate Subaccount

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

Invesco V.I. Comstock Series I Subaccount

Invesco V.I. International Growth Series II Subaccount

BNY MELLON VARIABLE INVESTMENT FUND - SERVICE SHARES

Appreciation Subaccount

CALVERT VARIABLE PRODUCTS, INC.

VP S&P 500 Index Subaccount

FEDERATED HERMES INSURANCE SERIES (1)

Kaufmann Fund II Service Shares Subaccount

Managed Volatility Fund II Primary Shares Subaccount

Managed Volatility Fund II Service Shares Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - INITIAL CLASS

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP High Income Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Contrafund® Subaccount

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 4

Franklin Allocation VIP Subaccount

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - SERVICE SHARES

Global Trends Allocation Subaccount

Large Cap Value Subaccount

2

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST - CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

JANUS ASPEN SERIES - INSTITUTIONAL SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Flexible Bond Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

Janus Henderson U.S. Low Volatility Subaccount

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi-Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST - CLASS II

Western Asset Core Plus VIT Subaccount

MFS® VARIABLE INSURANCE TRUST - SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II - SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS I

VIF Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Core Plus Fixed Income Subaccount

VIF Growth Subaccount

VIF U.S. Real Estate Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - S CLASS

AMT Mid Cap Intrinsic Value Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

NORTHERN LIGHTS VARIABLE TRUST - CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

3

TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

ON Balanced Model Subaccount

ON BlackRock Advantage Large Cap Core Subaccount

ON BlackRock Advantage Large Cap Growth Subaccount

ON BlackRock Advantage Large Cap Value Subaccount

ON BlackRock Advantage Small Cap Growth Subaccount

ON BlackRock Balanced Allocation Subaccount

ON Bond Subaccount

ON Federated High Income Bond Subaccount

ON Growth Model Subaccount

ON BlackRock Advantage International Equity Subaccount (1)

ON Janus Henderson Enterprise Subaccount

ON Janus Henderson Forty Subaccount

ON Janus Henderson Venture Subaccount

ON Moderate Growth Model Subaccount

ON Moderately Conservative Model Subaccount

ON Nasdaq-100® Index Subaccount

ON Risk Managed Balanced Subaccount

ON S&P 500® Index Subaccount

ON S&P MidCap 400® Index Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

CommodityRealReturn® Strategy Subaccount

Global Bond Opportunities Subaccount

Global Diversified Allocation Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

Total Return Subaccount

ROYCE CAPITAL FUND - INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. - CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

WELLS FARGO VARIABLE TRUST

Discovery Subaccount

Opportunity Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2019 to May 1, 2019 (liquidation).

OHIO NATIONAL FUND, INC.

ON Capital Appreciation Subaccount

ON ClearBridge Small Cap Subaccount

ON Equity Subaccount

ON ICON Balanced Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 27, 2019 (liquidation).

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

U.S. Equity Select Subaccount

4

Statement of operations for the period from January 1, 2020 to December 4, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to December 4, 2020 (liquidation) and the year ended December 31, 2019.

OHIO NATIONAL FUND, INC.

ON Conservative Model Subaccount

Statement of operations for the period from January 1, 2020 to May 29, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to May 29, 2020 (liquidation) and the year ended December 31, 2019.

OHIO NATIONAL FUND, INC.

ON Foreign Subaccount

Statement of assets and contract owners equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from December 4, 2020 (commencement of operations) to December 31, 2020.

OHIO NATIONAL FUND, INC.

ON Federated Core Plus Bond Subaccount

(1)	See the footnote to the statements of assets and contract owners' equity for the former name of the subaccount.

5

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Financial Statements and Supplementary Information

December 31, 2020, 2019 and 2018

(With Independent Auditors’ Report Thereon)

KPMG LLP
Suite 3400
312 Walnut Street
Cincinnati, OH 45202

Independent Auditors’ Report

The Board of Directors

The Ohio National Life Insurance Company:

We have audited the accompanying financial statements of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Emphasis of Matter

As discussed in Note 3 to the financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Cincinnati, Ohio

March 26, 2021

The Ohio National Life Insurance Company

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

December 31, 2020 and 2019

(Dollars in thousands, except share amounts)

Admitted Assets	2020	2019
Investments:
Bonds	$5,398,199	5,382,681
Preferred stocks	7,101	5,101
Common stocks at fair value (cost $45,931 in 2020 and $42,492 in 2019)	45,414	41,721
Common stock of unconsolidated life insurance subsidiaries at statutory equity
(cost $181,082 in 2020 and 2019)	302,363	323,640
Common stocks of nonlife insurance subsidiaries at statutory equity
(cost $10,830 in 2020 and 2019)	8,979	9,049
Mortgage loans on real estate	970,773	930,632
Real estate, at cost less accumulated depreciation	24,757	25,758
Contract loans	835,945	744,593
Cash, cash equivalents and short-term investments	648,526	397,382
Receivables for securities	510	528
Derivatives	115,488	111,721
Other invested assets	489,176	251,659
Securities lending reinvested collateral assets	281,976	172,498
Receivable for collateral	1,200	26,000
Total investments	9,130,407	8,422,963
Premiums and other considerations deferred and uncollected	97,259	90,293
Accrued investment income	49,473	48,870
Current federal income tax recoverable	7,813	—
Deferred tax asset, net	111,546	121,096
Other assets	210,015	285,765
Separate Account assets	18,793,793	19,255,771
Total admitted assets	$28,400,306	28,224,758
Liabilities and Capital and Surplus
Reserves for future policy benefits:
Life policies and contracts	$6,438,887	5,884,659
Accident and health policies	26,793	27,437
Annuity and other deposit funds	658,260	663,946
Contract claims	23,562	19,593
Other policyholders’ funds:
Policyholders’ dividend accumulations	31,680	32,964
Provision for policyholders’ dividends payable in following year	101,828	109,863
Other	1,575	1,498
Current federal income taxes	—	4,072
Payable to parent, subsidiaries and affiliates	155,195	202,678
Interest maintenance reserve	19,457	20,020
Asset valuation reserve	52,098	40,774
Transfers to Separate Accounts due or accrued, net	(109,994)	(123,076)
Payable for securities	9,027	4,556
Payable for securities lending	281,976	172,498
Reinsurance funds withheld due to affiliate, net	481,935	492,467
Other liabilities	355,728	395,175
Separate Account liabilities	18,793,792	19,255,771
Total liabilities	27,321,799	27,204,895
Capital and surplus:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Surplus notes	309,851	309,775
Gross paid in and contributed surplus	283,297	283,297
Aggregate write-ins for special surplus funds	35,826	35,826
Unassigned surplus	439,533	380,965
Total capital and surplus	1,078,507	1,019,863
Total liabilities and capital and surplus	$28,400,306	28,224,758

See accompanying notes to statutory financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Statements of Operations

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Premiums and other considerations:
Life and annuity	$1,308,065	1,047,377	2,222,765
Accident and health	5,373	5,773	5,981
Total premiums and other considerations	1,313,438	1,053,150	2,228,746
Investment income:
Interest on bonds	221,515	264,249	284,323
Dividends on stocks	1,317	2,734	3,380
Dividends from subsidiaries	18,950	112,750	31,924
Interest on mortgage loans	45,344	44,104	41,426
Real estate income	2,016	1,829	1,932
Interest on contract loans	35,553	32,065	27,261
Other income	15,327	14,700	15,702
Total investment income	340,022	472,431	405,948
Less investment expenses	32,339	32,235	33,856
Net investment income	307,683	440,196	372,092
Total income	1,621,121	1,493,346	2,600,838
Death and other benefits:
Death benefits	62,313	45,566	98,072
Accident and health benefits	1,732	1,405	2,178
Annuity benefits, fund withdrawals, and other benefits to policyholders and beneficiaries	2,541,039	3,538,173	3,383,480
Total death and other benefits	2,605,084	3,585,144	3,483,730
Change in reserves for future policy benefits and other funds	611,430	639,895	669,329
Commissions	172,865	186,543	318,169
General insurance expenses	131,297	143,920	170,690
Insurance taxes, licenses, and fees	17,516	19,851	18,860
Net transfers from Separate Accounts	(2,118,476)	(3,027,908)	(2,139,023)
Total expenses	1,419,716	1,547,445	2,521,755
Income (loss) before dividends to policyholders, expense (benefit) for federal income taxes, and net realized capital (gains) losses	201,405	(54,099)	79,083
Dividends to policyholders	105,865	112,994	116,431
Income (loss) before expense (benefit) for federal income taxes and net realized capital gains (losses)	95,540	(167,093)	(37,348)
Expense (benefit) for federal income taxes	33,016	(88,213)	(9,704)
Income (loss) before net realized capital gains (losses)	62,524	(78,880)	(27,644)
Net realized capital gains (losses), net of interest maintenance reserve and income taxes	72,355	(4,935)	(27,776)
Net income (loss)	$134,879	(83,815)	(55,420)

See accompanying notes to statutory financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Common stock	Surplus notes	Gross paid in and contributed surplus	Aggregate write-ins for special purpose funds	Unassigned surplus	Total capital and surplus
Balance at December 31, 2017	$10,000	309,622	283,297	(11,532)	510,163	1,101,550
Net loss	—	—	—	—	(55,420)	(55,420)
Amortization of surplus note	—	76	—	—	—	76
Change in net unrealized capital gains	—	—	—	—	4,403	4,403
Change in net unrealized foreign exchange capital gain	—	—	—	—	(137)	(137)
Change in net deferred income tax	—	—	—	—	29,729	29,729
Change in nonadmitted assets and related items	—	—	—	—	(16,816)	(16,816)
Change in asset valuation reserve	—	—	—	—	3,420	3,420
Correction of an error, net of tax	—	—	—	—	(1,063)	(1,063)
Benefit plan adjustment	—	—	—	—	6,208	6,208
Voluntary reserve	—	—	—	7,123	—	7,123
Dividends to stockholder	—	—	—	—	(60,000)	(60,000)
Balance at December 31, 2018	10,000	309,698	283,297	(4,409)	420,487	1,019,073
Net loss	—	—	—	—	(83,815)	(83,815)
Amortization of surplus note	—	77	—	—	—	77
Change in net unrealized capital gains	—	—	—	—	41,436	41,436
Change in net unrealized foreign exchange capital gain	—	—	—	—	(1)	(1)
Change in net deferred income tax	—	—	—	—	(16,822)	(16,822)
Change in nonadmitted assets and related items	—	—	—	—	16,728	16,728
Change in asset valuation reserve	—	—	—	—	(38,352)	(38,352)
Correction of an error, net of tax	—	—	—	—	(1,446)	(1,446)
Deferred coinsurance gain	—	—	—	—	40,784	40,784
Benefit plan adjustment	—	—	—	—	(366)	(366)
Voluntary reserve	—	—	—	4,409	93,158	97,567
Segregated special surplus for the benefit of affiliate	—	—	—	35,826	(35,826)	—
Dividends to stockholder	—	—	—	—	(55,000)	(55,000)
Balance at December 31, 2019	10,000	309,775	283,297	35,826	380,965	1,019,863
Net income	—	—	—	—	134,879	134,879
Amortization of surplus note	—	76	—	—	—	76
Change in net unrealized capital gains	—	—	—	—	(44,627)	(44,627)
Change in net deferred income tax	—	—	—	—	10,885	10,885
Change in nonadmitted assets and related items	—	—	—	—	(24,770)	(24,770)
Change in asset valuation reserve	—	—	—	—	(11,323)	(11,323)
Change in reserve valuation basis	—	—	—	—	63,050	63,050
Correction of an error, net of tax	—	—	—	—	(195)	(195)
Deferred coinsurance gain	—	—	—	—	(22,921)	(22,921)
Benefit plan adjustment	—	—	—	—	(6,410)	(6,410)
Dividends to stockholder	—	—	—	—	(40,000)	(40,000)
Balance at December 31, 2020	$10,000	309,851	283,297	35,826	439,533	1,078,507

See accompanying notes to statutory financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Statutory Statements of Cash Flow

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Cash flow from operations:
Premiums, other considerations, and fund deposits	$980,931	1,087,409	1,847,775
Investment income	309,036	441,010	372,370
	1,289,967	1,528,419	2,220,145
Less:
Death and other benefits	2,198,713	3,368,750	2,614,046
Commissions, taxes, and other expenses	397,424	288,797	445,230
Dividends paid to policyholders	114,097	115,392	100,620
Net transfers from separate accounts	(2,131,558)	(3,078,812)	(2,216,518)
	578,676	694,127	943,378
Net cash provided by operations	711,291	834,292	1,276,767
Cash flow from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	937,751	753,192	919,511
Stocks	—	16,952	4,851
Mortgage loans on real estate	92,223	107,996	124,424
Real estate	16	—	—
Other	29,863	3,106	2,435
Total investment proceeds	1,059,853	881,246	1,051,221
Less cost of investments acquired:
Bonds	1,011,681	1,010,788	2,016,210
Stocks	5,439	7,534	6,426
Mortgage loans on real estate	132,165	181,512	180,882
Real estate	—	382	2,546
Other	337,823	65,584	63,326
Total investments acquired	1,487,108	1,265,800	2,269,390
Less increase in contract loans	91,384	105,791	95,801
Net cash used in investing activities	(518,639)	(490,345)	(1,313,970)
Cash flow from financing and other miscellaneous sources:
Deposits on deposit-type contracts and other liabilities	169,681	119,313	122,022
Withdrawals on deposit-type contracts and other liabilities	(198,841)	(145,228)	(131,929)
Dividends to stockholder	(40,000)	(55,000)	(60,000)
Other, net	127,652	(193,080)	(8,754)
Net cash used in financing	58,492	(273,995)	(78,661)

Net increase (decrease) in cash, cash equivalents and short-term investments	251,144	69,952	(115,864)
Cash, cash equivalents and short-term investments:
Beginning of year	397,382	327,430	443,294
End of year	$648,526	397,382	327,430
Supplemental disclosures of cash flow information for non-cash transactions:
Change in securities lending collateral	$109,478	(57,807)	229,772
Funds held under fixed indexed annuity reinsurance agreement, net	(41,443)	(40,411)	482,442
Capital contribution to affiliate	—	80,000	—
Affiliate reinsurance agreements, net	—	(378,976)	—
Coinsurance reinsurance agreement	—	(1,694,934)	—
Deferred gain on coinsurance reinsurance agreements	22,921	12,061	—

See accompanying notes to statutory financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(1)	Organization and Business

Organization

The Ohio National Life Insurance Company (“ONLIC” or the “Company”) is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary; National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary; Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company; Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company; Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company; Sunrise Captive Re, LLC (“SUNR”), an Ohio authorized reinsurer; Ohio National Investments, Inc. (“ONII”), an investment advisor; Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934; and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC is a life and health (disability) insurer licensed in 49 states, the District of Columbia and Puerto Rico. The Company offered a full range of life, disability, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company announced on September 6, 2018, that it would exclusively focus on growing its life insurance and disability insurance product lines going forward. The decision followed a comprehensive strategic review of the Company’s businesses, taking into account the continuously changing regulatory landscape, the sustained low interest rate environment, and the increasing cost of doing business, as well as growth opportunities and the Company’s competitive strengths. Effective September 15, 2018, the Company no longer accepts applications for variable annuities or new retirement plans but will continue to service and support existing clients in both product lines. During the second quarter of 2020, the Company made the strategic decision to relaunch its fixed indexed annuity product.

In 2018, the Company offered certain variable annuity policyholders with the guaranteed minimum income benefit (“GMIB”) rider the opportunity to exchange that policy and associated rider for a fixed indexed annuity policy with an enhanced guaranteed lifetime withdrawal benefit (“GLWB”) rider. More than $500,000 in account value was exchanged under this program.

Additionally, in late 2018 and through March 15, 2019, the Company offered to buy-back certain variable annuity policies from policyholders with the GMIB rider. The Company paid approximately $115,000 and $58,000 related to the buy-back during 2019 and 2018, respectively, which is included in benefits and claims on the corresponding statements of operations. A second phase of the buy-back was offered in late 2020 and into 2021. The Company paid approximately $12,000 related to the buy-back in 2020, which is included in benefits and claims on the corresponding statements of operations.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

(2)	Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the “Department”), which is an other comprehensive basis of accounting that differs from U.S. generally accepted accounting principles (“GAAP”). The Department requires that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the Statement of Statutory Accounting Principles (“SSAP”) that are described in the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (the “Manual”) subject to any deviations prescribed or permitted by the state insurance commissioner.

ONLIC does not have any permitted or prescribed statutory accounting practices as of December 31, 2020 and 2019. ONLIC’s wholly-owned Vermont subsidiaries have permitted accounting practices as disclosed in Note 3(c). The statutory financial statements presented represent the accounts of the Company and do not include the accounts of any of its subsidiaries.

The Company’s subsidiary, SUNR, applies a prescribed practice which values assumed guaranteed minimum death benefit (“GMDB”) and guaranteed lifetime withdrawal benefit (“GLWB”) risks on variable annuity contracts from the Company using a separate alternative reserve basis pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to the Company’s guaranteed risks changed the Company’s carrying value of SUNR, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $186,173 and ($164,187) as of December 31, 2020 and 2019, respectively. If the prescribed practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SSAP and practices prescribed by the State of Ohio are shown below:

	2020	2019
Net Income

Company state basis	$134,879	(83,815)
State prescribed practices that are an increase/(decrease) from NAIC SAP	—	—
NAIC SAP	$134,879	(83,815)

Surplus

Company state basis	$1,078,507	1,019,863
State prescribed practices that are an increase/(decrease) from NAIC SAP Subsidiary valuation - SUNR	186,173	(164,187)
NAIC SAP	$892,334	1,184,050

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Statutory accounting practices are different in some respects from financial statements prepared in accordance with GAAP. The primary reasons for the differences between equity and net income (loss) on a GAAP basis versus capital and surplus and net income (loss) on a statutory basis are that, for GAAP reporting purposes:

•	The costs related to acquiring business, principally commissions and certain policy issue expenses related to successful acquisition efforts, are amortized over the period benefited rather than charged to income in the year incurred;

•	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity securities are carried at either amortized cost or fair value based on their classifications; investments in fixed maturity securities classified as available-for-sale are carried at estimated fair value with net unrealized holding gains and losses reported in other comprehensive income; fixed maturity securities designated as trading are carried at fair value with net unrealized holding gains and losses reported in income; under statutory accounting, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating and any adjustments to fair value are reported directly in surplus (see Note 3(c) for more information regarding bond valuation);

•	only contracts that have significant mortality or morbidity risk are classified as insurance contracts; otherwise, they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments; for statutory reporting, contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at fair value as opposed to a component of separate account assets;

•	under GAAP, “nonadmitted” assets do not exist, while for statutory reporting nonadmitted assets are excluded from surplus (see Note 3(b) for more information regarding nonadmitted assets);

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive income and comprehensive income;

•	consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, is the primary beneficiary while for statutory, consolidation is not applicable;

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus;

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

•	certain assets and liabilities are reported gross of ceded reinsurance balances;

•	deposits to universal life contracts, investment contracts and limited payment contracts are not included in revenue;

•	negative cash balances are reported as liabilities;

•	certain annuity related contracts give rise to embedded derivatives for GAAP while STAT does not recognize these embedded derivatives; and

•	on a statutory basis only, the correction of immaterial prior period errors are recorded directly to surplus.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates and assumptions include those used in determining the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the date of the statutory financial statements. Management believes the amounts provided are appropriate.

(b)	Nonadmitted Assets

Certain assets designated as “nonadmitted assets” (principally furniture, equipment, certain deferred taxes, and certain receivables) have been excluded from total admitted assets by a direct charge to surplus.

(c)	Investments

Investment Income

Interest and dividends on investments is recorded within investment income. Realized capital gains and losses are reported net of federal income tax and transfers to the interest maintenance reserve (“IMR”). Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Unrealized gains and losses on investments are charged or credited to unassigned surplus in accordance with NAIC rules.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Bonds

Bonds are valued as prescribed by the Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office. Bonds are rated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), “5” (lowest quality, not in or near default) or “6” (lowest quality, in or near default). Bonds rated as categories 1 through 5 are reported in the financial statements at amortized cost using the modified scientific method. Bonds rated as category 6 are reported at the lower of amortized cost or fair value.

Mortgage-backed securities are generally stated at amortized cost and are amortized using anticipated prepayment assumptions based on a retrospective adjustment method that estimates prepayment activity by utilizing certain factors, including seasonality, current levels of interest rates, economic activity, and the term and age of the underlying collateral.

All securities defined as hybrid securities by the SVO are reported as bonds and are carried at amortized cost.

Preferred and Common Stocks

Preferred stocks rated by the SVO as categories 1-3 are reported at amortized cost. Those rated as categories 4-6 are reported at the lower of amortized cost or fair value.

Common stocks of unaffiliated companies are carried at fair value based on information from the SVO, and quoted market prices when information is not available from the SVO.

Investments in the Company’s wholly owned insurance subsidiaries are carried at audited statutory equity with changes in net assets, other than dividends declared, recognized as net unrealized capital gains or losses through surplus. Investments in the Company’s special purpose financial captive reinsurers are carried as follows: MONT and KENW are carried at zero due to the fact that the State of Vermont has granted a permitted practice to allow the recognition of an admitted asset related to recoverables from third party stop-loss reinsurance agreements. The investment in CMGO is carried at the amount of capital contributions made by the Company. If the value of CMGO’s surplus were to fall below the level of all capital contributions then a dollar for dollar reduction of the carrying value would occur until the investment value reached zero. The investment in SUNR is carried at the value of SUNR’s statutory surplus, adjusted for the prescribed practice described in Note 2. Investments in wholly owned noninsurance subsidiaries are carried at the value of their underlying audited GAAP basis equity, adjusted for nonadmitted assets, based on the significance of their operations beyond holding assets for the use of the Company. The Company does not record the investment in ONII, a noninsurance subsidiary, as it does not have audited GAAP financial statements for 2020, 2019 and 2018.

Management reviews its investments in subsidiary, controlled, and affiliated entities for impairment based upon the probability that the Company will be able to recover the carrying amount of the investment or if there is evidence indicating the inability of the investee to sustain earnings, which would justify the carrying amount of the investment.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Management regularly reviews its bond and stock portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 6 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are recorded at the unpaid principal balance of the loan, net of valuation allowance and unamortized discount. Management periodically reviews the portfolio for impairment and obtains updated valuations of the underlying collateral as needed. Significant changes (increase or decrease) in the net value of the collateral are adjusted through the valuation allowance; however, the net carrying value amount of the loan shall not exceed the recorded investment in the loan.

Loans in foreclosure and loans considered impaired as of the date of the statutory statement of admitted assets, liabilities, and capital and surplus are placed on nonaccrual status and written down to the estimated fair value, net of estimated selling costs, of the underlying property to derive a new cost basis. Interest received on nonaccrual status mortgage loans on real estate is included in net investment income in the period received.

Mortgage loans can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred. In response to the Coronavirus (“COVID-19”) pandemic, there was an increase in the volume of loan modifications in the Company’s mortgage portfolio. The COVID-19 related modifications were primarily in the form of principal and/or interest deferrals in accordance with the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus and in accordance with the interpretation issued by the NAIC, INT 20-03 Troubled Debt Restructuring Due to COVID-19, during the year ended December 31, 2020. Accordingly, these loans were not categorized as a TDR.

Real Estate

Real estate, occupied by the Company and held for the production of income, is generally carried at depreciated cost, net of encumbrances. Accumulated depreciation was $6,134 and $5,133 as of December 31, 2020 and 2019, respectively.

The Company occupies less than 50% of buildings held for the production of income.

Contract Loans

Contract loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Cash, Cash Equivalents and Short-term Investments

Short-term investments are carried at amortized cost and cash equivalents are carried at fair value. Cash equivalents are short-term and highly liquid investments with original maturities of three months or less, and short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at time of purchase.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company. The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that were sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity product. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. These derivative instruments are carried at estimated fair value. The realized changes in fair value are recorded in net realized capital losses, net of interest maintenance reserve and income taxes. The unrealized changes in fair value are recorded in unassigned surplus.

The Company enters into derivative transactions that meet the criteria for hedge accounting. The Company purchased a foreign currency swap that meets the criteria for hedge accounting and is accounted for consistent with the underlying hedged asset. The swap instrument is carried at estimated fair value, and changes in the estimated fair value of the swaps are recorded as unrealized capital gains or losses in unassigned surplus.

Other Invested Assets

Other invested assets primarily consist of external and inter-company surplus notes, accounted for at amortized cost for NAIC ratings 1 or 2 or the lessor of amortized cost or fair value for NAIC ratings 3 through 6, and the Company’s investment in SUNR.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. Securities lending reinvested collateral assets and the corresponding liability, payables for securities lending, are recorded on the statutory statements of admitted assets, liabilities, and capital and surplus. Income and expenses associated with securities lending transactions are reported within net investment income.

(d)	Segregated Special Surplus Fund

The Company has established a segregated special surplus fund for the benefit of SUNR, a consolidated subsidiary, in accordance with a reinsurance agreement undertaken during 2019. The assets are to be used to provide the protection to maintain SUNR’s statutory total adjusted capital at a level of at least 200% of its authorized control level risk based capital. The segregated special surplus fund is held in a custodial account. At December 31, 2020 and 2019, the required amount to be segregated was $35,826 recorded in the aggregate write-ins for special surplus funds on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus and the Statutory Statements of Changes in Capital and Surplus. Total value of the custodial account was $39,325 and $36,437, at December 31, 2020 and 2019, respectively, which was invested in the following:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
Cash and cash equivalents	$877	3,090
Securities available-for-sale, at fair value:
Fixed maturity securities	32,612	25,579
Mortgage loans on real estate, net	5,836	7,768
Total custodial account value	$39,325	36,437

(e)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. Separate account liabilities for individual annuities issued in 1992 and after represent contract holders’ funds adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). The difference between full account value and CARVM is reflected in transfers to separate accounts due or accrued, net, as prescribed by the NAIC, on the statutory statements of admitted assets, liabilities and capital and surplus. The annual change in the difference between full account value and CARVM is reflected in the statutory statements of income as part of the net transfers from separate accounts. The Company’s revenue reflects fees charged to the separate accounts including administrative services and risks assumed and for the activity related to guaranteed contracts, which are riders to existing variable annuity contracts that are guaranteed by the Company’s general account assets.

Under accounting procedures prescribed by the NAIC, the Company records seed money contributed to, or withdrawn from, variable annuity separate accounts through a direct charge or credit to surplus. Seed money held in separate accounts represents the difference between separate account assets and liabilities. The change in separate account surplus, developed through seed money contributions, withdrawals, and unrealized gains and losses generated thereon, is also recorded directly to surplus without providing for federal income tax or income tax reductions. Dividend and capital gain distributions on seed money are recorded as other income in the statutory statements of income.

Premium income, benefits and expenses of the separate accounts are included in the statutory statements of income with the offset recorded in net transfers from separate accounts in the statutory statements of income. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders and are not recorded in the statutory statements of income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders and, accordingly, are reflected in the separate account liability to the contract holder.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(f)	Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies. Individual accident and health (disability) premiums are earned ratably over the terms of the related contracts or policies. Universal life and annuity premiums are recognized as revenue when received. Amounts received related to deposit contracts with mortality or morbidity risk, such as traditional life products and certain annuities with life contingencies, are recorded as premiums. Amounts received as payment for deposit contracts that do not incorporate any mortality or morbidity risk, including those annuities without life contingencies and guaranteed investment contracts, are not reported as revenue, but are recorded directly to the appropriate policy reserve account.

Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(g)	Reserves for Future Policy Benefits

Life Policies and Contracts

For traditional life policies issued prior to January 1, 2020, reserves are based on statutory mortality and interest requirements without consideration for withdrawals. The mortality table and interest assumptions used for the majority of new policies issued was the 2017 Commissioners Standard Ordinary (“CSO”) table with an interest rate of 3.5%. With respect to in force policies, the mortality tables and interest assumptions used are primarily the 1941 CSO table with interest rates of 2.25% to 2.5%, the 1958 CSO table with interest rates of 1.75% to 4.5%, the 1980 CSO table with interest rates of 3.0% to 5.5%, the 2001 CSO table with interest rates of 3.0% to 4.0%, and the 2017 CSO table with an interest rate of 3.5%. For policies issued January 1, 2020 and after, reserves are calculated as prescribed in section 20 of the Valuation Manual (“VM-20”) using principles based reserves (“PBR”). The assumptions used in the calculations are a combination of prescribed assumptions and company experience.

The Company waives the deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Reserves are computed using continuous functions to reflect these practices.

The method used in valuation of substandard policies is to hold 50% of the annual substandard premium as the substandard reserve in addition to the reserve calculated using standard mortality.

The Company had $6,897,979 and $6,695,902 of individual life insurance in force as of December 31, 2020 and 2019, respectively, and $1,250,881 and $1,100,703 of related reserves as of December 31, 2020 and 2019, respectively, for which the gross premiums were less than the net premiums according to the standard valuation set by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual Statement instructions. Traditional life, permanent and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Accident and Health (Disability) Policies

The aggregate reserves for individual accident and health (disability) policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves are calculated on a two-year preliminary term basis at interest rates of 3.0% to 6.0%, using either the 1964 Commissioner’s Disability Table (policies issued prior to 1990) or the 1985 Commissioner’s Individual Disability Table A (policies issued after 1989). The disabled life reserves are calculated using either the 1985 Commissioner’s Individual Disability Table C at interest rates of 3.5% to 5.5% (claims incurred after 1989) or the 1964 Commissioner’s Disability Table at an interest rate of 3.5% (claims incurred prior to 1990). Beginning January 1, 2020, the disability reserve calculations for new policies also incorporate the 2013 Individual Disability Insurance table and its associated modifiers as required by Actuarial Guideline 50.

Annuity and Other Deposit Funds

The Company issued traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issued nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider. The fixed indexed annuity contracts issued beginning in 2020 do not include the GLWB rider.

Effective January 1, 2020, the Company began reserving for variable annuity policies in force under section 21 of the Valuation Manual (“VM-21”). VM-21 sets forth requirements for the valuation of PBR for variable annuity and other contracts involving certain guaranteed benefits similar to those offered with variable annuities. VM-21 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The requirement applies the principles of asset adequacy analysis directly to the risks associated with these products and guarantees. The VM-21 liability is evaluated with both company assumptions and prescribed assumptions under stochastic scenarios net of currently held applicable hedge asset cash flows. The Company holds the reserve liability valuation at the Conditional Tail Expectation (“CTE”) 70 level of the company assumptions value plus any additional standard projection amount and is subject to a floor of cash surrender value. These guarantee reserves are included in the general account reserves. Prior to 2020, these policies were reserved under Actuarial Guideline 43 (“AG43”).

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Actuarial Guideline 35 (“AG35”) interprets the standards for the valuation of reserves for fixed indexed annuities. AG35 is a holistic reserve methodology, thus rider benefit reserves are not determined separately from the base reserve but rather on the policy as a whole. The reserves for both the base policy and the rider guarantees are included in general account liabilities.

The reserves and deposit liabilities for individual deferred annuity products have been established based on the participants’ net contributions, policy term, interest rates and various contract provisions. The average interest rate credited on these annuity policies was 2.77% for the years ended December 31, 2020, 2019 and 2018. The reserves for individual annuity policies issued after 1991 have been adjusted for possible future surrender charges in accordance with CARVM.

Reserves for ordinary (individual) immediate annuities are determined primarily using the 1937 Standard Annuity Table (interest rate of 11.25%), the 1971 Individual Annuity Mortality Table (interest rate of 11.25%), the 1983 Annuity Table (interest rates of 6.25% to 11.00%), the Annuity 2000 Table (interest rates of 4.00% to 7.00%), or the IAR2012 Mortality Table (interest rates of 1.00% to 5.5%). Group immediate annuity reserves are based primarily on the 1971 Group Annuity Mortality Table (interest rates of 11% to 11.25%), the 1983 Group Annuity Mortality Table (interest rates of 6.25% to 9.25%) or the 1994 Group Annuity Mortality Table (interest rates of 1.50% to 7.00%).

(h)	Participating Business/Policyholders’ Dividends

Participating business, which refers to policies that participate in profits through policyholders’ dividends, represents 22.4% and 20.5% of the Company’s ordinary life insurance in force at December 31, 2020 and 2019, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholders’ funds in the statutory statements of admitted assets, liabilities and capital and surplus. The policyholder dividends incurred are recorded in dividends to policyholders in the statutory statements of income.

Policyholder dividends are approved annually by the Company’s board of directors based upon the amount of distributable surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company.

(i)	Asset Valuation Reserve/Interest Maintenance Reserve

In compliance with statutory requirements, the Company maintains an asset valuation reserve (“AVR”) and an IMR as prescribed by the NAIC.

The AVR is a formula reserve, which addresses specific asset risk areas and consists of the default component and the equity component. The default component provides for future credit related losses on bonds, including corporate debt securities, preferred stocks, derivative instruments, net of reinsurance, and mortgages. The equity component covers all types of equity investments. The two components are designed to address the default and equity risks of the Company’s assets by calculating maximum reserve targets and controlling the flow of the reserve from and into surplus. The change in AVR is charged or credited directly to unassigned surplus.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The IMR minimizes the statutory statements of income impact of interest rates related realized capital gains and losses. Realized capital gains and losses for all types of bonds that result from changes in the overall level of interest rates are removed from the net realized capital gains (losses) amount and credited or charged to the liability for IMR. This liability is amortized into income over the remaining life of each bond based on a seriatim method.

Credit related other-than-temporary impairment losses are recorded through the AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

(j)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or those that delay the timely reimbursement of claims.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer were unable to meet its obligations, the Company would be liable to policyholders.

Premium income, reserves for future policy benefits, and liabilities for contract claims are stated net of reinsurance. Premiums, benefits and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance agreements. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

(k)	Federal Home Loan Bank (“FHLB”) Agreements

The Company is a member of the FHLB of Cincinnati. Through its membership, and by purchasing FHLB stock, the Company can enter into deposit contracts. The Company had outstanding deposit contracts of $395,000 and $350,000 as of December 31, 2020 and 2019, respectively, which are included in annuity and other deposit funds on the statutory statements of admitted assets, liabilities, and capital and surplus. The Company uses the deposits for the purpose of additional spread income.

FHLB capital stock is included in common stocks at fair value on the statutory statements of admitted assets, liabilities and capital and surplus. FHLB capital stock purchased at December 31 is indicated in the table below and is only in the general account:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
Membership stock - Class B	$30,000	30,000
Activity stock	13,552	11,552
Total	$43,552	41,552
Actual or estimated borrowing capacity as determined by the insurer	$451,743	577,615

Membership stock eligible and not eligible for redemption at December 31, 2020 is as follows:

Membership stock	Current year total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class B	$30,000	30,000	—	—	—	—

Total collateral pledged to FHLB as of December 31 is indicated in the table below and is only in the general account.

	2020	2019
Total collateral pledged:
Fair value	$471,603	394,748
Carrying value	445,609	380,273
Total borrowing	395,000	350,000

The maximum amount pledged as of December 31 is as follows:

	2020	2019
Maximum amount pledged:
Fair value	$533,387	400,134
Carrying value	503,794	400,032
Total borrowing	450,000	350,000

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Borrowing from FHLB as of December 31 is indicated in the table below and is only in the general account.

2020	General account	Funding agreements reserves established
Funding agreements	$395,000	395,000

2019
Funding agreements	$350,000	350,000

The maximum amount available during the reporting period ended December 31, 2020 is $450,000 and is only applicable to the general account.

The Company has no prepayment obligations under debt, funding agreements or other agreements.

(l)	Income Taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported on the statutory statements of operations as provision for federal income tax expenses if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balance of deferred taxes, which provided for book versus tax temporary differences, are subject to limitations and are reported on various lines within capital and surplus. Limitations of deferred income taxes are recorded in the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of temporary differences, such as reserves and policy acquisition costs, and permanent differences, such as dividend received deduction and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH. The method of allocation of tax among the consolidated affiliates is subject to a written agreement and is based on the affiliates’ separate company taxable income. Net operating losses and realized losses are settled when utilized. Intercompany tax balances are settled quarterly.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. The CARES Act includes, among other items, measures concerning income tax, payroll tax credits, and loan programs. The CARES Act permits net operating loss (“NOL”) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to generate a refund of previously paid income taxes. The Company does not anticipate the NOL changes to impact income taxes. The Company did not participate in any of the CARES payroll tax credits or loan programs.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(m)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred, and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s statutory financial statements.

(n)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s statutory financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(o)	Equity and Undistributed Income of Subsidiaries

Dividends received by the Company from its affiliates are recognized in investment income provided that the dividend is not in excess of undistributed accumulated earnings.

(p)	New Accounting Standards

In May 2020, the NAIC adopted revisions to disclosures for SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which is effective as of December 31, 2020 and applied on a prospective basis. These revisions did not have an impact on the Company’s statutory financial statements; however, the new disclosures were included in Schedule 4.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

In July 2020, the NAIC issued revisions to SSAP No. 32R, Preferred Stock. These revisions update the definitions, measurement and impairment guidance for all preferred stock. With adoption of SSAP No. 32R, all perpetual preferred stock is to be valued at fair value, not to exceed any currently effective call price. This guidance is effective January 1, 2021. Management does not expect that this guidance will have a material impact on its statutory financial statements.

In July 2020, the NAIC issued revisions to SSAP No. 86, Financing Derivatives. These revisions ensure reporting consistency in that derivatives are reported "gross," i.e., without the inclusion of financing components. Additionally, amounts owed to/from the reporting entity from the acquisition or writing of derivatives shall be separately reflected. This guidance is effective January 1, 2021. Management does not expect that this guidance will have a material impact on its statutory financial statements.

In July 2020, the NAIC issued revisions to SSAP No.26R, Bonds. These revisions are effective as of January 1, 2021 and clarify that the accounting and reporting of investment income and capital gains/loss, due to the early liquidation either through a called bond or a bond tender offer, shall be similarly applied. The Company is in the process of assessing the impact of this standard on its statutory financial statements.

In November of 2018, the NAIC issued SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, effective January 1, 2020. This guidance establishes statutory accounting principles to address certain, limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. Eligibility for the special accounting provision within this standard is strictly limited to variable annuity contracts and other contracts involving certain guaranteed benefits similar to those offered with variable annuities that are reserved for in accordance with Valuation Manual 21: Requirements for Principal-Based Reserves for Variable Annuities. The adoption of this guidance did not impact the Company’s statutory financial statements.

(q)	Subsequent Events

The Company has evaluated subsequent events through March 26, 2021, the date the statutory financial statements were available to be issued.

The Company has paid approximately $24,000 related to the buy-back program mentioned in Note 1 for the year 2021 through March 26, 2021

On March 22, 2021, the Board of ONMH unanimously approved an agreement to enter into a strategic transaction with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021.

ONMH entered into the transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off ONMH’s strengths and infrastructure to grow its insurance business going forward.

The transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation has committed a $500 million capital infusion into ONMH over a four-year period following the closing of the transaction.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 14% and 13% of total individual annuity reserves as of December 31, 2020 and 2019, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance agreements to cede a portion of its life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to, requiring collateral to support ceded reserves, and following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to its competitors, the Company’s ability to market products to new customers could be harmed, and the Company could potentially lose existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Cyber Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber risk. Multiple layers of security controls provide redundancy in the event a security control fails or a vulnerability is exploited. Despite these efforts, there is still a risk a cyber incident could happen.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers and derivative counterparties, as well as, in many cases, requiring collateral, lines of credit or assets in trust to manage credit exposure.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the bond investments. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts, which offer guaranteed benefit riders as well as fixed indexed annuity contracts. Losses in the equity market could result in declines in separate account assets and assets under management, which could affect investment management fees revenue.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, effective July 1, 2019, the Company has reinsured the majority of the block of business with a third party under a coinsurance agreement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Investment Risk – see Note 6 for additional risks specific to the investment portfolio.

Coronavirus (“COVID-19”) Risk is the potential risk the Company is exposed to with the ongoing COVID-19 pandemic. Depending on the scope, severity and duration of the crisis, the Company could experience potential disruptions to business operations resulting from quarantines of employees, policyholders, or its distribution. Further, new and potentially unforeseen risks beyond those described above may arise as a result of the COVID-19 pandemic and the actions taken by governmental and regulatory authorities to mitigate its impact. Even after the crisis subsides, it is possible that the U.S. and other major economies will experience a prolonged recession or a prolonged economic recovery, in which event the Company’s businesses, results of operations and financial condition could be materially and adversely affected. Deterioration of economic conditions, geopolitical tensions or weakening in global capital markets may materially affect the Company’s businesses, results of operations, financial condition and liquidity.

The Company has business continuity plans in place to attempt to mitigate the risk posed to business operations by disruptive incidents such as these. The Company is continuing to evaluate the potential long-term impact of the crisis to its operations and financial condition.

(5)	Fair Value Measurements

Included in various investment related line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the statutory statements of admitted assets, liabilities, and capital and surplus into a three level hierarchy based on the priority of the inputs to the valuation technique in accordance with SSAP No. 100, Fair Value Measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices for identical assets and liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include cash, cash equivalents and short-term investments, separate account assets and exchange traded derivatives.

•	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets or that are derived principally from, or corroborated by, observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, and private placement securities, other invested assets, derivatives, common stocks, securities lending reinvested collateral and cash equivalent securities.

•	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed securities, common stocks, other invested assets and derivative securities.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following tables present the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31:

	Level 1	Level 2	Level 3	Total
2020
Assets:
Investments:
Bonds	$—	178	—	178
Common stocks	—	43,695	1,719	45,414
Cash, cash equivalents and short-term investments	647,649	877	—	648,526
Derivatives	—	115,488	—	115,488
Other invested assets	—	—	5,557	5,557
Securities lending reinvested collateral assets	—	281,976	—	281,976
Other assets:
Separate account assets	18,793,793	—	—	18,793,793
Total assets	$19,441,442	442,214	7,276	19,890,932

Liabilities:
Other liabilities:
Derivatives	$3,866	33,416	—	37,282
Total liabilities	$3,866	33,416	—	37,282

	Level 1	Level 2	Level 3	Total
2019
Assets:
Investments:
Bonds	$—	278	—	278
Common stocks	—	41,721	—	41,721
Cash, cash equivalents and short-term investments	359,332	38,067	—	397,399
Derivatives	98	111,623	—	111,721
Securities lending reinvested collateral assets	—	172,498	—	172,498
Other assets:
Separate account assets	19,255,771	—	—	19,255,771
Total assets	$19,615,201	364,187	—	19,979,388

Liabilities:
Other liabilities:
Derivatives	$2,143	56,756	—	58,899
Total liabilities	$2,143	56,756	—	58,899

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The carrying amount and the NAIC estimated fair value of all financial instruments were as follows as of December 31. The valuation techniques used to estimate these fair values are described below.

			Fair value hierarchy level
2020	Carrying amount	NAIC estimated fair value	Level 1	Level 2	Level 3
Assets:
Investments:
Bonds	$5,398,199	5,867,959	10,640	5,660,532	196,787
Preferred stocks	7,101	8,033	—	8,033	—
Common stocks, other than investments in affiliates	45,414	45,414	—	43,695	1,719
Mortgage loans on real estate	970,773	1,019,181	—	—	1,019,181
Contract loans	835,945	976,803	—	—	976,803
Cash, cash equivalents and short-term investments	648,526	648,526	647,649	877	—
Derivatives	115,488	115,488	—	115,488	—
Other invested assets	489,176	501,282	—	153,005	348,277
Securities lending reinvested collateral assets	281,976	281,979	—	281,979	—
Other assets:
Separate account assets	18,793,793	18,793,793	18,793,793	—	—
Liabilities:
Guaranteed investment contracts	$509,350	496,834	—	496,834	—
Individual deferred annuities	580,634	571,575	—	571,575	—
Immediate and other annuity deposits	1,474,565	1,206,221	—	1,206,221	—
Other policyholder funds	133,508	133,508	133,508	—	—
Derivatives	37,282	37,282	3,866	33,416	—
Separate account liabilities	18,793,792	18,793,792	18,793,792	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

			Fair value hierarchy level
2019	Carrying amount	NAIC estimated fair value	Level 1	Level 2	Level 3
Assets:
Investments:
Bonds	$5,382,681	5,654,920	10,568	5,590,437	53,915
Preferred stocks	5,101	5,759	—	5,759	—
Common stocks, other than investments in affiliates	41,721	41,721	—	41,721	—
Mortgage loans on real estate	930,632	956,016	—	—	956,016
Contract loans	744,593	829,205	—	—	829,205
Cash, cash equivalents and short-term investments	397,382	397,399	265,649	38,067	—
Derivatives	111,721	111,721	98	111,623	—
Other invested assets	251,659	257,288	—	85,986	171,302
Securities lending reinvested collateral assets	172,498	172,503	—	172,503	—
Other assets:
Separate account assets	19,255,771	19,255,771	19,255,771	—	—
Liabilities:
Guaranteed investment contracts	$511,969	497,711	—	497,711	—
Individual deferred annuities	629,201	625,599	—	625,599	—
Immediate and other annuity deposits	1,398,661	1,388,538	—	1,388,538	—
Other policyholder funds	142,827	142,827	142,827	—	—
Derivatives	58,899	58,899	2,143	56,756	—
Separate account liabilities	19,255,771	19,255,771	19,255,771	—	—

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of SSAP No. 100, Fair Value Measurements, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments and policy reserves listed in the above tables:

Bonds – The estimated fair value of bonds is based on market prices published by the SVO, where available. Otherwise, the fair value of bonds is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities. The Company classifies these bonds as Level 1 assets.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these bonds as Level 2 assets.

Bonds not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular bond to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular bond. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances, the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These bonds are classified as Level 3 assets.

Preferred stocks – The estimated fair values of preferred stocks are determined from market prices published by the SVO. The Company has classified these fair values as Level 2 as they are priced using market observable inputs.

Common stocks – The Company’s primary common stock holding is FHLB stock, which is carried at par and approximates fair value. The FHLB stock is not traded on an active market and is classified as a Level 2 asset.

In some instances, common stocks are being carried based on valuation metrics obtained from a third party valuation report. These common stocks are classified as Level 3 assets.

Common stocks of unaffiliated companies are carried at fair value based on information from the SVO or quoted market prices when fair market values are not available from the SVO. The Company has classified these other common stock fair values as Level 2 as they are priced using market observable inputs.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Cash, cash equivalents and short-term investments – Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash and cash equivalents are comprised of money market funds, bank deposits, and commercial paper.

Short-term investments are considered Level 2 since they are short-term, highly liquid investments that are not traded on an active market but are both a) readily convertible to known amounts of cash, and b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. These short-term investments are recorded at carrying value, which approximates fair value since they are so close to maturity.

Derivatives – The Company enters into long-term investments comprised of equity futures, currency futures, equity index put options, equity index call options, equity swaps and interest rate swaptions to economically hedge liabilities embedded in certain variable annuity and fixed indexed annuity products. The equity futures and currency futures are exchange traded derivatives, and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. These derivative assets are classified as Level 2 assets.

Securities lending reinvested collateral assets – Securities lending reinvested collateral is considered Level 2 for the purposes of fair value classification since they are short-term money market funds that are only available to securities lending customers and are not traded on an active market.

Separate account assets – Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the statutory statement of admitted assets, liabilities, and capital and surplus. The underlying securities are mutual funds that are valued using the reported net asset value, which is published daily. The Company has classified separate account assets as Level 1 assets.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company has classified the fair value of mortgage loans using the discounted cash flow analysis as Level 3 since certain significant inputs, such as credit rating, are internal.

Contract loans – The fair value of policy loans is estimated using discounted cash flow calculations. The Company has classified these fair values as Level 3 since the expected life of the loan is based on internal assumptions.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Other invested assets – The Company’s other invested assets include an affiliated surplus note. The fair value of the affiliated surplus note is determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The Company has classified the fair value generally as Level 2 since the valuation inputs are based on market observable information.

Included in other invested assets are unaffiliated surplus notes. Estimated fair values for these are determined from market prices published by the SVO. The Company has classified these fair values as Level 2 since the valuation inputs are based on market observable information.

The carrying amount reported in the statutory financial statements of unaffiliated joint ventures or partnership interests is based on valuation metrics obtained from a third party valuation report. These unaffiliated joint ventures or partnership interests are classified as Level 3 assets.

The carrying amount reported in the statutory financial statements of the Company’s investment in SUNR, an affiliated subsidiary, was $342,720 and $171,302 at December 31, 2020 and 2019, respectively. This amount is included in other invested assets, and the Company has classified the fair value as Level 3 since the valuation inputs are not based on market observable information.

Deferred and immediate annuity and investment contracts – The fair value of the Company’s liabilities under investment contracts is disclosed using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The Company has classified these fair values as Level 2 since the inputs are market observable.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the statutory financial statements for these instruments approximates their estimated fair value. The Company has classified these amounts as Level 1 since these amounts can be converted to cash by the policyholder.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

Assets	Common Stocks	Other Invested Assets	Total Assets

December 31, 2019	$—	—	—

Net investment gains/(losses):
In earnings (realized and unrealized)	—	(1,258)	(1,258)
Unrealized in surplus	280	—	280

Purchases	1,439	2,030	3,469
Settlements	—	(572)	(572)
Transfers into Level 3	—	5,357	5,357

December 31, 2020	$1,719	5,557	7,276

Change in unrealized gains (losses):
Still held at December 31:
2019	$—	—	—
2020	$—	—	—

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the market observability of valuation inputs that are significant to the fair value measurement.

During the year ended December 31, 2020, the Company transferred investments in limited partnerships totaling $5,357 into Level 3 from Level 2 as a result of lack of visibility to observe inputs to price. The Company had no transfers between levels in 2019 or 2018.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Common Stock of Subsidiaries

Common stock of unconsolidated non-life insurance subsidiaries at statutory equity recorded in the statutory statement of admitted assets, liabilities, and capital and surplus consists of the statutory equity of ONEQ and ONESCO. At December 31, 2020 and 2019, no non-life insurance subsidiary’s common stock exceeded 10% of the Company’s admitted assets.

Description of SCA Investment	12/31/2019 Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub 1 or Sub 2)	NAIC Response Received (Yes/No)	NAIC Valuation (Amount)	NAIC Disallowed Valuation Method (Yes/No)
ONEQ	$1,346	6/30/2020	Sub 2	Yes	1,346	No
ONESCO	7,703	6/30/2020	Sub 2	Yes	7,703	No

Common stock of unconsolidated life insurance subsidiaries at statutory equity recorded in the statutory statement of admitted assets, liabilities, and capital and surplus consists of the statutory equity of ONLAC, NSLAC, and SUNR. Investments in the Company’s special purpose financial captive reinsurers are carried differently. MONT and KENW are carried at zero due to the fact that the State of Vermont has allowed the recognition of an admitted asset related to recoverables from third party stop-loss reinsurance agreements. The investment in CMGO is carried at the amount of capital contributions made by the Company. If the value of CMGO’s surplus were to fall below the level of all capital contributions, then a dollar for dollar reduction of the carrying value would occur until the investment value reached zero. At December 31, 2020 and 2019, none of the Company’s unconsolidated life insurance subsidiaries’ common stock exceeded 10% of the Company’s admitted assets.

(6)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other-than-temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Bonds and Stocks

Bonds and Stocks by Sector

The carrying value, gross unrealized gains and losses, and estimated fair values of investments in bonds and stocks at December 31 are as follows:

	2020
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value*	gains	losses	fair value
Bonds:
U.S. government	$74,927	5,033	(60)	79,900
States, territories and possessions	771,358	53,372	(410)	824,320
Political subdivisions of states	7,335	614	—	7,949
Special revenue and assessment	325,044	21,616	—	346,660
Industrial and miscellaneous	4,216,535	400,558	(11,314)	4,605,779
Hybrid securities	3,000	351	—	3,351
Total bonds	$5,398,199	481,544	(11,784)	5,867,959
Preferred stocks	$7,101	932	—	8,033
Common stocks	$45,931	299	(816)	45,414

*	Represents cost for Common stocks

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2019
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value*	gains	losses	fair value
Bonds:
U.S. government	$92,570	4,108	(115)	96,563
States, territories and possessions	564,504	23,397	(1,969)	585,932
Political subdivisions of states	7,605	410	—	8,015
Special revenue and assessment	389,967	15,398	(527)	404,838
Industrial and miscellaneous	4,325,035	238,416	(7,117)	4,556,334
Hybrid securities	3,000	238	—	3,238
Total bonds	$5,382,681	281,967	(9,728)	5,654,920
Preferred stocks	$5,101	658	—	5,759
Common stocks	$42,492	19	(790)	41,721

*	Represents cost for Common stocks

Included in the tables above under the caption U.S. government are bonds that were issued by agencies not backed by the full faith and credit of the U.S. government such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Investments with an amortized cost of $8,435 and $8,574 were on deposit with various regulatory agencies as required by law as of December 31, 2020 and 2019, respectively.

Maturities of Bonds

The carrying value and the NAIC estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration.

		NAIC
	Carrying	estimated
	value	fair value
Due in one year or less	$478,015	519,613
Due after one year through five years	1,797,550	1,953,976
Due after five years through ten years	1,558,419	1,694,035
Due after ten years	1,564,215	1,700,335
Total	$5,398,199	5,867,959

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Continuous Gross Unrealized Losses for Bonds and Stocks

The following tables present the NAIC estimated fair value and gross unrealized losses of the Company’s bonds (aggregated by sector) and preferred and common stocks in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses	NAIC estimated fair value	Unrealized losses
2020
Bonds:
U.S. government	$4,518	(52)	1,131	(8)	5,649	(60)
States, territories and possessions	14,052	(77)	2,667	(333)	16,719	(410)
Industrial and miscellaneous	288,678	(9,662)	42,349	(1,652)	331,027	(11,314)

Total bonds	307,248	(9,791)	46,147	(1,993)	353,395	(11,784)

Preferred and common stocks	–	–	115	(816)	115	(816)
Total	$307,248	(9,791)	46,262	(2,809)	353,510	(12,600)

2019
Bonds:
U.S. government	$14,660	(57)	2,178	(58)	16,838	(115)
States, territories and possessions	115,741	(1,677)	2,708	(292)	118,449	(1,969)
Special revenue and assessment	34,669	(233)	21,621	(294)	56,290	(527)
Industrial and miscellaneous	301,704	(3,224)	75,955	(3,893)	377,659	(7,117)

Total bonds	466,774	(5,191)	102,462	(4,537)	569,236	(9,728)

Preferred and common stocks	–	–	141	(790)	141	(790)
Total	$466,774	(5,191)	102,603	(5,327)	569,377	(10,518)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The tables below summarize the bonds by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than	12 months
	12 months	or longer	Total
2020
99.9%-80%:
U.S. government	$(52)	(8)	(60)
States, territories and possessions	(77)	(333)	(410)
Industrial and miscellaneous	(9,662)	(1,652)	(11,314)
Total	$(9,791)	(1,993)	(11,784)

2019
99.9%-80%:
U.S. government	$(57)	(58)	(115)
States, territories and possessions	(1,677)	(292)	(1,969)
Special revenue and assessment	(233)	(294)	(527)
Industrial and miscellaneous	(3,224)	(2,352)	(5,576)
Below 80%:
Industrial and miscellaneous	—	(1,541)	(1,541)
Total	$(5,191)	(4,537)	(9,728)

Evaluation of Other-Than-Temporarily Impaired Investments

Management regularly reviews its bond and stock portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the length of time and extent the bond has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the portfolio.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other-than-temporarily impaired (“OTTI”). Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

•	the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity investments, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

In addition to the above, for certain securitized financial assets with contractual cash flows, including loan-backed and structured securities, the Company periodically evaluates the securities using the currently estimated cash flows, including new prepayment assumptions using the retrospective adjustment methodology. If the evaluation based on currently estimated cash flows results in discounted estimated future cash flows less than the book value, an OTTI is considered to have occurred. If the Company has the ability to hold and no intent to sell the security, the impairment amount recognized as a realized loss would be the difference between the amortized cost and the discounted cash flows.

For bonds that are OTTI and securities where the Company intends to sell or does not have the ability to hold the security, the realized loss would equal the difference between the amortized cost and its fair value at the statutory statements of admitted assets, liabilities, and capital and surplus date.

For industrial and miscellaneous securities, the Company evaluates the financial performance of the issuer, based upon credit performance and investment ratings, and expects to recover the entire amortized cost of each security.

As of December 31, 2020, investments in loan-backed and structured securities, for which an OTTI has not been recognized in earnings and which were in an unrealized loss position, had a fair value of $176,258. Loan-backed and structured securities in an unrealized loss position for less than 12 months had a fair value of $144,231 and unrealized losses of $4,158. Loan-backed and structured securities in an unrealized loss position for greater than 12 months had a fair value of $32,027 and unrealized losses of $1,007. These loan-backed and structured securities were primarily categorized as industrial and miscellaneous.

Current Year Evaluation

The Company has concluded that securities in an unrealized loss position as of December 31, 2020 and 2019 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold these investments until recovery of estimated fair value or amortized cost and for equity investments, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses increased from December 31, 2019 to December 31, 2020 due to wider credit spreads on certain bond holdings in the energy and airline industries that were negatively affected by the recession caused by the COVID-19 crisis. No write-downs were deemed necessary for these securities as prices are expected to increase as the economy continues its recovery. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Mortgage Loans

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of the commercial mortgage loan portfolio as of December 31, 2020 and 2019 were $970,773 and $930,632, respectively.

The minimum and maximum gross lending rates for commercial mortgage loans for the years ended December 31 were:

	2020	2019
Minimum	3.0%	3.8%
Maximum	4.1%	5.1%

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 15.5% of the total portfolio as of December 31, 2020 or 2019.

The states that exceed 10% of the total loan portfolio were as follows as of December 31:

	2020	2019
Texas	$150,068	113,405
Ohio	123,837	137,753
California	120,926	117,533

Portfolio Analysis

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following table summarizes the commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
	Greater than	1.8x to	1.5x to	1.2x to	1.0x to	Less than
LTV	2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Total
2020
0% - 50%	$187,912	89,963	95,291	97,236	49,608	8,331	528,341
50% - 60%	26,252	11,054	47,070	42,467	26,283	—	153,126
60% - 70%	3,095	—	55,571	68,645	16,676	—	143,987
70% - 80%	—	—	—	56,158	11,959	5,461	73,578
80% and greater	—	—	5,343	33,939	25,665	6,794	71,741
Total	$217,259	101,017	203,275	298,445	130,191	20,586	970,773

2019
0% - 50%	$188,656	47,845	103,410	98,764	43,610	4,064	486,349
50% - 60%	30,622	11,576	69,841	60,525	33,348	843	206,755
60% - 70%	—	—	20,387	106,108	10,340	3,002	139,837
70% - 80%	—	—	3,899	21,224	23,648	4,078	52,849
80% and greater	—	—	—	4,922	15,458	24,462	44,842
Total	$219,278	59,421	197,537	291,543	126,404	36,449	930,632

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. The Company’s corporate policy directs that the LTV on new mortgages not exceed 75% for standard mortgages. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75% in 2020 and 2019.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2020	$—	—	—	—	970,773	970,773	—

2019	$—	—	—	—	930,632	930,632	—

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2020 or 2019. There were no mortgage loan write-downs in 2020, 2019 or 2018. The Company did not have an allowance for credit losses at December 31, 2020 or 2019.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the statutory statements of admitted assets, liabilities, and capital and surplus date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2020 or 2019.

The Company did not have any significant troubled debt restructurings of mortgage loans during 2020, 2019 or 2018.

The Company had no recorded investments in, or unpaid principal balance of, impaired commercial loans at December 31, 2020 or 2019.

No mortgages were sold to ONFS in 2020, 2019 or 2018.

The Company has a mortgage loan receivable from ONFS of $21,675 and $22,482 as of December 31, 2020 and 2019, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Securities Lending

As of December 31, 2020 and 2019, the Company received $281,976 and $172,498, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in securities lending reinvested collateral assets in the statutory statements of admitted assets, liabilities, and capital and surplus with a corresponding liability of payable for securities lending to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2020 and 2019. The estimated fair value of loaned securities was $276,706 and $168,640 as of December 31, 2020 and 2019, respectively.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities.”

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
	2020	2019	2020	2019	2020	2019
Bonds	$2	2	1,429	1,848	1,433	1,858

Net Realized Capital Gains (Losses) and Change in Unrealized Capital Gains (Losses)

The following is a summary of realized capital gains (losses) and the change in unrealized capital gains (losses), including realized losses for OTTI of investments, for the years ended December 31:

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2020
Bonds	$(6,442)	10	(6,432)
Common stocks	—	(22,140)	(22,140)
Real estate	16	—	16
Derivative instruments	80,652	(24,079)	56,573
Other	(383)	1,582	1,199
Total	73,843	(44,627)	29,216
Less amount credited to interest maintenance reserve	3,519	—	3,519
Net (losses) gains before tax	70,324	(44,627)	25,697
Taxes on investment losses/gains	2,031	6,345	8,376
Admitted deferred tax asset	—	(6,345)	(6,345)
Net (losses) gains after tax	$72,355	(44,627)	27,728

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2019
Bonds[1]	$129,862	(3)	129,859
Common stocks	1,244	(29,687)	(28,443)
Derivative instruments	(5,333)	36,651	31,318
Other	(202)	34,475	34,273
Total	125,571	41,436	167,007
Less amount credited to interest maintenance reserve[2]	132,388	—	132,388
Net (losses) gains before tax	(6,817)	41,436	34,619
Taxes on investment losses/gains	1,882	(9,428)	(7,546)
Admitted deferred tax asset	—	9,428	9,428
Net (losses) gains after tax	$(4,935)	41,436	36,501

[1]	Included in this amount are impacts from the BOLI SPDA reinsurance treaty discussed in Note 13.
[2]	Included in this amount are impacts from the BOLI SPDA reinsurance treaty discussed in Note 13.

$109,964 became a component of the initial deferred gain for this reinsurance treaty.

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2018
Bonds	$1,531	(2,778)	(1,247)
Common stocks	691	2,223	2,914
Derivative instruments	(27,485)	5,376	(22,109)
Other	(641)	(555)	(1,196)
Total	(25,904)	4,266	(21,638)
Less amount credited to interest maintenance reserve	1,218	—	1,218
Net (losses) gains before tax	(27,122)	4,266	(22,856)
Taxes on investment losses/gains	(654)	(2,643)	(3,297)
Admitted deferred tax asset	—	2,643	2,643
Net (losses) gains after tax	$(27,776)	4,266	(23,510)

Realized capital gains and losses, net of tax, for all types of bonds that result from changes in the overall level of interest rates are credited or charged to the IMR, and these capital gains or losses are amortized into income over the remaining period of time based on the original maturity date of the bond sold.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Realized capital losses on investments, as shown in the tables above, include write-downs for OTTI of $7,336, $2,810 and $1,552 for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020, securities with a carrying value of $31,513 which had a cumulative write-down of $10,957 due to OTTI, remained in the Company’s investment portfolio.

Included in the write-downs for OTTI are write-downs for OTTI on loan-backed and structured securities of $633, $192 and $1,552 for 2020, 2019 and 2018, respectively. The table below lists each security that recognized OTTI impairment in 2020 due to the fact that the present value of the cash flows expected to be collected was less than the amortized cost basis of the securities:

	Book/Adjusted					Date of
	Carrying Value		Recognized			Financial
	Amortized Cost		OTTI in	Amortized		Statement
	Before Current	Projected	Current	Cost After	Fair	When
CUSIP	Period OTTI	Cash Flows	Period	OTTI	Value	Reported
12489WGE8	$793	585	208	585	776	3/31/2020
759950CU0	3,890	3,709	181	3,709	3,877	3/31/2020
92922FJJ8	361	208	154	208	347	3/31/2020
12699GC82	756	666	90	666	730	6/30/2020
Total	$5,800	5,168	633	5,168	5,730

Sales of Bonds

Proceeds from sales of investments in bonds, excluding calls, during 2020, 2019 and 2018 were $736,779, $954,114 and $662,441, respectively. Gross gains of $6,238, $139,017 and $4,970 and gross losses of $5,130, $6,218 and $2,564 were realized on those transactions in 2020, 2019 and 2018, respectively.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, equity swaps and interest rate swaptions to economically hedge liabilities embedded in certain variable annuity products, such as the GMAB, GMWB, GMIB and GLWB, and in fixed indexed annuity products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following tables summarize the carrying value and notional amounts of the Company’s derivative financial instruments as of December 31:

	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	value*	amount	value**	amount
2020
Currency futures	$—	—	3,866	262,631
Equity puts	40,813	1,901,467	33,416	578,983
Equity index call options	47,729	1,777,225	—	—
Currency swap	440	9,038	—	—
Swaption	26,506	3,600,000	—	—

Total	$115,488	7,287,730	37,282	841,614

2019
Currency futures	$98	53,739	2,143	215,305
Equity puts	9	5,312	56,756	1,587,313
Equity index call options	50,225	1,827,082	—	—
Equity swap	—	—	—	—
Currency swap	1,177	9,038	—	—
Swaption	60,212	2,600,000	—	—

Total	$111,721	4,495,171	58,899	1,802,618

*	Included in derivatives

**	Included in other liabilities

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records.

See note 13 for additional details related to credit risks associated with reinsurance agreements.

For equity futures and currency futures, cash or an acceptable security is posted to the margin account whenever the Company has open derivatives positions to meet the initial margin maintenance requirement. Additional cash or securities are posted to the account if the margin balance is less than the maintenance margin requirement due to market movements. Conversely, the Company can request funds back if the Company has a margin surplus greater than the maintenance requirement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(8)	Deferred and Uncollected Life Insurance Premiums

Deferred and uncollected life insurance premiums are included in premiums and other considerations deferred and uncollected in the Company’s statutory statements of admitted assets, liabilities, and capital and surplus. The table below summarizes these deferred and uncollected life insurance premiums, gross and net of loading for the years ended December 31:

	2020		2019
		Net of		Net of
	Gross	loading	Gross	loading
Ordinary new business	$10,891	1,506	15,503	2,831
Ordinary renewal	125,388	95,753	114,399	87,462
Total	$136,279	97,259	129,902	90,293

(9)	Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from variable individual annuities and variable group annuities.

In accordance with the State of Ohio procedures on approving items within the separate account, the separate account classification of the product is supported by the Ohio Statute 3907.15.

As of December 31, 2020 and 2019, the Company’s separate account statement included legally insulated assets of $18,793,793 and $19,255,771, respectively. The assets legally insulated from the general account as of December 31, are attributed to the following:

	2020	2019
Variable individual annuities	$18,132,839	18,406,791
Variable group annuities	622,728	815,371
Variable immediate annuities	38,226	33,609
Total	$18,793,793	19,255,771

At December 31, 2020 and 2019, there were no separate account securities lending arrangements.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.)

As of December 31, 2020 and 2019, the general account of the Company had a maximum guarantee for separate account liabilities of $1,333 and $1,610, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

Risk charges
2020	$223,002
2019	230,543
2018	248,184
2017	244,227
2016	230,772

As of December 31, 2020, 2019 and 2018, the general account of the Company had paid $115,542, $102,471 and $68,604, respectively, towards separate account guarantees.

The Company does not guarantee a return of the contract holders’ separate account. Information regarding the nonguaranteed separate accounts of the Company is as follows as of and for the years ended December 31:

	2020	2019	2018
Premiums, considerations or deposits at year end	$147,147	155,907	712,604

	2020	2019
Reserves at year end for accounts with assets at:
Market value	$18,505,534	18,976,270
Amortized cost	178,264	156,425
Total reserves	$18,683,798	19,132,695
By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	18,645,088	19,098,968
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
Subtotal	18,645,088	19,098,968
Not subject to discretionary withdrawal	38,710	33,727
Total reserves	$18,683,798	19,132,695

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is a reconciliation of net transfers from separate accounts for the years ended December 31:

	2020	2019	2018
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$147,530	155,883	713,299
Transfers from separate accounts	2,265,624	3,183,815	2,851,627
Net transfers from separate accounts before reconciling adjustments	(2,118,094)	(3,027,932)	(2,138,328)
Reconciling adjustments:
Processing income	(382)	24	(695)
Other net	—	—	—
Net transfers from separate accounts	$(2,118,476)	(3,027,908)	(2,139,023)

(10)	Reserves for Future Policy Benefits

The reserves for future policy benefits are comprised of liabilities for life policies and contracts, accident and health (disability) policies, and annuity and other deposit funds including riders.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs. The Company also issued fixed indexed annuity contracts with an enhanced GLWB rider.

Variable Annuity Riders

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that, upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. This means that the contract value could be significantly less than the guaranteed income base, but it might not provide any benefit to the policyholder or any cost to the Company. In addition, some policyholders may not be willing to give up access to their contract value that occurs with annuitization under the rider. Effective May 1, 2010, the Company discontinued offering the GMIB rider.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company's GMIB and GMDB riders issued prior to April 1, 2008 are reinsured with a non-affiliated reinsurer up to a certain level of coverage. The Company has reinsurance agreements in place with an affiliate for reinsurance coverage on the amounts in excess of the underlying non-affiliated reinsurance which has a $135 million deductible that must be covered by the Company before coverage is provided by the affiliate. The Company established a voluntary reserve using the AG43 stochastic computation ("CTE98") for this deductible portion.

The voluntary reserve is the difference between the stochastic CTE98 reserve for the deductible less the implicit reserve for the deductible in the reported reserve prior to adding the CTE98 reserve for the deductible. As of December 31, 2018, the implicit reserve for the deductible was $0 using the standard scenario reserve prior to increasing the deductible reserve to $99,150 using CTE98. The voluntary reserve was initially set up at December 31, 2011 with a balance of $93,158, which was recorded as a direct reduction to unassigned surplus. Effective April 1, 2019, the Company has reinsured all amounts in excess of the non-affiliated reinsurance to an affiliate, SUNR; therefore this voluntary reserve has been released.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1⁄2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first fifteen years of the contract; if the policyholder’s account value goes to zero subsequent to the fifteen year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the ten year treasury rate from the preceding ninety calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments, and it is increased by the amount of future purchase payments. It increases (roll-up) by up to 8% simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

The GLWB may also contain a step-up feature which preserves potential market gain by ratcheting up to the contract value, if higher, on each anniversary. If the contract has both a roll-up and step-up feature, the GLWB base will be the greater of: 1) the GLWB base on the previous anniversary plus any additional purchase payments; 2) the step-up base; or 3) the roll-up base.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year, subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to 200% of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals, the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base, and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The GLWB riders issued beginning January 1, 2011, are offered by the Company in both single-life and joint-life versions. In conjunction with the second generation GLWB riders, the Company also began selling new death benefit riders in both single life and joint life versions.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above, except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB.”

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following tables summarize the net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2020
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$115	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$1,518	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$22	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$3,522	—	—	—

Total
Net amount at risk [1]	$5,177	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

	2019
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Net amount at risk [1]	$28	—	—	—

Return of net deposits accrued at a stated rate
Net amount at risk [1]	$1,019	—	—	—

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Net amount at risk [1]	$340	—	—	—

Return of highest anniversary value
Net amount at risk [1]	$223	—	—	—

Total
Net amount at risk [1]	$1,610	—	—	—

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the date of the statement of admitted assets, liabilities, and capital surplus.

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models, and/or have other investment restrictions. Net amount at risk represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2020, 2019 or 2018.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2020	2019
Bond	$5,023,892	5,128,733
Equity	12,537,342	12,586,572
Money market	571,538	691,507
Total	$18,132,772	18,406,812

The reserves on guaranteed riders are held in the general accounts, and there are no guaranteed separate accounts.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Fixed Indexed Annuity Riders

GLWB Riders

Certain fixed indexed annuity contracts include a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. There are two versions of GLWB rider offered: a single life GLWB with the annuitant as the covered person, and a joint life GLWB with the annuitant and the annuitant’s spouse as the covered persons.

The rider provides for a guaranteed payment of the maximum allowable withdrawal (MAW) each index year during the lifetime withdrawal period. Such guaranteed withdrawals may start any time after the annuitant/youngest covered spouse reaches age 59 1⁄2. The percentage withdrawal amount guaranteed increases if the annuitant/youngest covered spouse attains a higher age band before the guarantee is elected.

At the policy’s initial sweep date, the GLWB base is set at the amount of the purchase payments. After the initial sweep date, the GLWB base will be the greater of the step-up GLWB base and the annual credit GLWB base. On each anniversary of the initial sweep date, except under excess withdrawal, the step-up GLWB base is equal to the greater of the GLWB base on the prior day, and the then current contract value, after deducting any applicable charges for the contract and credited interest. The annual credit base is the GLWB base just prior to the index year processing, plus the annual credit calculation base just prior to index processing, multiplied by an index or bonus credit rate. Upon a step-up, the annual credit calculation base will reset to the contract value at the time of step-up.

For the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018, in the state of California, the Company offered an exchange program, which provided certain variable annuity policyholders with a GMIB rider the opportunity to exchange the policy and associated rider for a fixed indexed annuity policy with an enhanced GLWB rider. The notable difference of the enhanced GLWB rider is the calculation of the initial GLWB benefit base. At the policy’s initial sweep date, the GLWB base is set to equal the contract value on the sweep date multiplied by the GLWB enhancement percentage, which is set based on the ratio of GMIB benefit base to account value at the time of exchange. After the initial sweep date, the GLWB base will be the greater of the step-up GLWB base and the annual credit GLWB base.

The total account value, net of reinsurance, of the fixed indexed annuities was over $575,000 as of December 31, 2020 and 2019. The account value, net of reinsurance, specific to the GLWB riders was over $70,000 as of December 31, 2020 and 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(11)	Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2020:

Individual Annuities

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,149,464	—	1,149,464	4.8%
At book value less surrender charge	8,403	—	8,403	0.0%
At fair value*	—	18,022,674	18,022,674	75.3%
Total with adjustment or at market value	1,157,867	18,022,674	19,180,541	80.1%
At book value without adjustment	1,525,756	—	1,525,756	6.4%
Not subject to discretionary withdrawal	3,211,395	8,556	3,219,951	13.5%
Total, gross	5,895,018	18,031,230	23,926,248	100.0%
Reinsurance ceded	4,145,322	—	4,145,322
Total, net	$1,749,696	18,031,230	19,780,926

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$5,772	—	5,772

*	Includes $18,022,674 of individual and variable deferred Annuity held in Separate Accounts that are surrenderable at market value less a surrender charge.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Group Annuities

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$62,853	—	62,853	7.7%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	622,729	622,729	76.6%
Total with adjustment or at market value	62,853	622,729	685,582	84.3%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	97,668	29,839	127,507	15.7%
Total, gross	160,521	652,568	813,089	100.0%
Reinsurance ceded	—		—
Total, net	$160,521	652,568	813,089

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$—	—	—

Deposit-Type Contracts

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$114,350	—	114,350	16.6%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	114,350	—	114,350	16.6%
At book value without adjustment	35,609	—	35,609	5.1%
Not subject to discretionary withdrawal	539,981	—	539,981	78.3%
Total, gross	689,940	—	689,940	100.0%
Reinsurance ceded	—	—	—
Total, net	$689,940	—	689,940

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$—	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2020:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$1,904,925
Supplementary contracts with life contingencies, net	5,292
Deposit-type contracts	689,940
Subtotal	2,600,157
Separate Accounts Annual Statement:
Annuities, net	18,683,798
Total annuity reserves and deposit liabilities, net	$21,283,955

As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account - guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	908,090	908,090	910,551	—	—	—
Universal life with secondary guarantees	—	—	565	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	3,875,608	3,875,608	4,515,496	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	12,244	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	11,564	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	27,714	XXX	XXX	—
Disability - disabled lives	XXX	XXX	11,781	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	1,562	XXX	XXX	—
Total, gross	4,783,698	4,783,698	5,491,477	—	—	—
Reinsurance ceded	765,612	765,612	962,808	—	—	—
Total, net	$4,018,086	4,018,086	4,528,669	—	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2020:

Life, accident and health Annual Statement:
Life insurance, net	$4,528,669
Separate Accounts Annual Statement:
Life insurance, net	—
Total life reserves, net	$4,528,669

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2019:

Individual Annuities

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$1,141,780	—	1,141,780	4.9%
At book value less surrender charge	83,851	—	83,851	0.4%
At fair value*	—	18,283,597	18,283,597	79.1%
Total with adjustment or at market value	1,225,631	18,283,597	19,509,228	84.4%
At book value without adjustment	1,584,098	—	1,584,098	6.8%
Not subject to discretionary withdrawal	2,021,179	5,627	2,026,806	8.8%
Total, gross	4,830,908	18,289,224	23,120,132	100.0%
Reinsurance ceded	3,134,900	—	3,134,900
Total, net	$1,696,008	18,289,224	19,985,232

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$77,968	—	77,968

*	Includes $18,283,597 of individual and group variable deferred annuity held in the separate accounts that were surrenderable at market value less a surrender charge.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Group Annuities

	General account	Separate account non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$89,030	—	89,030	8.7%
At book value less surrender charge	—	—	—	0.0%
At fair value*	—	815,371	815,371	79.4%
Total with adjustment or at market value	89,030	815371	904,401	88.1%
At book value without adjustment	—	—	—	0.0%
Not subject to discretionary withdrawal	93,822	28,100	121,922	11.9%
Total, gross	182,852	843,471	1,026,323	100.0%
Reinsurance ceded	—	—	—
Total, net	$182,852	843,471	1,026,323
Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$—

*	Includes $815,371 of variable deferred annuity held in the separate accounts that were surrenderable at market value less a surrender charge.

Deposit-Type Contracts

		Separate
	General	account
	account	non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$161,969	—	161,969	23.2%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	161,969	—	161,969	23.2%
At book value without adjustment	35,939	—	35,939	5.2%
Not subject to discretionary withdrawal	499,002	—	499,002	71.6%
Total, gross	696,910	—	696,910	100.0%
Reinsurance ceded	—	—	—
Total, net	$696,910	—	696,910

Amount at book value less surrender charge that will move to at book value without adjustment in the year after the statement date	$—	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2019:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$1,873,188
Supplementary contracts with life contingencies, net	5,672
Deposit-type contracts	696,910
Subtotal	2,575,770
Separate Accounts Annual Statement:
Annuities, net	19,132,695
Total annuity reserves and deposit liabilities, net	$21,708,465

As of December 31, 2019, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account - guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	905,715	905,715	907,921	—	—	—
Universal life with secondary guarantees	—	—	518	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Other permanent cash value life insurance	3,392,843	3,392,843	3,984,215	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	—	—	—	—	—	—
Miscellaneous reserves	—	—	14,535	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	11,326	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	26,054	XXX	XXX	—
Disability - disabled lives	XXX	XXX	10,744	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	1,840	XXX	XXX	—
Total, gross	4,298,558	4,298,558	4,957,153	—	—	—
Reinsurance ceded	760,781	760,781	951,354	—	—	—
Total, net	$3,537,777	3,537,777	4,005,799	—	—	—

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2019:

Life, accident and health Annual Statement:
Life insurance, net	$4,005,799
Separate Accounts Annual Statement:
Life insurance, net	—
Total life reserves, net	$4,005,799

(12)	Unpaid Claim Reserves

The Company establishes unpaid claim reserves, which provide an estimated cost of paying claims made under individual disability accident and health policies. These reserves include estimates for claims that have been reported and claims that have been incurred but not reported. The amounts recorded for unpaid claim reserves are based on appropriate actuarial guidelines and techniques that represent the Company’s best estimate based on current known facts and the actuarial guidelines. Accordingly, actual claim payouts may vary from present estimates.

The following table summarizes the disabled life unpaid claims for the years ended December 31:

	2020	2019	2018
Claim reserves, beginning of year	$8,985	10,472	10,345
Less reinsurance recoverables	(3,296)	(899)	(635)
Net claim reserves, beginning of year	5,689	9,573	9,710
Claims paid related to:
Current year	17	26	(30)
Prior years	1,807	(3,139)	(1,641)
Total claims paid	1,824	(3,113)	(1,671)
Incurred related to:
Current year’s incurred	691	445	945
Current year’s interest	13	9	18
Prior years' incurred	(1,165)	(1,629)	170
Prior years' interest	345	404	401
Total incurred	(116)	(771)	1,534
Net claim reserves, end of year	7,397	5,689	9,573
Plus reinsurance recoverables	970	3,296	899
Claims reserves, end of year	$8,367	8,985	10,472

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The change in claim reserves and liabilities for claims incurred in prior years is the result of the general maturing process of claims, including the normal fluctuation resulting from the relatively small size of the block and continuing claim analysis.

(13)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties, affiliates and subsidiaries. This reinsurance involves either ceding certain risks to, or assuming risks from, other insurance companies. The Company’s statutory financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 46.5%, 42.8% and 30.9% of gross earned life and accident and health premiums during 2020, 2019 and 2018, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB.

For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $181,278 and $198,598 as of December 31, 2020 and 2019, respectively.

Effective July 1, 2019, the Company entered into a reinsurance agreement to coinsure 100% of its retained inforce Bank Owned Life Insurance (“BOLI”) and Single Premium Deferred Annuity (“SPDA”) blocks of business with a third party reinsurer licensed as an authorized reinsurer in the State of Ohio. As a result of the transaction, bonds carried at the amount of $1,554,453 were transferred to the reinsurer, resulting in a pre-tax realized gain of $126,291 for the year ended December 31, 2019. This transaction resulted in IMR of $109,964 being transferred to the reinsurer by the Company and a deferred reinsurance gain of $52,844, which was recorded in surplus at the contract’s inception.

The Company manages its risks related to certain reinsurance agreements by monitoring the credit ratings of the reinsurer. Reinsurance with unauthorized reinsurers is secured by either letter of credit or assets held in trust for the benefit of the Company in accordance with the requirements in Appendix A-785 of the NAIC Statutory Accounting Practices and Procedures Manual. As of December 31, 2020 and 2019, a non-affiliated reinsurer held assets in trust with an estimated fair value of $751,651 and $953,387, respectively, and a letter of credit of $702,976 and $178,888, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SUNR for the GMAB, GMIB, GMDB, and GLWB riders, and from SUNR to Sycamore Re, Ltd (“SYRE”), an affiliated company, for certain GMIB and GMDB riders. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMAB, GMIB, GMDB, and GLWB riders issued by NSLAC, which are correspondingly retroceded to SYRE. The base variable annuity contracts are retained by the Company, however the excess death benefit rider risk on the base contract is ceded to SUNR. Effective January 2018, ONLIC cedes 100% of the exchange program fixed indexed annuities and associated GLWB riders to SYRE. The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

As noted above, the Company cedes to SYRE variable annuity-related risks, living and death benefits consisting of GMAB, GMIB, GMDB and GLWB riders assumed from NSLAC and fixed indexed annuity exchange policies and associated GLWB riders. The base variable annuity contracts are retained by the Company. SYRE applies a permitted practice prescribed by CIMA that allows SYRE to carry the assumed reserves of $501,949 under the reinsurance arrangement utilizing a reserve methodology that is approved by CIMA. The approved reserve methodology is based upon U.S. generally accepted accounting principles. For all GMAB riders and some GLWB riders with net settlement provisions, the reserves are calculated using the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. Topic 815 is a fair value or mark-to-market calculation required if the liability is deemed to be an embedded derivative. For all GMIB and GMDB riders, and the remaining GLWB riders without net settlement provisions, the reserves are calculated in accordance with FASB ASC Topic 944, Financial Services - Insurance. Topic 944 provides guidance for calculating reserves for contracts that provide additional benefits in excess of the account values and is similar to other generally accepted accounting principles reserve accounting methodologies. Topic 944 is a stochastic method that determines the percentage of the future rider charges required to fund the projected benefits. This percentage is recalculated at each valuation period. Under both of these generally accepted accounting principles calculations, the reserve calculation is measuring the reserve liability associated with the rider cash flows.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following table is a summary of the reserves by product, rider type and valuation standard as of December 31:

	2020	2019
FASB ASC Topic 944:
GMIB	$3,806	2,936
GMDB	12	1
GLWB	25,623	13,011
Subtotal	29,441	15,948
FASB ASC Topic 815:
GMAB embedded derivatives	519	(511)
Fixed indexed annuities	471,989	504,332
Subtotal	472,508	503,821
Total reserves	$501,949	519,769

As of December 31, 2020, the Company recorded a reserve credit of $2,073,575 related to the rider benefits and fixed indexed annuities ceded to SUNR and SYRE. As of December 31, 2019, the Company recorded a reserve credit of $1,039,125 related to the rider benefits and fixed indexed annuities ceded to SUNR and SYRE. ONFS secured letters of credit totaling $110,000 for SYRE, with ONLIC as the beneficiary in order to recognize the reserve credit. The Company also established funds withheld accounts for the benefit of SYRE that have a total carrying value of $481,935 and are recorded in reinsurance funds withheld due to affiliate, net and other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus; and assets held in trust of $35,770 as of December 31, 2020.

MONT, KENW and CMGO retrocede certain term life policies through yearly renewable term agreements to the Company on a quota share basis, which the Company then cedes to external reinsurers based on certain retention levels.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC. As the Company was neither authorized nor accredited as a reinsurer in the State of New York, a reinsurance trust was created and funded by the Company. As of December 31, 2020 and 2019, assets held in trust for the benefit of NSLAC are $135,641 and $77,408, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Amounts in the accompanying statutory financial statements related to reinsurance agreements with ONLAC, NSLAC, MONT, SUNR and SYRE are as follows for the years ended as of December 31:

	2020	2019	2018
Premiums assumed	$109,617	105,476	96,857
Benefits incurred	93,829	100,154	90,661
Commission and expense allowance	4,440	4,441	4,426

	2020	2019
Reserves for future policy benefits	$973,770	943,738
Policy and contract claims payable	17,500	15,883

Variable Annuity Rider Reinsurance Agreements with SYRE and SUNR

The details of the Company’s annuity rider reinsurance agreements with SYRE and SUNR are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business – a simultaneous transaction.

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance agreement (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the one-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the one-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued cap coverage previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business – a simultaneous transaction.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB rider (see Note 10) in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business – a simultaneous transaction.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders, post April 1, 2008 GMIB riders, GLWB riders and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease) in other liabilities (assets) on the statutory statements of admitted assets, liabilities, and capital and surplus. The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statutory statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued business previously ceded to SYRE. Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure this business. These simultaneous transactions settled the remaining balances from the original SYRE treaty and amendments. The treaty between the Company and SUNR continues to contain a FWH arrangement.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance agreement to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE for policies issued before January 1, 2018.

Effective April 1, 2019, a treaty amendment was executed to recapture all Company-issued business previously ceded to SYRE.

Effective April 1, 2019, the Company entered into a reinsurance agreement with SUNR to reinsure 30% of the benefit for policies issued before January 1, 2018 and 100% of the benefit for policies issued on or after January 1, 2018.

GMDB Riders

Effective April 1, 2019, the Company entered into an agreement with SUNR to reinsure all death benefit riders associated with variable annuity products, issued on or after January 1, 2001 that were not previously mentioned above. This excludes the Gain Enhancement Benefit (GEB and GEB Plus) riders.

GMAB/GPP Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit.

Effective April 1, 2019, the Company entered into an agreement with SUNR to reinsure all Guaranteed Principal Protection Riders (GPP) associated with variable annuity products.

Amounts in the accompanying statutory financial statements related to ceded variable annuity business to SUNR were as follows for the years ended December 31:

	2020	2019
Statements of Operations:
Premiums and other considerations	$148,236	873,589
Death and other benefits	54,151	32,416

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Other admitted assets:
Reinsurance recoverable	$1,410	1,307
Receivable from affiliate	142	56,788
Reserves for future policy benefits	1,479,788	461,515
Other liabilities:
Premiums payable	12,205	12,464
FWH under reinsurance:
Margin account	19,821	34,686
Unrealized losses derivative instrument	(3,866)	(2,045)
Capital and surplus:
Unassigned surplus:
Unrealized losses derivative instrument	98,026	58,800

Amounts in the accompanying statutory financial statements related to ceded variable annuity business to SYRE were as follows for the years ended December 31:

	2020	2019	2018
Statements of Operations:
Premiums and other considerations	$2,613	(423,054)	162,386
Death and other benefits	83	2,294	8,040

	2020	2019
Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Other admitted assets:
Reinsurance recoverable	$1	—
Reserves for future policy benefits	28,013	3,624
Other liabilities:
Premiums payable	219	219

Fixed Indexed Annuity Reinsurance Agreements with SYRE

Effective January 2018, the Company entered into a 100% coinsurance funds withheld reinsurance agreement with SYRE to reinsure the exchange program fixed indexed annuities and associated GLWB riders offered to certain policyholders of variable annuities with the GMIB rider. This exchange program was available for the period from January 2, 2018 through April 6, 2018, and for the period from June 4, 2018 through September 7, 2018 in the state of California.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Amounts in the accompanying statutory financial statements related to ceded fixed indexed annuity business to SYRE were as follows for the year ended December 31:

	2020	2019	2018
Statements of Operations:
Premiums and other considerations	$5,630	5,488	526,276
Death and other benefits	2,778	2,223	703

	2020	2019
Statements of Admitted Assets, Liabilities, and Capital and Surplus:
Reserves for future policy benefits	$565,774	573,985
Other liabilities:
FWH under reinsurance:
Assets Payable to Affiliate	481,935	492,467
Capital and surplus:
Unassigned surplus:
Unrealized (gains) losses derivative instrument	(11,299)	(12,101)

(14)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matured in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. In March 2018, ONFS increased this credit facility by $325,000 to $900,000. The credit facility now matures in March 2023.

ONFS utilized $110,000 of this facility as of December 31, 2020 and 2019, to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

On March 30, 2020, ONFS entered into a $200,000, 364-day letter of credit facility with a group of banks in order to finance and support the reserve requirements of SYRE, the Company and SUNR. The Company and SUNR are the only beneficiaries of the related letters of credit. In June 2020, ONFS increased this facility by $100,000 to $300,000. This facility was not utilized by, or for the benefit of, the Company as of December 31, 2020.

On December 31, 2019, ONFS entered into a $50,000, 364-day letter of credit facility with two banks in order to finance and to support the reserve requirements of SYRE, ONLIC and SUNR. ONLIC and SUNR are the only beneficiaries of the related letters of credit. . On December 28, 2020, this facility was renewed for ninety days and matures on March 29, 2021. This facility was not utilized by or for the benefit of the Company as of December 31, 2020 or 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

There was no interest or fees paid by the Company on these lines of credit in 2020, 2019 or 2018.

(15)	Income Taxes

The Company provides for deferred tax assets in accordance with the NAIC issued guidance. The components of the net admitted deferred tax asset, including those certain deferred tax assets and deferred tax liabilities, recognized in the Company’s statutory statements of admitted assets, liabilities, and capital and surplus as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Gross deferred tax assets	$232,804	2,405	235,209
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	232,804	2,405	235,209
Nonadmitted deferred tax assets	(79,002)	(2,405)	(81,407)
Admitted deferred tax assets	153,802	—	153,802
Deferred tax liabilities	(42,256)	—	(42,256)
Admitted deferred tax assets, net	$111,546	—	111,546

2019
Gross deferred tax assets	$226,851	3,386	230,237
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	226,851	3,386	230,237
Nonadmitted deferred tax assets	(54,528)	(100)	(54,628)
Admitted deferred tax assets	172,323	3,286	175,609
Deferred tax liabilities	(54,513)	—	(54,513)
Admitted deferred tax assets, net	$117,810	3,286	121,096

Change
Gross deferred tax assets	$5,953	(981)	4,972
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	5,953	(981)	4,972
Nonadmitted deferred tax assets	(24,474)	(2,305)	(26,779)
Admitted deferred tax assets	(18,521)	(3,286)	(21,807)
Deferred tax liabilities	12,257	—	12,257
Admitted deferred tax assets, net	$(6,264)	(3,286)	(9,550)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The amount of gross deferred tax assets admitted under each component and the resulting increased amount by tax character as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	11,546
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	145,010
Lesser of (1) or (2)	111,546	—	111,546
Deferred tax liabilities	42,256	—	42,256
Admitted deferred tax assets	$153,802	—	153,802

2019
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	121,096
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	134,777
Lesser of (1) or (2)	117,810	3,286	121,096
Deferred tax liabilities	54,513	—	54,513
Admitted deferred tax assets	$172,323	3,286	175,609

Change
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	(109,550)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	10,233
Lesser of (1) or (2)	(6,264)	(3,286)	(9,550)
Deferred tax liabilities	(12,257)	—	(12,257)
Admitted deferred tax assets	$(18,521)	(3,286)	(21,807)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The ratios used for threshold limitation (for SSAP 101 Paragraph 11b) as of December 31 are as follows:

	2020	2019	Change
Ratio percentage used to determine the recovery period and threshold limitation amount in above adjusted gross deferred tax assets	792.17%	914.86%	(122.69%)

Amount of adjusted capital and surplus used to determine the recovery period threshold limitation amount in above adjusted gross deferred tax assets	$1,092,306	1,016,133	76,173

The impact of tax-planning strategies as a percentage of adjusted gross and net admitted deferred tax assets as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Adjusted gross deferred tax assets: (Percentage of total adjusted gross deferred tax assets)	—%	1.02%	1.02%
Net admitted gross deferred tax assets: (Percentage of total net admitted adjusted gross deferred tax assets)	0.00%	0.00%	0.00%

2019
Adjusted gross deferred tax assets: (Percentage of total adjusted gross deferred tax assets)	—%	—%	—%
Net admitted gross deferred tax assets: (Percentage of total net admitted adjusted gross deferred tax assets)	0.00%	1.87%	1.87%

Change
Adjusted gross deferred tax assets: (Percentage of total adjusted gross deferred tax assets)	—%	1.02%	1.02%
Net admitted gross deferred tax assets: (Percentage of total net admitted adjusted gross deferred tax assets)	0.00%	-1.87%	-1.87%

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company’s tax planning strategies do not include the use of reinsurance tax planning strategies.

There are no temporary differences for which deferred tax liabilities are not recognized.

The provisions for current tax expenses on earnings for years ended December 31 are as follows:

	2020	2019	2018
Current year federal tax (benefit) expense - ordinary income	$34,224	(88,213)	(9,704)
Current year foreign tax (benefit) expense - ordinary income	—	—	—
Subtotal	34,224	(88,213)	(9,704)

Current year tax expense - net realized capital gains	(1,292)	25,920	910

Utilization of capital loss carry forwards	—	—	—

Other	—	—	—
Federal and foreign income taxes incurred	$32,932	(62,293)	(8,794)

The tax effects of temporary differences that give rise to significant components of the net deferred tax assets as of December 31 are as follows:

Deferred tax assets:	2020	2019	2018	Change from 2019	Change from 2018
Ordinary:
Policyholder reserves	$66,917	69,151	82,865	(2,234)	(13,714)
Investments	168	3,611	—	(3,443)	3,611
Deferred acquisition costs	63,162	59,240	58,980	3,922	260
Policyholder dividends accrued	21,384	23,071	23,561	(1,687)	(490)
Compensation and benefit accruals	16,653	16,223	13,881	430	2,342
Tax credit carry-forward	45,963	38,815	39,146	7,148	(331)
Section 807(f) reserves	10,437	8,393	13,419	2,044	(5,026)
Net operating loss carryforward	—	—	11,382	—	(11,382)
Nonadmitted asset	4,216	4,674	4,713	(458)	(39)
Other	3,904	3,673	4,139	231	(466)
Ordinary deferred tax assets	232,804	226,851	252,086	5,953	(25,235)

Statutory valuation allowance adjustment		—	—	—	—
Nonadmitted ordinary deferred tax assets	(79,002)	(54,528)	(63,375)	(24,474)	8,847
Admitted ordinary deferred tax assets	153,802	172,323	188,711	(18,521)	(16,388)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Deferred tax assets (continued):	2020	2019	2018	Change from 2019	Change from 2018
Capital:
Investments	2,405	3,386	6,275	(981)	(2,889)
Net capital loss carryforward	—	—	—	—	—
Capital deferred tax assets	2,405	3,386	6,275	(981)	(2,889)

Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted capital deferred tax assets	(2,405)	(100)	(6,122)	(2,305)	6,022
Admitted capital deferred tax assets	—	3,286	153	(3,286)	3,133
Admitted deferred tax assets	153,802	175,609	188,864	(21,807)	(13,255)

Deferred tax liabilities:
Ordinary:
Investments	330	9,662	3,164	(9,332)	6,498
Section 807(f) reserves	6,474	7,322	13,024	(848)	(5,702)
Deferred and uncollected premium	20,401	18,930	17,881	1,471	1,049
Policyholder reserves - tax reform transition	14,929	17,915	20,901	(2,986)	(2,986)
Other	122	684	1,265	(562)	(581)
Ordinary deferred tax liabilities	42,256	54,513	56,235	(12,257)	(1,722)

Capital:
Investments	—	—	153	—	(153)
Subtotal	—	—	153	—	(153)
Deferred tax liabilities	42,256	54,513	56,388	(12,257)	(1,875)
Admitted deferred tax assets, net	$111,546	121,096	132,476	(9,550)	(11,380)

There was no statutory valuation allowance adjustment to gross deferred tax assets or net change in the total valuation allowance adjustments as of, and for the periods ended, December 31, 2020 and 2019.

The realization of the deferred tax asset is dependent upon the Company's ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining deferred tax assets.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The change in the net deferred income taxes of December 31 is comprised of the following:

	2020	2019	2018	Change from 2019	Change from 2018
Total deferred tax assets	$235,209	230,237	258,361	4,972	(28,124)
Total deferred tax liabilities	(42,256)	(54,513)	(56,388)	12,257	1,875
Net deferred tax assets	192,953	175,724	201,973	17,229	(26,249)
Statutory valuation allowance adjustment	—	—	—	—	—
Net deferred tax assets	192,953	175,724	201,973	17,229	(26,249)
Tax effect of unrealized losses	3,758	10,102	675	(6,344)	9,427
Statutory valuation allowance adjustment allocated to unrealized	—	—	—	—	—
Change in net deferred income taxes	$196,711	185,826	202,648	10,885	(16,822)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant tax effects causing this difference for the years ended December 31 are as follows:

	2020	2019	2018
Income before taxes	$34,832	(36,217)	(13,283)
Dividends received deduction	(6,263)	(6,165)	(11,298)
Interest maintenance reserve	37	3,972	(1,121)
Change in equity of subsidiaries	(3,980)	(23,678)	(6,704)
Change in non-admitted deferred tax assets	422	391	6,760
Voluntary reserve	—	20,489	1,496
Transfer pricing	(2,428)	(7,048)	(3,923)
Tax credits	(5,232)	(4,968)	(10,687)
Reinsurance surplus adjustment	(4,813)	8,260	—
Statutory Reserve Adjustment	13,241	—	—
Other	(3,769)	(507)	237
Total statutory taxes	$22,047	(45,471)	(38,523)

Provision for federal income taxes	$34,224	(88,213)	(9,704)
Tax on capital gains	(1,292)	25,920	910
Change in net deferred income tax	(10,885)	16,822	(29,729)
Total statutory taxes	$22,047	(45,471)	(38,523)

The Company’s policy for recording penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Total federal income taxes paid (including tax on capital gains) was $4,777 during the year ended December 31, 2020, while total federal income taxes received (including tax on capital gains) was $101,075 and $4,430 during the years ended December 31, 2019 and 2018, respectively.

As of December 31, 2020 and 2019, there are no net operating losses or capital loss carryforwards available for tax purposes. As of December 31, 2020 and 2019, the company has no capital loss carryforwards or valuation allowances recorded. As of December 31, 2020, the Company has $118 of uncertain tax positions related to the Separate Account Dividends Receivable Deduction (“SA DRD”) company share percentage(s) for tax return year 2017. As of December 31, 2020, the Company has tax credit carryforwards of $45,963 expiring in years 2023 - 2036. As of December 31, 2019, the Company had $1,972 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2013-2017. As of December 31, 2019, the Company had tax credit carryforwards of $38,815 expiring in years 2023 through 2036.

There are no federal income taxes incurred that are available for recoupment in the event of future net losses.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of reporting.

There are no aggregate federal income tax deposits under Internal Revenue Code Section 6603, and none are recorded as admitted assets.

The Company’s federal income tax return is consolidated with the other life insurance companies ONLAC, NSLAC, KENW, MONT, SYRE, CMGO and SUNR and then with its common parent, ONMH.

The Company is not under current examination with the Internal Revenue Service. The statute of limitations remains open for tax years 2017, 2018 and 2019 for the consolidated tax group.

The allocation of taxes between members of the federal consolidated income tax return is subject to written agreement approved by the Board of Directors. Allocations are based on separate company calculations with current credit for losses. Intercompany tax balances are settled quarterly.

(16)	Pensions and Other Post-Retirement Benefit Plans

(a)	Home Office Pension Plan

The Company sponsors a funded qualified defined benefit pension plan covering all home office employees hired prior to January 1, 1998. This plan was amended effective December 31, 2019 to freeze the accrual of future benefits. The impact of the curtailment is included below. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2020 and 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(b)	Home Office Post-Retirement Benefit Plan

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65 a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2020 and 2019.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2020 and 2019.

(d)	Agents’ Post-Retirement Benefits Plan

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plan is contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2020 and 2019.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2020	2019	2020	2019
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$87,733	78,067	7,558	6,306
Service cost	659	1,744	37	25
Interest cost	3,009	3,893	263	280
Actuarial (gain) loss	13,101	19,988	3,803	1,404
Benefits paid *	(605)	(4,869)	(777)	(457)
Settlement/curtailment	(5,746)	(11,090)	—	—
Projected benefit obligation at end of year	$98,151	87,733	10,884	7,558

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

	Pension benefits		Other benefits
	2020	2019	2020	2019
Change in plan assets:
Fair value of plan assets at beginning of year	$56,609	50,703	—	—
Plan sponsor contribution	10,000	—	—	—
Actual return on plan assets	10,065	10,365	—	—
Benefits and expenses paid	(5,746)	(4,459)	—	—
Fair value of plan assets at end of year	$70,928	56,609	—	—

Funded status	$(27,223)	(31,124)	(10,885)	(7,559)
Unrecognized net actuarial loss (gain)	30,997	28,103	6,118	2,652
Unrecognized prior service cost	—	—	(293)	(342)
Net prepaid (accrued) amount recognized	$3,774	(3,021)	(5,060)	(5,249)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Pension benefits		Other benefits
Funded Status:	2020	2019	2020	2019
Overfunded
Assets (nonadmitted)
Prepaid benefit costs	$—	—	—	—
Overfunded plan assets	—	—	—	—
Total assets (nonadmitted)	$—	—	—	—

Underfunded
Liabilities recognized
Net prepaid (accrued) amount recognized	$3,774	(3,021)	(5,060)	(5,249)
Liabilities for benefits	(30,997)	(28,103)	(5,825)	(2,309)
Total liabilities recognized	$(27,223)	(31,124)	(10,885)	(7,558)

	Pension benefits		Other benefits
	2020	2019	2020	2019
Amounts recognized in the statutory statements of admitted assets, liabilities, and capital and surplus consist of:
Prepaid benefit costs	$17,535	9,458	—	—
Accrued benefit costs	(13,761)	(12,479)	(5,060)	(5,249)
Surplus	(30,997)	(28,103)	(5,825)	(2,309)
Total liabilities recognized	$(27,223)	(31,124)	(10,885)	(7,558)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Pension benefits
	2020	2019	2018
Components of net periodic benefit cost:
Service cost	$659	1,744	2,412
Interest cost	3,009	3,893	3,994
Expected return on plan assets	(4,167)	(3,568)	(4,726)
Amortization of prior service cost	—	41	153
Amortization of net loss	2,588	3,010	3,274
Settlement	1,721	—	—
Net periodic benefit cost	$3,810	5,120	5,107

	Other benefits
	2020	2019	2018
Components of net periodic benefit cost:
Service cost	$37	25	43
Interest cost	263	280	261
Amortization of prior service cost	(49)	(31)	(13)
Amortization of net gain	336	117	57
Net periodic benefit cost	$587	391	348

The following is attributable to pension plans whose accumulated benefit obligation exceeds plan assets as of December 31:

	Pension benefits
	2020	2019
Projected benefit obligation	$98,151	87,733
Accumulated benefit obligation	94,497	85,217
Prepaid pension cost	3,774	(3,021)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(f)	Assumptions

	Pension benefits		Other benefits
	2020	2019	2020	2019
Weighted average assumptions used to determine net periodic cost at January 1:
Discount rate	3.65%	4.90%	3.49%	4.74%
Expected long-term return on plan assets	7.50%	7.50%	—	—
Rate of compensation increase	3.56%	4.12%	4.25%	4.25%
Health care cost trend rate assumed for next year:
Before 65	—	—	8.70%	6.90%
Age 65 and older	—	—	0.60%	0.70%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate):
Before 65	—	—	8.60%	6.80%
Age 65 and older	—	—	0.50%	0.60%
Year that the rate reaches the ultimate trend rate	—	—	2024	2023

Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	2.76%	3.65%	2.53%	3.49%
Rate of compensation increase	3.56%	4.11%	4.25%	4.25%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2020 service cost and interest cost	$26	(19)
Effect on 2020 other post-retirement benefit obligation	735	(657)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company's qualified pension plan assets at fair value as of December 31:

	Level 1	Level 2	Level 3	Total
2020
Bond funds	$20,219	—	—	20,219
Stock funds	50,709	—	—	50,709
Total assets	$70,928	—	—	70,928

2019
Bond funds	$19,152	—	—	19,152
Stock funds	37,457	—	—	37,457
Total assets	$56,609	—	—	56,609

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy as described in Note 5.

The assets of the Company’s Home Office Pension Plan (“the Plan”) are invested in group variable annuity contracts issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2020 and 2019, $50,228 and $36,170, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of stocks, bonds and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 70% stocks and 30% bonds.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for stocks and U.S. domestic, global and high yield for bonds. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of the Plan assets (exclusive of any short-term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of stock and bond benchmarks in weights determined by the Pension Plan committee.

The overall expected long-term rate of return on assets is determined by a weighted average return of bond and stock indexes. Bond securities (including cash) make up 35% of the weighted average return and stocks make up 65% of the weighted average return.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Plan’s assets as of December 31:

	2020	2019
Stocks	71%	66%
Bonds	29	34
Total	100%	100%

(h)	Cash Flows

Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2020 was zero. The Plan Sponsor contributed $10,000 to the qualified pension plan for the years ended December 31, 2020. No contribution were made to the qualified pension plan for the years ended December 31, 2019 and 2018. There is no planned contribution to the qualified pension plan for the 2021 plan year.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2021	$8,382	814
2022	10,198	860
2023	8,995	888
2024	8,579	847
2025	7,044	775
2026-2030	32,347	3,224

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Pension benefits		Other benefits
	2020	2019	2020	2019
Amounts in unassigned funds (surplus) recognized in the next fiscal year as components of periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$28,102	29,056	2,309	991
Net prior service cost or credit recognized	—	(41)	49	31
Net gain and loss arising during the period	7,204	2,097	3,804	1,404
Net gain and loss recognized	(2,588)	(3,010)	(336)	(117)
Items not yet recognized as a component of net periodic cost - current year	$32,718	28,102	5,826	2,309

	Pension benefits		Other benefits
	2020	2019	2020	2019
Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net prior service cost or credit	$—	—	(49)	(49)
Net recognized gains and losses	2,977	2,494	725	286

	Pension benefits		Other benefits
	2020	2019	2020	2019
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net prior service cost or credit	$—	—	(293)	(342)
Net recognized gains and losses	30,997	28,102	6,118	2,652

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2020, 2019 and 2018 was $3,665, $6,011 and $6,900, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $2,618, $2,615 and $2,891 in 2020, 2019 and 2018, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

During 2020 the profit-sharing plan and the defined contribution pension plan were combined and are now being administered by a third party.

(j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(17)	Capital and Surplus, Dividend Restrictions and Regulatory RBC

Capital and Surplus

The Company has 10,000,000 shares ($1 par value) authorized, issued and outstanding of Class A common stock as of December 31, 2020 and 2019. The Company has no preferred stock issued or outstanding.

The Company did not receive a capital contribution from its parent, ONFS, during 2020, 2019 or 2018.

Surplus notes outstanding are as follows as of December 31:

	2020	2019
Surplus notes
6.875% fixed rate due 2042	$250,000	$250,000
5.000% fixed rate due 2031	4,059	4,019
5.800% fixed rate due 2027	5,911	5,897
8.500% fixed rate due 2026	49,881	49,859

Total	$309,851	$309,775

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of the additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.8% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

In May 1996, ONLIC issued $50,000, 8.5% fixed rate surplus notes due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may not redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

Except as provided in Section 3901.72 of the Ohio Revised Code, the notes are not part of the legal liabilities of the Company and are not a liability or claim against the Company or any of its assets. Interest payments, scheduled semi-annually, must be approved for payment by the Department. The Company paid $22,011 in interest related to these notes in 2020, 2019 and 2018. Principal payments must also be approved by the Department. Interest expense for surplus notes is not recognized in the statutory statements of operations until it has been approved by the Department.

Regulatory RBC

The NAIC has established RBC requirements to assist regulators in monitoring the financial strength and stability of life insurers and provides for an insurance commissioner to intervene if the insurer experiences financial difficulty. The RBC requirements instruct every life insurer to calculate its total adjusted capital and RBC position. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. Under the NAIC requirements, each insurer must maintain its total adjusted capital and surplus above a calculated minimum threshold or take corrective measures to achieve that threshold. Based upon the December 31, 2020 and 2019 statutory financial statements, the Company exceeded all required RBC levels.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of the Company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $135,000 may be paid by ONLIC to ONFS in 2021 without prior approval. Dividends of $40,000, $55,000 and $60,000 were declared and paid by ONLIC to ONFS in 2020, 2019 and 2018, respectively.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Subsidiary Dividends

The following table details the dividends received from each of the subsidiaries and included in investment income for the years:

	2020	2019	2018
ONLAC	$12,000	106,000	27,000
ONII	6,950	6,750	4,000
ONESCO	—	—	924
	$18,950	112,750	31,924

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $23,000 may be paid by ONLAC to ONLIC in 2021 without prior approval. ONLAC declared and paid ordinary dividends to ONLIC of $12,000, $30,857 and $27,000 in 2020, 2019 and 2018, respectively. Extraordinary dividends of $75,143 were paid by ONLAC to ONLIC during 2019. No extraordinary dividends were declared or paid by ONLAC to ONLIC during 2020 or 2018.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to its stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter in which CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2020, 2019 or 2018.

The payment of dividends by SUNR to ONLIC is limited by the SUNR plan of operations, which was approved by the Ohio Department of Insurance.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $3,000 may be paid by NSLAC to ONLIC in 2021 without prior approval. No dividends were declared or paid by NSLAC in 2020, 2019 or 2018.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2020, 2019 or 2018. No dividends were declared or paid by KENW to ONLIC in 2020, 2019 or 2018.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans and bonds of $23,327 and $43,565 as of December 31, 2020 and 2019, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the statutory financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(19)	Leases

The Company leases office equipment under various noncancelable operating lease agreements that expire through August 2025. Rental expense under these leases was $675, $695 and $342 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company also leases its home office from ONFS under a noncancelable operating lease agreement that expires in September 2026. Rental expense under this lease was $2,793 for the years ended December 31, 2020, 2019 and 2018. The minimum aggregate rental commitments under these leases are as follows:

2021	$3,860
2022	3,669
2023	3,560
2024	2,978
2025	2,889
Thereafter	1,862
Total	$18,818

(20)	Contingencies

The Company and all other solvent life insurance companies are periodically assessed by certain state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Some of these assessments are partially recoverable through a reduction in future premium taxes in some states. In addition, the Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings as well as state guaranty fund assessments are not likely to have a material adverse effect on the Company’s financial condition or results of operations.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company, along with its affiliates, is a party to six court cases and two Financial Industry Regulatory Authority (“FINRA”) arbitrations stemming from the strategic changes announced in September 2018, specifically the termination of certain variable annuity selling agreements with broker dealers related to the annuity business. The core issue in all of the cases is a disputed interpretation of certain language in Ohio National Life’s contracts with the broker dealers who sold Ohio National Life’s annuities. One case purports to be on behalf of a class, but no motions for class certification have yet been filed, and no class has been certified. Eight previously pending court cases and seven previously pending FINRA arbitrations have been resolved. The next case currently set for trial is in October, 2021. The Company expects to continue to vigorously defend itself against these allegations. However, litigation is inherently uncertain, and the outcome thereof cannot be predicted. Accordingly, it is possible that the ultimate outcome in one or more of the proceedings may be material to the Company’s results of operations for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s results of operations for the period.

(21)	Related-Party Transactions

The Company made capital contributions of $165,000 and $140,654 to SUNR during the years ended December 31, 2020 and 2019, respectively.

The Company has a written agreement to provide services for personnel, data processing and supplies to ONLAC, which either party may terminate upon a thirty-day notice. ONLIC primarily uses multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and believes they are reasonable for determining the expense charges. This agreement was approved by the Department. Generally, the apportionment is based upon specifically identifying the expense to the incurring entity. Where this is not feasible, apportionment is based upon pertinent factors and ratios. The terms call for a cash settlement at least quarterly. There is no assurance that these costs would be similar if the Company had to obtain such services on its own. This agreement resulted in services charges totaling $59,692, $38,124 and $59,927 in 2020, 2019 and 2018, respectively. These amounts include pension costs for the personnel furnished to the Company. At December 31, 2020 and 2019, ONLAC owed ONLIC $2,078 and $5,974, respectively.

The Company paid $4,785, $4,966 and $5,406 for rent and operating expenses on the home office to ONFS for the years ended December 31, 2020, 2019 and 2018, respectively.

ONFS provides services for executive management and data processing equipment placed in service after December 31, 2000, to ONLIC. For the years ended December 31, 2020, 2019 and 2018, ONLIC recorded expenses of $20,899, $22,003 and $21,968, respectively, for these services.

The Company is a party to an agreement with ONMH and most of its direct and indirect subsidiaries whereby ONLIC maintains a common checking account. It is ONLIC’s duty to maintain sufficient funds to meet the reasonable needs of each party on demand. ONLIC must account for the balances of each party daily. Such funds are deemed to be held in escrow by ONLIC for the other parties. Settlement is made daily for each party’s needs from or to the common account. It is ONLIC’s duty to invest excess funds in an interest-bearing account and/or short-term highly liquid investments. ONLIC will credit interest monthly at the average interest earned for positive cash balances during the period or charge interest on any negative balances. Interest credited for the years ended December 31, 2020, 2019 and 2018 was $301, $770 and $20, respectively. The parties agree to indemnify one another for any losses of any nature relating to a party’s breach of its duties under the terms of the agreement. The Company held the following balances for the participating entities in payable to parent, subsidiaries and affiliates as of December 31:

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019
ONMH	$97	998
ONFS	15,270	12,457
ONLAC	84,680	31,921
MONT	4,690	2,114
KENW	5,074	5,968
CMGO	5,902	8,097
SYRE	257	55,873
SUNR	22,904	(25,890)
ONII	6,129	6,141
ON Flight Inc.	83	(61)
ONTech, LLC	(1,852)	591
ON Foreign Holdings, LLC	(11,230)	(9,697)
Fiduciary Capital Management, Inc.	—	302
Financial Way Realty, Inc.	150	441
Total	$132,154	89,255

(22)	Accounting Changes and Corrections of Errors

The Company’s December 31, 2020 statutory financial statements reflect a change in valuation basis for annuity reserves and other deposit funds associated with the adoption of VM-21. The change is effective for all policies in force. The impact of the change relating to reserves as of December 31, 2019 and prior was $63,050 and is reflected as an increase to Unassigned surplus and a decrease to Reserves for future policy benefits for Annuity and other deposit funds.

The Company’s December 31, 2020 statutory financial statements reflect a prior period adjustment relating to the recording of income taxes, primarily related to calculation changes in the intercompany tax transfer pricing chargebacks. The events contributing to the understatement of taxes impact surplus as follows:

Federal and foreign income taxes incurred (excluding taxes on capital gains)	$(1,188)
Decrease in surplus	$(1,188)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company’s December 31, 2020 statutory financial statements reflect a prior period adjustment relating to the recording and valuation of unrealized gains and losses. As of December 31, 2020, the unrealized gains and losses were overstated by $993. The events contributing to the adjustment impact surplus as follows:

Change in net unrealized capital gains	$993
Increase in surplus	$993

The Company’s December 31, 2019 financial statements reflect a prior period adjustment relating to the recording of guaranteed interest contract immediate annuity reserves. As of December 31, 2018, reserves were understated by $1,831. As a result, surplus was overstated by $1,446. The events contributing to the adjustment impact surplus as follows:

Increase in aggregate reserves for life accident and health contracts	$(1,831)
Federal and foreign income taxes incurred (excluding taxes on capital gains)	385
Decrease in surplus	$(1,446)

The cumulative prior period surplus impact of these errors is shown as a direct adjustment to surplus within the statutory statements of changes in capital and surplus. SSAP No. 3R, Accounting Changes and Corrections of Errors, prescribes that if a reporting entity becomes aware of a material accounting error in a previously filed financial statement after it has been submitted to the appropriate regulatory agency, the entity shall file an amended financial statement unless otherwise directed by the domiciliary regulator. Correction of all immaterial accounting errors in previously issued statutory financial statements, for which an amended financial statement was not filed, shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected.

(23)	Reconciliation to 2019 Annual Statement

The Company’s net cash provided by operations and net cash used in financing do not agree to the amounts reported in the Company’s 2019 Statutory Annual Statement. The audited Statutory Statement of Cash Flows included herein differs from the Annual Statement Cash Flow statement because of a reclassification made with respect to buyout activity related to GMIB riders as discussed in Note 1. There is no difference between the audited Statutory financial statements and the Annual Statement filing with respect to cash, cash equivalents and short-term investments at December 31, 2019 as a result of this adjustment.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following table reconciles net cash from operations and net cash from financing and miscellaneous sources from the Annual Statement to the accompanying audited Statutory Statement of Cash Flows for the year ended December 31, 2019 (using classifications and titles from the audited statement and referencing Annual Statement page and line numbers):

	As filed in Annual Statement	Adjustment	As presented in audited statements
Less:
Death and other benefits (P5, L5)	$3,253,820	114,930	3,368,750

Net cash provided by operations (P5, L11)	949,222	(114,930)	834,292

Other, net (P5, L16.6)	(308,010)	114,930	(193,080)

Net cash used in financing (P5, L17)	(388,925)	114,930	(273,995)

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2020

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet[1]
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$37,529	41,913	37,529
Obligations of states and political subdivisions	794,592	848,889	794,592
Debt securities issued by foreign governments	3,976	4,474	3,976
Corporate securities	3,210,117	3,578,013	3,210,117
Asset-backed securities	807,624	823,167	807,624
Mortgage-backed securities	544,361	571,503	544,361
Total fixed maturity available-for-sale securities	5,398,199	5,867,959	5,398,199
Equity securities at fair value:
Common stocks:
Industrial, miscellaneous, and all other	237,843	356,756	356,756
Nonredeemable preferred stocks	7,101	8,033	7,101
Total equity securities at fair value	244,944	364,789	363,857
Mortgage loans on real estate, net	970,773		970,773
Real estate, net:
Investment properties	30,891		24,7572
Total real estate, net	30,891		24,757
Contract loans	835,945		835,945
Other long-term investments[3]	618,294		605,1744
Securities lending reinvested collateral assets	281,976		281,976
Receivable for collateral	1,200		1,200
Cash and cash equivalents	539,279		539,279
Short-term investments	109,247		109,247
Total investments	$9,030,748		9,130,407

[1]	See Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
[2]	Difference from Column B is due to adjustments for accumulated depreciation.
[3]	Included in totals are Derivatives, Other Invested Assets and Receivable for Collateral.
[4]	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses	Unearned premiums	Other policy claims and benefits payable	Premium revenue
2020:
Individual life insurance	$—	4,520,274	1,517	155,122	792,180
Pension and annuities	—	2,564,521	—	1,116	515,853
Other insurance	—	39,145	58	832	5,373
Corporate	—	—	—	—	32
Total	$—	7,123,940	1,575	157,070	1,313,438
2019:
Individual life insurance	$—	3,996,171	1,416	161,004	769,416
Pension and annuities	—	2,539,804	—	596	277,884
Other insurance	—	40,067	82	820	5,773
Corporate	—	—	—	—	77
Total	$—	6,576,042	1,498	162,420	1,053,150
2018:
Individual life insurance	$—	4,304,520	1,085	162,795	767,077
Pension and annuities	—	3,478,750	—	718	1,455,689
Other insurance	—	41,735	59	956	5,981
Corporate	—	—	—	—	(1)
Total	$—	7,825,005	1,144	164,469	2,228,746

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[2]	Premiums written[4]
2020:
Individual life insurance	$192,662	701,346	—	162,471
Pension and annuities	135,826	2,496,720	—	114,271
Other insurance	2,010	2,163	—	2,714
Corporate	(22,815)	16,285	—	42,222
Total	$307,683	3,216,514	—	321,678
2019:
Individual life insurance	$196,435	643,264	—	187,668
Pension and annuities	161,914	3,572,478	—	113,711
Other insurance	2,127	1,865	—	4,681
Corporate	79,720	7,432	—	44,254
Total	$440,196	4,225,039	—	350,314
2018:
Individual life insurance	$184,874	671,350	—	187,284
Pension and annuities	170,314	3,475,964	—	261,127
Other insurance	2,324	5,735	—	2,089
Corporate	14,580	10	—	57,219
Total	$372,092	4,153,059	—	507,719

[1]	Acquisition costs are not capitalized under statutory accounting.
[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	Policyholders’ dividends on participating policies are included in Column H amounts.
[4]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2020:
Life insurance in force	$28,058,352	97,552,879	96,933,961	27,439,434	353.3%
Premiums:
Life insurance	797,721	112,141	106,632	792,212	13.5%
Pension and annuities	720,369	207,501	2,985	515,853	0.6%
Accident and health insurance	10,843	5,470	—	5,373	—%
Total	$1,528,933	325,112	109,617	1,313,438	8.3%
2019:
Life insurance in force	$26,530,100	101,892,935	102,598,612	27,235,777	376.7%
Premiums:
Life insurance	781,201	114,184	102,476	769,493	13.3%
Pension and annuities	729,110	454,226	3,000	277,884	1.1%
Accident and health insurance	11,620	5,847	—	5,773	—%
Total	$1,521,931	574,257	105,476	1,053,150	10.0%
2018:
Life insurance in force	$24,974,392	103,029,179	100,810,664	22,755,877	443.0%
Premiums:
Life insurance	726,270	52,974	93,780	767,076	12.2%
Pension and annuities	2,189,786	737,174	3,077	1,455,689	0.2%
Accident and health insurance	12,212	6,231	—	5,981	—%
Total	$2,928,268	796,379	96,857	2,228,746	4.3%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2020:
Valuation allowances –
None	$—	—	—	—	—
2019:
Valuation allowances –
None	$—	—	—	—	—
2018:
Valuation allowances –
None	$—	—	—	—	—

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 27. Exhibits

(a) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(No link available.)

(c)(1) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/0000950152-97-008911.txt)

(c)(2) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 9 on February 27, 1991 (File No. 2-91213) and is incorporated by reference herein.

(No link available.)

(c)(3) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(No link available.)

(c)(4) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-Effective Amendment No. 2 on April 16, 1998 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/0000950152-98-003301.txt)

(d)(1) Variable Deferred Annuity Contract, Form 06-VA-5, was filed as Exhibit 99(4)(a) of the Registrant’s Pre-Effective Amendment No. 1 to the registration statement on Form N-4 filed on May 18, 2010 (File No. 333-164073) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095012310050834/l39427exv99w4wa.htm)

(d)(2) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015209003663/l35926exv99w4wg.htm)

(d)(3) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015209003662/l35904a1exv99w4wi.htm)

(d)(4) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994u.htm)

(d)(5) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994v.htm)

(d)(6) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994y.htm)

(d)(7) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994z.htm)

(d)(8) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994aa.htm)

(d)(9) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994bb.htm)

(d)(10) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312512324841/d382498dex994z.htm)

(d)(11) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312512324841/d382498dex994aa.htm)

(d)(12) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312512324841/d382498dex994bb.htm)

(d)(13) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312512324841/d382498dex994cc.htm)

(d)(14) Fixed Accumulation Account Rider, Form ICC16-FAA-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182249) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562475/d160373dex994n.htm)

(d)(15) Xtra Credit Endorsement (aka Premium Bonus), Form ICC16-XCE-1, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182249) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562475/d160373dex994o.htm)

(d)(16) Variable Deferred Annuity Contract, Form ICC16-VA-2, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562373/d267435dex994p.htm)

(d)(17) Nursing Home Waiver, Form ICC16-NHW-1, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562373/d267435dex994q.htm)

(d)(18) Combo Death Benefit Rider, Form ICC16-CDB-1, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562373/d267435dex994s.htm)

(d)(19) Form of Gain Enhancement Benefit Rider, Form 02-ADB-2, was filed as Exhibit 99(4)(d) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516738505/d252286dex994d.htm)

(d)(20) Form of Gain Enhancement Benefit Plus Rider, Form 02-ADB-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516738505/d252286dex994e.htm)

(d)(21) Form of Income Opportunity Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form ICC17-GLW-1, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 14 on April 26, 2018 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312518132126/d528806dex994v.htm)

(d)(22) Form of Income Opportunity Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form ICC17-GLW-2, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 14 on April 26, 2018 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312518132126/d528806dex994w.htm)

(e)(1) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312514159829/d692397dex995a.htm)

(e)(2) Variable Annuity Application, Form ICC16-4900, was filed as Exhibit 99(5)(b) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562373/d267435dex995b.htm)

(f)(1) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(No link available.)

(f)(2) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(No link available.)

(g)(1) Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015208003230/l30197aexv7wa.htm)

(g)(2) Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 29 (File No. 333- 43515) on April 30, 2008 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015208003230/l30197aexv7wd.htm)

(h)(1) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/0000950152-98-003161.txt)

(h)(2) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-Effective Amendment No. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/0000950152-98-003161.txt)

(h)(3) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015206003543/l17807aexv3wg.txt)

(h)(4) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015206003543/l17807aexv3wh.txt)

(h)(5) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015206003543/l17807aexv3wi.txt)

(h)(6) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/770291/000095015206003536/l17816aexv99whw4.txt)

(h)(7) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/770291/000095015206003536/l17816aexv99whw5.txt)

(h)(8) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/770291/000095015206003536/l17816aexv99whw6.txt)

(k) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(k).

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director
Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director
John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director
James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

Name and Principal Business Address	Position and Offices with Depositor
John R. Phillips 651 Country Lane Glencoe, IL 60022	Director
J. Michael Schlotman 862 Winterhaven Court Crescent Springs, KY 41017	Director
James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director

Gary T. Huffman*	Director & Chairman of the Board
Barbara A. Turner*	Director, President & Chief Executive Officer

David A. Azzarito 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America

Andrea Baker*	Vice President, Audit Services

Michael Begley*	Senior Vice President, Career Agency Distribution & Marketing
Jose Berrios 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, Regional Actuary, Latin America
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, National Sales, ONESCO

R. Todd Brockman*	Vice President, Mutual Fund Operations

Richard J. Brooks*	Vice President & Counsel

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Senior Vice President & Chief Distribution and Marketing Officer

Steve Chaney*	Vice President, Corporate Services
Ryan Chen*	Vice President, Corporate Actuarial Financial Reporting
Rocky Coppola*	Senior Vice President & Chief Financial Officer
Lori Dashewich*	Vice President & Controller

Name and Principal Business Address	Position and Offices with Depositor
John A. DelPozzo*	Senior Vice President, Traditional Distribution

Scott E. Durkee*	Vice President, Flight Operations, President, ON Flight
J. Keith Dwyer*	Chief Compliance Officer, Funds
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer

Christopher Finger*	Vice President, Financial Reporting

Joseph M. Fischer*	Assistant Secretary
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Robert K. Gongwer*	Vice President, Taxes
Heather Gordon*	Vice President, Hedging & Annuity ERM
Kristal E. Hambrick*	Executive Vice President & Chief Risk Officer

Marc Andrew Hargis*	Vice President, Investment Accounting

Jill S. Hartmann*	Vice President, Market Development and Communications
Danielle D. Ivory*	Senior Vice President, Operations
Thomas H. Jurkowski*	Vice President, Agency Development
Brenda L. Kalb*	Vice President, Private Placements
Karl H. Kreunen*	Vice President, Life Product Marketing

Carolyn J. Krisko*	Vice President, Finance Innovation

Mark J. Lalli*	Divisional Vice President, Northwest Division
Lori A. Landrum*	Senior Vice President & Assistant General Counsel

John Maddrill IV*	Vice President, Agency Development
David Mauldin*	Vice President, Project and Vendor Management

William McCaster*	Vice President & Chief Information Security Officer

Therese S. McDonough*	Vice President & Corporate Secretary
Patrick H. McEvoy*	Vice President, Broker Dealer Operations, President & Chief Executive Officer, ONES
Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture
Angela C. Meehan*	Vice President, Corporate Marketing

Traci Nelson*	Senior Vice President, IT Business Information Systems

Name and Principal Business Address	Position and Offices with Depositor
Bradley T. Owens*	Tax Officer
Carlos Paiva 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, LATAM Regional Counsel & Compliance Officer
Doris L. Paul*	Vice President & Treasurer
Kimberly A. Plante*	Vice President and Counsel

William C. Price*	Senior Vice President & General Counsel

Gary R. Rodmaker*	Vice President, Fixed Income Securities
Therese R. Rothenberger*	Divisional Vice President, Southeast Division

Chad Russell*	Vice President, Financial Reporting
David Shaver*	Vice President, Life Product Management
Scott N. Shepherd*	Senior Vice President & Chief Corporate Actuary

Michael J. Slattery*	Senior Vice President, Information Technology

Christopher A. Smith*	Senior Vice President, Strategic Initiatives & Business Optimization

Joao “John” Soares*	Vice President, DI Product Actuary
David E. Spaulding*	Vice President, Financial Reporting
Raymond D. Spears*	Senior Vice President & Chief Underwriting Officer
Alex Stultz*	Vice President, Operations
David Szeremet*	Vice President, Advance Marketing

Andrew J. VanHoy*	Vice President, ONESCO Compliance
Joel G. Varland*	Vice President, Enterprise Risk Management
Gwen Vaught*	Vice President, Underwriting

Nicholas A. Vision*	Tax Officer

Steven A. Wabnitz*	Vice President & Medical Director

Pamela A. Webb*	Senior Vice President, Chief Human Resources Officer

Jeff Weisman*	Vice President, Structured Products
Nancy M. Westbrock*	Vice President, ONESCO Operations
Peter E. Whipple*	Senior Vice President, Life Product and Financial Management Illustration Actuary

Name and Principal Business Address	Position and Offices with Depositor
Michelle Wilson*	Vice President, Human Resources

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, SMLLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, (2) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (3) 0.02% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.98% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 7.90% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, SMLLC owns (1) 92.1% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 30. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 31. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Barbara A. Turner	Director

Patrick H. McEvoy	Director, President
Christopher J. Calabro	Director, Vice President & Chief Marketing Officer

Robert K. Gongwer	Vice President & Tax Officer
Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer & Comptroller

Anthony Harris	Continuing Education Director
Kimberly A. Plante	Secretary

Bradley T. Owens	Tax Officer
John McCaffrey	Tax Officer
Nicholas A. Vision	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$4,102,686	None	None	None

Item 32. Location of Accounts and Records

This information is included in the most recent report on form N-CEN.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

Undertakings

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 28th day of April, 2021.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 28th day of April, 2021.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Barbara A. Turner Barbara A. Turner	Director, President, Chief Executive Officer (Principal Executive Officer) and Chief Operating Officer	April 28, 2021
*/s/ Gary T. Huffman Gary T. Huffman	Director, Chairman	April 28, 2021
*/s/ Jack E. Brown Jack E. Brown	Director	April 28, 2021
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 28, 2021
*/s/ John W. Hayden John W. Hayden	Director	April 28, 2021
*/s/ James F. Orr James F. Orr	Director	April 28, 2021
*/s/ John R. Phillips John R. Phillips	Director	April 28, 2021
*/s/ Rocky Coppola Rocky Coppola	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 28, 2021
__________________ J. Michael Schlotman	Director	April 28, 2021
*/s/ James C. Votruba James C. Votruba	Director	April 28, 2021
__________________ Gary E. Wendlandt	Director	April 28, 2021

*By: Kimberly A. Plante Kimberly A. Plante, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(k) 99(10)	Opinion of Counsel Consents of KPMG LLP
99(24)	Powers of Attorney